As filed with the Securities and Exchange Commission on May 1, 2006

                                                              File No. 333-31320
                                                                       811-03488
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
       Pre-Effective Amendment No.                                           |_|

       Post-Effective Amendment No.15                                        |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 92                                                      |X|


                        (Check appropriate box or boxes.)

                               -------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
             (fka, Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                         PHOENIX LIFE INSURANCE COMPANY
                (fka, Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                               -------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (800) 447-4312 (Depositor's
                     Telephone Number, Including Area Code)

                               -------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                          One American Row, PO Box 5056
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                               -------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

|X| on May 1, 2006 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                               -------------------

              Title of Securities Being Registered: Deferred Fixed
                          & Variable Annuity Contracts

================================================================================

                                     PART A

                                                                     [VERSION A]

                            RETIREMENT PLANNER'S EDGE
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


PROSPECTUS                                                           MAY 1, 2006
   This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund *
[diamond] AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP
          (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] VIP Contrafund(R) Portfolio
[diamond] VIP Growth Opportunities Portfolio
[diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond] Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Bond-Debenture Portfolio
[diamond] Growth and Income Portfolio
[diamond] Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
          (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond] Phoenix Mid-Cap Growth Series
          (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond] Phoenix Strategic Theme Series
          (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-AIM Growth Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-Engemann Growth and Income Series
[diamond] Phoenix-Engemann Small-Cap Growth Series
[diamond] Phoenix-Engemann Strategic Allocation Series
[diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond] Phoenix-Kayne Rising Dividends Series
[diamond] Phoenix-Kayne Small-Cap Quality Value Series
[diamond] Phoenix-Lazard International Equity Select Series
[diamond] Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
          (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Juno Fund *
[diamond] Rydex Variable Trust Nova Fund *
[diamond] Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select o Wanger U.S. Smaller Companies


   *Closed to new investment on May 1, 2006. See Appendix A for more information.

    The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.


    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2006, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


  [envelope] PHOENIX LIFE INSURANCE COMPANY   [telephone] TEL. 800/541-0171
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

                                TABLE OF CONTENTS

-----------------------------------------------------------------
Heading                                                    Page
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GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY..........................................   10
FINANCIAL HIGHLIGHTS......................................   11
FINANCIAL STATEMENTS......................................   11
PERFORMANCE HISTORY.......................................   11
THE VARIABLE ACCUMULATION ANNUITY.........................   11
PHOENIX AND THE SEPARATE ACCOUNT .........................   12
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   12
   Participating Investment Funds.........................   12
   Investment Advisors and Subadvisors....................   13
   Services of the Advisors...............................   13
GIA  .....................................................   13
PURCHASE OF CONTRACTS.....................................   13
DEDUCTIONS AND CHARGES....................................   14
   Annual Administrative Charge...........................   14
   Daily Administrative Fee...............................   14
   Guaranteed Minimum Income Benefit Rider Fee............   14
   Mortality and Expense Risk Fee.........................   14
   Tax....................................................   15
   Transfer Charge........................................   15
   Reduced Fees, Credits and Excess Interest..............   15
   Other Charges..........................................   15
THE ACCUMULATION PERIOD...................................   15
   Accumulation Units.....................................   15
   Accumulation Unit Values...............................   15
   Internet, Interactive Voice Response and Telephone
     Transfers ...........................................   16
   Disruptive Trading and Market Timing...................   16
   Optional Programs and Benefits.........................   17
   Withdrawals............................................   20
   Lapse of Contract......................................   20
   Payment Upon Death Before Maturity Date ...............   20
THE ANNUITY PERIOD........................................   21
   Annuity Payments.......................................   21
   Annuity Payment Options ...............................   21
   Payment Upon Death After Maturity Date.................   23
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   24
   Valuation Date.........................................   24
   Valuation Period.......................................   24
   Accumulation Unit Value................................   24
   Net Investment Factor..................................   24
MISCELLANEOUS PROVISIONS..................................   24
   Assignment.............................................   24
   Payment Deferral.......................................   24
   Free Look Period.......................................   24
   Amendments to Contracts................................   25
   Substitution of Fund Shares............................   25
   Ownership of the Contract..............................   25
FEDERAL INCOME TAXES......................................   25
   Introduction...........................................   25
   Income Tax Status......................................   25
   Taxation of Annuities in General--Nonqualified Plans...   25
   Additional Considerations..............................   26
   Owner Control..........................................   27
   Diversification Standards .............................   28
   Taxation of Annuities in General--Qualified Plans......   28
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   31
SERVICING AGENT...........................................   32
STATE REGULATION..........................................   32
REPORTS...................................................   33
VOTING RIGHTS.............................................   33
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   33
LEGAL MATTERS.............................................   33
SAI TABLE OF CONTENTS.....................................   34

APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the step-up amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's schedule page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any loan debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday unless you and we agree otherwise. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:
[diamond] Non-qualified plans--$20,000
[diamond] Individual Retirement Annuity (Rollover IRA only)--$20,000
[diamond] Bank draft program--$500
[diamond] Qualified plans--$20,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------


    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage
       of amount surrendered.....................   0%                  This table describes the fees and expenses that you will
    Transfer Charge (1)                                                 pay at the time that you surrender the contract or transfer
       Current ..................................   None                cash value between the subaccounts. State premium taxes may
       Maximum...................................   $20                 also be deducted.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current.........................................$35
    Maximum (2)..................................   $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a                          This table describes the fees and expenses that you will
    percentage of average account value)                                pay periodically during the time that you own the contract,
    Mortality and Expense Risk Fee...............  1.275%               not including annual fund fees and expenses.
    Daily Administrative Fee.....................  0.125%
                                                   ------
    Total Annual Separate Account Expenses.......  1.400%
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charges".

(2) This charge is deducted on each contract anniversary from the investment options you have selected. See "Deductions and Charges."

------------------------------------------------------------------------------------------------------------------------------------

                              OPTIONAL BENEFIT FEES
                              ---------------------

             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(3) (as a percentage of the Guaranteed Annuitization Value)
    Current.........................................   0.600%
    Maximum.........................................   1.000%
------------------------------------------------------------------------------------------------------------------------------------
REALLOCATION BENEFIT RIDER                                              Available only to contract owners with amounts allocated to
    Current.........................................     None           the GIA on May 15, 2003, and is subject to state insurance
    Maximum.......................................       None           department approval.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                       Minimum      Maximum             expenses, as a percentage of daily net assets, for the year
    Total Annual Fund Operating        -------      -------             ended 12/31/05, charged by the fund companies that you may
    Expenses (expenses that are                                         pay periodically during the time that you own the contract.
    deducted from the fund assets                                       More detail concerning the funds' fees and total and net
    include management fees,                                            fund operating expenses can be found after the Expense
    12b-1 fees and other expenses) ..   0.34%        5.11%              Examples and are contained in the fund prospectuses.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES                                                        This example is intended to help you compare the cost of
                                                                        investing in the contract with the cost of investing in
If you surrender or annuitize at the end of the applicable time         other variable annuity contracts. These costs include
period or do not surrender your contract, your costs would be:          Contract Owner transaction expenses, contract fees,
                                                                        separate account annual expenses, maximum of all applicable
         1 Year       3 Years       5 Years        10 Years             riders and benefit fees, and the maximum fund fees and
         --------------------------------------------------             expenses that were charged for the year ended 12/31/05.
          $705         $2,071        $3,379         $6,413              The examples assumes that you invest $10,000 in the
                                                                        contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and
                                                                        assumes the maximum fees and expenses of any of the funds
                                                                        and that you have allocated all of your contract value to
                                                                        the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these
                                                                        assumptions, your costs are shown in the table to the left.

------------------------------------------------------------------------------------------------------------------------------------

(3) The GMIB is an optional rider. The fee for this rider will be deducted annually on the contract anniversary only if the rider is selected. See "Optional Programs & Riders."

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

This table shows each fund's investment management fee, Rule 12b-1 (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund, which you may obtain by calling 800/541-0171.




------------------------------------------------------------------------------------------------------------------------------------

                                                                  Rule
                                                   Investment    12b-1 or    Other                    Contractual     Total Net
                                                   Management   Service    Operating  Total Annual   Reimbursements  Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     0.61        -         0.29          0.90           N/A         N/A(1, 2)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                            0.60        -         0.27          0.87           N/A        N/A(1, 2, 3)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *                    0.72        -         0.31          1.03           N/A          N/A(1)
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *            0.85        -         0.06          0.91           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                               0.19        -         0.15          0.34          (0.06)         0.28(4)
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II       0.60        -         0.38          0.98           N/A         N/A(5, 17)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary           0.60        -         0.40          1.00           N/A         N/A(5, 17)
Shares
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                   0.57        0.10      0.09          0.76           N/A          N/A(6)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio            0.57        0.10      0.13          0.80           N/A          N/A(7)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                          0.57        0.10      0.10          0.77           N/A          N/A(6)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                        0.46        0.25      0.02          0.73           N/A          N/A(8)
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                          0.60        0.25      0.18          1.03           N/A          N/A(9)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund           1.24        0.25      0.29          1.78           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                      0.65        0.25      0.17          1.07         (0.05)         1.02(10)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                       0.75        0.25      0.07          1.07           N/A          N/A(8, 9)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio *                0.75        0.25      0.22          1.22           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - CLASS VC
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                   0.50        -         0.44          0.94          (0.04)         0.90(11,12)
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                0.48        -         0.41          0.89           N/A          N/A(12)
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                    0.74        -         0.38          1.12           N/A          N/A(13)
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                1.15        0.25      0.70          2.10          (0.69)         1.41(14)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                0.85        0.25      0.17          1.27          (0.02)         1.25(14)
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA               0.64        0.25      0.02          0.91           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                  0.63        0.25      0.04          0.92           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA              0.74        0.25      0.05          1.04           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                          0.68        -         0.21          0.89           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                          0.80        -         0.41          1.21           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                         0.75        -         0.40          1.15           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                  0.75        -         0.31          1.06           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                              0.75        -         0.39          1.14           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                  0.85        -         0.80          1.65           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series       0.45        -         0.27          0.72           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities           0.75        -         0.28          1.03           N/A            N/A
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series              0.70        -         0.29          0.99           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series               0.90        -         0.78          1.68           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series           0.58        -         0.21          0.79           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    0.40        -         0.26          0.66           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       0.50        -         0.25          0.75           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond           0.50        -         0.48          0.98           N/A           N/A(17)
Series
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                  Rule
                                                   Investment    12b-1 or    Other    Total Annual    Contractual     Total Net
                                                   Management   Service    Operating                 Reimbursements  Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       Expenses
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                  0.70        -         0.82          1.52           N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series           0.90        -         1.09          1.99           N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select             0.90        -         0.30          1.20           N/A          N/A(17)
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                         0.35        -         0.64          0.99           N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series            0.35        -         0.76          1.11           N/A          N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.29          0.94          (0.24)         0.97(15)
Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.27          0.92          (0.22)         0.95(15)
Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.69          1.34          (0.64)         0.90(15)
Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:           0.40        0.25      0.34          0.99          (0.29)         0.93(15)
Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series         1.05        -         0.28          1.33           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series       1.05        -         0.35          1.40           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                     0.70        -         0.29          0.99           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio       0.49        0.25      0.25          0.99           N/A           N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                        0.25        0.25      0.25          0.75           N/A           N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                       0.25        0.25      0.25          0.75           N/A           N/A(16)
------------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund *                       0.90        -          4.21         5.11           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund *                       0.75        -          0.78         1.53           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *            0.90        -          0.80         1.70           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio             0.46       0.35       0.32          1.13           N/A           N/A(17)
------------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                            0.99        -         0.33          1.32           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                         0.95        -         0.18          1.13           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                          0.85        -         0.12          0.97           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                          0.90        -         0.05          0.95           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(8) The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.

(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.

(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.

(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.

(16) "Other Expenses" reflect an administrative fee of 0.25%.

(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

   -------------------------------------------------------------------------------------------------
                        FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
   -------------------------------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities          (0.26)                   0.72(a)
   II
   -------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II                     (0.25)                   0.75 (a)
   -------------------------------------------------------------------------------------------------
   Phoenix Mid-Cap Growth Series                          (0.06)                   1.15
   -------------------------------------------------------------------------------------------------
   Phoenix Strategic Theme Series                         (0.05)                   1.10
   -------------------------------------------------------------------------------------------------
   Phoenix-AIM Growth Series                              (0.14)                   1.00
   -------------------------------------------------------------------------------------------------
   Phoenix-Alger Small-Cap Growth Series                  (0.65)                   1.00
   -------------------------------------------------------------------------------------------------
   Phoenix-Alliance/Bernstein Enhanced Index              (0.07)                   0.65
   Series
   -------------------------------------------------------------------------------------------------
   Phoenix-Engemann Growth and Income Series              (0.04)                   0.95
   -------------------------------------------------------------------------------------------------
   Phoenix-Engemann Small-Cap Growth Series               (0.43)                   1.25
   -------------------------------------------------------------------------------------------------
   Phoenix-Goodwin Money Market Series                    (0.01)                   0.65
   -------------------------------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond           (0.28)                   0.70
   Series
   -------------------------------------------------------------------------------------------------
   Phoenix-Kayne Rising Dividends Series                  (0.67)                   0.85
   -------------------------------------------------------------------------------------------------
   Phoenix-Kayne Small-Cap Quality Value Series           (0.94)                   1.05
   -------------------------------------------------------------------------------------------------
   Phoenix-Lazard International Equity Select             (0.15)                   1.05
   Series
   -------------------------------------------------------------------------------------------------
   Phoenix-Northern Dow 30 Series                         (0.39)                   0.60
   -------------------------------------------------------------------------------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series            (0.51)                   0.60
   -------------------------------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series         (0.03)                   1.30
   -------------------------------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Small-Cap Value              (0.10)                   1.30
   Series
   -------------------------------------------------------------------------------------------------
   Phoenix-Van Kampen Comstock                            (0.04)                   0.95
   -------------------------------------------------------------------------------------------------
   Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83 b
   -------------------------------------------------------------------------------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.

(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. Your rights and obligations under the contract will be determined by the language of the contract itself. You should read your annuity contract carefully.


    Please refer to the "Glossary of Special Terms" in the front of this prospectus.

OVERVIEW


    The contract offers a dynamic idea in retirement planning. It's designed to provide you with retirement income at a future date, while allowing maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, and the owner assumes the risk of gain or loss according to the performance of the underlying funds; while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Account," and "GIA." There is no that at maturity date the contract value will equal or exceed payments made under the contract.


    The contract also provides for the payment of a death benefit upon the death of either the owner or the annuitant anytime before the contract matures.

INVESTMENT FEATURES


FLEXIBLE PREMIUM PAYMENTS


[diamond]  You may make payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your payments.

[diamond]  Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION

[diamond]  Generally, the minimum initial payment is $20,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE


[diamond]  Premium payments are invested in one or more of the subaccounts and the GIA.

[diamond]  Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."

[diamond]  The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond]  The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond]  Payments and transfers to the GIA are subject to the Maximum GIA
           Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


WITHDRAWALS

[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond]  Withdrawals may be subject to the 10% penalty tax. See "Federal
           Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


[diamond]  Prior to the maturity date, contract owners who have elected the
           Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all the subaccounts or from a specific investment option.


DEATH BENEFIT

    The contract provides for payment on the death of the owner or the annuitant at anytime prior to the maturity date. The amount payable differs depending on whether the annuitant or owner/annuitant has reached age 80. See "Payment Upon Death Before Maturity."

DEDUCTIONS AND CHARGES


FROM THE CONTRACT VALUE


[diamond]  Annual Administrative Charge--currently, $35 annually. For more information, see "Deductions and Charges."

[diamond]  Guaranteed Minimum Income Benefit Rider fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond]  Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."


[diamond]  Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.

           o Phoenix will reimburse itself for such taxes upon remittance to the applicable state. For more information, see "Tax", Appendix B and "Deductions and Charges."


FROM THE SEPARATE ACCOUNT


[diamond]  Daily administrative fee--currently 0.125% annually. For more information, see "Deductions and Charges."


[diamond]  Mortality and expense risk fee--1.275%. For more information, see
           "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

LAPSE

    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    For more information, including the Separate Account and Company financial statements, see the SAI and the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171. Please see Appendix C.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or the Guaranteed Interest Account rates that we credit during a guarantee period.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of the investment management fees, daily administrative fees, annual contract fees and mortality and expense risk charges deducted from redemptions after one and five years. See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------


    The individual deferred variable accumulation annuity contract (the "contract") issued by us is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account and monthly annuity payments will vary in accordance with the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive and administrative office is located at One American Row, Hartford, Connecticut 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law, all income, gains or losses, whether or not realized, of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.


    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA."



INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund

[diamond]  DWS Scudder Investments VIT Funds

[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products
[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  Lazard Retirement Series
[diamond]  Lord Abbett Series Fund, Inc.

[diamond]  Neuberger Berman Advisers Management Trust
[diamond]  Oppenheimer Variable Account Funds
[diamond]  The Phoenix Edge Series Fund
[diamond]  PIMCO Variable Insurance Trust

[diamond]  The Rydex Variable Trust
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust

    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on page 1 of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.


    The company and its affiliates may have arrangements with the funds' investment advisor, subadvisor, distributor, and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the contracts. The company may profit from these fees.

    In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the contract, or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund, and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS

    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS

    The advisors and subadvisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


GIA
--------------------------------------------------------------------------------


    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.


    For contracts issued prior to August 13, 2002, we reserve the right to limit total deposits into the GIA, including transfers, to no more than $250,000 during any one-week period per policy. These contract owners may make transfers into the GIA at any time.


    Prior to the Maturity Date, You may make transfers into or out of the GIA subject to the GIA restrictions described below. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


GIA RESTRICTIONS

    Subject to state regulatory approval, contracts issued on or after August 13, 2002 will be subject to a maximum GIA percentage which restricts investments in the GIA. The maximum GIA percentage will never be less than 25%. Under these contracts, no more than the maximum GIA percentage of each premium payment may be allocated to the GIA. For these contracts, we will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the maximum GIA percentage of contract value.

    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. These restrictions as well as the availability of the GIA are subject to state insurance department approval.



PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

    Generally, we require minimum initial payments of:

[diamond]  Non-qualified plans--$20,000

[diamond]  Individual Retirement Annuity (Rollover IRAs only)--$20,000

[diamond]  Bank draft program--$500

           o You may authorize your bank to draw $500 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $500. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $500.

[diamond]  Qualified plans--$20,000 annually

           o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $20,000 is required.


    The initial payment is due and payable before the contract becomes effective.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."

    Premium payments received under the contracts will be allocated in any combination to any subaccount or GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


    In certain circumstances, we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group

(2) method and frequency of premium payments

(3) amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


    Payments to the GIA are subject to the Maximum GIA Percentage



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE

    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. Any portion of the administrative from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $30,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect annuity payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the Administrative Charge described above. (This fee is not deducted from the GIA.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is 1.275% and is assessed against the daily net assets of the subaccounts. Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an investment division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE

    Currently, there is no charge for transfers. However, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.


    Any reduction or elimination of the mortality and expense risk or the withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.


OTHER CHARGES


    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.



THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The Accumulation Period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS


    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding accumulation unit value. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing." There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


DISRUPTIVE TRADING AND MARKET TIMING

    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market policies and procedures.

    Under our current Disruptive Trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.


    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.


    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

     We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

     We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.


OPTIONAL PROGRAMS AND BENEFITS


ASSET REBALANCING PROGRAM

    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis. Transfers under this program do not count against any limits on transfers that might otherwise be applicable.

    Asset Rebalancing does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. There is no charge for participating in this program.

    Upon completion of the Dollar Cost Averaging Program, you must notify our Annuity Operations Division in writing to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding Valuation Date. The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.


    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participation in this program.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.


    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.


GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D  = any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D  = any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the GIA in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment;
2. each date we process a transfer;
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE

    There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges".

TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;
2.  the termination of the contract to which this rider is attached;
3. the date a death benefit becomes payable under the contract to which this rider is attached;
4. the date annuity payments commence under the contract to which this rider is attached; and
5. the death of the last surviving annuitant or joint annuitant named under this rider.


GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:


    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.


    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

INTEREST INVESTMENT PROGRAM

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

REALLOCATION BENEFIT RIDER

    This optional benefit rider provides contract owners with supplemental payments on an amount they transfer out of the GIA into any variable subaccount under the Account. The amount of any supplemental payments we make will be a percentage of the amount transferred out of the GIA as described in the rider. Any supplemental payments we make under this program cannot be forfeited. An owner who elects to transfer an amount out of the GIA to receive a supplemental payment cannot make any subsequent payments or transfers to the GIA after such transfer. This optional benefit will be a one-time offer and the transfer out of the GIA must occur during the exercise period as described in the rider. We do not charge for this rider.

    This benefit will be available only to contract owners with amounts allocated to the GIA on May 15, 2003, and is subject to state insurance department approval.

SYSTEMATIC WITHDRAWAL PROGRAM


    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount and the GIA bearing a pro rata share.


    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the Maturity Date. There is no charge for participating in this program.


WITHDRAWALS


    Prior to the Maturity Date, amounts held under the contract may be withdrawn in whole or in part either in a lump sum or by multiple scheduled or unscheduled withdrawals. After the Maturity Date. unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or L A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."


    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans; Tax Sheltered Annuities."


    Any request for a withdrawals should be mailed to our Annuity Operations Division.


LAPSE OF CONTRACT

    The contract will terminate and lapse without value, if on any valuation date:

[diamond]  the contract value is zero; or

[diamond]  the annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE


WHEN IS THE DEATH BENEFIT PAYABLE?

    A death benefit is payable when the owner (or primary Annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?


[diamond]  DEATH OF AN OWNER/ANNUITANT

           If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

           If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

           If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]  CONTINGENT ANNUITANT CONTRACT CONTINUANCE

           Upon the death of the annuitant who is not the owner, if provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]  QUALIFIED CONTRACTS

           Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

           Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion).

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON

           If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT

[diamond]  DEATH OF AN OWNER WHO IS THE ANNUITANT

           Upon the death of the annuitant or owner/annuitant who has not yet reached age 80, the amount of death benefit payable is equal to the greater of:


           a) 100% of payments, less adjusted partial withdrawals;
           b) the contract value on the claim date; or
           c) the annual step-up amount on the claim date.


           After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) is equal to the greater of:


           a) the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or
           b) the contract value on the claim date.


[diamond]  DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

           Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:


           a) 100% of payments, less withdrawals; or
           b) the contract value on the Claim Date.


    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.


ANNUITY PAYMENTS


    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain (Option I) unless a different annuity option is elected by you. See "Annuity Payment Options." A Variable Payment Life Annuity with 10-Year Period Certain provides monthly payments for the life of the annuitant with 120 payments guaranteed. Should the annuitant die before 120 payments have been made, the remaining guaranteed payments are made to the annuitant's beneficiary. Payment amounts depend upon the performance of the investment options selected as of the maturity date. We do not guarantee a minimum payment.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance and is elected by you in the application. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity ("TSA"), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Annuities."

ANNUITY PAYMENT OPTIONS


    Unless an alternative Annuity Payment Option is elected on or before the Maturity Date, the amounts held under a contract on the Maturity Date will be applied to provide a Variable Payment Life Expectancy Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the Maturity Date of the contract, elect any of the other Annuity Payment Options described below. After the first annuity payment, you may not change the elected Annuity Payment Option. No surrender charge will be assessed under any Annuity Payment Option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment option rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we will apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment option rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.


    The initial payment will be calculated based on an assumed interest rate of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed interest rate. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following options is based upon the annuity payment option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed interest rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The assumed interest rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN

    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY

    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY

    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY

    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity payment option has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD

    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT

    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
          PERIOD CERTAIN

    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD

    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY

    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY

    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY

    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;

2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

-------------------------------------------------------
New Year's Day                    Independence Day
-------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
-------------------------------------------------------
Presidents Day                    Thanksgiving Day
-------------------------------------------------------
Good Friday                       Christmas Day
-------------------------------------------------------
Memorial Day
-------------------------------------------------------

VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT


    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


PAYMENT DEFERRAL

    Payment of the contract value, attributable to the Separate Account, in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.


FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within ten days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix-Goodwin Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES


    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another subaccount for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required one or more state insurance departments.


OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE

    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The


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

"investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE

    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES

    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS

    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL

    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")

    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS

    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION

    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 1% of purchase payments (if up-front compensation is paid to registered representatives) and up to 1% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

    Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.

    Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation and Sammons Securities Company, LLC. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.



SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
---------------------------------------------------------
             2003                     $1.7 Million
---------------------------------------------------------
             2004                     $2.2 Million
---------------------------------------------------------

             2005                     $1.9 Million

---------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for our General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------


    Reports showing the contract value will be furnished to you at least annually.



VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------


    Kathleen A. McGah, Vice President and Counsel, and Brian A. Giantonio, Vice President and Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.

    We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

    For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix. The Table of Contents of the SAI is set forth below:


[diamond]  Phoenix Life Insurance Company
[diamond]  Underwriter
[diamond]  Servicing Agent
[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


In the table below, funds with a "*" next to their name were closed to new investment on May 1, 2006. For all owners who had value allocated to a fund before its applicable closure date the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            Growth of capital                           AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                   Growth of capital                           AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *           Long-term growth of capital                 Phoenix Variable Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *   Long-term capital appreciation              Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                              Match the performance of the Standard &
                                              Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                      which emphasizes stocks of large U.S.       Deutsche Asset Management, Inc.
                                              companies
------------------------------------------------------------------------------------------------------------------------------------
                                              Current income by investing primarily in
Federated Fund for U.S. Government            a diversified portfolio or U.S.             Federated Investment Management Company
Securities II - Primary Shares                government securities
------------------------------------------------------------------------------------------------------------------------------------
                                              High current income by investing
Federated High Income Bond Fund II -          primarily in a professionally managed,
Primary Shares                                diversified portfolio of fixed income       Federated Investment Management Company
                                              securities
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio          Long-term capital appreciation              Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                 Capital appreciation                        Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio   Capital growth                              Fidelity Management and Research Company
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund               Maximize income while maintaining           Franklin Advisers, Inc.
                                              prospects for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                 Capital appreciation with income as a       Franklin Mutual Advisers, LLC
                                              secondary goal
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities       Long-term capital appreciation              Templeton Asset Management Ltd.
Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund             Long-term capital growth                    Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund              Long-term capital growth                    Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio *       Long-term capital appreciation              Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                              High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio          for capital appreciation to produce a       Lord, Abbett & Co. LLC
                                              high total return
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio       without excessive fluctuations in market    Lord, Abbett & Co. LLC
                                              value
------------------------------------------------------------------------------------------------------------------------------------
                                              Capital appreciation through investments,
                                              primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio           believed to be undervalued in the           Lord, Abbett & Co. LLC
                                              marketplace
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio       Long term capital growth                    Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio       Long term growth of capital; current        Neuberger Berman Management Inc.
                                              income is a secondary goal                    Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                              Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA      securities of well-known, established       OppenheimerFunds, Inc.
                                              companies
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital appreciation by
                                              investing in foreign insurers securities,
Oppenheimer Global Securities Fund/VA         "growth-type" companies, cyclical           OppenheimerFunds, Inc.
                                              industries and special situations
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA     Capital appreciation                        OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                              Intermediate and long-term growth of
Phoenix Capital Growth Series                 capital appreciation with income as a       Phoenix Investment Counsel, Inc.
                                              secondary consideration                       Subadvisor: Engemann Asset Management
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                 Capital appreciation                          Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Strategic Theme Series                Long-term capital appreciation                Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         High total return consistent with           Phoenix Investment Counsel, Inc.
                                              reasonable risk                               Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                     Long-term growth of capital                 Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: AIM Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series         Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index     High total return                           Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate             Capital appreciation and income with        Duff & Phelps Investment Management Co.
Securities Series                             approximately equal emphasis
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series     Dividend growth, current income and         Engemann Asset Management
                                              capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series      Long-term growth of capital                 Phoenix Investment Counsel, Inc.
                                                                                            Subadvisor: Engemann Asset Management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series  High total return consistent with prudent   Phoenix Investment Counsel, Inc.
                                              investment risk                               Subadvisor: Engemann Asset Management
------------------------------------------------------------------------------------------------------------------------------------
                                              As high a level of current income as is
Phoenix-Goodwin Money Market Series           consistent with the preservation of         Phoenix Investment Counsel, Inc.
                                              capital and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income     Long-term total return                      Phoenix Investment Counsel, Inc.
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term       High current income while attempting to     Phoenix Investment Counsel, Inc.
Bond Series                                   limit changes in the series' net asset
                                              value per share caused by interest rate
                                              changes
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Investment Counsel, Inc.
                                              Long-term capital appreciation with           Subadvisor: Kayne Anderson Rudnick
Phoenix-Kayne Rising Dividends Series         dividend income as a secondary                            Investment  Management, LLC
                                              consideration
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Investment Counsel, Inc.
                                              Long-term capital appreciation with           Subadvisor: Kayne Anderson Rudnick
Phoenix-Kayne Small-Cap Quality Value Series  dividend income as a secondary                            Investment Management, LLC
                                              consideration
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select    Long-term capital appreciation              Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Dow 30 Series                Tracks total return of the Dow Jones          Subadvisor: Northern Trust Investments,
                                              Industrial Average(SM) before fund expenses                 N.A.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Nasdaq-100 Index(R) Series   Tracks total return of the Nasdaq-100       Subadvisor: Northern Trust Investments,
                                              Index(R) before fund expenses                             N.A.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth                    Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Standard & Poor's
Series: Aggressive Growth                                                                               Investment Advisory
                                                                                                        Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth with current         Subadvisor: Standard & Poor's
Series: Growth                                income as a secondary consideration                       Investment Advisory
                                                                                                        Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Current income with capital growth as a       Subadvisor: Standard & Poor's
Series: Moderate                              secondary consideration                                   Investment Advisory
                                                                                                        Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation          Long-term capital growth and current          Subadvisor: Standard & Poor's
Series: Moderate Growth                       income with a greater emphasis on capital                 Investment Advisory
                                              growth                                                    Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital appreciation with
                                              appreciation by investing primarily in
                                              small capitalization stocks that appear
                                              to be undervalued
Phoenix-Sanford Bernstein Mid-Cap Value       current income as a secondary investment    Phoenix Variable Advisors, Inc.
Series                                        objective                                     Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
                                              Long-term capital with appreciation by
                                              investing primarily in
                                              small-capitalization stocks that appear
Phoenix-Sanford Bernstein Small-Cap Value     to be undervalued with current income as    Phoenix Variable Advisors, Inc.
Series                                        a secondary investment objective              Subadvisor: AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                 FUND NAME                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
                                              Long-term capital appreciation with           Subadvisor: Morgan Stanley Investment
Phoenix-Van Kampen Comstock Series            consideration                                             Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy        Maximum real return consistent with         Pacific Investment Management Company LLC
Portfolio                                     prudent investment management
------------------------------------------------------------------------------------------------------------------------------------
                                              Maximum real return, consistent
PIMCO VIT Real Return Portfolio               preservation of real capital and prudent    Pacific Investment Management Company LLC
                                              investment management
------------------------------------------------------------------------------------------------------------------------------------
                                              Maximum total return, consistent with
PIMCO VIT Total Return Portfolio              preservation of capital and prudent         Pacific Investment Management Company LLC
                                              investment management
------------------------------------------------------------------------------------------------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Juno Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
------------------------------------------------------------------------------------------------------------------------------------
                                              Investment results that either match or
Rydex Variable Trust Nova Fund *              correlate to the performance of a           Rydex Global Advisors
                                              specific benchmark
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *   Long-term capital appreciation              Rydex Global Advisors
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio    Capital appreciation and current            Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                   Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                 Long-term growth of capital                 Columbia Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------



                                                                                UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2006. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."





--------------------
* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

                                                                                SUBACCOUNT      SUBACCOUNT           UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END           END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD         (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND-CLASS I
==================================================================================================================================
From 11/23/01* to 12/31/01                                                        $1.000          $0.924               3
From 1/1/02 to 12/31/02                                                           $0.924          $0.690               3
From 1/1/03 to 12/31/03                                                           $0.690          $0.881               3
From 1/1/04 to 12/31/04                                                           $0.881          $0.926               3
From 1/1/05 to 12/31/05                                                           $0.926          $0.994              64

AIM V.I. MID CAP CORE EQUITY-CLASS I
==================================================================================================================================
From 12/3/04* to 12/31/04                                                         $1.000          $1.016              31
From 1/1/05 to 12/31/05                                                           $1.016          $1.078              31

AIM V.I. PREMIER EQUITY FUND-CLASS I
==================================================================================================================================
From 8/31/01* to 12/31/01                                                         $1.000          $0.938               5
From 1/1/02 to 12/31/02                                                           $0.938          $0.645              23
From 1/1/03 to 12/31/03                                                           $0.645          $0.795              23
From 1/1/04 to 12/31/04                                                           $0.795          $0.829              25
From 1/1/05 to 12/31/05                                                           $0.829          $0.864              28

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
==================================================================================================================================
From 3/12/01* to 12/31/01                                                         $1.000          $1.037              111
From 1/1/02 to 12/31/02                                                           $1.037          $1.115              338
From 1/1/03 to 12/31/03                                                           $1.115          $1.125              159
From 1/1/04 to 12/31/04                                                           $1.125          $1.149              161
From 1/1/05 to 12/31/05                                                           $1.149          $1.156              365

FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
==================================================================================================================================
From 1/22/02* to 12/31/02                                                         $1.000          $0.987              37
From 1/1/03 to 12/31/03                                                           $0.987          $1.189              40
From 1/1/04 to 12/31/04                                                           $1.189          $1.295              46
From 1/1/05 to 12/31/05                                                           $1.295          $1.311              47

FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
==================================================================================================================================
From 1/22/02* to 12/31/02                                                         $1.000          $0.862              10
From 1/1/03 to 12/31/03                                                           $0.862          $1.091              11
From 1/1/04 to 12/31/04                                                           $1.091          $1.240              12
From 1/1/05 to 12/31/05                                                           $1.240          $1.429              16


* Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT           UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END           END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD         (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
==================================================================================================================================
From 3/23/01* to 12/31/01                                                         $1.000          $0.944               4
From 1/1/02 to 12/31/02                                                           $0.944          $0.727              16
From 1/1/03 to 12/31/03                                                           $0.727          $0.929              16
From 1/1/04 to 12/31/04                                                           $0.929          $0.981              16
From 1/1/05 to 12/31/05                                                           $0.981          $1.053              68
From 1/1/04 to 12/31/04                                                           $0.829          $0.844              43
From 1/1/05 to 12/31/05                                                           $0.844          $0.880              47

LORD ABBETT BOND-DEBENTURE PORTFOLIO-CLASS VC
==================================================================================================================================
From 4/29/05* to 12/31/05                                                         $0.978          $1.021              15

LORD ABBETT GROWTH AND INCOME PORTFOLIO-CLASS VC
==================================================================================================================================
From 4/29/05* to 12/31/05                                                         $0.980          $1.048              134

LORD ABBETT MID-CAP VALUE PORTFOLIO-CLASS VC
==================================================================================================================================
From 4/29/05* to 12/31/05                                                         $0.957          $1.081              16

MUTUAL SHARES SECURITIES FUND-CLASS 2
==================================================================================================================================
From 3/23/01* to 12/31/01                                                         $1.000          $1.040               5
From 1/1/02 to 12/31/02                                                           $1.040          $0.905              15
From 1/1/03 to 12/31/03                                                           $0.905          $1.116              16
From 1/1/04 to 12/31/04                                                           $1.116          $1.240              16
From 1/1/05 to 12/31/05                                                           $1.240          $1.352              38

PHOENIX MID-CAP GROWTH SERIES
==================================================================================================================================
From 3/12/01* to 12/31/01                                                         $1.000          $0.819              16
From 1/1/02 to 12/31/02                                                           $0.819          $0.545              28
From 1/1/03 to 12/31/03                                                           $0.545          $0.692              43
From 1/1/04 to 12/31/04                                                           $0.692          $0.729              42
From 1/1/05 to 12/31/05                                                           $0.729          $0.749              42

PHOENIX STRATEGIC THEME SERIES
==================================================================================================================================
From 12/31/01* to 12/31/01                                                        $1.000          $0.823               6
From 1/1/02 to 12/31/02                                                           $0.823          $0.528              19
From 1/1/03 to 12/31/03                                                           $0.528          $0.714              18
From 1/1/04 to 12/31/04                                                           $0.714          $0.742              18
From 1/1/05 to 12/31/05                                                           $0.742          $0.741              18

PHOENIX-ABERDEEN INTERNATIONAL SERIES
==================================================================================================================================
From 2/7/03* to 12/31/03                                                          $1.000          $0.999               6
From 1/1/04 to 12/31/04                                                           $0.999          $1.190              11
From 1/1/05 to 12/31/05                                                           $1.190          $1.391              11


* Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT           UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END           END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD         (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-AIM GROWTH SERIES
==================================================================================================================================
From 10/2/01* to 12/31/01                                                         $1.000          $0.876               5
From 1/1/02 to 12/31/02                                                           $0.876          $0.614              43
From 1/1/03 to 12/31/03                                                           $0.614          $0.732              124
From 1/1/04 to 12/31/04                                                           $0.732          $0.752              153
From 1/1/05 to 12/31/05                                                           $0.752          $0.807              153

PHOENIX-ALGER SMALL-CAP GROWTH SERIES
==================================================================================================================================
From 1/1/04* to 12/31/04                                                          $1.000          $1.527               5
From 1/1/05 to 12/31/05                                                           $1.527          $1.420               5

PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
==================================================================================================================================
From 8/31/01* to 12/31/01                                                         $1.000          $0.945               5
From 1/1/02 to 12/31/02                                                           $0.945          $0.711              19
From 1/1/03 to 12/31/03                                                           $0.711          $0.885              19
From 1/1/04 to 12/31/04                                                           $0.885          $0.959              18
From 1/1/05 to 12/31/05                                                           $0.959          $0.980              24

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
==================================================================================================================================
From 12/31/01* to 12/31/01                                                        $1.000          $1.032               5
From 1/1/02 to 12/31/02                                                           $1.032          $1.139              23
From 1/1/03 to 12/31/03                                                           $1.139          $1.552              17
From 1/1/04 to 12/31/04                                                           $1.552          $2.062              16
From 1/1/05 to 12/31/05                                                           $2.062          $2.340              26

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
==================================================================================================================================
From 3/23/01* to 12/31/01                                                         $1.000          $0.869              10
From 1/1/02 to 12/31/02                                                           $0.869          $0.644              11
From 1/1/03 to 12/31/03                                                           $0.644          $0.804              13
From 1/1/04 to 12/31/04                                                           $0.804          $0.832              25
From 1/1/05 to 12/31/05                                                           $0.832          $0.851               0

PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
==================================================================================================================================
From 10/30/01* to 12/31/01                                                        $1.000          $0.950              32
From 1/1/02 to 12/31/02                                                           $0.950          $0.726              45
From 1/1/03 to 12/31/03                                                           $0.726          $0.912              44
From 1/1/04 to 12/31/04                                                           $0.912          $0.993              48
From 1/1/05 to 12/31/05                                                           $0.993          $1.027              95

PHOENIX-ENGEMANN SMALL-CAP GROWTH SERIES
==================================================================================================================================
From 10/2/01* to 12/31/01                                                         $1.000          $0.886               5
From 1/1/02 to 12/31/02                                                           $0.886          $0.622              21
From 1/1/03 to 12/31/03                                                           $0.622          $0.898              21
From 1/1/04 to 12/31/04                                                           $0.898          $0.972              21
From 1/1/05 to 12/31/05                                                           $0.972          $1.048              21


* Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT           UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END           END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD         (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-ENGEMANN STRATEGIC ALLOCATION SERIES
==================================================================================================================================
From 7/24/01* to 12/31/01                                                         $1.000          $1.004               3
From 1/1/02 to 12/31/02                                                           $1.004          $0.875              56
From 1/1/03 to 12/31/03                                                           $0.875          $1.034              52
From 1/1/04 to 12/31/04                                                           $1.034          $1.096              50
From 1/1/05 to 12/31/05                                                           $1.096          $1.100              51

PHOENIX-ENGEMANN VALUE EQUITY SERIES
==================================================================================================================================
From 3/12/01* to 12/31/01                                                         $1.000          $0.851              36
From 1/1/02 to 12/31/02                                                           $0.851          $0.655              89
From 1/1/03 to 12/31/03                                                           $0.655          $0.800              87
From 1/1/04 to 12/31/04                                                           $0.800          $0.890              95
From 1/1/05 to 12/31/05                                                           $0.890          $0.260              94

PHOENIX-GOODWIN MONEY MARKET SERIES
==================================================================================================================================
From 4/29/01* to 12/31/01                                                         $1.000          $1.007             4,139
From 1/1/02 to 12/31/02                                                           $1.007          $1.007              718
From 1/1/03 to 12/31/03                                                           $1.007          $1.000              38
From 1/1/04 to 12/31/04                                                           $1.000          $0.994              39
From 1/1/05 to 12/31/05                                                           $0.994          $1.005              75

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
==================================================================================================================================
From 3/23/01* to 12/31/01                                                         $1.000          $1.021               8
From 1/1/02 to 12/31/02                                                           $1.021          $1.108              33
From 1/1/03 to 12/31/03                                                           $1.108          $1.251              123
From 1/1/04 to 12/31/04                                                           $1.251          $1.316              159
From 1/1/05 to 12/31/05                                                           $1.316          $1.323              195

PHOENIX-KAYNE RISING DIVIDENDS SERIES
==================================================================================================================================
From 10/29/02* to 12/31/02                                                        $1.000          $0.960               2
From 1/1/03 to 12/31/03                                                           $0.960          $1.128               4
From 1/1/04 to 12/31/04                                                           $1.128          $1.170               4
From 1/1/05 to 12/31/05                                                           $1.170          $1.143               8


PHOENIX LAZARD INTERNATIONAL EQUITY SELECT SERIES

==================================================================================================================================
From 6/1/05 to 12/31/05*                                                          $1.370          $1.492              126

PHOENIX-NORTHERN DOW 30 SERIES
==================================================================================================================================
From 2/22/02* to 12/31/02                                                         $1.000          $0.783              30
From 1/1/03 to 12/31/03                                                           $0.783          $0.984              41
From 1/1/04 to 12/31/04                                                           $0.984          $1.015              92
From 1/1/05 to 12/31/05                                                           $1.015          $1.012              61

PHOENIX-NORTHERN NASDAQ-100 INDEX(R) SERIES
==================================================================================================================================
From 11/10/03* to 12/31/03                                                        $1.000          $0.845              12
From 1/1/04 to 12/31/04                                                           $0.845          $0.916              23
From 1/1/05 to 12/31/05                                                           $0.916          $0.915               0


* Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT           UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END           END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD         (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
==================================================================================================================================
From 3/22/01* to 12/31/01                                                         $1.000          $1.234               7
From 1/1/02 to 12/31/02                                                           $1.234          $1.112              23
From 1/1/03 to 12/31/03                                                           $1.112          $1.546              32
From 1/1/04 to 12/31/04                                                           $1.546          $1.836              38
From 1/1/05 to 12/31/05                                                           $1.836          $1.950              54

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
==================================================================================================================================
From 4/23/02* to 12/31/02                                                         $1.000          $0.953              17
From 1/1/03 to 12/31/03                                                           $0.953          $1.352              17
From 1/1/04 to 12/31/04                                                           $1.352          $1.635              17
From 1/1/05 to 12/31/05                                                           $1.635          $1.733              21

SCUDDER VIT EQUITY 500 INDEX FUND-CLASS A
==================================================================================================================================
From 11/10/03* to 12/31/03                                                        $1.000          $1.029              10
From 1/1/04 to 12/31/04                                                           $1.029          $1.123              20
From 1/1/05 to 12/31/05                                                           $1.123          $1.159              103

TECHNOLOGY PORTFOLIO-CLASS I
==================================================================================================================================
From 1/22/02* to 12/31/02                                                         $1.000          $0.449              13
From 1/1/03 to 12/31/03                                                           $0.449          $0.655              13
From 1/1/04 to 12/31/04                                                           $0.665          $0.635              13
From 1/1/05 to 12/31/05                                                           $0.635          $0.624              13

TEMPLETON FOREIGN SECURITIES FUND-CLASS 2
==================================================================================================================================
From 8/2/01* to 12/31/01                                                          $1.000          $0.914              570
From 1/1/02 to 12/31/02                                                           $0.914          $0.734              47
From 1/1/03 to 12/31/03                                                           $0.734          $0.957              67
From 1/1/04 to 12/31/04                                                           $0.957          $1.118              67
From 1/1/05 to 12/31/05                                                           $1.118          $1.214              65

TEMPLETON GROWTH SECURITIES FUND-CLASS 2
==================================================================================================================================
From 1/22/02* to 12/31/02                                                         $1.000          $0.791              32
From 1/1/03 to 12/31/03                                                           $0.791          $1.031              32
From 1/1/04 to 12/31/04                                                           $1.031          $1.179              37
From 1/1/05 to 12/31/05                                                           $1.179          $1.266              43

WANGER INTERNATIONAL SELECT
==================================================================================================================================
From 7/28/05* to 12/31/05                                                         $1.281          $1.408              20

WANGER INTERNATIONAL SMALL CAP
==================================================================================================================================
From 8/1/01* to 12/31/01                                                          $1.000          $0.850              609
From 1/1/02 to 12/31/02                                                           $0.850          $0.721              19
From 1/1/03 to 12/31/03                                                           $0.721          $1.059              19
From 1/1/04 to 12/31/04                                                           $1.059          $1.360              19
From 1/1/05 to 12/31/05                                                           $1.360          $1.630              33


* Date subaccount began operations.

                                                                                SUBACCOUNT      SUBACCOUNT           UNITS
                                                                                UNIT VALUE      UNIT VALUE      OUTSTANDING AT
                                                                                BEGINNING          END           END OF PERIOD
                                 SUBACCOUNT                                     OF PERIOD       OF PERIOD         (THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------------
WANGER SELECT
==================================================================================================================================
From 11/23/01* to 12/31/01                                                        $1.000          $1.080               2
From 1/1/02 to 12/31/02                                                           $1.080          $0.983              28
From 1/1/03 to 12/31/03                                                           $0.983          $1.268              28
From 1/1/04 to 12/31/04                                                           $1.268          $1.491              28
From 1/1/05 to 12/31/05                                                           $1.491          $1.625              30

WANGER U.S. SMALLER COMPANIES
==================================================================================================================================
From 8/1/01* to 12/31/01                                                          $1.000          $1.009              13
From 1/1/02 to 12/31/02                                                           $1.009          $0.828              31
From 1/1/03 to 12/31/03                                                           $0.828          $1.169              32
From 1/1/04 to 12/31/04                                                           $1.169          $1.364              32
From 1/1/05 to 12/31/05                                                           $1.364          $1.496              33










* Date subaccount began operations.

                                                                     [VERSION B]

                                 FREEDOM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")



PROSPECTUS                                                           MAY 1, 2006

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]  AIM V.I. Capital Appreciation Fund
[diamond]  AIM V.I. Core Equity Fund *
[diamond]  AIM V.I. Mid Cap Core Equity Fund *

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond]  Alger American Leveraged AllCap Portfolio *

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond]  DWS Equity 500 Index VIP
           (f/k/a Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES
--------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]  Franklin Income Securities Fund
[diamond]  Mutual Shares Securities Fund
[diamond]  Templeton Developing Markets Securities Fund
[diamond]  Templeton Foreign Securities Fund
[diamond]  Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
[diamond]  Lazard Retirement Small Cap Portfolio *

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond]  Bond-Debenture Portfolio
[diamond]  Growth and Income Portfolio
[diamond]  Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond]  Neuberger Berman AMT Fasciano Portfolio
[diamond]  Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond]  Oppenheimer Capital Appreciation Fund/VA
[diamond]  Oppenheimer Global Securities Fund/VA
[diamond]  Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]  Phoenix Capital Growth Series
           (f/k/a Phoenix-Engemann Capital Growth Series)
[diamond]  Phoenix Mid-Cap Growth Series
           (f/k/a Phoenix-Seneca Mid-Cap Growth Series)
[diamond]  Phoenix Strategic Theme Series
           (f/k/a Phoenix-Seneca Strategic Theme Series)
[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-AIM Growth Series
[diamond]  Phoenix-Alger Small-Cap Growth Series
[diamond]  Phoenix-Alliance/Bernstein Enhanced Index Series
[diamond]  Phoenix-Duff & Phelps Real Estate Securities Series
[diamond]  Phoenix-Engemann Growth and Income Series
[diamond]  Phoenix-Engemann Small-Cap Growth Series
[diamond]  Phoenix-Engemann Strategic Allocation Series
[diamond]  Phoenix-Goodwin Money Market Series
[diamond]  Phoenix-Goodwin Multi-Sector Fixed Income Series
[diamond]  Phoenix-Goodwin Multi-Sector Short Term Bond Series
[diamond]  Phoenix-Kayne Rising Dividends Series
[diamond]  Phoenix-Kayne Small-Cap Quality Value Series
[diamond]  Phoenix-Lazard International Equity Select Series
[diamond]  Phoenix-Northern Dow 30 Series
[diamond]  Phoenix-Northern Nasdaq-100 Index(R) Series
[diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond]  Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Van Kampen Comstock Series
           (f/k/a Phoenix-Engemann Value Equity Series)

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond]  PIMCO VIT CommodityRealReturn Strategy Portfolio
[diamond]  PIMCO VIT Real Return Portfolio
[diamond]  PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond]  Rydex Variable Trust Juno Fund *
[diamond]  Rydex Variable Trust Nova Fund *
[diamond]  Rydex Variable Trust Sector Rotation Fund *

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond]  Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond]  Wanger International Select
[diamond]  Wanger International Small Cap
[diamond]  Wanger Select
[diamond]  Wanger U.S. Smaller Companies

   * Closed to new investment on May 1, 2006. See Appendix A for more information.

      The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2006, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


   [envelope] PHOENIX LIFE INSURANCE COMPANY     [telephone] TEL. 800/541-0171
              Annuity Operations Division
              PO Box 8027
              Boston, MA 02266-8027

                               TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS.................................    3
SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................   10
FINANCIAL HIGHLIGHTS......................................   11
FINANCIAL STATEMENTS......................................   11
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHOENIX AND THE SEPARATE ACCOUNT .........................   12
INVESTMENTS OF THE SEPARATE ACCOUNT.......................   12
   Participating Investment Funds.........................   12
   Investment Advisors and Subadvisors....................   13
   Services of the Advisors...............................   13
PURCHASE OF CONTRACTS.....................................   13
DEDUCTIONS AND CHARGES....................................   14
   Annual Administrative Charge...........................   14
   Annual Step-up Fee.....................................   14
   Daily Administrative Fee...............................   14
   Guaranteed Minimum Accumulation Benefit Fee............   14
   Guaranteed Minimum Income Benefit Rider Fee............   14
   Guaranteed Minimum Withdrawal Benefit Fee..............   14
   Mortality and Expense Risk Fee.........................   15
   Tax....................................................   15
   Transfer Charge........................................   15
   Reduced Fees, Credits and Excess Interest..............   15
   Other Charges..........................................   15
THE ACCUMULATION PERIOD...................................   16
   Accumulation Units.....................................   16
   Accumulation Unit Values...............................   16
   Internet, Interactive Voice Response and
    Telephone Transfers ..................................   16
   Disruptive Trading and Market Timing...................   16
   Optional Programs and Benefits.........................   17
   Withdrawals............................................   25
   Lapse of Contract......................................   25
   Payment Upon Death Before Maturity Date ...............   25
THE ANNUITY PERIOD........................................   26
   Annuity Payments.......................................   26
   Annuity Payment Options ...............................   27
   Payment Upon Death After Maturity Date.................   29
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   29
   Valuation Date.........................................   29
   Valuation Period.......................................   29
   Accumulation Unit Value................................   29
   Net Investment Factor..................................   29
MISCELLANEOUS PROVISIONS..................................   29
   Assignment.............................................   29
   Payment Deferral.......................................   29
   Free Look Period.......................................   30
   Amendments to Contracts................................   30
   Substitution of Fund Shares............................   30
   Ownership of the Contract..............................   30
FEDERAL INCOME TAXES......................................   30
   Introduction...........................................   30
   Income Tax Status......................................   30
   Taxation of Annuities in General--Nonqualified Plans...   30
   Additional Considerations..............................   31
   Owner Control..........................................   32
   Diversification Standards .............................   33
   Taxation of Annuities in General--Qualified Plans......   34
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   37
SERVICING AGENT...........................................   38
STATE REGULATION..........................................   38
REPORTS...................................................   38
VOTING RIGHTS.............................................   38
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   38
LEGAL MATTERS.............................................   38
SAI TABLE OF CONTENTS.....................................   39
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.00 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences. If the contract is owned by a non-natural person, the annuitant will be considered the primary annuitant and cannot be changed after the contract has been issued.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit value in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account plus the value held in the Loan Security Account and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the first contract anniversary and no later than the annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period."

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of outstanding shares.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

SUMMARY OF EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage
       of amount surrendered).......................   0%               This table describes the fees and expenses that you will
    Transfer Charge(1)                                                  pay at the time that you  surrender the contract or transfer
       Current .....................................   None             cash value between the subaccounts. State premium taxes may
       Maximum......................................   $20              also be deducted.
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
    See "Transfer Charge."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current.........................................   $35
    Maximum(1)......................................   $35

ANNUAL STEP-UP FEE2 (as a percentage of the
    step-up amount).................................   0.15%            This table describes the fees and expenses that you will
                                                                        pay periodically during the time that you own the contract,
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a                          not including annual fund fees and expenses.
    percentage of average account value)
    Mortality and Expense Risk Fee..................   1.475%
    Daily Administrative Fee........................   0.125%
                                                       ------
    Total Annual Separate Account Expenses..........   1.600%
------------------------------------------------------------------------------------------------------------------------------------

(1) This charge is deducted on each contract anniversary on a pro rata basis from the investment options you have selected. See
    "Deductions and Charges."
(2) We deduct this fee from the contract value on each contract anniversary up to and including the anniversary following the oldest owner's attained age 80 and upon full surrender if prior to the contract anniversary after the oldest owner's attained age 80.
    This fee will only be deducted if Death Benefit Option 2 is selected. See "Deductions and Charges."

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES

                                      Minimum      Maximum              This table shows the minimum and maximum total operating
                                      -------      -------              expenses, as a  percentage of daily net assets, for the
    Total Annual Fund Operating                                         year ended 12/31/05, charged by the fund companies that you
    Expenses (expenses that are                                         may  pay periodically during the time that you own the
    deducted from the fund assets                                       contract. More detail concerning the funds' fees and total
    include management fees,                                            and net fund operating expenses can be found after the
    12b-1 fees and other expenses)....  0.34%        5.11%              Expense Examples and are contained in the fund prospectuses.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              OPTIONAL BENEFIT FEES
                              ---------------------


             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the annual maximum Separate Account Expenses.


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
             Since you can only elect one guaranteed benefit option, you should consult with your financial advisor as to whether the GMAB, the
             GMIB or the GMWB fits your particular needs.


GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)                           GUARANTEED MINIMUM INCOME BENEFIT FEE(2) (as a
FEE(1) (as a percentage of the greater of the Guaranteed Amount          percentage of the greater of the Guaranteed Annuitization
or Contract Value) Value                                                 or Contract Value )

    Current.........................................   0.500%               Current.........................................  0.600%
    Maximum.........................................   1.000%               Maximum.........................................  1.000%

                                If you elect GMWB, you will also need to elect one of the four versions.


             GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE(3) (as a percentage of the greater of the Benefit
             Amount or the Contract Value)


                                                                        LIFETIME GMWB - 5% WITHDRAWAL LIMIT

GMWB 5 - 5% WITHDRAWAL LIMIT                                                Current.........................................  0.600%
    Current.........................................   0.350%               Maximum.........................................  1.000%
    Maximum.........................................   1.000%
                                                                        LIFETIME GMWB FOR 2 - SPOUSAL CONTINUATION - 5% WITHDRAWAL

GMWB 7 - 7% WITHDRAWAL LIMIT                                            LIMIT
    Current.........................................   0.500%               Current.........................................  0.700%
    Maximum.........................................   1.000%               Maximum.........................................  1.000%
------------------------------------------------------------------------------------------------------------------------------------


(1) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

(2) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Programs and Benefits."

(3) The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee varies depending on which version you elect and you may elect only one. The fee percentage is locked in at the time you elect the benefit. The fee charged at the time you elect the Optional Reset may be higher or lower than when you first elected GMWB. The fee, however, will not exceed the maximum charge of 1.000%. See "Optional Programs and Benefits."

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES


These examples will help you compare the cost of investing in           These examples are intended to help you compare the cost of
the contract if you elect the Lifetime GMWB for 2 - Spousal             investing in the contract with the cost of investing in
Continuation Guaranteed Minimum Withdrawal Benefit. These               other variable annuity contracts. These costs include
elections will result in the highest total cost of investing in         Contract Owner transaction expenses, maximum  annual
this contract.                                                          administrative charges, maximum transfer charges, maximum
                                                                        contract fees, maximum of all applicable riders and benefit
If you surrender or annuitize at the end of the applicable time         fees, separate account annual expenses and the maximum
period or do not surrender your contract at the end of the              annual fund operating expenses that were charged for the
applicable time period, your maximum costs would be:                    year ended 12/31/05.

    DEATH BENEFIT OPTION 1                                              The examples assume that you invest $10,000 in the contract
    ----------------------                                              for the time periods indicated. The examples also assume
            1 Year    3 Years     5 Years  10 Years                     that your investment has a 5% return each year and assumes
            ---------------------------------------                     the maximum fees and expenses of any of the funds and that
             $791     $2,301      $3,721    $6,911                      you have allocated all of your contract value to the fund
                                                                        with the maximum total operating expenses. Although your
    DEATH BENEFIT OPTION 2                                              actual costs may be higher or lower based on these
    ----------------------                                              assumptions, your costs are shown in the table to the left.
            1 Year    3 Years     5 Years  10 Years
            ---------------------------------------
             $805     $2,338      $3,776    $6,989


------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/05)

This table shows each fund's investment management fee, Rule 12b-1 (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund, which you may obtain by calling 800/541-0171.

----------------------------------------------------------------------------------------------------------------------------------
                                                                  Rule
                                                   Investment   12b-1 or     Other                    Contractual     Total Net
                                                   Management   Service    Operating  Total Annual   Reimbursements  Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       Expenses
----------------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS - I SHARES
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                    0.61        -         0.29          0.90           N/A           N/A(1, 2)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund *                           0.60        -         0.27          0.87           N/A           N/A(1,2,3)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund *                   0.72        -         0.31          1.03           N/A           N/A(1)
----------------------------------------------------------------------------------------------------------------------------------
 THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio *           0.85        -         0.06          0.91           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                              0.19        -         0.15          0.34          (0.06)         0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
 FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government Securities II      0.60        -         0.38          0.98           N/A           N/A(5, 17)

----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II - Primary          0.60        -         0.40          1.00           N/A           N/A(5, 17)
 Shares
----------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio                  0.57        0.10      0.09          0.76           N/A           N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities Portfolio           0.57        0.10      0.13          0.80           N/A           N/A(7)
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                         0.57        0.10      0.10          0.77           N/A           N/A(6)
----------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund                       0.46        0.25      0.02          0.73           N/A           N/A(8)
----------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                         0.60        0.25      0.18          1.03           N/A           N/A(9)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund          1.24        0.25      0.29          1.78           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund                     0.65        0.25      0.17          1.07         (0.05)          1.02(10)
----------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                      0.75        0.25      0.07          1.07           N/A           N/A8, (9)
----------------------------------------------------------------------------------------------------------------------------------
  LAZARD RETIREMENT SERIES
----------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small Cap Portfolio *               0.75        0.25      0.22          1.22           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
  LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio                  0.50        -         0.44          0.94          (0.04)        0.90(11,12)
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio               0.48        -         0.41          0.89           N/A           N/A(12)
----------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio                   0.74        -         0.38          1.12           N/A           N/A(13)
----------------------------------------------------------------------------------------------------------------------------------
  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio               1.15        0.25      0.70          2.10          (0.69)         1.41(14)
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio               0.85        0.25      0.17          1.27          (0.02)         1.25(14)
----------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA              0.64        0.25      0.02          0.91           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA                 0.63        0.25      0.04          0.92           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA             0.74        0.25      0.05          1.04           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 THE PHOENIX EDGE SERIES FUND
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series                         0.68        -         0.21          0.89           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                         0.80        -         0.41          1.21           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Theme Series                        0.75        -         0.40          1.15           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series                 0.75        -         0.31          1.06           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                             0.75        -         0.39          1.14           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                 0.85        -         0.80          1.65           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index             0.45        -         0.27          0.72           N/A           N/A(17)
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities          0.75        -         0.28          1.03           N/A           N/A
  Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth and Income Series             0.70        -         0.29          0.99           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series              0.90        -         0.78          1.68           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series          0.58        -         0.21          0.79           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series                   0.40        -         0.26          0.66           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income             0.50        -         0.25          0.75           N/A           N/A
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond          0.50        -         0.48          0.98           N/A           N/A(17)
 Series
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                  Rule
                                                   Investment   12b-1 or     Other                    Contractual     Total Net
                                                   Management   Service    Operating  Total Annual   Reimbursements  Annual Fund
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       Expenses
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                 0.70        -         0.82          1.52           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series          0.90        -         1.09          1.99           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select            0.90        -         0.30          1.20           N/A           N/A(17)
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                        0.35        -         0.64          0.99           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Nasdaq-100 Index(R) Series           0.35        -         0.76          1.11           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation Series:          0.40        0.25      0.29          0.94          (0.24)         0.97(15)
 Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation Series:          0.40        0.25      0.27          0.92          (0.22)         0.95(15)
 Growth
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation Series:          0.40        0.25      0.69          1.34          (0.64)         0.90(15)
 Moderate
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation Series:          0.40        0.25      0.34          0.99          (0.29)         0.93(15)
 Moderate Growth
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series        1.05        -         0.28          1.33           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value             1.05        -         0.35          1.40           N/A           N/A(17)
 Series
----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series                    0.70        -         0.29          0.99           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT CommodityRealReturn Strategy Portfolio      0.49        0.25      0.25          0.99           N/A           N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Real Return Portfolio                       0.25        0.25      0.25          0.75           N/A           N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Total Return Portfolio                      0.25        0.25      0.25          0.75           N/A           N/A(16)
----------------------------------------------------------------------------------------------------------------------------------
 THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund *                      0.90        -          4.21         5.11           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund *                      0.75        -          0.78         1.53           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund *           0.90        -          0.80         1.70           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
----------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income Portfolio            0.46       0.35       0.32          1.13           N/A           N/A(17)
----------------------------------------------------------------------------------------------------------------------------------
 WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                           0.99        -         0.33          1.32           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                        0.95        -         0.18          1.13           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                         0.85        -         0.12          0.97           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                         0.90        -         0.05          0.95           N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------

* Fund closed to new investment on May 1, 2006. See Appendix A for more information.

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses to 1.30% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes, (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation and AIM V.I. Core Equity Fund, the Fund's total annual operating expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(4) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. "Other Expenses" include a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.74% for the Fidelity VIP Contrafund Portfolio and 0.73% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. Including this reduction, the total class operating expenses would have been 0.75% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(8) The Fund administration fee is paid indirectly through the management fee.

(9) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(10) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(11) Lord Abbett has contractually agreed to limit the Funds' other expenses (excluding management fees) to an annualized rate of 0.40% average daily net assets.

(12) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following rates: 0.50% of the first $1 billion of average daily net assets; 0.45% of average daily net assets over $1 billion.

(13) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.75% to the following rates: 0.75% of the first $1 billion of average daily net assets; 0.70% of the next $1 billion of average daily net assets; 0.65% of average daily net assets over $2 billion.

(14) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs that exceed, in the aggregate, 1.25% and 1.40% of average net asset value of the Guardian and Fasciano portfolios, respectively. The expenses limitation arrangements for the portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided that such recoupment would not cause a portfolio to exceed its respective limitation.

(15) "Other Expenses" are estimated for the fiscal year end December 31, 2006. The series and the advisor have entered into an Expense Limitation Agreement whereby the "Other Expenses" for shares of the series will not exceed 0.05% for the period ending April 30, 2007. The figures shown above include estimated expenses of the underlying funds in which the series expects to invest for the fiscal year ending December 31, 2006. The estimated expenses of the underlying funds are based upon the weighted average of the total annual operating expenses of such underlying funds.

(16) "Other Expenses" reflect an administrative fee of 0.25%.

(17) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

   -------------------------------------------------------------------------------------------------
                        FUND                          REIMBURSEMENTS      NET ANNUAL FUND EXPENSES
   -------------------------------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities          (0.26)                   0.72(a)
   II
   -------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II                     (0.25)                   0.75 (a)
   -------------------------------------------------------------------------------------------------
   Phoenix Mid-Cap Growth Series                          (0.06)                   1.15
   -------------------------------------------------------------------------------------------------
   Phoenix Strategic Theme Series                         (0.05)                   1.10
   -------------------------------------------------------------------------------------------------
   Phoenix-AIM Growth Series                              (0.14)                   1.00
   -------------------------------------------------------------------------------------------------
   Phoenix-Alger Small-Cap Growth Series                  (0.65)                   1.00
   -------------------------------------------------------------------------------------------------
   Phoenix-Alliance/Bernstein Enhanced Index              (0.07)                   0.65
   Series
   -------------------------------------------------------------------------------------------------
   Phoenix-Engemann Growth and Income Series              (0.04)                   0.95
   -------------------------------------------------------------------------------------------------
   Phoenix-Engemann Small-Cap Growth Series               (0.43)                   1.25
   -------------------------------------------------------------------------------------------------
   Phoenix-Goodwin Money Market Series                    (0.01)                   0.65
   -------------------------------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond           (0.28)                   0.70
   Series
   -------------------------------------------------------------------------------------------------
   Phoenix-Kayne Rising Dividends Series                  (0.67)                   0.85
   -------------------------------------------------------------------------------------------------
   Phoenix-Kayne Small-Cap Quality Value Series           (0.94)                   1.05
   -------------------------------------------------------------------------------------------------
   Phoenix-Lazard International Equity Select             (0.15)                   1.05
   Series
   -------------------------------------------------------------------------------------------------
   Phoenix-Northern Dow 30 Series                         (0.39)                   0.60
   -------------------------------------------------------------------------------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series            (0.51)                   0.60
   -------------------------------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series         (0.03)                   1.30
   -------------------------------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Small-Cap Value              (0.10)                   1.30
   Series
   -------------------------------------------------------------------------------------------------
   Phoenix-Van Kampen Comstock                            (0.04)                   0.95
   -------------------------------------------------------------------------------------------------
   Van Kampen UIF Equity and Income Portfolio             (0.30)                   0.83 b
   -------------------------------------------------------------------------------------------------

(a) Although not contractually obligated to do so, the shareholder services provider waived certain amounts, and for the Federated Fund for U.S. Government Securities, the adviser waived a portion of the management fee. The management fee paid by the Federated Fund for U.S. Government Securities was 0.59% for the fiscal year ended December 31, 2005.

(b) The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to limit total operating expenses, excluding certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Additionally, the distributor has agreed to waive a portion of the Rule 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the annuity contract.

    Certain provisions of the annuity contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document which summarizes your rights under the annuity product that you are purchasing. As with any summary it may differ in certain instances from the underlying annuity contract. Your rights and obligations under the contract will be determined by the language of the contract itself. You should read your annuity contract carefully.


    Certain terms used throughout the prospectus have been defined and can be found in the "Glossary of Special Terms" in the front of this prospectus.

OVERVIEW


    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan, and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."

    The contract offers variable investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds. For more information, see "Investments of the Account," There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.


    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS

[diamond]  Other than the minimum initial payment, there are no required premium payments.

[diamond]  You may make premium payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT

[diamond]  Minimum initial premium payment--$30,000

[diamond]  Minimum subsequent premium payments--$500

[diamond]  Maximum total premium payments--$1,000,000 with our approval

    For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE


[diamond]  Premium payments are invested in one or more of the subaccounts.

[diamond]  Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts, subject to the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to " "Internet, Interactive Voice Response and Telephone Transfers," and "Disruptive Trading and Market Timing."

[diamond]  The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.


WITHDRAWALS

[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

[diamond]  Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond]  Prior to the maturity date, contract owners who have elected the
           Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all the subaccounts or from a specific investment option.

DEDUCTIONS AND CHARGES


FROM THE CONTRACT VALUE


[diamond]  Annual Administrative Charge--$35 annually. For more information, see
           "Annual Administrative Charge."

[diamond]  Annual Step-up Fee--0.15%. For more information, see "Annual Step-up
           Fee."


[diamond]  Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges."


[diamond]  Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after July 18, 2005, the fee equals 0.60% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges."


[diamond]  Guaranteed Minimum Withdrawal Benefit fee--the fee percentage will vary depending on which one of the four available GMWB versions you elect. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount or Contract Value on the date the fee is deducted.

-----------------------------------------------------------
          GMWB 5                       GMWB 7
   5% WITHDRAWAL LIMIT*         7% WITHDRAWAL LIMIT*
-----------------------------------------------------------
          0.350%                       0.500%
-----------------------------------------------------------
                                 LIFETIME GMWB FOR 2
       LIFETIME GMWB            SPOUSAL CONTINUATION
   5% WITHDRAWAL LIMIT**        5% WITHDRAWAL LIMIT**
-----------------------------------------------------------
          0.600%                       0.700%
-----------------------------------------------------------

*  Available only on contracts issued on or after July 18, 2005.

** Available only on contracts issued on or after November 16, 2005 in states where the associated rider has been approved.

    For more information, see "Deductions and Charges" below.


[diamond]  Taxes-- taken from the Contract Value upon premium payments or commencement of annuity payments.

           o Phoenix will reimburse itself for such taxes upon remittance to the applicable state. For more information, see "Tax" and "Deductions and Charges" below.


[diamond]  Transfer Charge--currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT


[diamond]  Daily administrative fee--currently 0.125% annually. For more information, see "Daily Administrative Fee."


[diamond]  Mortality and expense risk fee--1.475%. For more information, see
           "Mortality and Expense Risk Fee."

OTHER CHARGES OR DEDUCTIONS

    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT

    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected. For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

DEATH BENEFIT OPTIONS

    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value plus any charges made under the contract. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.


    For more information, see "Free Look Period" below.


TERMINATION

    If on any valuation date the total contract value equals zero or is insufficient to cover any assessed charges, the contract will immediately terminate without value. Phoenix will notify you in writing that the contract has terminated.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    For more information, including the Separate Account and Company financial statements, see the SAI and the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171. Please see Appendix C.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $10,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). For more information, see the SAI.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------


    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, it is the owner and annuitant under a contract who bears the risk of investment gain or loss rather than Phoenix. The amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract are transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.



PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992), converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive and administrative office is located at One American Row, Hartford, Connecticut 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix.

    The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account.


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund

[diamond]  DWS Scudder Investments VIT Funds

[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products
[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  Lazard Retirement Series
[diamond]  Lord Abbett Series Fund, Inc.

[diamond]  Neuberger Berman Advisers Management Trust
[diamond]  Oppenheimer Variable Account Funds
[diamond]  The Phoenix Edge Series Fund
[diamond]  PIMCO Variable Insurance Trust
[diamond]  The Rydex Variable Trust
[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust


    For additional information concerning the available investment options, please see Appendix A.

    Each investment option is subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

    The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL

Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.


    The company and its affiliates may have arrangements with the funds' investment advisor, subadvisor, distributor, and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the contracts The company may profit from these fees.

    In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the contract, or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund, and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.


    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS

    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS

    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------

[diamond]  Minimum initial premium payment--$30,000

[diamond]  Minimum subsequent premium payments--$500.


    The initial payment is due and payable before the contract becomes effective.


    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. We cannot accept total premium payments in excess of $1,000,000 without prior approval. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."


    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.


    Premium payments received under the contract will be allocated in any combination to any subaccount in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

1. the make-up and size of the prospective group;
2. the method and frequency of premium payments; and
3. the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE

    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts in which you have an interest. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $30,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect annuity payment options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

ANNUAL STEP-UP FEE

    The annual step-up fee applies to Death Benefit Option 2 only. It is equal to the annual step-up fee percentage of 0.15%, multiplied by the annual step-up amount on the date the fee is deducted. We will deduct this fee annually on each contract anniversary up to and including the contract anniversary following the oldest owner's attained age 80 and upon full surrender of the contract if surrender is prior to the contract anniversary following the oldest owner's attained age 80. The fee will be deducted from the total contract value with each subaccount, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount.

DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses.

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten year term. If this benefit terminates on the contract anniversary prior to the end of the term for any reason other than death or annuitization, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or annuitization, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    The fee percentage is locked in at the time you elect this benefit. Currently, the fee is equal to 0.50%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.00%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect either the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE


    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after July 18, 2005, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.


    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.

    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FEE

    If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. The fee percentage will vary depending on which one of the four available GMWB versions you elect. The fee is equal to a stated percentage multiplied by the greater of Benefit Amount or Contract Value on the date the fee is deducted.

-----------------------------------------------------------
          GMWB 5                       GMWB 7
   5% WITHDRAWAL LIMIT*         7% WITHDRAWAL LIMIT*
-----------------------------------------------------------
          0.350%                       0.500%
-----------------------------------------------------------
                                 LIFETIME GMWB FOR 2
       LIFETIME GMWB            SPOUSAL CONTINUATION
   5% WITHDRAWAL LIMIT**        5% WITHDRAWAL LIMIT**
-----------------------------------------------------------
          0.600%                       0.700%
-----------------------------------------------------------
 * Available only on contracts issued on or after July 18, 2005.
** Available only on contracts issued on or after November 16, 2005 in states where the associated rider has been approved.

    For all versions, we reserve the right to charge up to 1.000%, multiplied by the greater of the Benefit Amount or Contract Value on the date that the fee is deducted. The fee percentage is locked in on the date that this rider is added to the contract.

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments.

    If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is 1.475% and is assessed against the daily net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.

REDUCED FEES, CREDITS AND EXCESS INTEREST

    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated purchase payments;

(3) whether there is a preexisting relationship with the company such as being an employee of the company or its affiliates and their spouses; or to employees or agents who retire from the company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate.

    Any reduction or elimination of the mortality and expense risk fee withdrawal charge or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES


    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS


    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding accumulation unit value. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES

    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS

    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, 12 transfers are permitted from the subaccounts; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing."

DISRUPTIVE TRADING AND MARKET TIMING

    Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our current disruptive trading policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the contract, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone, Internet or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency for a given contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all contracts. If a transfer request exceeds the transfer parameters, we may send the owner a warning letter. If at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the contract owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while also abiding by any rights that contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners. We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in market timing while others will bear the effects of their market timing.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

OPTIONAL PROGRAMS AND BENEFITS

    You may elect optional programs and riders that we offer under the contract. The availability of these programs or riders may also be subject to state availability. We also reserve the right to change, add or delete optional programs and riders subject to any applicable law.

    If you should elect any of the programs listed below, your limit of 12 transfers per contract year will not be affected.


ASSET ALLOCATION PROGRAMS

    Asset allocation is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long-term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following asset allocation programs: Phoenix-Ibbotson Strategic Asset Allocation and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. Subject to regulatory requirements and approvals, in the future, we may, offer other asset allocation services. These asset allocation programs are not offered by this prospectus and are not part of your contract. The asset allocation programs are separate services made available in connection with the contract. There is no additional charge associated with participating in these programs.

*"S&P," "S&P500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION

    PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of carefully selected combinations of subaccounts. The options approved for use are:

o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES

    The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. The options approved for use are:

o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    You select an asset allocation program, and within that program, an asset allocation option. For the Phoenix-Ibbotson Strategic Asset Allocation program, when you select an asset allocation option, your initial premium payment (or Contract Value for inforce contracts) and subsequent payments will be allocated across the subaccounts, in accordance with the option that you selected. For the Phoenix-S&P Dynamic Asset Allocation Series, when you select an asset allocation option, your initial premium payment (or Contract Value for inforce contracts) and subsequent payments will be allocated to the subaccount that corresponds to the "fund of funds" that invests in accordance with the option that you selected.


ASSET REBALANCING PROGRAM

    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis. Transfer charges do not apply to this program.

    The Asset Rebalancing Program is not available to individuals while the Dollar Cost Averaging Program is in effect.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of more than $1,000,000 requires our approval before we will accept them for processing. You must have an initial value of $2,000 in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount but may be allocated to multiple receiving subaccounts. There is no charge for participation in this program.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfer charges do not apply to this program.

    The Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)

    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a 10-year term. Currently, we only allow you to elect this rider on the Contract Date. This rider may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

    The benefit is available if each owner and Annuitant are less than 81 years old on the date that this rider is added to the Contract (the "rider date").


    The GMAB is only available if you allocate your premiums to an approved asset allocation program and one of its options, and if you remain fully invested through an asset allocation program and one of its options for the term of the benefit. Currently, the asset allocation programs approved for use with the GMAB are the Phoenix-Ibbotson Strategic Asset Allocation Program and the Phoenix-S&P Dynamic Asset Allocation Series. The asset allocation options for each program are listed below.

PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION

o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES

o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

      You select an asset allocation program, and within that program, an asset allocation option. For the Phoenix-Ibbotson Strategic Allocation program, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated across the subaccounts, in accordance with the option that you selected. For the Phoenix-S&P Dynamic Asset Allocation Series, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated to the subaccount that corresponds to the "fund of funds" that invests in accordance with the option that you selected.

    For more information on the asset allocation programs, see "Asset Allocation Programs."


GUARANTEED AMOUNT

    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

     A = the contract value on the rider date.

     B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

     C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

o the contract is annuities, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION

    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.


    The benefit that is provided by this rider would not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.


    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges" above. Currently, we only allow you to elect this rider on the Contract Date. Once you elect this benefit rider, it is irrevocable. You should consult with a qualified financial advisor before you make your decision.

GUARANTEED ANNUITIZATION VALUE

    On and before the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

    A= the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B= the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C= the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D=   any tax that may be due.

    After the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005), the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions and any tax that may be due, where:

    A= the guaranteed annuitization value on the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    B= the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    C= the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 80th birthday (or 85th birthday for contracts issued prior to July 18, 2005).

    D=   any tax that may be due.


GUARANTEED ANNUITIZATION VALUE REDUCTION
(CONTRACTS ISSUED PRIOR TO JULY 18, 2005)

    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in Contact Value as a result of the withdrawal.

GUARANTEED ANNUITIZATION VALUE REDUCTION
(CONTRACTS ISSUED AFTER JULY 18, 2005)


    A Guaranteed Annuitization Value Reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the Guaranteed Annuitization Value Reduction for those excess withdrawals will reduce the Guaranteed Annuitization Value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the Guaranteed Annuitization Value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

    The Guaranteed Annuitization Value Reduction is equal to the sum of A and B where:

    A = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

    B = (a) multiplied by (b), where:

        (a) = the Guaranteed Annuitization Value immediately prior to the withdrawal less the value determined in "A" above;

        (b) = 1 minus the result of (c) divided by (d), where:

        (c) = the Contract Value after the withdrawal, and

        (d) = the Contract Value before the withdrawal less the value determined in "A" above.

EFFECTIVE ANNUAL RATE

    On the rider date, we will set the effective annual rate of accumulation to 5%.

TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:


1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;


2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS

    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN:


a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.


    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH
10-YEAR PERIOD CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitants named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

    UNLESS OTHERWISE SPECIFIED BELOW, ALL FEATURES AND BENEFITS OF THE GMWB RIDER, WHETHER ISSUED BEFORE, ON OR AFTER NOVEMBER 16, 2005 ARE THE SAME.

    This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees at least the return of your Contract Value on the date that this rider is added to the contract ("rider date") plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. The Benefit Amount Percentage is currently 105%. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, you must annuitize your contract under one of the GMWB Annuity Payment Options described below to receive the benefits provided by this rider.

    The GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. The GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time; you will not lose the guarantee if you don't make withdrawals or if you withdraw less than the Withdrawal Limit (as described below). If you do make withdrawals, income taxes, tax penalties and surrender charges may apply.

    We offer four versions of the GMWB: GMWB 5, GMWB 7, Lifetime GMWB and Lifetime GMWB for 2 - Spousal Continuation ("Lifetime GMWB for 2"). GMWB 5 and GMWB 7 are non-lifetime withdrawal benefits; Lifetime GMWB and Lifetime GMWB for 2 are lifetime withdrawal benefits. The GMWB guarantees withdrawals or payments each year equal to the Withdrawal Limit until we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage. In addition, if you elect Lifetime GMWB and the owner is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the death of the owner. If you elect Lifetime GMWB for 2 and the owner and/or beneficiary is alive after we have returned your Contract Value on the rider date plus the sum of all premium payments made after the rider date, multiplied by the Benefit Amount Percentage, we will continue to make payments each year equal to the Withdrawal Limit until the later of the death of the owner and beneficiary.

    You elect one version of the GMWB on the rider date and this election is irrevocable except as provided in the Optional Reset provision described below. Currently, we only allow you to elect this rider on the Contract Date. The GMWB can not be terminated except as described below.

    This rider is subject to the following issue age, ownership, and beneficiary limitations, subject to state regulations.

    For the GMWB 5 and GMWB 7 versions, for nonqualified plans, the base contract minimum and maximum issue ages apply to this rider. For qualified plans, the base contract minimum issue age applies to this rider and the maximum issue age is 80.

    For the Lifetime GMWB version, there can be only one owner, and the owner must be a natural person. For nonqualified plans, the base contract maximum issue age applies to this rider and the minimum issue age is 60. For qualified plans, the minimum issue age is 60 and the maximum issue age is 80.

    For the Lifetime GMWB for 2 version, there may be one or two owners and both must be natural persons. If there is one owner, the spouse must be sole beneficiary and eligible for spousal continuation of contract. If there are two owners, they must be spouses and eligible for spousal continuation of contract; the same two individuals must be the beneficiaries. For nonqualified plans, the minimum issue age is 65 for the owner and beneficiary and the base contract maximum issue age applies to this rider. For qualified plans, the minimum issue age is 65 for the owner and beneficiary and the maximum issue age is 80 for the owner and beneficiary.

    A fee for this benefit is deducted on each contract anniversary and varies depending on which one of the four GMWB versions you elect. See "Deductions and Charges" above.


ASSET ALLOCATION REQUIREMENTS

    The GMWB is only available if you allocate your premiums to an approved asset allocation program and one of its options, and if you remain fully invested through an asset allocation program and one of its options for the term of the benefit. Currently, the asset allocation programs approved for use with the GMWB are the Phoenix-Ibbotson Strategic Asset Allocation Program and the Phoenix-S&P Dynamic Asset Allocation Series. The asset allocation options for each program are listed below.

PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION

o   Conservative Portfolio
o   Moderately Conservative Portfolio
o   Moderate Portfolio
o   Moderately Aggressive Portfolio
o   Aggressive Portfolio

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES

o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    You select an asset allocation program, and within that program, an asset allocation option. For the Phoenix-Ibbotson Strategic Allocation program, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated across the subaccounts, in accordance with the option that you selected. For the Phoenix-S&P Dynamic Asset Allocation Series, when you select an asset allocation option, your initial premium payment and subsequent payments will be allocated to the subaccount that corresponds to the "fund of funds" that invests in accordance with the option that you selected.

For more information on the asset allocation programs, see "Asset Allocation Programs."


BENEFIT AMOUNT

    The Benefit Amount is the amount available for withdrawals or payments and is established for the sole purpose of determining the Withdrawal Limit, Benefit Payment and Benefit Payment Duration. It is not used in calculating the surrender value or other values or benefits.

    The Benefit Amount is calculated on the rider date. If the rider is not issued as a result of an Optional Reset, the Benefit Amount is equal to the Contract Value on the rider date multiplied by the Benefit Amount Percentage. The Benefit Amount will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    The Benefit Amount is recalculated after each subsequent premium payment. The new Benefit Amount is equal to the current Benefit Amount plus the Benefit Amount Percentage multiplied by the subsequent premium payment. If your rider was issued on or after November 16, 2005 in states where the rider has been approved, the new Benefit Amount (calculated as a result of a subsequent premium payment) will never be greater than the Contract Value on the rider date plus total subsequent premium payments less total withdrawals made after the rider date, multiplied by the Benefit Amount Percentage.

    The Benefit Amount is recalculated after each withdrawal. If the Contract Value before the withdrawal is greater than or equal to the Benefit Amount before the withdrawal, the new Benefit Amount is equal to the Benefit Amount before the withdrawal less the amount of the withdrawal. If the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal, then the new Benefit Amount is equal to the Contract Value after the withdrawal. The Benefit Amount may never be less than zero.

    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

 WITHDRAWAL LIMIT

    The Withdrawal Limit is calculated on the rider date and is equal to the initial Benefit Amount multiplied by the Withdrawal Limit Percentage, currently 7% for GMWB 7 and 5% for GMWB 5, Lifetime GMWB and Lifetime GMWB for 2. The Withdrawal Limit will change as a result of subsequent premium payments, withdrawals or an Optional Reset as described below.

    If the sum of all withdrawals in any given rider does not exceed the Withdrawal Limit, no surrender charge will be deducted, even if such withdrawals exceed the free withdrawal amount. If the free withdrawal amount is less than the Withdrawal Limit, withdrawals in excess of the Withdrawal Limit will be subject to a surrender charge.

    Withdrawals taken to meet Required Minimum Distribution requirements with respect to this contract will be deemed to be within the Withdrawal Limit for purposes of the GMWB benefit.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 16, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to (A) multiplied by (B), added to (C), where:

(A) = Withdrawal Limit Percentage;

(B) = Benefit Amount Percentage multiplied by the premium payment; and

(C) = current Withdrawal Limit.

The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit and if the Contract Value before the withdrawal is less than the Benefit Amount before the withdrawal. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero. If the Benefit Amount is reduced to zero, then the Withdrawal Limit is equal to zero.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 16, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:

    The Withdrawal Limit is recalculated after each subsequent premium payment. The new Withdrawal Limit is equal to the greater of the current Withdrawal Limit and the Withdrawal Limit Percentage multiplied by the Benefit Amount after the subsequent premium payment.

    The Withdrawal Limit is recalculated after each withdrawal if the sum of all withdrawals in any given rider year exceeds the Withdrawal Limit. The new Withdrawal Limit will be equal to the Withdrawal Limit Percentage multiplied by the Contract Value after the withdrawal. The Withdrawal Limit may never be less than zero.

 OPTIONAL RESET

    The purpose of an Optional Reset is to lock in a higher Benefit Amount, which may increase the Withdrawal Limit and lengthen the period of time over which withdrawals and payments can be taken. Locking in a higher Benefit Amount increases your total future guaranteed withdrawals or payments.

    If you have Lifetime GMWB or Lifetime GMWB for 2, you may elect an Optional Reset on the first rider anniversary or any subsequent rider anniversary where the Contract Value is greater than the Benefit Amount. If you have GMWB 5 or GMWB 7, you may elect an Optional Reset on the fifth rider anniversary or any rider anniversary thereafter where the Contract Value is greater than the Benefit Amount.

    If you elect the Optional Reset, we will terminate the existing rider and issue a new rider. At that time, you will be given the opportunity to change to a different version of the GMWB if you meet all of the issue age, ownership and beneficiary requirements. You must notify us within 30 days after the rider anniversary that you wish to elect the Optional Reset.

    As a result of an Optional Reset, we will set the Benefit Amount equal to the Contract Value on the date of the reset. In addition, we will set the Withdrawal Limit equal to the Withdrawal Limit Percentage (under the new rider) multiplied by the Benefit Amount. We will also reset the Benefit Amount Percentage and the GMWB Fee Percentage to the then current percentages we are offering for new issues of the rider on the date of the reset. The GMWB Fee Percentage will never exceed the maximum charge of 1.000%.

    We reserve the right to prohibit the Optional Reset if we no longer offer GMWB as an additional option on new issues of the contract.

CONTRACT VALUE REDUCED TO ZERO

    If the Contract Value is reduced to zero, you will begin receiving monthly payments one month following the date the Contract Value is reduced to zero as described below. Subsequent payments will be made on the same date each month as the first payment. Payments may not be commuted or accelerated. Once you begin receiving monthly payments you will be prohibited from making any further premium payments, withdrawals, transfers, surrenders, or commencing annuity payments under an Annuity Payment Option as described in the contract. In addition, you will be prohibited from electing the Optional Reset or any other optional riders previously available under your contract.

    The Benefit Payment is the amount of each monthly payment we will make to you after your Contract Value has been reduced to zero. The Benefit Payment is calculated on the date the Contract Value is reduced to zero. The Benefit Payment is equal to one twelfth of the Withdrawal Limit on the date the Contract Value is reduced to zero.

    The Benefit Payment Duration is the number of months it will take for us to return the Benefit Amount remaining on the date the Contract Value is reduced to zero. The Benefit Payment Duration is equal to (A) divided by (B), rounded to the next highest whole number, where:

    A = the Benefit Amount on the date the Contract Value is reduced to zero;
        and
    B = the amount of the Benefit Payment.

    The Benefit Payment Duration may be zero, if (A) above is equal to zero.

IF YOUR RIDER WAS ISSUED BEFORE NOVEMBER 16, 2005 OR IN STATES WHERE THE RIDER HAS NOT BEEN APPROVED:

    You will receive monthly payments equal to the Benefit Payment for the Benefit Payment Duration. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly payments. Except to the extent required under Federal income tax laws, the total annual payments will not exceed the Withdrawal Limit on the date the Contract Value was reduced to zero. Monthly payments made under this rider shall be considered withdrawals from the contract under Federal income tax law, and shall be subject to the same requirements as any other withdrawal. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract may need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the GMWB rider itself.

IF YOUR RIDER WAS ISSUED ON OR AFTER NOVEMBER 16, 2005 IN STATES WHERE THE RIDER HAS BEEN APPROVED:

[diamond]  We will set the Maturity Date equal to the date the Contract Value is reduced to zero.

[diamond]  If you have GMWB 5 or GMWB 7 and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

[diamond]  If you have Lifetime GMWB and the original owner is alive, you will receive fixed annuity payments under the GMWB Life with Period Certain Payment Option described below.

[diamond]  If you have Lifetime GMWB and the original owner is not alive (but the beneficiary has elected to continue the contract under spousal continuation) and the Benefit Amount is greater than zero, you will receive fixed annuity payments under the GMWB Specified Period Certain Payment Option described below.

[diamond]  If you have Lifetime GMWB for 2, you will receive fixed annuity payments under the GMWB Joint Life with Period Certain Payment Option described below.

GMWB ANNUITY PAYMENT OPTIONS

    This section describes the GMWB Annuity Payment Options available if your rider was issued on or after November 16, 2005 in states where the rider has been approved.

    GMWB SPECIFIED PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. Upon the death of the last surviving owner (or Annuitant, if the owner is a non-natural person), annuity payments, if any remain, will continue to the beneficiary. We reserve the right to make a lump sum payment equal to the Benefit Amount in lieu of monthly fixed annuity payments under this option.

    GMWB LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the death of the original owner, subject to proof of survivorship. Upon the death of the owner, annuity payments, if any remain, will continue to the beneficiary.

     GMWB JOINT LIFE WITH PERIOD CERTAIN PAYMENT OPTION: We will make monthly fixed annuity payments equal to the Benefit Payment for the number of months defined by the Benefit Payment Duration. If the owner is still alive after the Benefit Payment Duration, we will continue to make payments until the later of the death of the original owner and the beneficiary, subject to proof of survivorship. Upon the death of the owner and beneficiary, annuity payments, if any remain, will continue to the beneficiary.

BENEFIT TERMINATION

    This benefit will terminate without value on the occurrence of any of the following events:

[diamond]  the change of ownership of the contract for any reason; or

[diamond]  the commencement of annuity payments under an Annuity Payment Option as described in the contract; or

[diamond]  termination of the contract to which this benefit is attached; or

[diamond]  the election of the Optional Reset, if available; or

[diamond]  the surrender of the contract; or

[diamond]  the death of the owner (or Annuitant, if the owner is a non-natural person) unless the contract is continued by a surviving spouse; or

[diamond]  any portion of the Contract Value is no longer invested in accordance with the requirements of an asset allocation program; or

[diamond]  if you have GMWB 5 or GMWB 7, when the Contract Value and Benefit
           Amount have been reduced to zero; or

[diamond]  if you have Lifetime GMWB, when the Contract Value and Benefit Amount have been reduced to zero and upon death of the original owner; or

[diamond]  if you have Lifetime GMWB for 2, when the Contract Value and Benefit
           Amount have been reduced to zero and upon the later of the death of the original owner and the beneficiary.

SYSTEMATIC WITHDRAWAL PROGRAM

    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount bearing a pro rata share.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge for participation in this program.

WITHDRAWALS

    Prior to the maturity date, amounts held under the contract may be withdrawn in whole or in part, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals. After the maturity date, unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or
L. A signed, written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans in accordance with Internal Revenue Service regulations. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities."

    Requests withdrawals should be mailed to our Annuity Operations Division.


LAPSE OF CONTRACT

    The contract will terminate and lapse without value, if on any valuation date:

[diamond]  the contract value is zero; or

[diamond]  the annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the contract has lapsed.


PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH BENEFIT

    The death benefit guarantees that the proceeds will not be less than the premium payments paid for the contract (less any adjusted partial withdrawals). The owner elects the death benefit at the time that the initial premium payment is made. If no option has been chosen, Death Benefit Option 1 will apply. If the owner elects Death Benefit Option 2, the annual step-up fee will apply. For more information, see "Annual Step-up Fee."

WHEN IS THE DEATH BENEFIT PAYABLE?

    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

[diamond]  DEATH OF AN OWNER

          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]  DEATH OF AN OWNER - MULTIPLE OWNERS

           If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

           If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the same benefit option will remain in effect.

           [diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner. If a joint annuitant dies prior to the maturity date, a death benefit is not paid and the owner may elect a new joint annuitant. The death of the primary annuitant will be treated as the death of the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?

    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM

           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit less any premium tax is the greater of:

           a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
           b) the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP

           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

           Prior to the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

           a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
           b) the contract value on the claim date; or
           c) the annual step-up amount (as defined below).

           On or after the contract anniversary following the oldest owner's attained age 80, the death benefit less any premium tax is the greater of:

           a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
           b) the contract value on the claim date.

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract, the death benefit will be calculated using the surviving spouse's attained age.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------

    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K are described in more detail below and in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the annuity payment options. However, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN


    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected. Option B--Non-Refund Life Annuity.


     A fixed payout annuity payable monthly while the annuitant is living. No income is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVORSHIP LIFE ANNUITY

     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY

    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD

    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT

    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    A variable payout annuity payable monthly while the Annuitant is living or, if later, for 10 years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVORSHIP VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN

    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD

    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and the "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY

    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY

    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1. the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2. the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY

    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES

    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS

    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE

    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE

    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:

--------------------------------------------------------
New Year's Day                    Independence Day
--------------------------------------------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------------------------------
Presidents Day                    Thanksgiving Day
--------------------------------------------------------
Good Friday                       Christmas Day
--------------------------------------------------------
Memorial Day
--------------------------------------------------------

VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR

    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT


    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL


    Payment of the contract value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations

Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within 10 days after you receive it and receive in cash the contract value plus any charges made under the contract. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If applicable state law requires, we will return the full amount of any premium payments we received.

    In states that require return of premium payments during the Free Look Period, we reserve the right to issue the Temporary Money Market Allocation Amendment with the contract during periods of extreme market volatility. If this amendment is issued with your contract, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS

    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES


    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another subaccount for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required one or more state insurance departments.


OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------

INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural

Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE

    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE

    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES

    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after


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

the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS

    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL

    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to


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

not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999. Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")

    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS

    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS

    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS

    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------


    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION

    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 1% of purchase payments (if up-front compensation is paid to registered representatives) and up to 1% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

    Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.

    Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation and Sammons Securities Company, LLC. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.

SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:


---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID

---------------------------------------------------------
             2003                     $1.7 Million
---------------------------------------------------------
             2004                     $2.2 Million
---------------------------------------------------------

             2005                     $1.9 Million

---------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------


    Kathleen A. McGah, Vice President and Counsel, and Brian A. Giantonio, Vice President and Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

    We are regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. Several current proceedings are discussed below. In addition, state regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

    For example, during 2003 and 2004, the SEC conducted examinations of certain company variable products and certain affiliated investment advisors and mutual funds. In 2004, the

NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified an affiliate of the company that it was asserting violations of trade reporting rules by the affiliate of the company. The affiliated company responded to the NASD allegations in May 2005 but has not received any further inquiries to date.

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company with securities and other laws and regulations affecting their registered products. The company endeavors to respond to such inquiries in an appropriate way and to take corrective action if warranted. Recently, there has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of the company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficient letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the company believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist the company in preparing the analysis. Based on the analysis, the company advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We are cooperating fully and have had no further inquiry since filing our response.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition, or consideration of available insurance and reinsurance and the provision made in our consolidated financial statements. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:


    [diamond]  Phoenix Life Insurance Company
    [diamond]  Underwriter
    [diamond]  Servicing Agent
    [diamond]  Performance History
    [diamond]  Calculation of Yield and Return
    [diamond]  Calculation of Annuity Payments
    [diamond]  Experts
    [diamond]  Separate Account Financial Statements
    [diamond]  Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


In the table below, funds with a "*" next to their name were closed to new investment on May 1, 2006. For all owners who had value allocated to a fund before its applicable closure date the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

-----------------------------------------------------------------------------------------------------------------------------------
                  FUND NAME                              INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             Growth of capital                          AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund *                    Growth of capital                          AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund *            Long-term growth of capital                Phoenix Variable Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio *    Long-term capital appreciation             Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                               Match the performance of the Standard &
                                               Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                       which emphasizes stocks of large U.S.      Deutsche Asset Management, Inc.
                                               companies
-----------------------------------------------------------------------------------------------------------------------------------
                                               Current income by investing primarily in
Federated Fund for U.S. Government             a diversified portfolio or U.S.            Federated Investment Management Company
Securities II - Primary Shares                 government securities
-----------------------------------------------------------------------------------------------------------------------------------
                                               High current income by investing
Federated High Income Bond Fund II - Primary   primarily in a professionally managed,
Shares                                         diversified portfolio of fixed income      Federated Investment Management Company
                                               securities
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio           Long-term capital appreciation             Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                  Capital appreciation                       Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio    Capital growth                             Fidelity Management and Research Company
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                Maximize income while maintaining          Franklin Advisers, Inc.
                                               prospects for capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                  Capital appreciation with income as a      Franklin Mutual Advisers, LLC
                                               secondary goal
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund   Long-term capital appreciation             Templeton Asset Management Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund              Long-term capital growth                   Templeton Investment Counsel, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund               Long-term capital growth                   Templeton Global Advisors Limited
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio *        Long-term capital appreciation             Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                               High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio           for capital appreciation to produce a      Lord, Abbett & Co. LLC
                                               high total return
-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio        without excessive fluctuations in market   Lord, Abbett & Co. LLC
                                               value
-----------------------------------------------------------------------------------------------------------------------------------
                                               Capital appreciation through
                                               investments, primarily in equity
Lord Abbett Mid-Cap Value Portfolio            securities which are believed to be        Lord, Abbett & Co. LLC
                                               undervalued in the marketplace
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio        Long term capital growth                   Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio        Long term growth of capital; current       Neuberger Berman Management Inc.
                                               income is a secondary goal                   Subadvisor: Neuberger Berman, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                               Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA       securities of well-known, established      OppenheimerFunds, Inc.
                                               companies
-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-term capital appreciation by
                                               investing in foreign insurers
Oppenheimer Global Securities Fund/VA          securities, "growth-type" companies,       OppenheimerFunds, Inc.
                                               cyclical industries and special
                                               situations
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA      Capital appreciation                       OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                               Intermediate and long-term growth of
Phoenix Capital Growth Series                  capital appreciation with income as a      Phoenix Investment Counsel, Inc.
                                               secondary consideration                      Subadvisor: Engemann Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                  Capital appreciation                         Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Strategic Theme Series                 Long-term capital appreciation               Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                  FUND NAME                              INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Investment Counsel, Inc.
                                               High total return consistent with           Subadvisor: Aberdeen Asset Management
Phoenix-Aberdeen International Series          reasonable risk                                         Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                      Long-term growth of capital                Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: AIM Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series          Long-term capital growth                   Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index      High total return                          Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities   Capital appreciation and income with       Duff & Phelps Investment Management Co.
Series                                         approximately equal emphasis
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series      Dividend growth, current income and        Engemann Asset Management
                                               capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series       Long-term growth of capital                Phoenix Investment Counsel, Inc.
                                                                                            Subadvisor: Engemann Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series   High total return consistent with          Phoenix Investment Counsel, Inc.
                                               prudent investment risk                      Subadvisor: Engemann Asset Management
-----------------------------------------------------------------------------------------------------------------------------------
                                               As high a level of current income as is
Phoenix-Goodwin Money Market Series            consistent with the preservation of        Phoenix Investment Counsel, Inc.
                                               capital and maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income      Long-term total return                     Phoenix Investment Counsel, Inc.
Series
-----------------------------------------------------------------------------------------------------------------------------------
                                               High current income while attempting to
Phoenix-Goodwin Multi-Sector Short Term Bond   limit changes in the series' net asset
Series                                         value per share caused by interest rate    Phoenix Investment Counsel, Inc.
                                               changes
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Investment Counsel, Inc.
                                               Long-term capital appreciation with          Subadvisor: Kayne Anderson Rudnick
Phoenix-Kayne Rising Dividends Series          dividend income as a secondary                           Investment Management, LLC
                                               consideration
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Investment Counsel, Inc.
                                               Long-term capital appreciation with          Subadvisor: Kayne Anderson Rudnick
Phoenix-Kayne Small-Cap Quality Value Series   dividend income as a secondary                           Investment Management, LLC
                                               consideration
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select     Long-term capital appreciation             Phoenix Variable Advisors, Inc.
Series                                                                                      Subadvisor: Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Dow 30 Series                 Tracks total return of the Dow Jones         Subadvisor: Northern Trust Investments,
                                               Industrial Average(SM) before fund expenses              N.A.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Northern Nasdaq-100 Index(R) Series    Tracks total return of the Nasdaq-100        Subadvisor: Northern Trust Investments,
                                               Index(R) before fund expenses                            N.A.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:                                                Subadvisor: Standard & Poor's
Aggressive Growth                              Long-term capital growth                                 Investment Advisory
                                                                                                        Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:   Long-term capital growth with current        Subadvisor: Standard & Poor's
Growth                                         income as a secondary consideration                      Investment Advisory
                                                                                                        Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:   Current income with capital growth as a      Subadvisor: Standard & Poor's
Moderate                                       secondary consideration                                  Investment Advisory
                                                                                                        Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:   Long-term capital growth and current         Subadvisor: Standard & Poor's
Moderate Growth                                income with a greater emphasis on                        Investment Advisory
                                               capital growth                                           Services, LLC
-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value        current income as a secondary investment   Phoenix Variable Advisors, Inc.
Series                                         objective                                    Subadvisor: AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-term capital with appreciation by
                                               investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value      small-capitalization stocks that appear    Phoenix Variable Advisors, Inc.
Series                                         to be undervalued with current income as     Subadvisor: AllianceBernstein L.P.
                                               a secondary investment objective
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                  FUND NAME                              INVESTMENT OBJECTIVE                  INVESTMENT ADVISOR / SUBADVISOR
-----------------------------------------------------------------------------------------------------------------------------------
                                               Long-term capital appreciation with        Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series             current income as a secondary                Subadvisor: Morgan Stanley Investment
                                               consideration                                Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy         Maximum real return consistent with        Pacific Investment Management Company LLC
Portfolio                                      prudent investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                               Maximum real return, consistent
PIMCO VIT Real Return Portfolio                preservation of real capital and prudent   Pacific Investment Management Company LLC
                                               investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                               Maximum total return, consistent with
PIMCO VIT Total Return Portfolio               preservation of capital and prudent        Pacific Investment Management Company LLC
                                               investment management
-----------------------------------------------------------------------------------------------------------------------------------
                                               Investment results that either match or
Rydex Variable Trust Juno Fund *               correlate to the performance of a          Rydex Global Advisors
                                               specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
                                               Investment results that either match or
Rydex Variable Trust Nova Fund *               correlate to the performance of a          Rydex Global Advisors
                                               specific benchmark
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund *    Long-term capital appreciation             Rydex Global Advisors
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio     Capital appreciation and current income    Morgan Stanley Investment Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                    Long-term growth of capital                Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                 Long-term growth of capital                Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                  Long-term growth of capital                Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                  Long-term growth of capital                Columbia Wanger Asset Management, L.P.
-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------



                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%

Maine................................................           X                                     2.00*

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25**

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

Commonwealth of Puerto Rico..........................                             X                   1.00             1.00


NOTE: The above tax deduction rates are as of January 1, 2006. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."





--------------------

  * Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
===================================================================================================================================
From 12/3/04* to 12/31/04                                                $2.000                  $1.016                   5
From 1/1/05 to 12/31/05                                                  $1.016                  $1.076                   5

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
===================================================================================================================================
From 1/27/04* to 12/31/04                                                $2.000                  $1.152                   4
From 1/1/05 to 12/31/05                                                  $1.152                  $1.297                   4

FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
===================================================================================================================================
From 1/27/04* to 12/31/04                                                $2.000                  $1.278                   4
From 1/1/05 to 12/31/05                                                  $1.278                  $1.469                   4

LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===================================================================================================================================
From 4/15/05* to 12/31/05                                                $1.000                  $1.046                   3

MUTUAL SHARES SECURITIES FUND - CLASS 2
===================================================================================================================================
From 1/27/04* to 12/31/04                                                $2.000                  $1.242                   4
From 1/1/05 to 12/31/05                                                  $1.242                  $1.351                   4

PHOENIX-AIM GROWTH SERIES
===================================================================================================================================
From 1/27/04* to 12/31/04                                                $2.000                  $1.080                   5
From 1/1/05 to 12/31/05                                                  $1.080                  $1.156                   5

PHOENIX-ENGEMANN GROWTH AND INCOME SERIES
===================================================================================================================================
From 9/18/04* to 12/31/04                                                $2.000                  $1.216                   4
From 1/1/05 to 12/31/05                                                  $1.216                  $1.254                   4

PHOENIX-KAYNE RISING DIVIDENDS SERIES
===================================================================================================================================
From 1/27/04* to 12/31/04                                                $2.000                  $1.114                   2
From 1/1/05 to 12/31/05                                                  $1.114                  $1.086                   2

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
===================================================================================================================================
From 1/27/04* to 12/31/04                                                $2.000                  $1.481                   4
From 1/1/05 to 12/31/05                                                  $1.481                  $1.566                   4

TEMPLETON GROWTH SECURITIES FUND - CLASS 2
===================================================================================================================================
From 1/27/04* to 12/31/04                                                $2.000                  $1.316                   4
From 1/1/05 to 12/31/05                                                  $1.316                  $1.410                   4

WANGER U.S. SMALLER COMPANIES
===================================================================================================================================
From 1/27/04* to 12/31/04                                                $2.000                  $1.338                   4
From 1/1/05 to 12/31/05                                                  $1.338                  $1.464                   4


*Date subaccount began operations.

                                     PART B

                                                                     [VERSION A]

                            RETIREMENT PLANNER'S EDGE

                         PHOENIX LIFE INSURANCE COMPANY
           (FKA, PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY - 6/25/01)
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
Phoenix Life Insurance Company                       ANNUITY OPERATIONS DIVISION
One American Row                                                     PO Box 8027
Hartford, CT 06103-2899                         Boston, Massachusetts 02266-8027


                                   May 1, 2006

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the address below or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company...........................................      2

Underwriter..............................................................      2


Servicing Agent..........................................................      2

Performance History......................................................      2

Calculation of Yield and Return..........................................      6

Calculation of Annuity Payments .........................................      7

Experts .................................................................      7


Separate Account Financial Statements....................................   SA-1

Company Financial Statements.............................................    F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.




UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"), as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.



SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.

    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:

---------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------- --------------------------
             2003                     $1.7 million
---------------------------------------------------------
             2004                     $2.2 million
---------------------------------------------------------
             2005                     $1.9 million
---------------------------------------------------------



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state).

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                                 INCEPTION                                               SINCE
                          SUBACCOUNT                               DATE*      1 YEAR        5 YEARS      10 YEARS      INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund                             3/30/2001     7.20%                                     0.63%
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                                       5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund                              12/1/2004     6.00%                                     7.13%
------------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio                       6/5/2000    12.73%        -3.05%                      -7.40%
------------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                                      10/29/2001     3.10%                                     3.47%
------------------------------------------------------------------------------------------------------------------------------------
  Federated Fund For U.S. Government Securities II               7/15/1999     0.49%         3.21%                       3.81%
------------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                             7/15/1999     1.11%         5.72%                       2.28%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio                            6/5/2000    15.10%         4.93%                       3.09%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio                     6/5/2000     7.23%        -1.36%                      -4.06%
------------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                                   6/5/2000     4.08%        -5.12%                      -7.29%
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                                 5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                                   5/1/2000     8.90%         6.40%                       7.36%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund                    5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund                              5/11/1992     8.51%         1.80%         6.51%         7.74%
------------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund                                5/1/2000     7.23%         4.47%                       4.75%
------------------------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap Portfolio                          4/25/2005                                               8.05%
------------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio                           4/20/2005                                               3.50%
------------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio                        4/20/2005                                               8.34%
------------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio                            4/20/2005                                              13.38%
------------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio                         5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio                         5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA                        5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA                           5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund Small Cap/VA                       5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                                 12/31/1982     2.15%        -8.97%         0.97%         9.84%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                                   3/2/1998     2.61%        -7.74%                       3.40%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Theme Series                                 1/29/1996    -0.35%        -8.59%                       4.41%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series                           5/1/1990    16.80%         2.49%         6.93%         6.33%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-AIM Growth Series                                     12/20/1999     7.21%        -7.27%                      -7.50%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series                          8/12/2002    13.91%                                    17.70%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/1997     2.13%        -2.21%                       2.66%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities Series             5/1/1995    13.37%        18.92%        14.52%        15.20%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Growth & Income Series                         3/2/1998     3.22%        -0.57%                       2.67%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Small-Cap Growth Series                       8/15/2000     7.70%        -3.28%                      -6.11%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Engemann Strategic Allocation Series                   9/17/1984     0.25%         1.82%         6.13%         8.85%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Money Market Series                            10/8/1982     1.03%         0.31%         1.98%         3.74%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/1982     0.25%         6.16%         5.35%         7.59%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Goodwin Multi-Sector Short Term Bond Series             6/2/2003    -0.17%                                     2.20%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Rising Dividends Series                          8/12/2002    -2.41%                                     3.93%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Kayne Small-Cap Quality Value Series                   8/12/2002     7.46%                                    14.53%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Lazard International Equity Select Series              8/12/2002     7.02%                                    12.44%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Dow 30 Series                                12/20/1999    -0.48%        -0.17%                      -0.83%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Northern Nasdaq-100 Index(R) Series                    8/15/2000    -0.28%        -8.56%                     -15.70%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/1998     6.11%        13.81%                       6.99%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/2000     5.84%        13.26%                      14.29%
------------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series                              3/2/1998     3.84%        -2.67%                       5.58%
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn Strategy Portfolio                5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                                 5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio                                5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Juno Fund                                  6/2/2003    -6.68%                                    -5.56%
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                                  6/2/2003     2.40%                                    14.04%
------------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund                       6/2/2003    12.01%                                    14.13%
------------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income                                5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                                     2/1/1999    14.69%         3.30%                      11.15%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                                  5/1/1995    19.72%         8.17%        13.07%        15.27%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                                   2/1/1999     8.83%        10.01%                      12.84%
------------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                                   5/1/1995     9.58%        10.14%        13.60%        14.21%
------------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Separate Account

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of the annual fund expenses, daily administrative fees, annual contract fee, and mortality and expense risk charges. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                                  NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                    SUBACCOUNT                      1996    1997     1998    1999    2000     2001    2002    2003    2004     2005
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                15.93%  11.93%   17.64%  42.61%  -12.15%  -24.36% -25.42%   27.71%  5.13%    7.32%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund I Shares                18.27%  23.97%   25.91%  32.38%  -15.74%  -23.91% -16.76%   22.69%  7.45%    3.85%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                                   -12.34%   25.55% 12.23%    6.11%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                      13.41%  21.97%   30.57%  28.09%  -15.83%  -13.79% -31.24%   23.33%  4.29%    4.18%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio         10.47%  18.02%   55.64%  75.59%  -25.89%  -17.12% -34.84%   32.84%  6.67%   12.85%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                           26.92%  18.71%  -10.49%  -13.43% -23.40%   26.36%  9.04%    3.22%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II   2.75%   7.07%    6.16%  -1.98%    9.45%    5.53%   7.52%    0.93%  2.16%    0.60%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                12.71%  12.25%    1.27%   0.89%  -10.29%   -0.05%  -0.03%   20.50%  8.91%    1.22%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                               28.13%  22.42%   -8.01%  -13.60% -10.69%   26.56% 13.73%   15.22%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                        22.78%   2.73%  -18.33%  -15.65% -23.01%   27.85%  5.56%    7.34%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                      37.44%  35.38%  -12.30%  -18.88% -31.18%   30.92%  1.82%    4.20%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund Class 2                                             17.78%   -0.65%  -1.99%   29.89% 12.27%    0.20%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             15.81%   -1.58%  12.00%   11.68%    5.54% -13.05%   23.40% 11.06%    9.01%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund             -30.37%  -22.15%  51.18%  -32.99%   -9.38%  -1.54%   50.85% 22.97%   25.65%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 22.03%  12.08%    7.53%  21.54%   -3.72%  -17.18% -19.70%   30.36% 16.87%    8.63%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            16.93%  13.69%    4.63%  20.85%   -1.34%  -11.21%  -5.73%   30.11% 14.10%    2.11%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  19.28%  11.64%    7.19%  19.16%    0.07%   -2.69% -19.63%   30.29% 14.40%    7.35%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                              -4.56%   3.66%   19.37%   16.97% -18.82%   35.31% 13.29%    2.55%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                                  6.42%   16.36%  6.38%   -0.10%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio           17.72%  22.93%   11.32%  15.12%   14.17%   -8.02% -19.17%   29.19% 11.08%    1.81%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                                 50.33%    6.54% -11.04%   23.02% 22.31%    6.71%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio Class S                                                               23.33% 10.32%    1.47%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio Class S                                                               29.57% 13.94%    6.65%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund                                                               -28.10%   28.87%  5.13%    3.41%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund                                                          -13.40% -23.45%   40.88% 17.22%   12.48%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                                              -17.10%   42.24% 17.52%    8.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     11.02%  19.41%   28.21%  27.89%  -18.93%  -35.51% -25.86%   24.72%  3.50%    2.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                              43.63%   12.17%  -26.18% -33.45%   27.03%  5.23%    2.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                            15.56%   42.70%  52.86%  -12.70%  -28.39% -35.89%   35.34%  3.96%   -0.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             17.01%  10.49%   26.16%  27.72%  -16.98%  -25.12% -16.00%  30.02%  19.09%   16.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                                          -12.41%  -24.92% -29.84%   19.14%  2.75%    7.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                         51.24%  0.69%   14.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                   29.86%  17.18%  -12.70%  -13.14% -24.75%   24.46%  8.30%    2.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                            31.26%  20.37%  -22.31%   3.33%   28.98%    5.12%  10.51%   36.33% 32.81%   13.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                                    15.39%   -7.91%   -9.46% -23.60%   25.68%  8.93%    3.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                                                    -27.76% -29.80%   44.37%  8.16%    7.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series       7.53%  19.07%   19.12%  9.72%    -0.81%    0.44%  -12.82%  18.20%  5.96%    0.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                                       22.61%   30.36%  -19.11% -23.03%   22.14% 11.33%    3.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                3.56%   3.72%    3.64%   3.37%    4.57%    2.36%   0.00%   -0.73% -0.62%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series  10.85%   9.55%   -5.48%  3.99%     5.00%    4.60%   8.46%   12.97%  5.34%    0.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
Series                                                                                                                3.86%   -0.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                                                                         17.43%  3.78%   -2.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                  18.60% 23.93%    7.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                             28.00% 14.23%    7.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                      -6.87%   -7.30% -16.68%  25.62%   3.21%   -0.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                 -34.01% -38.45%  46.77%   8.50%   -0.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                            -11.54%   15.29%   21.27%  -9.83%  39.00%  18.72%    6.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                             14.14%  -9.82%  41.85%  20.96%    5.96%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                      -11.92%   -6.56%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                     28.26%  21.55%  -21.41%  -24.65% -36.62%   37.25% 13.02%    2.52%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                     28.09%  9.16%   12.13%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                               -24.66%  -49.58% -49.68%   45.71% -3.02%   -1.67%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                            9.97%    5.89%
------------------------------------------------------------------------------------------------------------------------------------

                                              NON-STANDARDIZED ANNUAL TOTAL RETURN (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                  SUBACCOUNT                     1996   1997    1998     1999     2000     2001    2002     2003     2004     2005
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                      -2.94%  -27.65%  -16.48%  39.26%   22.60%   14.81%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  30.19%  -2.83% 14.72%   123.38% -28.86%  -22.38%  -15.04%  46.78%   28.45%   19.83%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                     7.94%    7.56%   -8.91%  28.90%   17.64%    8.95%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                   44.59%  27.64%  7.18%    23.34%  -9.44%    9.82%  -17.98%  41.22%   16.68%    9.70%
------------------------------------------------------------------------------------------------------------------------------------

** PIMCO VIT Funds began operation February 28, 2006.

           Annual Total Returns are net of annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.275% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:


    The following is an example of how return/yield calculations for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 2005:


Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:..        1.000000

Value of the same account (excluding capital
   changes) at the end of the 7-day period:..........        1.000432
Calculation:
   Ending account value.............................         1.000432
   Less beginning account value.....................         1.000000
   Net change in account value......................         0.000432
Base period return:
   (net change/beginning account value).............         0.000432
Current yield = return x (365/7) =..................            2.25%
Effective yield = [(1 + return)(365/7)] -1 =........            2.28%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:
R = ((ERV / II)(1/n)) - 1

Where:

    II       =     a hypothetical initial payment of $1,000
    R        =     average annual total return for the period
    n        =     number of years in the period
    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for one-year, five-year and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Investor's Business Daily
      Financial Planning
      Financial Services Weekly
      Financial World
      Fortune
      Forbes
      Money
      Personal Investor
      Registered Representative
      The New York Times
      The Wall Street Journal
      U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:

    Under Options A, B, D, E and F, rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.


VARIABLE ANNUITY PAYMENTS

    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these annuity payment options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Counsel and Brian A. Giantonio, Vice President and Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws in connection with the contracts described in this prospectus.






















--------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

A N N U A L  R E P O R T




                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT




                                                               DECEMBER 31, 2005










                                [LOGO]PHOENIX(R)

                   OL4261(C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156
          Shares                                   {        114,441}   {        486,857}  {         73,585}  {        108,975}
          Cost                                     {$     2,313,581}   {$     6,539,637}  {$     1,638,724}  {$     2,891,653}
                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156

Liabilities:
      Payable to Phoenix Life Insurance Company     $           102     $           231    $            57    $           130
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================
Net Assets:
     Accumulation Units                             $     2,821,998     $     2,372,738    $     1,642,363    $     3,741,504
     Contracts in payout (annuitization period)     $         2,311     $           -      $           -      $        48,522
     Retained in PHLVIC Universal Life Separate
        Account by Phoenix Life Insurance Company   $           -       $     4,253,152    $           -      $           -

            Total Net Assets                        $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================

                                                   =================   =================   ================  =================
            Units Outstanding                             2,806,807           6,134,826          1,800,050          5,216,954
                                                   =================   =================   ================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.01     $          1.08    $          0.83    $          0.65
              Freedom Edge(R)                       $           -       $          1.08    $           -      $          1.30
              Group Strategic Edge(R)               $          0.94     $          1.08    $          0.90    $          0.68
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.10     $          1.08    $          0.95    $          1.08
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.07    $          0.95    $          1.07
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.13     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 2     $          1.12     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 3     $          1.11     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.99     $          1.08    $          0.86    $           -
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.99     $          1.08    $          0.87    $          0.68
              The Big Edge Plus(R)                  $          0.94     $          1.08    $          0.90    $          0.68
              The Phoenix Edge(R)--VA NY Option 1   $          1.02     $          1.08    $          0.88    $          0.87
              The Phoenix Edge(R)--VA NY Option 2   $          0.95     $          1.08    $          0.87    $          0.96





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838
          Shares                                   {      1,683,165}   {        737,426}  {        818,240}  {        108,531}
          Cost                                     {$    19,052,978}   {$     5,802,086}  {$    19,087,168}  {$     1,601,401}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838

Liabilities:
      Payable to Phoenix Life Insurance Company     $           680     $           203    $           891    $            67
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    19,120,078     $     5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    17,859,129     $     5,554,150    $    25,174,131    $     1,874,067
     Contracts in payout (annuitization period)     $     1,260,949     $       153,324    $       133,129    $         6,704
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

            Total Net Assets                        $    19,120,078         $ 5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                            15,805,651           4,605,373         20,608,776          2,134,344
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $          1.09     $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.32     $          1.27    $          1.22    $          0.82
              Freedom Edge(R)                       $           -       $           -      $          1.47    $           -
              Group Strategic Edge(R)               $          1.29     $          1.21    $          1.19    $          0.79
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.00     $           -      $           -      $          1.08
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $          1.16     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.09     $          1.30    $          1.48    $          1.14
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.29    $          1.47    $          1.14
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.11     $          1.34    $          1.49    $          1.15
              Phoenix Spectrum Edge(R) Option 2     $          1.11     $          1.33    $          1.48    $          1.15
              Phoenix Spectrum Edge(R) Option 3     $          1.10     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.16     $          1.31    $          1.43    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.30     $          1.20    $          1.19    $          0.83
              The Big Edge Plus(R)                  $          1.29     $          1.21    $          1.19    $          0.79
              The Phoenix Edge(R)--VA NY Option 1   $          1.18     $          1.34    $          1.41    $          0.96
              The Phoenix Edge(R)--VA NY Option 2   $          1.16     $          1.30    $          1.40    $          1.03





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                        GROWTH -       LAZARD RETIREMENT  DEBENTURE - CLASS     GROWTH AND
                                                     SERVICE CLASS        SMALL CAP              VC          INCOME - CLASS VC
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533
          Shares                                   {        170,499}   {        326,255}  {        517,083}  {        376,205}
          Cost                                     {$     4,859,305}   {$     5,101,134}  {$     6,027,872}  {$     9,874,221}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533

Liabilities:
      Payable to Phoenix Life Insurance Company     $           202     $           185    $           210    $           355
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     5,587,112     $       658,895    $     3,284,908    $     9,810,865
     Contracts in payout (annuitization period)     $       134,619     $         4,602    $         6,094    $        30,313
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $     4,657,542    $     2,650,057    $           -

            Total Net Assets                        $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                             7,833,436           4,868,453          5,816,836          9,386,809
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.67     $          1.09    $          1.02    $          1.05
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.05
              Group Strategic Edge(R)               $          0.66     $          1.09    $          1.02    $          1.05
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.05
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.02    $           -
              Phoenix Investor's Edge(R) Option 1   $          0.97     $          1.09    $          1.02    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          0.96     $          1.09    $          1.02    $          1.04
              Phoenix Investor's Edge(R) Option 3   $           -       $          -       $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $          -       $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.00     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 2     $          0.99     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 3     $          0.98     $           -      $           -      $          1.05
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.88     $           -      $          1.02    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.66     $          1.09    $          1.02    $          1.05
              The Big Edge Plus(R)                  $          0.66     $          1.09    $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 1   $          0.87     $           -      $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 2   $          0.76     $          1.09    $          1.02    $          1.05




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873
          Shares                                   {        297,078}   {        597,457}  {        599,248}  {      1,325,264}
          Cost                                     {$     5,946,028}   {$     8,823,010}  {$     7,648,358}  {$    13,970,929}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873

Liabilities:
      Payable to Phoenix Life Insurance Company     $           220     $           381    $           269    $           479
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,653,447     $    10,687,075    $     7,647,770    $    13,802,056
     Contracts in payout (annuitization period)     $         6,846     $       168,344    $        99,642    $        42,338
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $     1,604,858     $             -    $           -      $           -

           Total Net Assets                         $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,790,131           6,885,828          6,358,331          9,844,893
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.08     $          1.34    $          1.21    $          1.60
              Freedom Edge(R)                       $           -       $          1.35    $           -      $           -
              Group Strategic Edge(R)               $          1.08     $          1.68    $          1.32    $          1.57
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.30    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 2   $          1.08     $          1.29    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.08     $          1.31    $          0.96    $          0.98
              Phoenix Spectrum Edge(R) Option 2     $          1.08     $          1.31    $          0.95    $          0.97
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.08     $          1.35    $          0.75    $          0.74
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.08     $          1.64    $          1.25    $          1.16
              The Big Edge Plus(R)                  $          1.08     $          1.68    $          1.32    $          1.57
              The Phoenix Edge(R)--VA NY Option 1   $          1.09     $          1.31    $          0.83    $          0.63
              The Phoenix Edge(R)--VA NY Option 2   $          1.08     $          1.30    $          0.72    $          0.66




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960
          Shares                                   {      3,618,169}   {      1,112,633}  {        249,652}  {      1,473,033}
          Cost                                     {$    39,255,925}   {$    10,964,559}  {$     2,951,617}  {$    14,909,916}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960

Liabilities:
      Payable to Phoenix Life Insurance Company     $         1,780     $           271    $           135    $           818
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    51,457,860     $     7,604,397    $     1,200,541    $     7,992,712
     Contracts in payout (annuitization period)     $       234,655     $       160,797    $        71,500    $     8,676,430
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $     2,626,044    $           -

           Total Net Assets                         $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             21,107,744          11,564,089          2,227,537         15,857,079
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          2.82     $          0.63    $          1.77    $          1.26
              Freedom Edge(R)                       $           -       $          1.16    $           -      $           -
              Group Strategic Edge(R)               $          2.71     $          0.65    $          1.75    $          1.27
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $          0.94
              Phoenix Investor's Edge(R) Option 1   $          1.58     $          0.94    $          1.73    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          1.57     $          0.94    $          1.72    $          1.05
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.58     $          0.97    $          1.76    $          1.07
              Phoenix Spectrum Edge(R) Option 2     $          1.57     $          0.97    $          1.75    $          1.06
              Phoenix Spectrum Edge(R) Option 3     $           -       $          0.96    $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.39     $          0.81    $          1.74    $          0.98
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.23     $          0.63    $          1.74    $          1.02
              The Big Edge Plus(R)                  $          2.71     $          0.65    $          1.75    $          1.27
              The Phoenix Edge(R)--VA NY Option 1   $          1.17     $          0.76    $           -      $          1.06
              The Phoenix Edge(R)--VA NY Option 2   $          1.24     $          0.86    $          1.75    $          0.87




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486
          Shares                                   {        834,636}   {     12,562,009}  {      1,363,388}  {        406,297}
          Cost                                     {$    12,117,964}   {$   185,784,799}  {$    14,629,832}  {$     3,450,326}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486

Liabilities:
      Payable to Phoenix Life Insurance Company     $           821     $         6,324    $           607    $           111
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    23,492,299     $   184,252,804    $    16,996,765    $     3,132,117
     Contracts in payout (annuitization period)     $       198,030     $     1,265,157    $        70,728    $        24,258
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              6,200,644          30,572,723         14,300,430          4,050,492
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          4.70     $          9.58    $          1.28    $          0.66
              Freedom Edge(R)                       $           -       $           -      $          1.25    $           -
              Group Strategic Edge(R)               $          4.63     $          9.14    $          1.25    $          0.73
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $          1.03    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          2.24     $          1.00    $          1.09    $          1.26
              Phoenix Investor's Edge(R) Option 2   $          2.23     $          0.99    $          1.09    $          1.25
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          2.24     $          1.05    $          1.11    $          1.33
              Phoenix Spectrum Edge(R) Option 2     $          2.22     $          1.04    $          1.10    $          1.32
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $          1.10    $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          2.34     $           -      $          1.03    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          2.71     $          0.74    $          1.17    $          0.65
              The Big Edge Plus(R)                  $          4.63     $          9.14    $          1.25    $          0.73
              The Phoenix Edge(R)--VA NY Option 1   $          2.55     $          0.63    $          0.97    $          0.83
              The Phoenix Edge(R)--VA NY Option 2   $          2.47     $          0.69    $          0.98    $          0.81




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN      MULTI-SECTOR
                                                      ALLOCATION         VALUE EQUITY       MONEY MARKET        FIXED INCOME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:

      Investments at fair value                     $   183,945,136     $    14,270,290    $    27,443,468    $    46,693,221
          Shares                                   {     13,352,290}   {      1,038,952}  {      2,744,347}  {      5,109,700}
          Cost                                     {$   170,118,404}   {$    12,677,048}  {$    27,443,468}  {$    48,976,425}
      Dividends receivable                          $           -       $           -      $         2,768    $           -

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $   183,945,136     $    14,270,290    $    27,446,236    $    46,693,221

Liabilities:
      Payable to Phoenix Life Insurance Company     $         6,151     $           486    $         1,079    $         1,596
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $   182,542,185     $    13,881,357    $    26,928,121    $    45,875,190
     Contracts in payout (annuitization period)     $     1,396,800     $       388,447    $       517,036    $       816,435
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             33,852,044          10,385,194         16,027,280         12,812,298
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $            -     $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          6.70     $          1.50    $          2.62    $          5.97
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          6.39     $          1.56    $          2.50    $          5.70
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.01    $          1.01
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.01    $          1.33
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $          0.97    $           -
              Phoenix Investor's Edge(R) Option 1   $          1.11     $          1.12    $          0.99    $          1.27
              Phoenix Investor's Edge(R) Option 2   $          1.11     $          1.11    $          0.98    $          1.27
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.14     $          1.13    $          1.01    $          1.30
              Phoenix Spectrum Edge(R) Option 2     $          1.13     $          1.12    $          1.00    $          1.29
              Phoenix Spectrum Edge(R) Option 3     $          1.13     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.10     $          0.93    $          1.01    $          1.32
              Templeton Investment Plus             $           -       $           -      $          1.58    $           -
              The Big Edge Choice(R)--NY            $          1.35     $          1.53    $          1.13    $          1.38
              The Big Edge Plus(R)                  $          6.39     $          1.56    $          2.50    $          5.70
              The Phoenix Edge(R)--VA NY Option 1   $          1.19     $          0.93    $          1.04    $          1.35
              The Phoenix Edge(R)--VA NY Option 2   $          1.15     $          0.92    $          1.02    $          1.31




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512
          Shares                                   {        343,730}   {        207,010}  {        172,082}  {        488,884}
          Cost                                     {$     3,442,858}   {$     2,233,708}  {$     2,145,194}  {$     6,335,357}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512

Liabilities:
      Payable to Phoenix Life Insurance Company     $           129     $            84    $            91    $           268
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     3,411,360     $     1,790,294    $     1,825,023    $     7,348,795
     Contracts in payout (annuitization period)     $           -       $           -      $         4,381    $         4,449
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $       574,636    $       798,261    $           -

           Total Net Assets                         $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              3,250,060           2,060,847          1,646,564          4,914,535
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.05     $          1.16    $          1.61    $          1.51
              Freedom Edge(R)                       $           -       $          1.09    $           -      $           -
              Group Strategic Edge(R)               $          1.05     $          1.15    $          1.60    $          1.50
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.09
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.05     $          1.13    $          1.57    $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.05     $          1.13    $          1.57    $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.07     $          1.16    $          1.60    $          1.51
              Phoenix Spectrum Edge(R) Option 2     $          1.06     $          1.15    $          1.60    $          1.50
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.49
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.14    $           -      $          1.49
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.04     $          1.14    $          1.59    $          1.49
              The Big Edge Plus(R)                  $          1.05     $          1.15    $          1.60    $          1.50
              The Phoenix Edge(R)--VA NY Option 1   $          1.07     $          1.16    $          1.62    $          1.52
              The Phoenix Edge(R)--VA NY Option 2   $          1.06     $          1.15    $          1.60    $          1.50




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                        PHOENIX-NORTHERN   PHOENIX-SANDFORD   PHOENIX-SANDFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100      BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30              INDEX(R)            VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284
          Shares                                   {        542,032}   {        922,216}  {      1,519,157}  {        674,680}
          Cost                                     {$     5,173,200}   {$     6,627,072}  {$    16,073,848}  {$     8,312,094}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284

Liabilities:
      Payable to Phoenix Life Insurance Company     $           176     $           138    $           736    $           398
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,928,263     $     4,011,835    $    20,906,789    $    11,340,037
     Contracts in payout (annuitization period)     $        81,880     $         6,630    $       383,668    $       142,849
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,099,570           8,333,565         12,353,320          6,028,294
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.03     $          0.42    $          1.73    $          1.81
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.57
              Group Strategic Edge(R)               $          0.96     $          0.41    $          1.73    $          2.00
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.06    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.00    $          1.54    $          1.61
              Phoenix Investor's Edge(R) Option 2   $          1.07     $          0.99    $          1.53    $          1.60
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.05     $          1.09    $          1.51    $          1.58
              Phoenix Spectrum Edge(R) Option 2     $          1.05     $          1.08    $          1.50    $          1.57
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.01     $           -      $          1.95    $          1.73
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.06     $          0.37    $          1.73    $          1.75
              The Big Edge Plus(R)                  $          0.96     $          0.41    $          1.73    $          2.00
              The Phoenix Edge(R)--VA NY Option 1   $          1.01     $          1.03    $          2.02    $          1.91
              The Phoenix Edge(R)--VA NY Option 2   $          1.00     $          0.88    $          1.87    $          1.93




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           RYDEX VARIABLE      SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA         ROTATION         INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     1,712,537     $        76,137    $     1,131,538    $     8,488,861
          Shares                                   {         82,334}   {          8,895}  {         89,168}  {        647,510}
          Cost                                     {$     2,020,895}   {$        67,413}  {$        944,08}  {$     6,861,561}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     1,712,537     $        76,137    $     1,131,538    $     8,488,861

Liabilities:
      Payable to Phoenix Life Insurance Company     $            80     $             3    $            39    $           303
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     1,712,457     $        76,134    $     1,129,314    $     8,471,051
     Contracts in payout (annuitization period)     $           -       $           -      $         2,185    $        17,507
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              1,995,823              54,519            799,924          7,370,704
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $           -      $          1.42    $          1.18
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $           -       $           -      $          1.42    $          1.17
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.04
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.86     $          1.40    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 2   $          0.86     $          1.39    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.87     $          1.42    $          1.42    $          1.12
              Phoenix Spectrum Edge(R) Option 2     $          0.87     $           -      $          1.42    $          1.11
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $           -      $           -      $          1.16
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $           -      $          1.41    $          1.16
              The Big Edge Plus(R)                  $           -       $           -      $          1.42    $          1.17
              The Phoenix Edge(R)--VA NY Option 1   $           -       $           -      $          1.43    $          1.18
              The Phoenix Edge(R)--VA NY Option 2   $          0.87     $           -      $          1.42    $          1.17





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                           TEMPLETON          TEMPLETON
                                                                       DEVELOPING MARKETS DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                      CLASS I               CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,615,873     $       986,605    $     1,955,339    $    24,800,690
          Shares                                   {        730,691}   {         89,773}  {        179,389}  {      1,565,700}
          Cost                                     {$     8,977,741}   {$       590,144}  {$     1,683,127}  {$    15,947,787}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,615,873     $       986,605    $     1,955,339    $    24,800,690

Liabilities:
      Payable to Phoenix Life Insurance Company     $            91     $            37    $            64    $           940
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     2,607,615     $       986,568    $     1,946,037    $    24,786,500
     Contracts in payout (annuitization period)     $         8,167     $           -      $         9,238    $        13,250
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              8,523,514             835,938          1,627,321          8,549,238
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.28     $           -      $          1.14    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          0.29     $           -      $          1.11    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.83     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          0.82     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.62     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          1.18    $           -      $          2.90
              The Big Edge Choice(R)--NY            $          0.27     $           -      $          2.49    $           -
              The Big Edge Plus(R)                  $          0.29     $           -      $          1.11    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          0.34     $           -      $          2.28    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          0.48     $           -      $          2.18    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                   TEMPLETON FOREIGN   TEMPLETON GLOBAL   TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -     ASSET ALLOCATION   ASSET ALLOCATION   INCOME SECURITIES -
                                                        CLASS 2             CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072
          Shares                                   {        499,685}   {      1,906,651}  {        112,766}  {        343,041}
          Cost                                     {$     8,980,404}   {$    21,089,598}  {$     2,468,563}  {$     3,735,338}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072

Liabilities:
      Payable to Phoenix Life Insurance Company     $           276     $         1,522    $            81    $           187
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     7,767,953     $    39,778,423    $     2,316,966    $     4,842,922
     Contracts in payout (annuitization period)     $        36,848     $       374,129    $        37,502    $        82,963
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,476,897           9,443,696          1,388,354          1,793,669
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.39     $           -      $          1.69    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          1.51     $           -      $          1.72    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.38     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          1.37     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.39     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          1.38     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.21     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          4.25    $           -      $          2.75
              The Big Edge Choice(R)--NY            $          1.21     $           -      $          1.52    $           -
              The Big Edge Plus(R)                  $          1.51     $           -      $          1.72    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          1.27     $           -      $          1.32    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          1.14     $           -      $          1.38    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER             WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL      INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL  CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080
          Shares                                   {      6,370,407}   {        799,432}  {        299,549}  {      1,997,293}
          Cost                                     {$    82,414,483}   {$     9,754,957}  {$     4,895,490}  {$    30,595,285}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080

Liabilities:
      Payable to Phoenix Life Insurance Company     $         3,374     $           385    $           204    $         2,102
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    88,281,854     $    10,916,853    $     5,813,784    $    61,040,606
     Contracts in payout (annuitization period)     $       773,057     $       122,915    $        66,158    $       134,372
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             18,989,281           6,451,757          2,933,370         14,620,406
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $          1.84    $          1.20    $          4.43
              Freedom Edge(R)                       $           -       $          1.41    $           -      $           -
              Group Strategic Edge(R)               $           -       $          1.80    $          2.11    $          4.66
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.17
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $           -       $          1.31    $          1.69    $          1.93
              Phoenix Investor's Edge(R) Option 2   $           -       $          1.30    $          1.68    $          1.92
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $           -       $          1.31    $          1.76    $          2.00
              Phoenix Spectrum Edge(R) Option 2     $           -       $          1.30    $          1.75    $          1.99
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.98
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.27    $          1.41    $          1.63
              Templeton Investment Plus             $          4.69     $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $          1.51    $          2.12    $          2.53
              The Big Edge Plus(R)                  $           -       $          1.80    $          2.11    $          4.66
              The Phoenix Edge(R)--VA NY Option 1   $           -       $          1.33    $          1.50    $          1.49
              The Phoenix Edge(R)--VA NY Option 2   $           -       $          1.27    $          1.49    $          1.52




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                          WANGER U.S.
                                                        WANGER             SMALLER
                                                        SELECT            COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Assets:
      Investments at fair value                     $     7,538,549     $    88,823,481
          Shares                                   {        332,681}   {      2,545,085}
          Cost                                     {$     4,418,651}   {$    33,342,460}

                                                   -----------------   -----------------
      Total Assets                                  $     7,538,549     $    88,823,481

Liabilities:
      Payable to Phoenix Life Insurance Company     $           260     $         3,071
                                                   -----------------   -----------------
                                                    $     7,538,289     $    88,820,410
                                                   =================   =================
Net Assets:
     Accumulation Units                             $     7,489,509     $    88,584,414
     Contracts in payout (annuitization period)     $        48,780     $       235,996
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -

           Total Net Assets                         $     7,538,289     $    88,820,410
                                                   =================   =================

                                                   =================   =================
           Units Outstanding                              3,367,906          24,888,310
                                                   =================   =================

           Unit Value
              Asset Manager Option 1                $           -       $           -
              Asset Manager Option 2                $           -       $           -
              Big Edge                              $          1.94     $          4.34
              Freedom Edge(R)                       $           -       $          1.46
              Group Strategic Edge(R)               $          2.34     $          4.22
              Phoenix Dimensions(SM) Option 1       $           -       $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -
              Phoenix Income Choice(R)              $           -       $           -
              Phoenix Investor's Edge(R) Option 1   $          1.51     $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.50     $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.57     $          1.53
              Phoenix Spectrum Edge(R) Option 2     $          1.56     $          1.52
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -
              Retirement Planner's Edge             $          1.62     $          1.50
              Templeton Investment Plus             $           -       $           -
              The Big Edge Choice(R)--NY            $          2.42     $          1.70
              The Big Edge Plus(R)                  $          2.34     $          4.22
              The Phoenix Edge(R)--VA NY Option 1   $          1.78     $          1.64
              The Phoenix Edge(R)--VA NY Option 2   $          1.72     $          1.64



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $         1,754     $        33,513    $        14,011    $           -
Expenses:
      Mortality and expense fees                             32,414              81,029             21,694             46,159
      Indexing (gain) loss                                       18                 181                 28                320
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,678)            (47,697)            (7,711)           (46,479)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            22,159              (2,221)           (26,852)           234,742
      Realized gain distributions                               -               204,857                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   22,159             202,636            (26,852)           234,742
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       219,949             (13,087)           109,475            233,416
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       211,430     $       141,852    $        74,912    $       421,679
                                                   =================   =================  =================  =================


                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       810,717     $       386,758    $        38,904    $         9,225
Expenses:
      Mortality and expense fees                            269,159              67,661            299,384             16,460
      Indexing (gain) loss                                      277                 147                513                 10
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                541,281             318,950           (260,993)            (7,245)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            16,715              52,330            827,277             23,924
      Realized gain distributions                               -                   -                3,537                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   16,715              52,330            830,814             23,924
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      (421,300)           (289,916)         2,890,548             97,248
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       136,696     $        81,364    $     3,460,369    $       113,927
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                         GROWTH -      LAZARD RETIREMENT  DEBENTURE - CLASS      GROWTH AND
                                                      SERVICE CLASS        SMALL CAP              VC         INCOME - CLASS VC
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $        26,321     $           -      $       285,706    $        94,044
Expenses:
      Mortality and expense fees                             79,597              45,089             46,363             73,437
      Indexing (gain) loss                                       18                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (53,294)            (45,089)           239,343             20,607
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           187,184               4,966              3,397                 10
      Realized gain distributions                               -               384,981             62,523            574,595
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  187,184             389,947             65,920            574,605
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        87,803              90,946           (100,883)           (32,688)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       221,693     $       435,804    $       204,380    $       562,524
                                                   =================   =================  =================  =================


                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        27,276     $        85,755    $           -      $           -
Expenses:
      Mortality and expense fees                             50,971             124,815            110,087            200,981
      Indexing (gain) loss                                      -                   202               (131)              (576)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (23,695)            (39,262)          (109,956)          (200,405)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             9,225              60,377           (628,683)        (1,286,488)
      Realized gain distributions                           372,701              32,123                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  381,926              92,500           (628,683)        (1,286,488)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       215,729             844,953            922,249          1,210,672
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       573,960     $       898,191    $       183,610    $      (276,221)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     2,100,888     $           -      $           -      $       226,854
Expenses:
      Mortality and expense fees                            728,323             178,436             44,393            338,400
      Indexing (gain) loss                                    1,485                  58                 (3)               502
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              1,371,080            (178,494)           (44,390)          (112,048)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,964,661          (5,431,297)            59,410            352,455
      Realized gain distributions                                 -                 -              320,569                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,964,661          (5,431,297)           379,979            352,455
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,440,198           6,145,142           (196,521)            79,924
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     7,775,939     $       535,351    $       139,068    $       320,331
                                                   =================   =================  =================  =================


                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $       386,121     $       120,651    $       219,306    $           -
Expenses:
      Mortality and expense fees                            281,329           2,561,594            304,511             43,883
      Indexing (gain) loss                                     (282)             (2,595)               491                (55)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                105,074          (2,438,348)           (85,696)           (43,828)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         1,244,734          (6,254,143)         1,031,063           (379,505)
      Realized gain distributions                         1,159,760                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,404,494          (6,254,143)         1,031,063           (379,505)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       335,843          11,638,438           (368,994)           643,675
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     2,845,411     $     2,945,947    $       576,373    $       220,342
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                   PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN     MULTI-SECTOR
                                                      ALLOCATION          VALUE EQUITY       MONEY MARKET      FIXED INCOME
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     4,588,288     $       177,038    $       626,557    $     2,400,891
Expenses:
      Mortality and expense fees                          2,448,928             196,923            312,410            635,993
      Indexing (gain) loss                                    1,488                 226                314                943
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              2,137,872             (20,111)           313,833          1,763,955
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,252,008             410,048                -             (452,155)
      Realized gain distributions                         5,097,893                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                7,349,901             410,048                -             (452,155)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                    (8,856,518)            167,582                -           (1,115,930)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       631,255     $       557,519    $       313,833    $       195,870
                                                   =================   =================  =================  =================


                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       111,408     $        34,742    $        36,554    $        73,321
Expenses:
      Mortality and expense fees                             39,692              36,061             31,798             63,810
      Indexing (gain) loss                                       74                  37                  7                 89
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 71,642              (1,356)             4,749              9,422
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (2,795)             55,970             27,191             12,930
      Realized gain distributions                               -                16,771             92,445             33,775
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   (2,795)             72,741            119,636             46,705
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (66,946)           (119,150)             5,509            392,732
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $         1,901     $       (47,765)   $       129,894    $       448,859
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                        PHOENIX-NORTHERN   PHOENIX-SANFORD    PHOENIX-SANFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100     BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30             INDEX(R)             VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        96,371     $             -    $        23,743    $           -
Expenses:
      Mortality and expense fees                             75,526              51,335            273,557            138,128
      Indexing (gain) loss                                      204                (146)               401                130
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 20,641             (51,189)          (250,215)          (138,258)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (146,449)           (450,298)           557,840            192,399
      Realized gain distributions                               -                   -            1,537,625            627,253
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (146,449)           (450,298)         2,095,465            819,652
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        62,360             443,915           (500,834)           (47,422)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (63,448)    $       (57,572)   $     1,344,416    $       633,972
                                                   =================   =================  =================  =================


                                                                                           RYDEX VARIABLE       SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA          ROTATION        INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $           230    $           -      $       131,557
Expenses:
      Mortality and expense fees                             30,392               1,189              8,949            112,671
      Indexing (gain) loss                                       10                   2                 10                116
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,402)               (961)            (8,959)            18,770
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (14,391)                 77              6,233            356,492
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  (14,391)                 77              6,233            356,492
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (80,833)              2,784             94,995           (118,692)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $      (125,626)    $         1,900    $        92,269    $       256,570
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                           TEMPLETON          TEMPLETON
                                                                      DEVELOPING MARKETS  DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                       CLASS I              CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $        13,600    $        23,142    $       325,805
Expenses:
      Mortality and expense fees                             36,146              12,994             21,560            344,329
      Indexing (gain) loss                                     (115)                 69                124                742
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (36,031)                537              1,458            (19,266)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares        (3,227,368)             45,864            (21,516)         1,041,787
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                               (3,227,368)             45,864            (21,516)         1,041,787
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,165,451             174,262            437,711          1,066,539
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (97,948)    $       220,663    $       417,653    $     2,089,060
                                                   =================   =================  =================  =================


                                                   TEMPLETON FOREIGN    TEMPLETON GLOBAL  TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -      ASSET ALLOCATION  ASSET ALLOCATION   INCOME SECURITIES
                                                        CLASS 2            - CLASS 1          - CLASS 2         - CLASS 1
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        88,937     $     1,617,267    $        93,408    $       318,797
Expenses:
      Mortality and expense fees                             97,175             568,699             31,861             70,334
      Indexing (gain) loss                                      208                 809                 43                  1
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 (8,446)          1,047,759             61,504            248,462
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (120,058)          1,481,039            (36,254)            39,077
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (120,058)          1,481,039            (36,254)            39,077
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       772,499          (1,594,205)            20,287           (511,090)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       643,995     $       934,593    $        45,537    $      (223,551)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER            WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL     INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     1,112,480     $       123,079    $       106,846    $       652,404
Expenses:
      Mortality and expense fees                          1,248,864             139,090             68,255            750,731
      Indexing (gain) loss                                    2,833                 308                192              3,543
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                               (139,217)            (16,319)            38,399           (101,870)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           275,875              78,779             16,567          5,564,901
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  275,875              78,779             16,567          5,564,901
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     6,323,686             735,585            707,760          5,412,315
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     6,460,344     $       798,045    $       762,726    $    10,875,346
                                                   =================   =================  =================  =================


                                                        WANGER            WANGER U.S.
                                                        SELECT         SMALLER COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Income:

      Dividends                                     $           -       $           -
Expenses:
      Mortality and expense fees                             87,066           1,163,178
      Indexing (gain) loss                                     (136)              1,141
                                                   -----------------   -----------------
Net investment income (loss)                                (86,930)         (1,164,319)
                                                   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            64,643          14,555,834
      Realized gain distributions                           494,022                 -
                                                   -----------------   -----------------
      Realized gain (loss)                                  558,665          14,555,834
                                                   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       138,455          (5,128,263)
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                    $       610,190     $     8,263,252
                                                   =================   =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                      AIM V.I. CAPITAL APPRECIATION -        AIM V.I MID CAP CORE EQUITY -
                                                                   CLASS I                               CLASS I
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,678)    $       (24,128)   $       (47,697)   $         2,927
          Realized gains (losses)                            22,159              (1,617)           202,636            260,853
          Unrealized appreciation (depreciation)
               during the year                              219,949             128,644            (13,087)          (600,516)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       211,430             102,899            141,852           (336,736)
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              441,657             253,296             31,203            299,840
          Transfers between subaccounts
               (including fixed account), net               368,774             624,708            381,514          3,716,718
          Transfers for contract
               benefits and terminations                   (375,096)           (364,678)          (264,552)        (1,594,726)
          Contract maintenance charges                       (3,299)             (2,849)            (2,143)              (231)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            432,036             510,477            146,022          2,421,601

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -              251,142          4,002,009
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           643,466             613,376            539,016          6,086,874

Net assets at beginning of period                         2,180,843           1,567,467          6,086,874                -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,824,309     $     2,180,843    $     6,625,890    $     6,086,874
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         AIM V.I. PREMIER EQUITY -           ALGER AMERICAN LEVERAGE ALLCAP -
                                                                   CLASS I                               CLASS O
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (7,711)    $       (14,640)   $       (46,479)   $       (39,984)
          Realized gains (losses)                           (26,852)            (43,183)           234,742            (34,876)
          Unrealized appreciation (depreciation)
               during the year                              109,475             129,978            233,416            374,054
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        74,912              72,155            421,679            299,194
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              249,885             105,278            232,789            248,659
          Transfers between subaccounts
               (including fixed account), net              (229,014)           (163,405)          (366,332)          (539,228)
          Transfers for contract
               benefits and terminations                   (202,978)           (289,260)          (701,537)          (658,822)
          Contract maintenance charges                       (2,029)             (2,405)            (9,249)            (6,662)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (184,136)           (349,792)          (844,329)          (956,053)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (109,224)           (277,637)          (422,650)          (656,859)

Net assets at beginning of period                         1,751,587           2,029,224          4,212,676          4,869,535
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,642,363     $     1,751,587    $     3,790,026    $     4,212,676
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FEDERATED FUND FOR U.S. GOVERNMENT   FEDERATED HIGH INCOME BOND FUND II -
                                                                SECURITIES II                        PRIMARY SHARES
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       541,281     $       704,275    $       318,950    $       510,555
          Realized gains (losses)                            16,715             198,263             52,330            (10,629)
          Unrealized appreciation (depreciation)
               during the year                             (421,300)           (392,665)          (289,916)          (105,179)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       136,696             509,873             81,364            394,747
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,111,841           1,443,881            269,690            367,705
          Transfers between subaccounts
               (including fixed account), net             1,163,798             470,220          1,367,965         (3,108,740)
          Transfers for contract
               benefits and terminations                 (5,279,022)         (4,200,215)        (1,051,785)          (917,206)
          Contract maintenance charges                      (49,722)            (34,029)            (7,404)            (6,257)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,053,105)         (2,320,143)           578,466         (3,664,498)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,916,409)         (1,810,270)           659,830         (3,269,751)

Net assets at beginning of period                        21,036,487          22,846,757          5,047,644          8,317,395
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    19,120,078     $    21,036,487    $     5,707,474    $     5,047,644
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP CONTRAFUND(R) - SERVICE   FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                   CLASS                              SERVICE CLASS
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (260,993)    $      (152,374)   $        (7,245)   $       (10,133)
          Realized gains (losses)                           830,814             380,170             23,924             59,332
          Unrealized appreciation (depreciation)
               during the year                            2,890,548           1,697,046             97,248             10,506
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     3,460,369           1,924,842            113,927             59,705
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              974,501           1,054,970            278,507            100,655
          Transfers between subaccounts
               (including fixed account), net             6,818,965           6,430,097            493,302           (347,012)
          Transfers for contract
               benefits and terminations                 (4,010,892)         (2,092,153)          (174,404)          (136,161)
          Contract maintenance charges                      (34,709)            (16,361)            (4,159)            (2,404)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,747,865           5,376,553            593,246           (384,922)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         7,208,234           7,301,395            707,173           (325,217)

Net assets at beginning of period                        18,099,026          10,797,631          1,173,598          1,498,815
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    25,307,260     $    18,099,026    $     1,880,771    $     1,173,598
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP GROWTH - SERVICE CLASS        LAZARD RETIREMENT SMALL CAP
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (53,294)    $       (78,926)   $       (45,089)   $           -
          Realized gains (losses)                           187,184            (149,345)           389,947                -
          Unrealized appreciation (depreciation)
               during the year                               87,803             317,348             90,946                -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       221,693              89,077            435,804                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              371,559             646,092             14,474                -
          Transfers between subaccounts
               (including fixed account), net              (989,855)          1,157,206            296,482                -
          Transfers for contract
               benefits and terminations                 (1,024,727)         (1,360,734)           (82,219)               -
          Contract maintenance charges                      (14,152)             (9,611)            (1,044)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,657,175)            432,953            227,693                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -            4,657,542                -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,435,482)            522,030          5,321,039                -

Net assets at beginning of period                         7,157,213           6,635,183                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,721,731     $     7,157,213    $     5,321,039    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                             LORD ABBETT GROWTH AND INCOME -
                                                   LORD ABBETT BOND-DEBENTURE - CLASS VC                CLASS VC
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       239,343     $           -      $        20,607    $           -
          Realized gains (losses)                            65,920                 -              574,605                -
          Unrealized appreciation (depreciation)
               during the year                             (100,883)                -              (32,688)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       204,380                 -              562,524                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               89,100                 -              502,002                -
          Transfers between subaccounts
               (including fixed account), net             3,236,082                 -            9,458,605                -
          Transfers for contract
               benefits and terminations                   (236,187)                -             (677,204)               -
          Contract maintenance charges                       (2,373)                -               (4,749)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,086,622                 -            9,278,654                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         2,650,057                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         5,941,059                 -            9,841,178                -

Net assets at beginning of period                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,941,059     $           -      $     9,841,178    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                   LORD ABBETT MID-CAP VALUE - CLASS VC    MUTUAL SHARES SECURITIES - CLASS 2
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (23,695)    $           -      $       (39,262)   $      (41,039)
          Realized gains (losses)                           381,926                 -               92,500            50,786
          Unrealized appreciation (depreciation)
               during the year                              215,729                 -              844,953           814,481
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       573,960                 -              898,191            824,228
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               98,931                 -              299,006            427,904
          Transfers between subaccounts
               (including fixed account), net             4,502,442                 -            2,839,674          1,271,837
          Transfers for contract
               benefits and terminations                   (512,152)                -           (1,659,274)        (1,307,290)
          Contract maintenance charges                       (2,888)                -              (13,790)            (7,057)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          4,086,333                 -            1,465,616            385,394

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         1,604,858                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         6,265,151                 -            2,363,807          1,209,622

Net assets at beginning of period                               -                   -            8,491,612          7,281,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     6,265,151     $           -      $    10,855,419    $     8,491,612
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                           PHOENIX MID-CAP GROWTH               PHOENIX STRATEGIC THEME
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (109,956)    $      (142,994)   $      (200,405)   $      (282,613)
          Realized gains (losses)                          (628,683)         (2,368,853)        (1,286,488)        (2,101,927)
          Unrealized appreciation (depreciation)
               during the year                              922,249           2,945,725          1,210,672          2,959,213
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       183,610             433,878           (276,221)           574,673
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              287,252             393,016            442,577            734,217
          Transfers between subaccounts
               (including fixed account), net            (1,791,993)         (1,071,934)        (2,936,679)        (2,939,659)
          Transfers for contract
               benefits and terminations                 (1,519,150)         (1,808,475)        (3,517,483)        (4,223,460)
          Contract maintenance charges                      (19,486)            (20,158)           (32,975)           (35,468)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (3,043,377)         (2,507,551)        (6,044,560)        (6,464,370)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,859,767)         (2,073,673)        (6,320,781)        (5,889,697)

Net assets at beginning of period                        10,607,179          12,680,852         20,165,175         26,054,872
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,747,412     $    10,607,179    $    13,844,394    $    20,165,175
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     1,371,080     $       820,627    $      (178,494)   $      (207,551)
          Realized gains (losses)                         2,964,661            (700,130)        (5,431,297)           434,496
          Unrealized appreciation (depreciation)
               during the year                            3,440,198           8,793,395          6,145,142              9,102
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     7,775,939           8,913,892            535,351            236,047
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              735,858             836,899            365,785            567,019
          Transfers between subaccounts
               (including fixed account), net            (1,191,521)           (781,341)        (1,617,133)        (1,279,804)
          Transfers for contract
               benefits and terminations                 (9,327,131)         (9,213,390)        (1,979,304)        (2,310,660)
          Contract maintenance charges                      (60,926)            (63,919)           (27,036)           (31,325)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (9,843,720)         (9,221,751)        (3,257,688)        (3,054,770)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (8,780,742)          8,780,742         (6,175,915)           174,392
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,848,523)          8,472,883         (8,898,252)        (2,644,331)

Net assets at beginning of period                        62,541,038          54,068,155         16,663,446         19,307,777
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    51,692,515     $    62,541,038    $     7,765,194    $    16,663,446
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-ALGER SMALL-CAP GROWTH      PHOENIX-ALLIANCE/BERNSTEIN ENHANCED
                                                                 SUBACCOUNT                         INDEX SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (44,390)    $       (49,560)   $      (112,048)   $       (65,576)
          Realized gains (losses)                           379,979             (42,451)           352,455            115,353
          Unrealized appreciation (depreciation)
               during the year                             (196,521)              1,692             79,924          1,500,129
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       139,068             (90,319)           320,331          1,549,906
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              129,051             176,981            366,186            331,550
          Transfers between subaccounts
               (including fixed account), net               (59,932)         (2,153,862)        (1,712,424)         2,366,355
          Transfers for contract
               benefits and terminations                   (226,028)           (321,439)        (3,207,652)        (5,131,267)
          Contract maintenance charges                       (1,081)             (1,685)           (16,308)           (45,754)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (157,990)         (2,300,005)        (4,570,198)        (2,479,116)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net           326,592           2,299,452                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           307,670             (90,872)        (4,249,867)          (929,210)

Net assets at beginning of period                         3,590,415           3,681,287         20,919,009         21,848,219
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,898,085     $     3,590,415    $    16,669,142    $    20,919,009
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-DUFF & PHELPS REAL ESTATE      PHOENIX-ENGEMANN CAPITAL GROWTH
                                                           SECURITIES SUBACCOUNT                      SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       105,074     $       224,930    $    (2,438,348)   $    (1,172,790)
          Realized gains (losses)                         2,404,494           2,781,758         (6,254,143)        (9,265,767)
          Unrealized appreciation (depreciation)
               during the year                              335,843           2,453,531         11,638,438         18,633,042
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     2,845,411           5,460,219          2,945,947          8,194,485
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              812,154             774,523          3,076,057          4,517,862
          Transfers between subaccounts
               (including fixed account), net             1,291,029           1,988,825        (21,665,365)       (14,685,949)
          Transfers for contract
               benefits and terminations                 (3,718,222)         (3,992,726)       (36,945,029)       (41,998,324)
          Contract maintenance charges                      (26,838)            (29,756)          (326,047)          (414,283)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,641,877)         (1,259,134)       (55,860,384)       (52,580,694)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -            (2,947,821)         2,947,821
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,203,534           4,201,085        (55,862,258)       (41,438,388)

Net assets at beginning of period                        22,486,795          18,285,710        241,380,219        282,818,607
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    23,690,329     $    22,486,795    $   185,517,961    $   241,380,219
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    PHOENIX-ENGEMANN GROWTH AND INCOME     PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                  SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (85,696)    $         4,970    $       (43,828)   $       (60,517)
          Realized gains (losses)                         1,031,063             206,489           (379,505)          (723,642)
          Unrealized appreciation (depreciation)
               during the year                             (368,994)          1,597,231            643,675            978,750
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       576,373           1,808,690            220,342            194,591
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            1,012,354             997,721            121,055            179,348
          Transfers between subaccounts
               (including fixed account), net            (1,667,806)          2,627,850           (568,414)          (541,868)
          Transfers for contract
               benefits and terminations                 (4,260,915)         (4,388,818)          (586,813)          (789,428)
          Contract maintenance charges                      (25,711)            (22,379)            (3,979)            (4,176)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (4,942,078)           (785,626)        (1,038,151)        (1,156,124)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (5,825,071)          5,825,071                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,190,776)          6,848,135           (817,809)          (961,533)

Net assets at beginning of period                        27,258,269          20,410,134          3,974,184          4,935,717
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    17,067,493     $    27,258,269    $     3,156,375    $     3,974,184
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   PHOENIX-ENGEMANN STRATEGIC ALLOCATION     PHOENIX-ENGEMANN VALUE EQUITY
                                                                SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     2,137,872     $     3,124,631    $       (20,111)   $       (57,646)
          Realized gains (losses)                         7,349,901           8,459,706            410,048           (558,158)
          Unrealized appreciation (depreciation)
               during the year                           (8,856,518)          1,924,706            167,582          2,565,801
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       631,255          13,509,043            557,519          1,949,997
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,548,588           2,739,950            737,764            637,751
          Transfers between subaccounts
               (including fixed account), net            (7,892,090)         (4,368,063)        (1,865,602)         2,695,849
          Transfers for contract
               benefits and terminations                (34,646,957)        (41,054,988)        (3,514,803)        (3,078,933)
          Contract maintenance charges                     (177,632)           (221,397)           (23,734)           (20,182)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (40,168,091)        (42,904,498)        (4,666,375)           234,485

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (39,536,836)        (29,395,455)        (4,108,856)         2,184,482

Net assets at beginning of period                       223,475,821         252,871,276         18,378,660         16,194,178
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $   183,938,985     $   223,475,821    $    14,269,804    $    18,378,660
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MONEY MARKET           PHOENIX-GOODWIN MULTI-SECTOR
                                                                SUBACCOUNT                        FIXED INCOME SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       313,833     $      (158,269)   $     1,763,955    $     2,928,444
          Realized gains (losses)                              -                      3           (452,155)          (661,453)
          Unrealized appreciation (depreciation)
               during the year                                 -                     (3)        (1,115,930)           866,587
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets                                              -
      from operations                                       313,833            (158,269)           195,870          3,133,578
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            3,150,145           3,045,796          1,140,984          1,398,603
          Transfers between subaccounts
               (including fixed account), net             6,206,675            (678,650)        (1,407,061)         3,848,721
          Transfers for contract
               benefits and terminations                 (8,379,969)        (13,210,173)       (11,375,881)       (11,816,307)
          Contract maintenance charges                      (66,169)            (88,631)           (54,723)           (57,871)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            910,682         (10,931,658)       (11,696,681)        (6,626,854)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,224,515         (11,089,927)       (11,500,811)        (3,493,276)

Net assets at beginning of period                        26,220,642          37,310,569         58,192,436         61,685,712
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    27,445,157     $    26,220,642    $    46,691,625    $    58,192,436
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MULTI-SECTOR          PHOENIX-KAYNE RISING DIVIDENDS
                                                        SHORT TERM BOND SUBACCOUNT                     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        71,642     $        55,659    $        (1,356)   $         6,034
          Realized gains (losses)                            (2,795)             14,226             72,741               (969)
          Unrealized appreciation (depreciation)
               during the year                              (66,946)             12,994           (119,150)            61,542
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                         1,901              82,879            (47,765)            66,607
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              126,259             315,128             92,750            313,543
          Transfers between subaccounts
               (including fixed account), net             1,607,879             799,015           (214,298)           974,276
          Transfers for contract
               benefits and terminations                   (410,511)         (1,090,337)          (312,714)          (211,527)
          Contract maintenance charges                         (977)             (1,306)            (2,035)              (988)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          1,322,650              22,500           (436,297)         1,075,304

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -               (12,625)            22,268
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,324,551             105,379           (496,687)         1,164,179

Net assets at beginning of period                         2,086,809           1,981,430          2,861,617          1,697,438
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,411,360     $     2,086,809    $     2,364,930    $     2,861,617
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      PHOENIX-KAYNE SMALL-CAP QUALITY         PHOENIX-LAZARD INTERNATIONAL
                                                             VALUE SUBACCOUNT                   EQUITY SELECT SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         4,749     $        (2,047)   $         9,422    $            92
          Realized gains (losses)                           119,636              21,606             46,705            176,461
          Unrealized appreciation (depreciation)
               during the year                                5,509             185,274            392,732            173,164
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       129,894             204,833            448,859            349,717
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               97,058              70,964          1,038,824            601,318
          Transfers between subaccounts
               (including fixed account), net               328,549             791,692          3,231,272          1,254,854
          Transfers for contract
               benefits and terminations                   (267,049)            (78,282)          (558,483)          (262,650)
          Contract maintenance charges                       (1,906)               (625)            (4,833)            (2,286)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            156,652             783,749          3,706,780          1,591,236

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net            57,355             143,953               -            (1,221,852)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           343,901           1,132,535          4,155,639            719,101

Net assets at beginning of period                         2,283,764           1,151,229          3,197,605          2,478,504
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,627,665     $     2,283,764    $     7,353,244    $     3,197,605
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                          PHOENIX-NORTHERN DOW 30         PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        20,641     $        24,075    $       (51,189)   $       (41,839)
          Realized gains (losses)                          (146,449)            (19,271)          (450,298)          (287,550)
          Unrealized appreciation (depreciation)
               during the year                               62,360             185,791            443,915            655,948
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (63,448)            190,595            (57,572)           326,559
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              275,824             293,418            108,473            450,463
          Transfers between subaccounts
               (including fixed account), net              (831,669)             62,925           (310,618)           162,422
          Transfers for contract
               benefits and terminations                 (1,469,728)         (1,453,611)          (495,910)          (478,253)
          Contract maintenance charges                      (10,362)             (9,538)            (9,381)            (5,717)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,035,935)         (1,106,806)          (707,436)           128,915

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -            (1,883,540)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,099,383)           (916,211)          (765,008)        (1,428,066)

Net assets at beginning of period                         7,109,526           8,025,737          4,783,473          6,211,539
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,010,143     $     7,109,526    $     4,018,465    $     4,783,473
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN MID-CAP     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                             VALUE SUBACCOUNT                     VALUE SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (250,215)    $      (209,261)   $      (138,258)   $      (129,390)
          Realized gains (losses)                         2,095,465           1,662,531            819,652          1,183,573
          Unrealized appreciation (depreciation)
               during the year                             (500,834)          1,850,424            (47,422)           878,280
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     1,344,416           3,303,694            633,972          1,932,463
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              730,755             753,816            253,910            542,038
          Transfers between subaccounts
               (including fixed account), net             1,230,681           2,809,248          1,725,521            546,297
          Transfers for contract
               benefits and terminations                 (3,224,262)         (2,865,403)        (1,890,702)        (1,568,205)
          Contract maintenance charges                      (23,392)            (19,481)           (11,352)            (8,046)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,286,218)            678,180             77,377           (487,916)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets            58,198           3,981,874            711,349          1,444,547

Net assets at beginning of period                        21,232,259          17,250,385         10,771,537          9,326,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    21,290,457     $    21,232,259    $    11,482,886    $    10,771,537
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        RYDEX VARIABLE TRUST JUNO              RYDEX VARIABLE TRUST NOVA
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,402)    $       (30,951)   $          (961)   $          (684)
          Realized gains (losses)                           (14,391)             26,317                 77                 78
          Unrealized appreciation (depreciation)
               during the year                              (80,833)           (209,029)             2,784              5,654
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                      (125,626)           (213,663)             1,900              5,048
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              181,047             518,922             11,741             30,547
          Transfers between subaccounts
               (including fixed account), net               (48,977)            499,103               (187)            24,497
          Transfers for contract
               benefits and terminations                   (150,528)             (4,365)              (268)              (123)
          Contract maintenance charges                       (5,539)             (1,472)               (52)                (3)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (23,997)          1,012,188             11,234             54,918

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                   -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (149,623)            798,525             13,134             59,966

Net assets at beginning of period                         1,862,080           1,063,555             63,000              3,034
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,712,457     $     1,862,080    $        76,134    $        63,000
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   RYDEX VARIABLE TRUST SECTOR ROTATION       SCUDDER VIT EQUITY 500 INDEX -
                                                                 SUBACCOUNT                        CLASS A SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,959)    $        (7,998)   $        18,770    $       (20,669)
          Realized gains (losses)                             6,233              52,759            356,492             97,340
          Unrealized appreciation (depreciation)
               during the year                               94,995                (987)          (118,692)           702,925
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        92,269              43,774            256,570            779,596
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               10,128              42,555            548,944            600,269
          Transfers between subaccounts
               (including fixed account), net               593,461              (2,991)           443,100          1,943,473
          Transfers for contract
               benefits and terminations                   (108,412)           (281,464)        (2,077,424)        (1,680,864)
          Contract maintenance charges                         (787)               (437)           (17,811)            (6,224)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            494,390            (242,337)        (1,103,191)           856,654

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           586,659            (198,563)          (846,621)         1,636,250

Net assets at beginning of period                           544,840             743,403          9,335,179          7,698,929
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,131,499     $       544,840    $     8,488,558    $     9,335,179
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                            TECHNOLOGY - CLASS I             TEMPLETON DEVELOPING MARKETS
                                                                SUBACCOUNT                SECURITIES - CLASS 1     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (36,031)    $       (55,387)   $           537    $         4,245
          Realized gains (losses)                        (3,227,368)         (5,397,540)            45,864              7,391
          Unrealized appreciation (depreciation)
               during the year                            3,165,451           5,171,381            174,262            164,868
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (97,948)           (281,546)           220,663            176,504
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              103,131             227,903              3,250              3,000
          Transfers between subaccounts
               (including fixed account), net              (450,299)           (934,555)           134,481             42,319
          Transfers for contract
               benefits and terminations                   (510,851)           (712,520)          (278,577)           (42,548)
          Contract maintenance charges                      (10,443)            (10,439)              (688)              (596)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (868,462)         (1,429,611)          (141,534)             2,175

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (966,410)         (1,711,157)            79,129            178,679

Net assets at beginning of period                         3,582,192           5,293,349            907,439            728,760
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,615,782     $     3,582,192    $       986,568    $       907,439
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON DEVELOPING MARKETS          TEMPLETON FOREIGN SECURITIES -
                                                      SECURITIES - CLASS 2 SUBACCOUNT              CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         1,458     $        10,573    $       (19,266)   $       (63,739)
          Realized gains (losses)                           (21,516)            (79,855)         1,041,787            726,091
          Unrealized appreciation (depreciation)
               during the year                              437,711             435,926          1,066,539          3,361,572
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       417,653             366,644          2,089,060          4,023,924
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               11,114              21,055             36,703             92,980
          Transfers between subaccounts
               (including fixed account), net              (105,377)            (61,367)          (492,923)          (178,413)
          Transfers for contract
               benefits and terminations                   (206,879)           (227,005)        (3,016,975)        (3,713,103)
          Contract maintenance charges                       (1,805)             (2,447)           (16,563)           (19,362)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (302,947)           (269,764)        (3,489,758)        (3,817,898)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           114,706              96,880         (1,400,698)           206,026

Net assets at beginning of period                         1,840,569           1,743,689         26,200,448         25,994,422
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,955,275     $     1,840,569    $    24,799,750    $    26,200,448
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      TEMPLETON FOREIGN SECURITIES -      TEMPLETON GLOBAL ASSET ALLOCATION -
                                                            CLASS 2 SUBACCOUNT                    CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,446)    $       (15,562)   $     1,047,759    $       662,656
          Realized gains (losses)                          (120,058)           (454,237)         1,481,039          2,374,757
          Unrealized appreciation (depreciation)
               during the year                              772,499           1,562,420         (1,594,205)         2,516,636
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       643,995           1,092,621            934,593          5,554,049
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              549,600             528,860            145,939            182,946
          Transfers between subaccounts
               (including fixed account), net               442,856             422,364            (98,773)           229,287
          Transfers for contract
               benefits and terminations                 (1,196,975)         (2,104,676)        (4,094,051)        (6,720,115)
          Contract maintenance charges                       (9,398)            (24,177)           (30,868)           (35,396)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (213,917)         (1,177,629)        (4,077,753)        (6,343,278)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           430,078             (85,008)        (3,143,160)          (789,229)

Net assets at beginning of period                         7,374,723           7,459,731         43,295,712         44,084,941
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,804,801     $     7,374,723    $    40,152,552    $    43,295,712
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    TEMPLETON GLOBAL ASSET ALLOCATION -   TEMPLETON GLOBAL INCOME SECURITIES -
                                                             CLASS 2 SUBACCOUNT                   CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        61,504     $        46,944    $       248,462    $       505,706
          Realized gains (losses)                           (36,254)           (165,283)            39,077             44,209
          Unrealized appreciation (depreciation)
               during the year                               20,287             489,759           (511,090)            70,711
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        45,537             371,420           (223,551)           620,626
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               58,353              90,223             17,631              9,080
          Transfers between subaccounts
               (including fixed account), net              (142,466)           (115,771)           357,547           (165,380)
          Transfers for contract
               benefits and terminations                   (423,873)           (798,142)          (431,971)          (471,273)
          Contract maintenance charges                       (2,839)            (10,188)            (3,227)            (4,151)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (510,825)           (833,878)           (60,020)          (631,724)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (465,288)           (462,458)          (283,571)           (11,098)

Net assets at beginning of period                         2,819,756           3,282,214          5,209,456          5,220,554
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,354,468     $     2,819,756    $     4,925,885    $     5,209,456
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON GROWTH SECURITIES -      TEMPLETON GROWTH SECURITIES - CLASS 2
                                                             CLASS 1 SUBACCOUNT                        SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (139,217)    $      (123,076)   $       (16,319)   $        (9,515)
          Realized gains (losses)                           275,875          (1,251,874)            78,779             44,586
          Unrealized appreciation (depreciation)
               during the year                            6,323,686          14,005,786            735,585          1,313,125
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     6,460,344          12,630,836            798,045          1,348,196
                                                   -----------------   -----------------  -----------------  -----------------
Contract transactions:
          Payments received from
               contract owners                              477,572             253,589            429,991            442,268
          Transfers between subaccounts
               (including fixed account), net            (1,503,849)            936,128          1,105,022            991,387
          Transfers for contract
               benefits and terminations                (11,962,429)        (13,150,969)        (2,126,981)        (1,279,582)
          Contract maintenance charges                      (61,130)            (68,443)           (16,838)           (13,320)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (13,049,836)        (12,029,695)          (608,806)           140,753

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (6,589,492)            601,141            189,239          1,488,949

Net assets at beginning of period                        95,644,403          95,043,262         10,850,529          9,361,580
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    89,054,911     $    95,644,403    $    11,039,768    $    10,850,529
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        WANGER INTERNATIONAL SELECT          WANGER INTERNATIONAL SMALL CAP
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        38,399     $       (39,419)   $      (101,870)   $      (326,891)
          Realized gains (losses)                            16,567             (11,629)         5,564,901          2,510,588
          Unrealized appreciation (depreciation)
               during the year                              707,760             916,551          5,412,315         12,688,303
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       762,726             865,503         10,875,346         14,872,000
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              168,349             191,656          1,085,755          1,241,367
          Transfers between subaccounts
               (including fixed account), net               732,510             445,561           (651,202)        (1,201,456)
          Transfers for contract
               benefits and terminations                   (675,984)           (429,658)       (12,207,673)       (11,258,094)
          Contract maintenance charges                       (8,708)             (9,285)           (64,708)           (61,876)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            216,167             198,274        (11,837,828)       (11,280,059)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           978,893           1,063,777           (962,482)         3,591,941

Net assets at beginning of period                         4,901,049           3,837,272         62,137,460         58,545,519
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,879,942     $     4,901,049    $    61,174,978    $    62,137,460
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                               WANGER SELECT                  WANGER U.S. SMALLER COMPANIES
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (86,930)    $       (82,110)   $    (1,164,319)   $    (1,342,733)
          Realized gains (losses)                           558,665             211,740         14,555,834         12,007,798
          Unrealized appreciation (depreciation)
               during the year                              138,455             925,442         (5,128,263)         5,035,414
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       610,190           1,055,072          8,263,252         15,700,479
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              252,815             265,580          1,628,871          1,824,093
          Transfers between subaccounts
               (including fixed account), net               251,525             528,511         (2,867,604)        (4,129,915)
          Transfers for contract
               benefits and terminations                   (697,801)           (934,139)       (21,400,002)       (22,492,852)
          Contract maintenance charges                       (6,221)             (8,772)          (105,150)          (149,501)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (199,682)           (148,820)       (22,743,885)       (24,948,175)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           410,508             906,252        (14,480,633)        (9,247,696)

Net assets at beginning of period                         7,127,781           6,221,529        103,301,043        112,548,739
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,538,289     $     7,127,781    $    88,820,410    $   103,301,043
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 54 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:

   ---------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund - Class I
   ---------------------------------------------------------------------------
   Alger American Leveraged AllCap Portfolio - Class O
   ---------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities II
   ---------------------------------------------------------------------------
   Federated High Income Bond Fund II - Primary Shares
   ---------------------------------------------------------------------------
   Fidelity VIP Contrafund(R) Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Opportunities Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio - Service Class
   ---------------------------------------------------------------------------
   Lazard Retirement Small Cap Portfolio
   ---------------------------------------------------------------------------
   Lord Abbett Bond-Debenture Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Growth and Income Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Mid-Cap Value Portfolio - Class VC
   ---------------------------------------------------------------------------
   Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
   ---------------------------------------------------------------------------
   Phoenix Mid-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix Strategic Theme Series
   ---------------------------------------------------------------------------
   Phoenix-Aberdeen International Series
   ---------------------------------------------------------------------------
   Phoenix-AIM Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alger Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alliance/Bernstein Enhanced Index Series
   ---------------------------------------------------------------------------
   Phoenix-Duff & Phelps Real Estate Securities Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Capital Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Growth and Income Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Strategic Allocation Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Value Equity Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Money Market Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Fixed Income Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Rising Dividends Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Small-Cap Quality Value Series
   ---------------------------------------------------------------------------
   Phoenix-Lazard International Equity Select Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Dow 30 Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Small-Cap Value Series
   ---------------------------------------------------------------------------
   Rydex Variable Trust Juno Fund
   ---------------------------------------------------------------------------
   Rydex Variable Trust Nova Fund
   ---------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   ---------------------------------------------------------------------------
   Rydex Variable Trust Sector Rotation Fund
   ---------------------------------------------------------------------------
   Scudder VIT Equity 500 Index Fund- Class A
   ---------------------------------------------------------------------------
   Technology Portfolio - Class I (included in Universal Institutional
   Funds, Inc funds)
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Income Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Wanger International Select
   ---------------------------------------------------------------------------
   Wanger International Small Cap
   ---------------------------------------------------------------------------
   Wanger Select
   ---------------------------------------------------------------------------
   Wanger U.S. Smaller Companies
   ---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:


SUBACCOUNT                                                             PURCHASES                       SALES
----------                                                             ---------                       -----
      AIM V.I. Capital Appreciation Fund - Class I                   $   1,249,930                 $    850,791
      AIM V.I. Mid Cap Core Equity Fund - Class I                          837,012                      539,363
      AIM V.I. Premier Equity Fund - Class I                               408,021                      601,516
      Alger American Leveraged AllCap Portfolio - Class O                  631,307                    1,526,586
      Federated Fund for U.S. Government Securities II                   6,638,751                    8,173,303
      Federated High Income Bond Fund II - Primary Shares                3,318,278                    2,426,186
      Fidelity VIP Contrafund(R) Portfolio - Service Class              10,605,505                    7,134,329
      Fidelity VIP Growth Opportunities Portfolio - Service Class        1,009,867                      425,012
      Fidelity VIP Growth Portfolio - Service Class                        782,255                    2,500,182
      Lazard Retirement Small Cap Portfolio                              5,305,201                      209,033
      Lord Abbett Bond-Debenture Portfolio - Class VC                    6,491,654                      467,189
      Lord Abbett Growth and Income Portfolio - Class VC                10,901,654                    1,027,443
      Lord Abbett Mid-Cap Value Portfolio - Class VC                     6,886,101                      949,298
      Mutual Shares Securities Fund - Class 2                            3,540,663                    2,090,778
      Phoenix Mid-Cap Growth Series                                        656,905                    3,821,128
      Phoenix Strategic Theme Series                                     1,063,250                    7,329,180
      Phoenix-Aberdeen International Series                              4,404,245                   22,677,865
      Phoenix-AIM Growth Series                                            550,993                   10,579,255
      Phoenix-Alger Small-Cap Growth Series                                753,114                      638,498
      Phoenix-Alliance/Bernstein Enhanced Index Series                   1,485,785                    6,197,574
      Phoenix-Duff & Phelps Real Estate Securities Series                5,960,577                    6,360,293
      Phoenix-Engemann Capital Growth Series                             3,177,321                   64,686,848
      Phoenix-Engemann Growth and Income Series                          4,407,145                   15,388,469
      Phoenix-Engemann Small-Cap Growth Series                             797,782                    1,883,858
      Phoenix-Engemann Strategic Allocation Series                      12,653,735                   45,809,956
      Phoenix-Engemann Value Equity Series                               1,153,291                    5,858,458
      Phoenix-Goodwin Money Market Series                               20,832,925                   19,638,622
      Phoenix-Goodwin Multi-Sector Fixed Income Series                   5,936,691                   15,929,017
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                2,008,219                      616,212
      Phoenix-Kayne Rising Dividends Series                                581,428                    1,005,341
      Phoenix-Kayne Small-Cap Quality Value Series                         903,447                      651,847
      Phoenix-Lazard International Equity Select Series                  4,700,764                      953,949
      Phoenix-Northern Dow 30 Series                                       586,853                    2,609,533
      Phoenix-Northern Nasdaq-100 Index(R) Series                          701,693                    1,465,184
      Phoenix-Sanford Bernstein Mid-Cap Value Series                     5,531,099                    5,551,589
      Phoenix-Sanford Bernstein Small-Cap Value Series                   3,784,567                    3,229,086
      Rydex Variable Trust Juno Fund                                       240,228                      297,214
      Rydex Variable Trust Nova Fund                                        12,140                        1,948
      Rydex Variable Trust Sector Rotation Fund                            636,343                      151,430
      Scudder VIT Equity 500 Index Fund - Class A                        3,017,032                    4,111,262
      Technology Portfolio - Class I                                       374,316                    1,282,623
      Templeton Developing Markets Securities Fund - Class 1               160,623                      302,636
      Templeton Developing Markets Securities Fund - Class 2                38,740                      341,989
      Templeton Foreign Securities Fund - Class 1                          460,259                    3,998,674
      Templeton Foreign Securities Fund - Class 2                        1,560,384                    1,790,288
      Templeton Global Asset Allocation Fund - Class 1                   2,024,348                    5,102,408
      Templeton Global Asset Allocation Fund - Class 2                     169,940                      622,117
      Templeton Global Income Securities Fund - Class 1                    754,404                      571,760
      Templeton Growth Securities Fund - Class 1                         2,499,309                   15,795,139
      Templeton Growth Securities Fund - Class 2                         2,187,691                    2,823,747

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Proceeds from Sales of Investments (Continued)


      Wanger International Select                                    $   1,587,085                 $  1,337,325
      Wanger International Small Cap                                     3,904,819                   15,906,628
      Wanger Select                                                      1,457,085                    1,256,816
      Wanger U.S. Smaller Companies                                      3,259,427                   27,273,215
                                                                     --------------               --------------
                                                                     $ 165,582,201                $ 354,769,990
                                                                     ==============              ===============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I             1,359,774     (906,166)      453,608   1,232,731     (691,515)     541,216
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                618,842     (472,326)      146,516   6,000,932      (12,622)   5,988,310
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                     443,667     (673,303)     (229,636)    385,753     (819,528)    (433,775)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        962,335   (2,376,982)   (1,414,647)  1,609,351   (3,321,211)  (1,711,860)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         4,872,246   (6,511,250)   (1,639,004)  5,012,740   (6,650,577)  (1,637,837)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares      2,445,765   (1,959,803)      485,962   1,454,868   (4,713,776)  (3,258,908)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -
Service Class                                            9,800,257   (5,799,685)    4,000,572   8,495,294   (3,564,129)   4,931,165
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
Service Class                                            1,177,263     (544,377)      632,886     465,433     (820,743)    (355,310)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class            1,200,128   (3,831,002)   (2,630,874)  4,676,059   (4,317,248)     358,811
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                    5,019,112     (150,659)    4,868,453           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC          6,236,639     (419,803)    5,816,836           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC      10,330,562     (943,753)    9,386,809           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC           6,643,607     (853,476)    5,790,131           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                  2,311,625   (1,344,740)      966,885   1,738,278   (1,411,089)     327,189
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              573,223   (3,026,294)   (2,453,071)  1,420,848   (3,573,547)  (2,152,699)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             814,406   (5,256,578)   (4,442,172)  1,155,688   (5,756,595)  (4,600,907)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    1,202,369   (9,586,429)   (8,384,060)  5,942,920   (6,854,847)    (911,927)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  953,474  (16,537,331)  (15,583,857)  2,094,020   (7,542,899)  (5,448,879)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      271,250     (386,421)     (115,171)    758,271     (837,595)     (79,324)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         1,278,119   (5,401,210)   (4,123,091)  3,630,730   (5,699,817)  (2,069,087)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      1,536,526   (1,706,487)     (169,961)  2,115,683   (2,290,060)    (174,377)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     875,459  (15,790,248)  (14,914,789)  2,639,889  (12,460,438)  (9,820,549)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                3,651,238  (12,591,577)   (8,940,339) 10,272,668   (5,962,958)   4,309,710
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 1,178,280   (2,728,004)   (1,549,724)  2,201,098   (4,301,743)  (2,100,645)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               761,410   (8,481,875)   (7,720,465)  1,428,712   (8,834,265)  (7,405,553)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       780,634   (4,112,995)   (3,332,361)  4,264,584   (3,800,128)     464,456
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     14,082,866  (10,483,007)    3,599,859  11,981,267  (17,052,050)  (5,070,783)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         1,338,421   (3,924,748)   (2,586,327)  4,816,696   (5,099,268)    (282,572)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      1,831,458     (566,887)    1,264,571   3,311,952   (3,265,676)      46,276
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      462,026     (840,861)     (378,835)  1,406,294     (470,037)     936,257
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               531,801     (426,976)      104,825     834,837     (257,549)     577,288
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        3,256,496     (633,145)    2,623,351   1,641,325   (1,379,341)     261,984
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             516,077   (2,668,457)   (2,152,380)  1,297,337   (2,532,995)  (1,235,658)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              1,664,770   (2,820,438)   (1,155,668)  4,405,613  (10,104,924)  (5,699,311)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           2,629,072   (3,436,591)     (807,519)  3,803,548   (3,238,248)     565,300
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         1,803,450   (1,747,942)       55,508   2,765,486   (2,975,451)    (209,965)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             278,096     (304,058)      (25,962)  1,269,233     (261,428)   1,007,805
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               8,852         (502)        8,350      44,113         (449)      43,664
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  473,662     (106,330)      367,332     262,683     (474,907)    (212,224)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A              2,600,210   (3,586,822)     (986,612)  3,378,180   (2,518,882)     859,298
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                           1,280,152   (4,538,722)   (3,258,570)  3,445,559   (8,738,709)  (5,293,150)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     165,804     (298,693)     (132,889)    145,677     (134,783)      10,894
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2      16,666     (343,219)     (326,553)     35,393     (381,559)    (346,166)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1                 55,830   (1,347,857)   (1,292,027)    346,168   (1,951,959)  (1,605,791)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2              1,146,552   (1,289,102)     (142,550)  1,413,779   (2,363,500)    (949,721)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1           102,257   (1,088,646)     (986,389)    340,503   (2,053,826)  (1,713,323)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2            46,155     (360,539)     (314,384)     80,890     (637,587)    (556,697)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Changes in Units Outstanding (Continued)


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1          157,206     (179,895)      (22,689)     79,027     (328,779)    (249,752)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 315,179   (3,262,167)   (2,946,988)    981,731   (4,037,037)  (3,055,306)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2               1,338,824   (1,660,382)     (321,558)  1,534,493   (1,382,542)     151,951
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                822,303     (686,441)      135,862     742,165     (585,909)     156,256
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           1,190,937   (3,972,067)   (2,781,130)  1,603,798   (4,936,892)  (3,333,094)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              503,751     (584,774)      (81,023)    959,490   (1,002,432)    (42,942)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            1,368,068   (7,428,985)   (6,060,917)  2,077,901   (9,454,816)  (7,376,915)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I

    2005            2,807        0.94 to        1.13        2,824          0.07%        0.90% to     1.80%     (0.93%)to      7.86%
    2004            2,353        0.87 to        1.05        2,181              -        0.90% to     1.80%      4.71% to      5.67%
    2003            1,812        0.83 to        0.99        1,568              -        0.90% to     1.80%      1.40% to     33.13%
    2002              787        0.65 to        0.77          523              -        0.90% to     1.80%    (25.42%)to      0.76%
    2001(24)          149        0.86 to        0.93          130              -        0.90% to     1.40%    (13.52%)to      3.21%

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005            6,135        1.07 to        1.08        6,626          0.53%        0.90% to     1.80%      5.69% to      6.65%
    2004(32)        5,988        1.02 to        1.02        6,087          2.30%        0.90% to     1.80%      1.84% to      1.91%
    2003                -           - to           -            -              -            - to         -          - to          -
    2002                -           - to           -            -              -            - to         -          - to          -
    2001                -           - to           -            -              -            - to         -          - to          -

AIM V.I. Premier Equity Fund - Class I

    2005            1,800        0.83 to        0.99        1,642          0.82%        0.90% to     1.80%      3.76% to      4.71%
    2004            2,030        0.80 to        0.95        1,752          0.43%        0.90% to     1.80%      3.87% to      9.10%
    2003            2,463        0.76 to        0.91        2,029          0.28%        0.90% to     1.80%     11.44% to     23.95%
    2002            3,073        0.62 to        0.73        2,048          0.39%        0.90% to     1.40%    (31.24%)to     (2.11%)
    2001(25)        1,640        0.89 to        0.97        1,583          0.54%        0.90% to     1.40%    (10.85%)to      2.74%

Alger American Leveraged AllCap Portfolio - Class O

    2005            5,217        0.65 to        1.30        3,790              -        0.90% to     1.80%     12.39% to     13.42%
    2004            6,658        0.58 to        1.15        4,213              -        0.90% to     1.80%      1.32% to      7.21%
    2003            8,370        0.54 to        0.94        4,868              -        0.90% to     1.80%      8.23% to     33.51%
    2002            6,412        0.40 to        0.70        2,802          0.01%        0.90% to     1.65%    (34.82%)to    (13.02%)
    2001(8)         4,824        0.62 to        0.92        3,180              -        0.90% to    1.375%    (18.06%)to     (8.14%)

Federated Fund for U.S. Government Securities II

    2005           15,806        1.00 to        1.32       19,120          3.99%        0.50% to     1.80%     (0.01%)to      1.52%
    2004           17,445        1.08 to        1.31       21,036          4.48%        0.50% to     1.80%      1.75% to      3.09%
    2003           19,082        1.04 to        1.28       22,848          3.86%        0.50% to     1.80%     (0.03%)to      1.44%
    2002           24,070        1.06 to        1.26       29,241          2.51%        0.90% to     1.80%      2.47% to      8.07%
    2001(13)       10,673        1.03 to        1.17       12,192          2.80%        0.90% to     1.40%      3.47% to      5.96%

Federated High Income Bond Fund II - Primary Shares

    2005            4,605        1.20 to        1.34        5,707          7.39%       0.90% to     1.80%       0.82% to      1.74%
    2004            4,119        1.19 to        1.32        5,048          9.62%       0.90% to     1.80%       8.47% to      9.47%
    2003            7,378        1.09 to        1.21        8,317          6.15%       0.90% to     1.80%      20.02% to     21.12%
    2002            4,412        0.90 to        1.00        7,015         11.59%       0.90% to     1.80%      (1.83%)to      2.99%
    2001(23)        3,847        0.90 to        0.99        3,517          9.08%       0.90% to    1.375%      (2.45%)to      0.36%

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005           20,609        1.19 to        1.49       25,307          0.17%       0.90% to     1.80%      14.75% to     15.80%
    2004           16,608        1.03 to        1.29       18,099          0.22%       0.90% to     1.80%      11.45% to     14.30%
    2003           11,677        0.91 to        1.13       10,797          0.32%       0.90% to     1.80%      26.04% to     27.20%
    2002            9,515        0.72 to        0.90        6,870          0.46%       0.90% to     1.80%     (10.67%)to     (0.63%)
    2001(12)        4,249        0.80 to        0.94        3,429          0.44%       0.90% to    1.375%     (13.57%)to     (6.26%)


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005            2,134        0.79 to        1.15        1,881          0.70%        0.90% to    1.80%      (1.09%)to      7.89%
    2004            1,501        0.73 to        1.07        1,174          0.54%        0.90% to    1.80%      (0.92%)to      6.10%
    2003            1,857        0.70 to        1.01        1,499          0.53%        0.90% to    1.80%      10.07% to     30.86%
    2002            1,429        0.54 to        0.79          804          0.79%        0.90% to    1.40%     (23.01%)to     (1.79%)
    2001(8)         1,118        0.70 to        0.94          804          0.18%        0.90% to    1.40%     (15.91%)to      6.00%

Fidelity VIP Growth Portfolio - Service Class

    2005            7,833        0.66 to        1.00        5,722          0.42%        0.90% to    1.80%       3.78% to      4.73%
    2004           10,464        0.63 to        0.95        7,157          0.16%        0.90% to    1.80%       1.40% to      2.33%
    2003           10,105        0.62 to        0.93        6,636          0.18%        0.90% to    1.80%       1.62% to     31.59%
    2002            9,253        0.47 to        0.71        4,493          0.11%        0.90% to    1.80%     (31.18%)to     (0.97%)
    2001(7)         5,707        0.69 to        0.92        3,964              -        0.90% to    1.40%     (21.09%)to     (7.24%)

Lazard Retirement Small Cap Portfolio

    2005(34)        4,868        1.09 to        1.09        5,321              -        1.00% to    1.80%       9.31% to     11.83%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2005(34)        5,817        1.02 to        1.02        5,941          7.84%        0.90% to    1.80%       2.16% to      4.69%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(34)        9,387        1.04 to        1.05        9,841          1.67%        0.90% to    1.80%      (0.69%)to      8.58%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(33)        5,790        1.08 to        1.09        6,265          0.69%        0.90% to    1.80%       8.22% to     13.50%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Mutual Shares Securities Fund - Class 2

    2005            6,886        1.29 to        1.68       10,855          0.88%        0.90% to    1.80%       8.57% to      9.56%
    2004            5,919        1.19 to        1.54        8,492          0.76%        0.90% to    1.80%       8.77% to     11.62%
    2003            5,592        1.07 to        1.38        7,282          1.04%        0.90% to    1.80%      22.90% to     24.02%
    2002            5,282        0.87 to        1.12        5,692          0.96%        0.90% to    1.80%     (15.90%)to     (0.26%)
    2001(4)         3,904        0.99 to        1.29        4,921          1.72%        0.90% to    1.40%      (0.86%)to      5.70%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix Mid-Cap Growth Series

    2005            6,358        0.72 to        1.32        7,747              -        0.90% to    1.80%       2.31% to      3.24%
    2004            8,811        0.70 to        1.29       10,607              -        0.90% to    1.80%       4.80% to      5.76%
    2003           10,964        0.66 to        1.22       12,681              -        0.90% to    1.80%      26.52% to     27.68%
    2002           12,955        0.52 to        0.96       11,874              -        0.90% to    1.80%     (33.45%)to     (0.02%)
    2001(12)       14,407        0.78 to        1.44       20,143              -        0.90% to    1.40%     (26.32%)to    (10.65%)

Phoenix Strategic Theme Series

    2005            9,845        0.63 to        1.60       13,844              -        0.90% to    1.40%      (0.23%)to      0.27%
    2004           14,287        0.63 to        1.59       20,165              -        0.90% to    1.40%       3.96% to      4.49%
    2003           18,888        0.60 to        1.53       26,055              -        0.90% to    1.40%      35.34% to     36.03%
    2002           21,709        0.44 to        1.12       22,303              -        0.90% to    1.40%     (35.89%)to     (5.36%)
    2001(5)        30,008        0.68 to        1.75       49,249              -        0.90% to    1.40%     (31.69%)to     (1.09%)

Phoenix-Aberdeen International Series

    2005           21,108        1.17 to        2.82       51,693          3.63%        0.90% to    1.80%      16.44% to     17.51%
    2004           29,492        0.99 to        2.40       62,541          2.81%        0.90% to    1.80%      18.61% to     19.70%
    2003           30,404        0.83 to        2.01       54,069          1.92%        0.90% to    1.80%      23.54% to     30.68%
    2002           33,446        0.63 to        1.54       46,449          1.01%        0.90% to    1.38%     (15.98%)to    (15.57%)
    2001(5)        43,570        0.75 to        1.82       72,522              -        0.90% to   1.375%     (25.10%)to    (19.09%)

Phoenix-AIM Growth Series

    2005           11,564        0.63 to        1.16        7,765              -        0.90% to    1.80%       6.90% to      7.87%
    2004           27,148        0.58 to        1.08       16,663          0.09%        0.90% to    1.80%      (0.51%)to      3.27%
    2003           32,597        0.57 to        0.88       19,306              -        0.90% to    1.80%       1.35% to     26.42%
    2002           25,452        0.47 to        0.73       12,580              -        0.90% to    1.80%     (29.84%)to      2.72%
    2001(19)       26,691        0.67 to        0.93       18,643              -        0.90% to    1.40%     (24.90%)to     15.47%

Phoenix-Alger Small-Cap Growth Series

    2005            2,228        1.72 to        1.77        3,898              -        1.00% to    1.80%      13.57% to     14.49%
    2004            2,343        1.51 to        1.54        3,590              -        1.00% to    1.80%     (10.23%)to      1.10%
    2003            2,422        1.51 to        1.53        3,679              -        1.00% to    1.80%      22.75% to     61.19%
    2002(27)        1,542        1.00 to        1.00        1,547              -        1.10% to    1.25%      (1.94%)to      0.36%
    2001                -           - to           -            -              -            - to        -           - to          -
Phoenix-Alliance/Bernstein Enhanced Index Series

    2005           15,857        0.87 to        1.27       16,669          1.19%        0.90% to     2.25%       1.36% to     2.76%
    2004           19,980        0.85 to        1.24       20,919          1.41%        0.90% to     2.25%       6.68% to     8.85%
    2003           22,049        0.78 to        1.15       21,846          1.13%        0.90% to     2.25%      23.39% to    25.09%
    2002           21,356        0.63 to        0.92       17,719          0.91%        0.90% to     2.25%     (25.40%)to    (0.42%)
    2001(7)        20,830        0.83 to        1.22       24,392          0.73%        0.90% to     2.25%     (16.71%)to    18.70%

Phoenix-Duff & Phelps Real Estate Securities Series

    2005            6,201        1.10 to        4.70       23,690          1.73%        0.90% to     1.80%      (0.52%)to    14.06%
    2004            6,371        1.96 to        4.12       22,487          2.46%        0.90% to     1.80%      32.27% to    33.48%
    2003            6,545        1.47 to        3.09       18,287          3.43%        0.90% to     1.80%      35.78% to    37.02%
    2002            7,377        1.08 to        2.26       15,556          3.91%        0.90% to     1.80%      (3.16%)to    11.07%
    2001(27)        6,983        1.02 to        2.04       13,678          4.02%        0.90% to     1.40%      (0.16%)to    10.15%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

    2005           30,573        0.63 to        9.58      185,518          0.06%        0.90% to    1.80%      (4.41%)to      2.78%
    2004           45,488        0.61 to        9.33      241,380          0.80%        0.90% to    1.80%       3.08% to      4.03%
    2003           55,308        0.59 to        8.98      282,819          0.10%        0.90% to    1.80%       9.56% to     25.35%
    2002           62,992        0.47 to        7.17      271,408              -        0.90% to    1.80%     (25.86%)to     (0.10%)
    2001(5)        75,714        0.63 to        9.63      474,426          0.06%        0.90% to    1.40%     (36.89%)to    (10.57%)

Phoenix-Engemann Growth and Income Series

    2005           14,300        0.97 to        1.28       17,067          0.93%        0.90% to    1.80%      (0.77%)to      3.86%
    2004           23,241        0.93 to        1.23       27,258          1.32%        0.90% to    1.80%       8.49% to      9.48%
    2003           18,931        0.85 to        1.13       20,410          1.14%        0.90% to    1.80%       1.75% to     26.32%
    2002           21,648        0.67 to        0.89       18,605          0.75%        0.90% to    1.80%     (23.60%)to     (2.31%)
    2001(5)        26,500        0.88 to        1.16       30,025          0.48%        0.90% to    1.40%     (12.25%)to      6.32%

Phoenix-Engemann Small-Cap Growth Series

    2005            4,050        0.65 to        1.33        3,156              -        0.90% to    1.80%       7.38% to      8.36%
    2004            5,600        0.61 to        1.23        3,974              -        0.90% to    1.80%       7.72% to      8.71%
    2003            7,701        0.56 to        1.13        4,935              -        0.90% to    1.80%      19.15% to     45.11%
    2002            8,000        0.39 to        0.78        3,471              -        0.90% to    1.80%     (29.80%)to     13.82%
    2001(5)         8,363        0.55 to        0.89        5,119          0.04%        0.90% to    1.40%     (31.66%)to     34.63%

Phoenix-Engemann Strategic Allocation Series

    2005           33,852        1.10 to        6.70      183,939          2.29%        0.90% to    1.80%      (0.04%)to      0.88%
    2004           41,573        1.10 to        6.65      223,476          2.56%        0.90% to    1.80%       5.53% to      6.49%
    2003           48,978        1.03 to        6.25      252,871          2.63%        0.90% to    1.80%       0.85% to     18.79%
    2002           56,431        0.88 to        5.26      251,882          2.77%        0.90% to    1.80%     (12.82%)to     (6.27%)
    2001(22)       43,801        1.00 to        6.01      228,995          2.48%        0.90% to    1.40%       0.27% to      6.12%

Phoenix-Engemann Value Equity Series

    2005           10,385        0.92 to        1.56       14,270          1.12%        0.90% to    1.80%       3.54% to      4.48%
    2004           13,718        0.89 to        1.50       18,379          0.90%        0.90% to    1.80%      10.88% to     11.90%
    2003           13,253        0.79 to        1.34       16,194          0.94%        0.90% to    1.80%      21.65% to     22.76%
    2002           15,551        0.65 to        1.10       15,961          0.88%        0.90% to    1.80%     (23.03%)to     11.98%
    2001(6)        16,287        0.84 to        1.42       22,453          0.82%        0.90% to    1.40%     (19.10%)to    (14.94%)

Phoenix-Goodwin Money Market Series

    2005           16,027        0.97 to        2.62       27,445          2.52%        0.90% to    2.25%       0.01% to      1.66%
    2004           12,427        0.97 to        2.58       26,221          0.77%        0.90% to    1.80%      (1.02%)to     (0.11%)
    2003           17,498        0.98 to        2.58       37,311          0.71%        0.90% to    1.80%      (1.13%)to     (0.22%)
    2002           29,458        1.00 to        2.59       63,742          1.41%        0.90% to    1.80%      (0.28%)to      0.51%
    2001(18)       41,386        1.01 to        2.58       84,689          3.63%        0.90% to    1.40%       0.09% to      2.78%

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005           12,812        1.01 to        5.97       46,692          4.71%        0.90% to    1.80%      (0.04%)to      0.87%
    2004           15,399        1.27 to        5.93       58,192          6.09%        0.90% to    1.80%       4.91% to      5.88%
    2003           15,681        1.21 to        5.61       61,686          6.64%        0.90% to    1.80%       4.85% to     13.54%
    2002           16,887        1.07 to        4.94       64,044          7.04%        0.90% to    1.80%       5.68% to      9.01%
    2001(14)       19,126        1.01 to        4.54       71,037          7.89%        0.90% to    1.40%       0.24% to      5.02%


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005            3,250        1.04 to        1.07        3,411          3.87%        0.90% to    1.80%      (0.46%)to      0.45%
    2004            1,985        1.04 to        1.07        2,087          3.97%        0.90% to    1.80%       3.02% to      5.87%
    2003(29)        1,939        1.02 to        1.02        1,981          4.98%        0.90% to    1.80%       1.81% to      4.48%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Rising Dividends Series

    2005            2,061        1.09 to        1.16        2,365          1.26%        0.90% to    1.80%      (2.69%)to     (1.80%)
    2004            2,440        1.11 to        1.18        2,862          1.56%        0.90% to    1.80%       2.18% to      4.31%
    2003            1,503        1.12 to        1.14        1,698          0.78%        0.90% to    1.80%       6.02% to     26.22%
    2002(27)          582        0.96 to        0.96          560          0.51%        1.00% to    1.80%      (4.92%)to      5.35%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Small-Cap Quality Value Series

    2005            1,647        1.57 to        1.62        2,628          1.46%        0.90% to    1.80%       7.14% to     13.17%
    2004            1,542        1.46 to        1.49        2,284          1.15%        1.00% to    1.80%      15.58% to     24.43%
    2003              964        1.18 to        1.20        1,151          0.59%        1.00% to    1.80%       9.89% to     32.13%
    2002(27)          506        1.00 to        1.01          509          1.91%        1.25% to    1.80%       0.52% to      2.19%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Lazard International Equity Select Series

    2005            4,915        1.09 to        1.52        7,353          1.53%        0.90% to    1.80%      (0.65%)to      8.91%
    2004            2,291        1.38 to        1.41        3,198          1.32%        0.90% to    1.80%      13.77% to     14.81%
    2003            2,029        1.21 to        1.23        2,479          0.88%        0.90% to    1.80%       0.55% to     34.54%
    2002            1,160        0.95 to        0.95        1,106              -        0.90% to    1.80%      (4.69%)to      4.77%
    2001(26)            -           - to           -            -              -            - to        -           - to          -

Phoenix-Northern Dow 30 Series

    2005            5,100        0.96 to        1.08        5,010          1.63%        0.90% to    1.80%      (0.77%)to      0.14%
    2004            7,252        0.96 to        1.09        7,110          1.59%        0.90% to    1.80%       2.79% to      3.73%
    2003            8,488        0.93 to        1.05        8,025          1.66%        0.90% to    1.80%      25.11% to     26.26%
    2002            8,569        0.74 to        0.84        6,409          1.07%        0.90% to    1.80%     (16.66%)to      5.14%
    2001(9)        13,041        0.89 to        0.98       11,624          1.13%        0.90% to   1.375%      (7.81%)to     (6.18%)

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005            8,334        0.37 to        1.09        4,018              -        0.90% to    1.80%      (5.02%)to      0.34%
    2004            9,489        0.37 to        1.09        4,783          0.49%        0.90% to    1.80%       8.06% to      9.05%
    2003           15,189        0.34 to        1.00        6,211              -        0.90% to    1.80%       3.60% to     47.51%
    2002            9,417        0.23 to        0.68        2,581              -        0.90% to    1.80%     (38.44%)to     12.57%
    2001(17)       10,567        0.38 to        1.03        4,491              -        0.90% to   1.375%     (33.99%)to      2.80%

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005           12,353        1.06 to        2.02       21,290          0.11%        0.90% to    1.80%      (0.59%)to      6.76%
    2004           13,161        1.41 to        1.89       21,232          0.18%        0.90% to    1.80%      18.24% to     19.32%
    2003           12,596        1.19 to        1.59       17,252          0.19%        0.90% to    1.80%      38.44% to     39.71%
    2002           14,742        0.85 to        1.13       14,553          0.87%        0.90% to    1.80%     (15.23%)to      0.11%
    2001(7)        13,849        1.07 to        1.25       15,127          1.54%        0.90% to    1.40%      17.67% to     23.36%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005            6,028        1.57 to        2.00       11,483              -        0.90% to    1.80%       5.53% to      6.50%
    2004            5,973        1.48 to        1.89       10,772              -        0.90% to    1.80%      15.78% to     21.57%
    2003            6,183        1.22 to        1.56        9,327              -        0.90% to    1.80%      41.28% to     42.57%
    2002            7,147        0.86 to        1.10        7,686          0.45%        0.90% to    1.80%     (20.90%)to     (9.36%)
    2001(15)        5,770        1.07 to        1.22        6,945          0.84%        0.90% to   1.375%       6.76% to     17.04%

Rydex Variable Trust Juno Fund

    2005            1,996        0.86 to        0.87        1,712              -        1.10% to    1.80%      (6.94%)to     (5.51%)
    2004            2,022        0.92 to        0.93        1,862              -        1.25% to    1.80%     (12.27%)to    (11.78%)
    2003(30)        1,014        1.05 to        1.05        1,063              -        1.25% to    1.80%      (7.66%)to      3.77%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Nova Fund

    2005               55        1.39 to        1.42           76          0.33%        1.10% to    1.80%       2.10% to      6.34%
    2004               46        1.36 to        1.37           63          0.06%        1.65% to    1.80%      10.61% to     12.56%
    2003(31)            3        1.21 to        1.21            3              -        1.80% to    1.80%      10.71% to     10.71%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Sector Rotation Fund

    2005              800        1.40 to        1.43        1,131              -        0.90% to    1.80%       2.97% to     13.65%
    2004              433        1.25 to        1.27          545              -        1.00% to    1.80%       8.72% to     11.33%
    2003(28)          645        1.15 to        1.15          743              -        1.00% to    1.80%       0.92% to     15.29%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Scudder VIT Equity 500 Index Fund - Class A

    2005            7,371        1.04 to        1.18        8,489          1.52%        0.90% to    1.80%      (0.77%)to      3.74%
    2004            8,357        1.07 to        1.14        9,335          1.06%        0.90% to    1.80%       8.60% to      9.60%
    2003            7,498        0.98 to        1.04        7,699          1.07%        0.90% to    1.80%       6.19% to     27.00%
    2002            3,744        0.78 to        0.82        3,047          3.21%        0.90% to    1.80%     (24.72%)to      3.75%
    2001(16)          152        1.05 to        1.05          161              -        1.25% to    1.25%      (0.05%)to     (0.05%)

Technology Portfolio - Class I

    2005            8,524        0.27 to        0.83        2,616              -        0.90% to    1.80%      (2.07%)to     (1.17%)
    2004           11,782        0.27 to        0.84        3,582              -        0.90% to    1.80%      (3.41%)to     (2.53%)
    2003           17,075        0.28 to        0.86        5,292              -        0.90% to    1.80%      22.09% to     46.44%
    2002           16,967        0.19 to        0.59        3,549          0.01%        0.90% to    1.80%     (49.67%)to      0.46%
    2001(8)        19,355        0.38 to        0.68        7,892              -        0.90% to   1.375%     (52.06%)to    (32.45%)

Templeton Developing Markets Securities Fund - Class 1

    2005              836        1.18 to        1.18          987          1.45%       1.375% to   1.375%      26.01% to     26.01%
    2004              969        0.94 to        0.94          907          1.93%       1.375% to   1.375%      23.12% to     23.12%
    2003              958        0.76 to        0.76          729          1.28%       1.375% to   1.375%      51.63% to     51.63%
    2002              967        0.50 to        0.50          485          1.57%       1.375% to   1.375%      (1.34%)to     (1.34%)
    2001            1,375        0.51           0.51          699          0.22%       1.375% to   1.375%      (9.36%)to     (9.36%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Developing Markets Securities Fund - Class 2

    2005            1,627        1.11 to        2.49        1,955          1.29%        0.90% to   1.375%      25.68% to     26.28%
    2004            1,954        0.88 to        1.98        1,841          1.84%        0.90% to   1.375%      23.00% to     23.59%
    2003            2,300        0.71 to        1.61        1,744          1.22%        0.90% to   1.375%      50.89% to     51.62%
    2002            2,791        0.47 to        1.07        1,391          1.40%        0.90% to   1.375%      (1.52%)to     (1.05%)
    2001(21)        3,699        0.48 to        1.09        1,869          0.86%        0.90% to   1.375%      (9.36%)to     (2.67%)

Templeton Foreign Securities Fund - Class 1

    2005            8,549        2.90 to        2.90       24,800          1.31%       1.375% to   1.375%       8.96% to      8.96%
    2004            9,841        2.66 to        2.66       26,200          1.15%       1.375% to   1.375%      17.24% to     17.24%
    2003           11,447        2.27 to        2.27       25,994          1.95%       1.375% to   1.375%      30.73% to     30.73%
    2002           14,467        1.74 to        1.74       25,130          1.76%       1.375% to   1.375%     (19.53%)to    (19.53%)
    2001           17,343        2.16 to        2.16       37,436          3.09%       1.375% to   1.375%     (16.92%)to    (16.92%)

Templeton Foreign Securities Fund - Class 2

    2005            5,477        1.14 to        1.51        7,805          1.18%        0.90% to    1.80%       8.19% to      9.18%
    2004            5,619        1.05 to        1.39        7,374          1.09%        0.90% to    1.80%      16.40% to     17.46%
    2003            6,569        0.89 to        1.18        7,460          1.75%        0.90% to    1.80%      29.84% to     31.02%
    2002            6,889        0.68 to        0.91        6,021          1.59%        0.90% to    1.80%     (23.00%)to      0.74%
    2001(13)        7,020        0.85 to        1.13        7,578          2.96%        0.90% to    1.40%     (17.16%)to     (6.10%)

Templeton Global Asset Allocation Fund - Class 1

    2005            9,444        4.25 to        4.25       40,153          3.93%       1.375% to   1.375%       2.43% to      2.43%
    2004           10,430        4.15 to        4.15       43,296          2.98%       1.375% to   1.375%      14.34% to     14.34%
    2003           12,143        3.63 to        3.63       44,085          2.80%       1.375% to   1.375%      30.49% to     30.49%
    2002           14,059        2.78 to        2.78       39,114          1.92%       1.375% to   1.375%      (5.48%)to     (5.48%)
    2001           17,827        2.94 to        2.94       52,499          1.43%       1.375% to   1.375%     (10.96%)to    (10.96%)

Templeton Global Asset Allocation Fund - Class 2

    2005            1,388        1.32 to        1.72        2,354          3.69%        0.90% to   1.375%       2.13% to      2.63%
    2004            1,703        1.29 to        1.69        2,819          2.85%        0.90% to   1.375%      14.13% to     14.68%
    2003            2,259        1.12 to        1.48        3,282          2.60%        0.90% to   1.375%      30.14% to     30.77%
    2002            2,688        0.86 to        1.13        2,995          1.77%        0.90% to   1.375%      (5.70%)to     (5.25%)
    2001(14)        3,334        0.91 to        1.20        3,945          1.30%        0.90% to   1.375%     (11.19%)to      4.97%

Templeton Global Income Securities Fund - Class 1

    2005            1,794        2.75 to        2.75        4,926          6.27%       1.375% to   1.375%      (4.24%)to     (4.24%)
    2004            1,816        2.87 to        2.87        5,209         11.48%       1.375% to   1.375%      13.51% to     13.51%
    2003            2,066        2.53 to        2.53        5,221          7.82%       1.375% to   1.375%      21.03% to     21.03%
    2002            2,184        2.09 to        2.09        4,560          1.14%       1.375% to   1.375%      19.77% to     19.77%
    2001            2,527        1.74 to        1.74        4,405          3.59%       1.375% to   1.375%       1.13% to      1.13%

Templeton Growth Securities Fund - Class 1

    2005           18,989        4.69 to        4.69       89,055          1.23%       1.375% to   1.375%       7.56% to      7.56%
    2004           21,936        4.36 to        4.36       95,644          1.27%       1.375% to   1.375%      14.65% to     14.65%
    2003           24,992        3.80 to        3.80       95,043          1.68%       1.375% to   1.375%      30.80% to     30.80%
    2002           29,377        2.91 to        2.91       85,413          2.37%       1.375% to   1.375%     (19.44%)to    (19.44%)
    2001           35,206        3.61 to        3.61      127,068          2.05%       1.375% to   1.375%      (2.35%)to     (2.35%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Growth Securities Fund - Class 2

    2005            6,452        1.27 to        1.84       11,040          1.13%        0.90% to    1.80%       6.91% to      7.89%
    2004            6,773        1.18 to        1.70       10,850          1.20%        0.90% to    1.80%      10.17% to     14.98%
    2003            6,621        1.03 to        1.48        9,362          1.54%        0.90% to    1.80%      20.24% to     30.95%
    2002            6,439        0.79 to        1.13        7,078          2.27%        0.90% to    1.80%     (22.75%)to    (15.74%)
    2001(11)        5,407        0.98 to        1.41        7,437         17.22%        0.90% to   1.375%      (2.67%)to      1.45%

Wanger International Select

    2005            2,933        1.20 to        2.12        5,880          1.98%        0.90% to    1.80%       9.93% to     15.38%
    2004            2,798        1.04 to        1.84        4,901          0.31%        0.90% to    1.80%      22.10% to     23.22%
    2003            2,641        0.85 to        1.50        3,837          0.30%        0.90% to    1.80%      38.70% to     39.97%
    2002            2,556        0.61 to        1.08        2,676              -        0.90% to    1.80%     (16.46%)to      2.51%
    2001(20)        3,084        0.72 to        1.29        3,830          0.13%        0.90% to   1.375%     (27.63%)to     (9.80%)

Wanger International Small Cap

    2005           14,620        1.17 to        4.66       61,175          1.09%        0.90% to    1.80%       0.65% to     20.44%
    2004           17,402        1.24 to        3.88       62,137          0.73%        0.90% to    1.80%      27.93% to     29.10%
    2003           20,735        0.96 to        3.02       58,545          0.33%        0.90% to    1.80%       1.89% to     47.53%
    2002           24,245        0.65 to        2.05       47,038              -        0.90% to    1.80%     (21.93%)to    (14.61%)
    2001           29,763        0.76 to        2.41       68,019              -        0.90% to    1.40%     (23.70%)to     (7.16%)

Wanger Select

    2005            3,368        1.50 to        2.42        7,538              -        0.90% to    1.80%       8.51% to      9.50%
    2004            3,449        1.39 to        2.22        7,128              -        0.90% to    1.80%      14.29% to     18.23%
    2003            3,532        1.16 to        1.89        6,222              -        0.90% to    1.80%       8.09% to     40.86%
    2002            3,421        0.82 to        1.46        4,740              -        0.90% to    1.65%      (9.71%)to      5.10%
    2001(21)        3,349        1.08 to        1.61        5,165              -        0.90% to    1.40%       5.04% to     15.73%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005           24,888        1.46 to        4.34       88,820              -        0.90% to    1.80%       9.26% to     10.26%
    2004           30,949        1.34 to        3.94      103,301              -        0.90% to    1.80%       9.63% to     17.27%
    2003           38,326        1.16 to        3.36      112,548              -        0.90% to    1.80%      40.65% to     41.93%
    2002           45,751        0.82 to        2.37       96,875              -        0.90% to    1.80%     (19.62%)to      1.66%
    2001(10)       55,558        1.01 to        2.88      145,432          0.07%        0.90% to    1.40%      (4.08%)to     10.27%









(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.

(4) From inception January 26, 2001 to December 31, 2001.          (20) From inception March 26, 2001 to December 31, 2001.
(5) From inception January 30, 2001 to December 31, 2001.          (21) From inception March 27, 2001 to December 31, 2001.
(6) From inception January 31, 2001 to December 31, 2001.          (22) From inception March 28, 2001 to December 31, 2001.
(7) From inception February 1, 2001 to December 31, 2001.          (23) From inception April 4, 2001 to December 31, 2001.
(8) From inception February 2, 2001 to December 31, 2001.          (24) From inception May 3, 2001 to December 31, 2001.
(9) From inception February 15, 2001 to December 31, 2001.         (25) From inception July 23, 2001 to December 31, 2001.
(10) From inception February 20, 2001 to December 31, 2001.        (26) From inception November 19, 2001 to December 31, 2001.
(11) From inception February 22, 2001 to December 31, 2001.        (27) From inception August 12, 2002 to December 31, 2002.
(12) From inception February 27, 2001 to December 31, 2001.        (28) From inception June 2, 2003 to December 31, 2003.
(13) From inception March 2, 2001 to December 31, 2001.            (29) From inception June 3, 2003 to December 31, 2003.
(14) From inception March 5, 2001 to December 31, 2001.            (30) From inception July 1, 2003 to December 31, 2003.
(15) From inception March 8, 2001 to December 31, 2001.            (31) From inception October 23, 2003 to December 31, 2003.
(16) From inception March 11, 2001 to December 31, 2001.           (32) From inception December 3, 2004 to December 31, 2004.
(17) From inception March 14, 2001 to December 31, 2001.           (33) From inception April 20, 2005 to December 31, 2005.
(18) From inception March 19, 2001 to December 31, 2001.           (34) From inception April 29, 2005 to December 31, 2005.
(19) From inception March 23, 2001 to December 31, 2001.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $1,441,367 and $1,618,126 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 2.25% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $15,143,813. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619 including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



[LOGO]PricewaterhouseCoopers

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/S/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 24, 2006

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2005 and 2004...............................................        F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2005, 2004 and 2003....................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-40

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2005 AND 2004


                                                                                                    2005           2004
                                                                                               -------------- --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  13,402.6    $  13,473.6
Available-for-sale equity securities, at fair value.........................................          169.6          160.2
Trading equity securities, at fair value....................................................           --             87.3
Mortgage loans, at unpaid principal balances................................................          128.6          207.9
Venture capital partnerships, at equity in net assets.......................................          145.1          255.3
Policy loans, at unpaid principal balances..................................................        2,245.0        2,196.7
Other invested assets.......................................................................          308.6          367.5
                                                                                               -------------- --------------
                                                                                                   16,399.5       16,748.5
Available-for-sale debt and equity securities pledged as collateral.........................          304.4        1,278.8
                                                                                               -------------- --------------
Total investments...........................................................................       16,703.9       18,027.3
Cash and cash equivalents...................................................................          225.6          324.0
Accrued investment income...................................................................          225.8          222.3
Premiums, accounts and notes receivable.....................................................          183.3          163.7
Deferred policy acquisition costs...........................................................        1,546.7        1,388.1
Intangible assets...........................................................................            0.6            0.6
Goodwill....................................................................................            4.5            4.5
Other assets................................................................................          128.3          157.1
Separate account assets.....................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL ASSETS................................................................................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,246.2    $  13,132.3
Policyholder deposit funds..................................................................        3,060.7        3,492.4
Indebtedness................................................................................          204.1          204.1
Deferred income taxes.......................................................................           31.7           21.5
Other liabilities...........................................................................          336.8          334.6
Non-recourse collateralized obligations.....................................................          389.9        1,355.2
Separate account liabilities................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL LIABILITIES...........................................................................       24,991.6       25,490.4
                                                                                               -------------- --------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           10.5           47.5
                                                                                               -------------- --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings (accumulated deficit).....................................................           12.4          (73.4)
Accumulated other comprehensive income......................................................            1.5           48.5
                                                                                               -------------- --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,738.8        1,700.0
                                                                                               -------------- --------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

REVENUES:
Premiums.....................................................................   $     928.7    $     990.6    $   1,042.2
Insurance and investment product fees........................................         314.8          294.7          279.8
Investment income, net of expenses...........................................       1,092.5        1,068.0        1,098.2
Unrealized gain on trading equity securities.................................          --             85.9           --
Net realized investment losses...............................................         (53.2)          (2.0)         (98.0)
                                                                               -------------- -------------- --------------
TOTAL REVENUES...............................................................       2,282.8        2,437.2        2,322.2
                                                                               -------------- -------------- --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,376.7        1,422.2        1,454.0
Policyholder dividends.......................................................         364.4          404.7          418.8
Policy acquisition cost amortization.........................................          99.6          110.0           94.0
Interest expense on indebtedness.............................................          14.7           12.8           12.2
Interest expense on non-recourse collateralized obligations..................          29.4           33.6           48.9
Other operating expenses.....................................................         236.5          259.9          253.2
                                                                               -------------- -------------- --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,121.3        2,243.2        2,281.1
                                                                               -------------- -------------- --------------
Income from continuing operations
  before income taxes and minority interest..................................         161.5          194.0           41.1
Applicable income taxes......................................................          39.9           59.7            3.9
                                                                               -------------- -------------- --------------
Income from continuing operations before minority interest...................         121.6          134.3           37.2
Minority interest in net income of subsidiaries..............................          (0.7)          (0.1)          (0.5)
Equity in undistributed losses of affiliates.................................          --            (10.4)          (1.8)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
                                                                               ============== ============== ==============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      73.9    $     131.3    $     170.5
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

OPERATING ACTIVITIES:
Income from continuing operations............................................   $     120.9    $     123.8    $      34.9
Proceeds from sale of trading equity securities..............................         129.7           --             --
Unrealized gain on trading equity securities.................................          --            (85.9)          --
Net realized investment losses...............................................          53.2            2.0           98.0
Amortization and depreciation................................................           6.9           12.7           16.2
Investment gains.............................................................        (129.9)         (73.6)         (81.6)
Equity in losses of affiliates...............................................          --             17.2           --
Deferred income taxes........................................................          38.2           65.7            4.0
Decrease (increase) in receivables...........................................         (18.6)          37.8          (20.9)
Deferred policy acquisition costs increase...................................         (88.1)         (54.7)        (111.5)
Increase in policy liabilities and accruals..................................         327.6           60.1          469.6
Other assets and other liabilities net change................................          22.8          (44.6)         (16.4)
                                                                               -------------- -------------- --------------
Cash from continuing operations..............................................         462.7           60.5          392.3
Discontinued operations, net.................................................           5.4           16.1          (34.3)
                                                                               -------------- -------------- --------------
CASH FROM OPERATING ACTIVITIES...............................................         468.1           76.6          358.0
                                                                               -------------- -------------- --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,852.4)      (4,159.6)      (5,611.5)
Investment sales, repayments and maturities..................................       4,801.7        4,213.8        4,417.2
Debt and equity securities pledged as collateral purchases...................          --            (17.2)         (56.9)
Debt and equity securities pledged as collateral sales.......................         956.0           97.0          171.5
Subsidiary sales.............................................................          10.7            6.6           --
Premises and equipment additions.............................................         (25.1)          (7.9)         (19.6)
Premises and equipment dispositions..........................................          17.3           26.4           --
Discontinued operations, net.................................................           1.2           --             (6.7)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         909.4          159.1       (1,106.0)
                                                                               -------------- -------------- --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         609.6          917.3        1,334.2
Policyholder deposit fund withdrawals........................................      (1,041.3)      (1,067.6)      (1,087.2)
Other indebtedness proceeds..................................................          --            171.6           --
Indebtedness repayments......................................................          --           (155.2)          --
Collateralized obligations proceeds..........................................          --             --             --
Collateralized obligations repayments........................................      (1,009.1)         (90.8)         (99.6)
Common stock dividends paid..................................................         (35.1)         (69.7)         (44.5)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................      (1,475.9)        (294.4)         102.9
                                                                               -------------- -------------- --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (98.4)         (58.7)        (645.1)
Cash and cash equivalents, beginning of year.................................         324.0          382.7        1,027.8
                                                                               -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     225.6    $     324.0    $     382.7
                                                                               ============== ============== ==============

Included in cash and cash equivalents above is cash pledged as collateral of $15.2 million, $61.0 million and $72.0 million at December 31, 2005, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     120.9    $     123.8    $      34.9
Common stock dividends declared..............................................         (35.1)         (69.7)         (44.5)
Other equity adjustments.....................................................          --             --              0.7

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          38.8           61.6          126.7
Stockholder's equity, beginning of year......................................       1,700.0        1,638.4        1,511.7
                                                                               -------------- -------------- --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,738.8    $   1,700.0    $   1,638.4
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes.

ACCOUNTING CHANGES

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our consolidated financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS

Aberdeen Asset Management, PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC, or Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 3 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we closed the sale of our interest in Lombard International Assurance S.A., or Lombard, to Friends Provident plc, or Friends Provident, for common shares in Friends Provident valued at $59.0 million. In connection with our disposition of Lombard, we entered into a total return swap agreement with a third party, which was settled with cash proceeds of $59.0 million on April 1, 2005 in exchange for all of our shares in Friends Provident.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


2.   LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
     o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:
($ amounts in millions)                                                               YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
                                                                                2005           2004           2003
                                                                           -------------- -------------- --------------

Direct premiums........................................................     $     994.7    $   1,043.3    $   1,092.1
Premiums assumed from reinsureds.......................................            14.0           13.8           15.5
Premiums ceded to reinsurers...........................................           (80.0)         (66.5)         (65.4)
                                                                           -------------- -------------- --------------
PREMIUMS...............................................................     $     928.7    $     990.6    $   1,042.2
                                                                           ============== ============== ==============
Percentage of amount assumed to net premiums...........................             1.5%           1.4%           1.5%
                                                                           ============== ============== ==============

Direct policy benefits incurred........................................     $     440.1    $     416.3    $     402.9
Policy benefits assumed from reinsureds................................             8.2            3.9           13.5
Policy benefits ceded to reinsurers....................................           (56.4)         (52.9)         (56.9)
                                                                           -------------- -------------- --------------
POLICY BENEFITS........................................................     $     391.9    $     367.3    $     359.5
                                                                           ============== ============== ==============

Direct life insurance in force.........................................     $ 133,990.2    $ 126,367.9    $ 120,931.3
Life insurance in force assumed from reinsureds........................         1,810.5        1,759.5        1,837.3
Life insurance in force ceded to reinsurers............................       (83,144.7)     (80,040.1)     (77,222.3)
                                                                           -------------- -------------- --------------
LIFE INSURANCE IN FORCE................................................     $  52,656.0    $  48,087.3    $  45,546.3
                                                                           ============== ============== ==============
Percentage of amount assumed to net insurance in force.................             3.4%           3.7%           4.0%
                                                                           ============== ============== ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $984.8 million, $1,054.9 million and $1,094.5 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003.

Irrevocable letters of credit aggregating $50.8 million at December 31, 2005 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Direct acquisition costs deferred excluding acquisitions.....................   $     187.7    $     164.7    $     205.5
Acquisition costs recognized in Valley Forge Life acquisition................                         --             --
Costs amortized to expenses:
  Recurring costs related to operations......................................        (114.3)        (110.4)         (98.1)
  Credit related to realized investment gains or losses......................          14.7            0.4            4.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          70.5            7.7           12.4
                                                                               -------------- -------------- --------------
Change in deferred policy acquisition costs..................................         158.6           62.4          123.9
Deferred policy acquisition costs, beginning of year.........................       1,388.1        1,325.7        1,201.8
                                                                               -------------- -------------- --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,546.7    $   1,388.1    $   1,325.7
                                                                               ============== ============== ==============

During 2005, we benefited from an adjustment, or "unlocking," of assumptions primarily related to DAC. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased DAC amortization by $28.1 million for a net increase in pre-tax income of $23.8 million in the second quarter. However, this initial increase was partially offset by a resulting increase in DAC amortization of $5.8 million during the latter half of the year.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $82.1 million and $123.5 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $10.7 million and $9.1 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 30.7% and 35.6% of the face value of total individual life insurance in force at December 31, 2005 and 2004, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2% to 10% as of December 31, 2005, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ amounts in millions)                                                        -----------------------------
                                                                                    2005           2004        INCEPTION
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $   6,992.0    $   6,949.6    $   4,773.1
Equity securities............................................................          95.4           90.8           --
Mortgage loans...............................................................         109.9          181.9          399.0
Venture capital partnerships.................................................          73.4           52.4           --
Policy loans.................................................................       1,349.2        1,363.4        1,380.0
Other invested assets........................................................          69.3           60.0           --
                                                                               -------------- -------------- --------------
Total closed block investments...............................................       8,689.2        8,698.1        6,552.1
Cash and cash equivalents....................................................          87.0          100.5           --
Accrued investment income....................................................         118.2          118.8          106.8
Receivables..................................................................          40.9           32.7           35.2
Deferred income taxes........................................................         328.0          359.7          389.4
Other closed block assets....................................................          24.9           24.0            6.2
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,288.2        9,333.8        7,089.7
                                                                               -------------- -------------- --------------
Policy liabilities and accruals..............................................       9,815.8        9,686.9        8,301.7
Policyholder dividends payable...............................................         338.9          365.5          325.1
Policyholder dividend obligation.............................................         334.1          535.9           --
Other closed block liabilities...............................................          53.8           41.5           12.3
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,542.6       10,629.8        8,639.1
                                                                               -------------- -------------- --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,254.4    $   1,296.0    $   1,549.4
                                                                               ============== ============== ==============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                      CUMULATIVE                   DECEMBER 31,
($ amounts in millions)                                              FROM      --------------------------------------------
                                                                  INCEPTION         2005           2004           2003
                                                                -------------- -------------- -------------- --------------

Premiums.....................................................    $   6,052.4    $     881.6    $     932.8    $   1,000.1
Net investment income........................................        3,327.7          556.5          560.0          573.1
Net realized investment losses...............................         (113.0)         (21.9)          (2.0)          (9.4)
                                                                -------------- -------------- -------------- --------------
TOTAL REVENUES...............................................        9,267.1        1,416.2        1,490.8        1,563.8
                                                                -------------- -------------- -------------- --------------
Policy benefits, excluding dividends.........................        6,347.7          980.1        1,007.1        1,058.0
Other operating expenses.....................................           66.5            8.6            8.9           10.0
                                                                -------------- -------------- -------------- --------------
Total benefits and expenses,
  excluding policyholder dividends...........................        6,414.2          988.7        1,016.0        1,068.0
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income
  before dividends and income taxes..........................        2,852.9          427.5          474.8          495.8
Policyholder dividends.......................................        2,363.9          363.7          403.9          419.4
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income before income taxes......          489.0           63.8           70.9           76.4
Applicable income taxes......................................          171.4           22.2           24.7           26.8
                                                                -------------- -------------- -------------- --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     317.6    $      41.6    $      46.2    $      49.6
                                                                ============== ============== ============== ==============

Policyholder dividends provided through earnings.............    $   2,409.1    $     363.7    $     403.9    $     419.4
Policyholder dividends provided through
  other comprehensive income.................................          241.6         (194.9)           3.8          (45.5)
                                                                -------------- -------------- -------------- --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,650.7          168.8          407.7          373.9
POLICYHOLDER DIVIDENDS PAID..................................       (2,302.8)        (397.2)        (395.3)        (395.6)
                                                                -------------- -------------- -------------- --------------
Change in policyholder dividend liabilities..................          347.9         (228.4)          12.4          (21.7)
Policyholder dividend liabilities, beginning of period.......          325.1          901.4          889.0          910.7
                                                                -------------- -------------- -------------- --------------
Policyholder dividend liabilities, end of period.............          673.0          673.0          901.4          889.0
  Less:  Policyholder dividends payable, end of period.......         (338.9)        (338.9)         365.5          369.8
                                                                -------------- -------------- -------------- --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     334.1    $     334.1    $     535.9    $     519.2
                                                                ============== ============== ============== ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT SECURITIES:                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

U.S. government and agency...................................    $     736.8    $     699.9    $     676.4    $     622.7
State and political subdivision..............................          365.0          344.2          446.5          413.7
Foreign government...........................................          333.9          298.8          314.8          284.0
Corporate....................................................        7,450.3        7,322.2        7,365.4        7,040.7
Mortgage-backed..............................................        3,276.0        3,241.2        3,253.4        3,122.9
Other asset-backed...........................................        1,240.6        1,224.6        1,417.1        1,405.0
                                                                -------------- -------------- -------------- --------------
DEBT SECURITIES..............................................    $  13,402.6    $  13,130.9    $  13,473.6    $  12,889.0
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $   6,992.0    $    6,748.4   $   6,949.6    $    6,515.2
                                                                ============== ============== ============== ==============


FAIR VALUE AND COST OF EQUITY SECURITIES:                                           AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Lombard International Assurance, S.A.........................    $      --      $      --      $      43.3    $      43.3
Other equity securities......................................          169.6          151.2          116.9          101.1
                                                                -------------- -------------- -------------- --------------
EQUITY SECURITIES............................................    $     169.6    $     151.2    $     160.2    $     144.4
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $      95.4    $      82.5    $      90.8    $      78.3
                                                                ============== ============== ============== ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal & Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

UNREALIZED GAINS AND LOSSES FROM                                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                     -------------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ------------------------------ ------------------------------
                                                                     GAINS          LOSSES          GAINS         LOSSES
                                                                --------------- -------------- -------------- ---------------

U.S. government and agency...................................    $      41.4     $     (4.5)    $     55.4     $     (1.7)
State and political subdivision..............................           23.0           (2.2)          34.4           (1.6)
Foreign government...........................................           36.0           (0.9)          31.1           (0.3)
Corporate....................................................          219.2          (91.1)         364.2          (39.5)
Mortgage-backed..............................................           71.0          (36.2)         137.0           (6.5)
Other asset-backed...........................................           25.4           (9.4)          32.4          (20.3)
                                                                --------------- -------------- -------------- ---------------
Debt securities gains and losses.............................    $     416.0     $   (144.3)    $    654.5     $    (69.9)
                                                                =============== ============== ============== ===============
DEBT SECURITIES NET GAINS....................................    $     271.7                    $    584.6
                                                                ===============                ==============

Equity securities gains and losses...........................    $      20.4     $     (2.0)    $     19.1     $     (3.3)
                                                                =============== ============== ============== ===============
EQUITY SECURITIES NET GAINS..................................    $      18.4                    $     15.8
                                                                ===============                ==============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE        LOSSES
                                            ------------ ------------- ------------- ------------- ------------- ------------
DEBT SECURITIES
U.S. government and agency................   $    177.6    $     (3.2)   $    47.9    $     (1.3)   $    225.5    $    (4.5)
State and political subdivision...........         40.0          (1.0)        37.3          (1.2)         77.3         (2.2)
Foreign government........................         41.1          (0.6)        10.6          (0.3)         51.7         (0.9)
Corporate.................................      2,599.5         (59.5)       790.7         (31.6)      3,390.2        (91.1)
Mortgage-backed...........................      1,507.4         (26.8)       326.4          (9.4)      1,833.8        (36.2)
Other asset-backed........................        309.2          (4.6)       205.4          (4.8)        514.6         (9.4)
                                            ------------- ------------- ------------ ------------- ------------- ------------
DEBT SECURITIES...........................   $  4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $  6,093.1    $  (144.3)
COMMON STOCK..............................         46.8          (2.0)        --            --            46.8         (2.0)
                                            ------------- ------------- ------------ ------------- ------------- ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $  6,139.9    $  (146.3)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,058.4    $    (44.2)   $   340.0    $    (16.3)   $  2,398.4    $   (60.5)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $  3,741.5    $   (85.8)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    147.8    $     (8.4)   $   106.0    $     (5.5)   $    253.8    $   (13.9)
                                            ============= ============= ============ ============= ============= ============

AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.6)                $     (1.4)                 $    (4.0)
                                                          =============              =============               ============

These securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                  --------------------------------------------------------------------------------
($ amounts in millions)                          LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                             --------------------------- -------------------------- -------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ------------ ------------- ------------ -------------- ------------ ------------
DEBT SECURITIES
U.S. government and agency................    $     85.6   $     (1.4)   $      4.9   $     (0.3)   $     90.5   $    (1.7)
State and political subdivision...........          41.6         (1.2)          9.0         (0.4)         50.6        (1.6)
Foreign government........................          --           --            10.6         (0.3)         10.6        (0.3)
Corporate.................................       1,212.6        (16.1)        418.8        (23.4)      1,631.4       (39.5)
Mortgage-backed...........................         589.4         (4.8)        113.6         (1.7)        703.0        (6.5)
Other asset-backed........................         444.6         (5.3)         96.8        (15.0)        541.4       (20.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
DEBT SECURITIES...........................    $  2,373.8   $    (28.8)   $    653.7   $    (41.1)   $  3,027.5   $   (69.9)
COMMON STOCK..............................          15.3         (2.4)          5.4         (0.9)         20.7        (3.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $  2,389.1   $    (31.2)   $    659.1   $    (42.0)   $  3,048.2   $   (73.2)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $    702.0   $    (10.7)   $    347.9   $    (16.2)   $  1,049.9   $   (26.9)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $  1,687.1   $    (20.5)   $    311.2   $    (25.8)   $  1,998.3   $   (46.3)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     66.8   $     (2.2)   $     68.3   $    (12.2)   $    135.1   $   (14.4)
                                             ============ ============= ============ ============= ============ ============

AFTER OFFSETS FOR DEFERRED ACQUISITION                     $     (0.8)                $     (4.5)                $    (5.3)
  COST ADJUSTMENT AND TAXES...............                =============              =============              ============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                      AS OF DECEMBER 31,
($ amounts in millions)                                          -----------------------------------------------------------
                                                                             2005                          2004
                                                                 ----------------------------- -----------------------------
                                                                    CARRYING                      CARRYING
                                                                      VALUE       FAIR VALUE        VALUE       FAIR VALUE
                                                                 -------------- -------------- -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................     $      39.9    $      38.2    $      81.8    $      82.8
Office buildings.............................................            14.4           13.8           18.0           18.2
Retail stores................................................            62.1           59.5           92.5           93.6
Industrial buildings.........................................            22.8           21.8           25.4           25.7
Other........................................................             0.1            0.1            0.1            0.1
                                                                 -------------- -------------- -------------- --------------
Subtotal.....................................................           139.3          133.4          217.8          220.4
  Less:  Valuation allowances................................           (10.7)          --             (9.9)          --
                                                                 -------------- -------------- -------------- --------------
MORTGAGE LOANS...............................................     $     128.6    $     133.4    $     207.9    $     220.4
                                                                 ============== ============== ============== ==============

Amounts applicable to the closed block.......................     $     109.9    $     105.2    $     181.9    $     184.1
                                                                 ============== ============== ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2005 and 2004 were $8.2 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $10.5 million and $12.9 million as of December 31, 2005 and 2004, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Valuation allowance, beginning of year.......................................   $       9.9    $      12.8    $      15.5
Additions charged to income..................................................           0.8           --              0.8
Deductions for write-offs and disposals......................................          --             (2.9)          (3.5)
                                                                               -------------- -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $      10.7    $       9.9    $      12.8
                                                                               ============== ============== ==============

During the three years ended December 31, 2005, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2005.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry sector index if there has been a material shift in the S&P index, either upward or downward.

NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Net realized gains on partnership cash and stock distributions...............   $      27.0    $      13.7    $      17.4
Net unrealized gains (losses) on partnership investments.....................          (6.6)          14.4           38.2
Partnership operating expenses...............................................           3.4           (2.6)          (6.6)
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $      23.8    $      25.5    $      49.0
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $       9.0    $       6.2    $      12.8
                                                                               ============== ============== ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                           YEAR ENDED DECEMBER 31,
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                    --------------------------------------------
($ amounts in millions)                                                             2005           2004           2003
                                                                               -------------- -------------- --------------

Closed block.................................................................   $      (1.2)   $       1.0    $      --
General account..............................................................         (13.4)           6.8           33.4
                                                                               -------------- -------------- --------------
TOTAL........................................................................   $     (14.6)   $       7.8    $      33.4
                                                                               ============== ============== ==============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Contributions................................................................   $      66.0    $      59.2    $      41.3
Equity in earnings of partnerships...........................................          23.8           25.5           49.0
Distributions................................................................         (94.6)         (64.3)         (43.6)
Proceeds from sale of partnership interests..................................         (91.5)          --            (26.1)
Realized loss on sale of partnership interests...............................         (13.9)          --            (14.3)
                                                                               -------------- -------------- --------------
Change in venture capital partnerships.......................................        (110.2)          20.4            6.3
Venture capital partnership investments, beginning of period.................         255.3          234.9          228.6
                                                                               -------------- -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     145.1    $     255.3    $     234.9
                                                                               ============== ============== ==============

AMOUNTS APPLICABLE TO CLOSED BLOCK...........................................   $      73.4    $      52.4    $      38.6
                                                                               ============== ============== ==============

There were $105.1 million and $136.5 million in unfunded commitments outstanding at December 31, 2005 and 2004, respectively. Of these, $91.6 million and $83.0 million were applicable to the closed block.

In 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. We closed the sale of approximately 76% of these funds in 2005. The carrying value of the funds sold in 2005 was $98.8 million. A related pre-tax realized loss of $13.9 million was recognized in 2005.

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $14.3 million.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

We present affiliate debt securities in the available-for-sale debt securities caption. There were no affiliate debt securities held at December 31, 2005 or 2004.

CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                                  AS OF DECEMBER 31, 2003
($ amounts in millions)                                                                        -----------------------------
                                                                                                  CARRYING
                                                                                                    VALUE          COST
                                                                                               -------------- --------------

Aberdeen common stock.......................................................................    $      38.3    $      20.0
Other.......................................................................................            9.2           18.9
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5    $      38.9
                                                                                               ============== ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2004           2003
                                                                                               -------------- --------------

Aberdeen common stock dividends.............................................................    $       3.0    $       2.7
Equity in Aberdeen undistributed loss.......................................................          (21.9)          (2.0)
Other.......................................................................................            1.7           (2.7)
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................    $     (17.2)   $      (2.0)
                                                                                               ============== ==============

Aberdeen convertible notes and bonds........................................................    $       2.0    $       2.5
Aberdeen 5.875% convertible notes...........................................................           --              0.1
                                                                                               -------------- --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................    $       2.0    $       2.6
                                                                                               ============== ==============

There were no earnings from affiliate debt securities during 2005.

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange as compared to our carrying under the equity method, are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Equity in undistributed earnings (losses) of affiliates......................   $      --      $     (12.3)   $       0.5
Unrealized gain on trading securities........................................          --             55.1           --
Realized investment loss.....................................................          (7.0)          --            (55.0)
                                                                               -------------- -------------- --------------
NET INCOME (LOSS)............................................................   $      (7.0)   $      42.8    $     (54.5)
                                                                               ============== ============== ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

OTHER INVESTED ASSETS:                                                                               AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      63.6    $      67.8
Separate account equity investments.........................................................           17.2           40.0
Mezzanine partnerships......................................................................           75.0           61.7
Affordable housing partnerships.............................................................           22.8           23.4
Derivative instruments (Note 12)............................................................            8.6           19.4
Other affiliate investments.................................................................            5.7            8.8
Real estate.................................................................................           64.6           70.1
Other partnership interests.................................................................           51.1           76.3
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     308.6    $     367.5
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      69.3    $      60.0
                                                                                               ============== ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $     797.3    $     774.4    $     767.0
Equity securities............................................................           6.3            3.2            2.1
Mortgage loans...............................................................          20.2           22.5           32.6
Venture capital partnerships.................................................          23.8           25.5           49.0
Affiliate equity securities..................................................          --             --             --
Policy loans.................................................................         165.8          167.1          171.7
Other investments............................................................          47.8           48.8           35.0
Cash and cash equivalents....................................................           6.0            4.4            6.8
                                                                               -------------- -------------- --------------
Total investment income......................................................       1,067.2        1,045.9        1,064.2
  Less:  Investment expenses.................................................           8.6           18.0           18.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,058.6        1,027.9        1,046.0
Debt and equity securities pledged as collateral (Note 7)....................          33.9           40.1           52.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,092.5    $   1,068.0    $   1,098.2
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $     556.5    $     560.0    $     573.1
                                                                               ============== ============== ==============

For 2005, 2004 and 2003, net investment income was lower by $15.4 million, $9.5 million and $10.4 million, respectively, due to non-income producing debt securities. Of these amounts, $12.1 million, $5.8 million and $5.5 million, respectively, related to the closed block.

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security impairments....................................................   $     (31.2)   $     (15.5)   $     (76.1)
Equity security impairments..................................................          (2.1)          (1.5)          (4.3)
Mortgage loan impairments....................................................          (0.8)          --             (4.1)
Venture capital partnership impairments......................................          --             --             (4.6)
Affiliate equity security impairments........................................          --            (11.0)         (96.9)
Other invested asset impairments.............................................          --             (3.3)         (16.5)
Debt and equity securities pledged as collateral impairments.................          (1.2)         (16.6)          (8.3)
                                                                               -------------- -------------- --------------
IMPAIRMENT LOSSES............................................................         (35.3)         (47.9)        (210.8)
                                                                               -------------- -------------- --------------
Debt security transaction gains..............................................          19.2           39.0           93.7
Debt security transaction losses.............................................         (37.2)         (10.6)         (28.9)
Equity security transaction gains............................................           5.8           17.7           58.8
Equity security transaction losses...........................................         (12.5)          (5.9)          (9.2)
Mortgage loan transaction gains (losses).....................................          --              0.2           (1.3)
Venture capital partnership transaction losses...............................         (13.9)          --             (9.7)
Affiliate equity security gains..............................................          14.4           --             --
Affiliate equity security losses.............................................         (10.7)          --             --
Real estate transaction losses...............................................          (0.6)          --             --
Debt and equity securities pledged as collateral gains.......................           2.5           --             --
Other invested asset transaction gains.......................................          15.1            5.5            9.4
                                                                               -------------- -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................         (17.9)          45.9          112.8
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------

Net realized investment losses...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------
Applicable closed block policyholder dividend obligation (reduction).........         (12.4)           3.7           (5.9)
Applicable deferred policy acquisition costs (benefit).......................         (14.7)          (0.4)          (4.1)
Applicable deferred income taxes (benefit)...................................           9.2            3.1          (35.6)
                                                                               -------------- -------------- --------------
Offsets to realized investment gains.........................................         (17.9)           6.4          (45.6)
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $     (35.3)   $      (8.4)   $     (52.4)
                                                                               ============== ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million and $5.9 million for 2004 and 2003, respectively. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes.

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $    (313.0)   $     (27.1)   $     (66.1)
Equity securities............................................................           2.6            0.2          (27.7)
Debt and equity securities pledged as collateral.............................         (93.3)           7.8          116.4
Other investments............................................................          (7.5)          --              4.9
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $    (411.2)   $     (19.1)   $      27.5
                                                                               ============== ============== ==============

Net unrealized investment gains (losses).....................................   $    (411.2)   $     (19.1)   $      27.5
                                                                               -------------- -------------- --------------
Applicable policyholder dividend obligation..................................        (194.8)           3.6          (45.5)
Applicable deferred policy acquisition costs.................................         (70.5)          (7.7)         (12.4)
Applicable deferred income tax benefit.......................................         (20.1)          (9.8)          (5.4)
                                                                               -------------- -------------- --------------
Offsets to net unrealized investment gains...................................        (285.4)         (13.9)         (63.3)
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)                             $    (125.8)   $      (5.2)   $      90.8
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................  ============== ============== ==============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security purchases......................................................   $  (4,500.4)   $  (4,052.9)   $  (5,385.4)
Equity security purchases....................................................        (150.8)         (66.3)        (125.4)
Venture capital partnership investments......................................         (65.7)         (59.3)         (41.6)
Other invested asset purchases...............................................         (87.3)         (25.8)         (27.2)
Policy loan advances, net....................................................         (48.3)          44.7          (31.9)
                                                                               -------------- -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,852.4)   $  (4,159.6)   $  (5,611.5)
                                                                               ============== ============== ==============

Debt securities sales........................................................   $   2,925.8    $   2,405.2    $   2,124.7
Debt securities maturities and repayments....................................       1,367.6        1,483.0        1,792.0
Equity security sales........................................................         225.4          111.2          235.7
Mortgage loan maturities and principal repayments............................          79.2           77.2          180.3
Venture capital partnership capital distributions............................         185.9           59.4           54.2
Affiliate securities sales...................................................          --              1.0           --
Real estate and other invested assets sales..................................          17.8           76.8           30.3
                                                                               -------------- -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,801.7    $   4,213.8    $   4,417.2
                                                                               ============== ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2005.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                             DEBT         LOANS AT
                                                                                 SECURITIES      CARRYING
                                                                                  AT COST          VALUE         TOTAL
                                                                               -------------- -------------- --------------

Due in one year or less......................................................   $     315.8    $      25.0    $     340.8
Due after one year through five years........................................       2,278.8           57.8        2,336.6
Due after five years through ten years.......................................       3,789.4           29.8        3,819.2
Due after ten years..........................................................       6,746.9           16.0        6,762.9
                                                                               -------------- -------------- --------------

TOTAL........................................................................   $  13,130.9    $     128.6    $  13,259.5
                                                                               ============== ============== ==============


4.   GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at least annually. To test for impairments, we calculate the fair value of the reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        -----------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GROSS           NET           GROSS          NET
                                                                -------------- -------------- -------------- --------------

Goodwill.....................................................    $       5.8    $       4.5    $       5.8    $       4.5
Other........................................................            3.2            0.6            3.2            0.6
                                                                -------------- -------------- -------------- --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0    $       5.1    $       9.0    $       5.1
                                                                ============== ============== ============== ==============

No amortization of intangible assets is expected over the next five years.


5.   FINANCING ACTIVITIES

INDEBTEDNESS

We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates.

INDEBTEDNESS:                                                                         AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                   CARRYING         FAIR         CARRYING        FAIR
                                                                     VALUE          VALUE          VALUE         VALUE
                                                                -------------- -------------- -------------- --------------

6.95% surplus notes..........................................    $      30.2    $      30.7    $      30.2    $      34.4
7.15% surplus notes..........................................          173.9          183.4          173.9          174.8
                                                                -------------- -------------- -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     204.1    $     214.1    $     204.1    $     209.2
                                                                ============== ============== ============== ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, The Phoenix Companies, Inc. entered into a $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. Phoenix Investment Partners has taken a $25 million draw on this facility at the Eurodollar rate.

INTEREST EXPENSE ON INDEBTEDNESS:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.7    $      12.8    $      12.2
                                                                               ============== ============== ==============
INTEREST PAID................................................................   $      14.6    $      12.6    $      12.2
                                                                               ============== ============== ==============


6.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7.   INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management serves as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the two in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $2.5 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $8.8 million, $8.0 million and $10.4 million during the years ended December 31, 2005, 2004 and 2003, respectively. These advisory fees are either recorded as investment product fees for unconsolidated trusts or reflected as investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest related to third-party equity investments for consolidated trusts on our consolidated statement of income. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $45.5 million at December 31, 2005 ($0.0 million of which relates to trusts that are consolidated). Of that exposure, $34.3 million ($0.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd., or Mistic, which was redeemed during the third quarter of 2005. Upon redemption, this issue was liquidated and the remaining assets of the trust, in excess of remaining liabilities, were distributed to the trust's equity investors, including us, pro rata based upon the amounts originally invested. Liquidation of this trust resulted in a reduction to zero of all of our assets, liabilities and accumulated other comprehensive income associated with this trust, with our share of the residual balance recorded to earnings. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on our balance sheet.

We consolidated two collateralized obligation trusts as of December 31, 2005 and three as of December 31, 2004 and 2003. As of December 31, 2005, our direct investment in the two consolidated collateralized obligation trusts is $0.0 million. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $5.0 million, $3.4 million and $3.6 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to these consolidated obligation trusts.

Six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $2.2 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $45.5 million ($34.3 million of which are investment grade debt securities at December 31, 2005). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $3.9 million, $4.6 million and $6.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                            AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      54.2    $      94.4
Phoenix CDO II..............................................................................          267.8          294.5
Phoenix-Mistic 2002-1 CDO...................................................................           --            967.0
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     322.0    $   1,355.9
                                                                                               ============== ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).........................................................    $      93.1    $     127.3
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          296.8          329.4
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................           --            898.5
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     389.9    $   1,355.2
                                                                                               ============== ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $304.4 million and $1,278.8 million at December 31, 2005 and 2004, respectively. In addition, cash and accrued investment income of $17.6 million and $77.1 million are included in these amounts at December 31, 2005 and 2004, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $371.2 million and $1,253.4 million at December 31, 2005 and 2004, respectively, and non-recourse derivative cash flow hedge liability of $18.7 million (notional amount of $210.8 million with maturity of June 1, 2009) and $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $0.0 million and $37.7 million at December 31, 2005 and 2004, respectively.

Collateralized obligations for which PXP is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

                                                                                            AS OF AND FOR THE
EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Increase (decrease) in net income or (increase) in net loss..................   $       1.3    $     (12.9)   $      (2.4)
                                                                               ============== ============== ==============
Reduction to stockholders' equity............................................   $     (67.9)   $     (67.5)   $     (77.3)
                                                                               ============== ============== ==============

The above non-cash credits (charges) to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                                               AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $     304.1    $     278.9    $   1,276.9    $   1,159.9
Equity securities pledged as collateral......................            0.3            0.3            1.9            0.4
                                                                -------------- -------------- -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     304.4    $     279.2    $   1,278.8    $   1,160.3
                                                                ============== ============== ============== ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                                   AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GAINS         LOSSES          GAINS         LOSSES
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $      35.8    $     (10.6)   $     131.3    $     (14.3)
Equity securities pledged as collateral......................            0.1           (0.1)           1.6           (0.1)
                                                                -------------- -------------- -------------- --------------
TOTAL........................................................    $      35.9    $     (10.7)   $     132.9    $     (14.4)
                                                                ============== ============== ============== ==============
NET UNREALIZED GAINS.........................................    $      25.2                   $     118.5
                                                                ==============                ==============

AGING OF TEMPORARILY IMPAIRED DEBT AND
EQUITY SECURITIES PLEDGED AS COLLATERAL:                               AS OF DECEMBER 31, 2005
($ in millions)                              -----------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS     GREATER THAN 12 MONTHS            TOTAL
                                             ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED     FAIR       UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate                                     $      3.9   $    (1.0)   $     8.8   $     (1.5)   $    12.6    $    (2.5)
Mortgage-backed                                      1.3        (0.1)         9.1         (6.1)        10.4         (6.2)
Other asset-backed                                  --          --            2.2         (1.9)         2.2         (1.9)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES                               $      5.2   $    (1.1)   $    20.1   $     (9.5)   $    25.2    $   (10.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL             --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL                       $      5.2   $    (1.1)   $    20.1   $     (9.6)   $    25.2    $   (10.7)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $10.7 million at December 31, 2005. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $8.7 million at December 31, 2005. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2005.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           -----------------------------------------------------------------------------
AS COLLATERAL:                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS           TOTAL
($ amounts in millions)                      ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES        VALUE       LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate..................................   $     16.2   $    (0.2)   $    25.2   $     (4.0)   $    41.4    $    (4.2)
Mortgage-backed............................         --          --           23.9         (8.3)        23.9         (8.3)
Other asset-backed.........................         --          --           21.0         (1.8)        21.0         (1.8)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES............................   $     16.2   $    (0.2)   $    70.1   $    (14.1)   $    86.3    $   (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2   $    (0.2)   $    70.1   $    (14.2)   $    86.3    $   (14.4)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                 2005
($ in millions)                                                                                                    COST
                                                                                                              --------------

Due in one year or less                                                                                        $       4.8
Due after one year through five years                                                                                 70.7
Due after five years through ten years                                                                                32.6
Due after ten years                                                                                                  170.8
                                                                                                              --------------
TOTAL DEBT SECURITIES                                                                                          $     278.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2005 and 2004 is $0.3 million and $(0.7) million, respectively. See Note 3 to these financial statements for information on realized investment losses related to these CDOs.


8.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $       6.6    $     (12.5)   $       1.5
  Deferred...................................................................          33.3           72.2            2.4
                                                                               -------------- -------------- --------------
  Continuing operations......................................................          39.9           59.7            3.9
  Equity in earnings of affiliates...........................................          --             (6.8)          (0.2)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................          39.9           52.9            3.7
Other comprehensive income...................................................         (22.1)         (14.0)          (2.4)
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      17.8    $      38.9    $       1.3
                                                                               ============== ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $     (14.1)   $       6.0    $       1.3
                                                                               ============== ============== ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     161.5    $     194.0    $      41.1
                                                                               -------------- -------------- --------------
Income taxes at statutory rate of 35.0%......................................          56.5           67.9           14.4
Investment income not subject to tax.........................................          (8.7)         (10.8)          (6.9)
Tax interest recoveries......................................................          (5.3)          --             (1.1)
Historic rehabilitation and other tax credits................................          (2.3)          --             --
Realized losses on available-for-sale securities pledged as collateral.......          (0.5)           4.5            0.9
Other, net...................................................................           0.2           (1.9)          (3.4)
                                                                               -------------- -------------- --------------
INCOME TAXES APPLICABLE TO CONTINUING OPERATIONS.............................   $      39.9    $      59.7    $       3.9
                                                                               ============== ============== ==============


DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ amounts in millions)                                                                                DECEMBER 31,
                                                                                               -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     233.8    $     214.1
Unearned premiums/deferred revenues.........................................................          108.2          118.1
Employee benefits...........................................................................           70.6           73.0
Intangible assets...........................................................................            2.3            2.6
Net operating and capital loss carryover benefits...........................................           25.4           29.9
Historic rehabilitation and other tax credits...............................................           18.7           12.3
Foreign tax credits carryover benefits......................................................            0.1            0.1
Other.......................................................................................            0.6            6.1
Valuation allowance.........................................................................           (1.1)          (1.1)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          458.6          455.1
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (374.1)        (335.6)
Investments.................................................................................         (116.2)        (133.2)
Other.......................................................................................           --             (7.8)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (490.3)        (476.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (31.7)   $     (21.5)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2005 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2005, we had deferred tax assets of $12.9 million and $11.4 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $36.9 million are scheduled to expire between the years 2017 and 2025. The federal capital losses of $32.5 million are scheduled to expire between 2009 and 2010. The state net operating losses of $15.1 million related to the non-life subgroup are scheduled to expire between 2019 and 2024. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2005 and 2004, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2005, the deferred income tax assets of $18.7 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2005, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2005 and 2004 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Investment income not subject to tax for 2005 and 2004 included net tax expense of $1.3 and net tax benefit of $5.7 million, respectively, related to the anticipated resolution of certain tax matters with the IRS.


9.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                               YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005            2004           2003
                                                                               -------------- -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.75%           6.00%          6.50%
Future compensation increase rate............................................       4.00%           3.50%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%         10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%         12.00%

CHANGES IN PENSION PLANS' ASSETS AND                                               YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  -----------------------------------------------------------
($ amounts in millions)                                                EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                     2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      24.5    $      44.3    $      --      $      --
Employer contributions.......................................           27.7            8.9            5.5            5.7
Participant benefit payments.................................          (26.0)         (25.7)          (5.5)          (5.7)
                                                                -------------- -------------- -------------- --------------
Change in plan assets........................................           26.2           27.5           --             --
Plan assets, beginning of year...............................          396.4          368.9           --             --
                                                                -------------- -------------- -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     422.6    $     396.4    $      --      $      --
                                                                ============== ============== ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.7)   $     (36.1)   $      (9.1)   $      (7.0)
Actuarial gain (loss)........................................          (13.3)         (35.5)         (18.3)         (11.2)
Curtailment gain (loss)......................................           --              7.5           --              2.7
Participant benefit payments.................................           26.0           25.7            5.5            5.7
Plan amendments..............................................           --             --             (1.5)          --
                                                                -------------- -------------- -------------- --------------
Change in projected benefit obligation.......................          (24.0)         (38.4)         (23.4)          (9.8)
Projected benefit obligation, beginning of year..............         (499.0)        (460.6)        (134.6)        (124.8)
                                                                -------------- -------------- -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (523.0)   $    (499.0)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============


FUNDED STATUS OF PENSION PLANS:                                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                    2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (16.0)   $     (37.0)   $     (94.0)   $     (86.0)
Additional minimum liability.................................          (54.0)         (41.2)         (45.9)         (40.6)
                                                                -------------- -------------- -------------- --------------
Excess of accumulated benefit obligation over plan assets....          (70.0)         (78.2)        (139.9)        (126.6)
Intangible asset.............................................            7.0            8.0           --             --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           47.0           33.2           45.9           40.6
                                                                -------------- -------------- -------------- --------------
Funding status recognized in balance sheet...................          (16.0)         (37.0)         (94.0)         (86.0)
                                                                -------------- -------------- -------------- --------------
Net unamortized loss.........................................          (77.4)         (57.6)         (66.5)         (52.6)
Unamortized prior service (cost) credit......................           (7.0)          (8.0)           2.5            4.0
                                                                -------------- -------------- -------------- --------------
Funding status unrecognized in balance sheet.................          (84.4)         (65.6)         (64.0)         (48.6)
                                                                -------------- -------------- -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (100.4)   $    (102.6)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============

The Phoenix Companies expects to contribute $1.9 million to the employee pension plan during 2006. The Phoenix Companies made payments totaling $27.7 million to the pension plan during 2005 including $5.7 million toward the estimated 2005 contribution and $22.0 million of additional contributions.

FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                     2005           2004
                                                                                               -------------- --------------

Accrued benefit obligation included in other liabilities....................................    $     (84.9)   $     (88.0)
                                                                                               -------------- --------------
Net unamortized gain........................................................................            6.1           10.3
Unamortized prior service (costs) credits...................................................            6.4            7.4
                                                                                               -------------- --------------
Funding status unrecognized in balance sheet................................................           12.5           17.7
                                                                                               -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (72.4)   $     (70.3)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $6.5 million ($4.2 million after income taxes), $31.8 million ($20.7 million after income taxes) and $5.2 million ($3.2 million after income taxes) in 2005, 2004 and 2003, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.


10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ amounts in millions)                      -------------------------------------------------------------------------------
                                                        2005                      2004                      2003
                                             ------------------------- ------------------------- ---------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------ ------------- ------------ ------------ ------------- ------------

Unrealized gains (losses) on
  investments.............................    $   (435.9)  $   (157.0)   $     23.9   $     17.2   $    140.9    $    164.5
Net realized investment losses on
  available-for-sale securities included
  in net income...........................          24.7         31.2         (43.0)       (22.4)      (113.4)        (73.7)
                                             ------------ ------------- ------------ ------------ ------------- ------------
Net unrealized investment gains...........        (411.2)      (125.8)        (19.1)        (5.2)        27.5          90.8
Net unrealized foreign currency
  translation adjustment .................          (6.0)        (4.0)         (4.6)        (0.6)        11.9           8.2
Net unrealized derivative instruments
  gains (losses)..........................          82.8         82.8          13.1         13.3         35.9          36.6
                                             ------------ ------------- ------------ ------------ ------------- ------------
Other comprehensive income (loss).........        (334.4)  $    (47.0)        (10.6)  $      7.5         75.3    $    135.6
                                             ------------ ============= ------------ ============ ------------- ============
Applicable policyholder dividend
  obligation..............................        (194.8)                       3.6                     (45.5)
Applicable deferred policy acquisition
  cost amortization.......................         (70.5)                      (7.7)                    (12.4)
Applicable deferred income taxes
  (benefit)...............................         (22.1)                     (14.0)                     (2.4)
                                             -------------              -------------             -------------
Offsets to other comprehensive income.....        (287.4)                     (18.1)                    (60.3)
                                             -------------              -------------             -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $    (47.0)                $      7.5                $    135.6
                                             =============              =============             =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ amounts in millions)                                                 ----------------------------------------------------
                                                                                  2005                      2004
                                                                        ------------------------- --------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                        ------------ ------------ ----------- --------------

Unrealized gains on investments....................................      $    307.7   $     26.9   $   718.9   $      152.7
Unrealized foreign currency translation adjustment.................            (0.3)        (0.8)        5.7            3.2
Unrealized losses on derivative instruments........................           (40.4)       (24.6)     (123.2)        (107.4)
                                                                        ------------ ------------ ----------- --------------
Accumulated other comprehensive income.............................           267.0   $      1.5       601.4   $       48.5
                                                                        ------------ ============ ----------- ==============
Applicable policyholder dividend obligation........................           241.5                    436.3
Applicable deferred policy acquisition costs.......................            15.9                     86.4
Applicable deferred income taxes...................................             8.1                     30.2
                                                                        ------------              -----------
Offsets to accumulated other comprehensive income..................           265.5                    552.9
                                                                        ------------              -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $      1.5                $    48.5
                                                                        ============              ===========


11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

DERIVATIVE INSTRUMENTS HELD IN                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ amounts in millions)                                                             2005                     2004
                                                                        -------------------------- -------------------------
                                                NOTIONAL
                                                 AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             -------------- ----------- ------------- ------------ ------------ ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007      $       1.2   $     --     $      2.8   $     --
    Non-hedging derivative instruments....           360       2007              6.6          4.9         16.5         14.0
Other.....................................            75     2008-2014           0.8         --            0.1         --
                                             --------------             ------------- ------------ ------------ ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      465                 $       8.6   $      4.9   $     19.4   $     14.0
                                             ==============             ============= ============ ============ ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2005, 2004 and 2003. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $8.6 million as of December 31, 2005. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          -----------------------------------------------------------
($ amounts in millions)                                                     2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  CARRYING         FAIR         CARRYING         FAIR
                                                                    VALUE          VALUE          VALUE          VALUE
                                                                -------------- -------------- -------------- --------------

Cash and cash equivalents....................................    $     225.6    $     225.6    $     324.0    $     324.0
Debt securities (Note 3).....................................       13,402.6       13,402.6       13,473.6       13,473.6
Available-for-sale equity securities (Note 3)................          169.6          169.6          160.2          160.2
Trading equity securities....................................           --             --             87.3           87.3
Mortgage loans (Note 3)......................................          128.6          133.4          207.9          220.4
Debt and equity securities pledged as collateral (Note 7)....          304.4          304.4        1,278.8        1,278.8
Derivative financial instruments.............................            8.6            8.6           19.4           19.4
Policy loans (Note 3)........................................        2,245.0        2,347.4        2,196.7        2,318.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL ASSETS.............................................    $  16,484.4    $  16,591.6    $  17,747.9    $  17,881.7
                                                                ============== ============== ============== ==============

Investment contracts (Note 2)................................    $   3,060.7    $   3,054.4    $   3,492.4    $   3,510.8
Non-recourse collateralized obligations (Note 7).............          389.9          322.0        1,355.2        1,355.9
Indebtedness (Note 5)........................................          204.1          214.1          204.1          209.2
Derivative financial instruments.............................            4.9            4.9           14.0           14.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL LIABILITIES........................................    $   3,659.6    $   3,595.4    $   5,065.7    $   5,089.9
                                                                ============== ============== ============== ==============


13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     885.5    $     814.6    $     762.9
Asset valuation reserve (AVR)................................................         210.7          213.6          198.6
                                                                               -------------- -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,096.2    $   1,028.2    $     961.5
                                                                               ============== ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     106.2    $      35.1    $      69.7
                                                                               ============== ============== ==============
STATUTORY NET INCOME.........................................................   $      61.0    $      47.1    $      21.5
                                                                               ============== ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2005 and 2004.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $35.1 million in 2005 and is able to pay $88.6 million in dividends in 2006 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $88.6 million in 2006, would be subject to the discretion of the New York Superintendent of Insurance.


14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                                 CARRYING                      CARRYING
                                                                    COST           VALUE          COST           VALUE
                                                                -------------- -------------- -------------- --------------

Real estate..................................................    $     101.1    $      34.9    $     116.0    $      45.7
Equipment....................................................          185.4           34.8          168.7           23.6
                                                                -------------- -------------- --------------
                                                                                                             --------------
Premises and equipment cost and carrying value...............          286.5    $      69.7          284.7    $      69.3
                                                                               ==============                ==============
Accumulated depreciation and amortization....................         (216.8)                       (215.4)
                                                                --------------                --------------
PREMISES AND EQUIPMENT.......................................    $      69.7                   $      69.3
                                                                ==============                ==============

Depreciation and amortization expense for premises and equipment for 2005, 2004 and 2003 totaled $9.2 million, $11.3 million and $16.2 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.4 million, $6.7 million and $11.7 million in 2005, 2004 and 2003, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $34.1 million as of December 31, 2005, payable as follows: 2006, $8.5 million; 2007, $7.8 million; 2008, $6.1 million; 2009, $3.4 million; 2010, $3.1 million; and thereafter, $5.2 million.


15.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.4 million, $8.2 million and $8.2 million for 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0.9 million and $1.1 million, as of December 31, 2005 and 2004, respectively. Variable product separate accounts fees were $1.2 million, $3.2 million and $2.6 million for 2005, 2004 and 2003, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5%, 3% and 3% for the years ended December 31, 2005, 2004 and 2003, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with Phoenix Investment Partners to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $45.3 million, $51.8 million and $51.9 million for 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $5.1 million and $6.0 million, as of December 31, 2005 and 2004, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. During 2005, 2004 and 2003, we incurred $37.6 million, $32.4 million and $25.8 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $1.9 million as of both December 31, 2005 and 2004.


16.  CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Over the past few years, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. Our affiliated companies' asset management products, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

In 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We cooperated fully and have had no further inquiry since filing our response.

In 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including reserves for amounts recoverable from retrocessionaires, were $60.0 million as of December 31, 2005. Our total amounts recoverable from retrocessionaires related to paid losses were $20.0 million as of December 31, 2005. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2005, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed.

We have been involved in disputes relating to the activities of Unicover. Most of the disputes have been resolved by settlement or arbitration. The amounts paid and the results achieved in the settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, including the matter described below, have been resolved. The amounts received and the results achieved in the settlements and arbitration decisions were consistent with the amounts previously reflected in our consolidated financial statements.

As of December 31, 2005, we have resolved a dispute with a retrocessionaire that had been the subject of arbitration initiated by the retrocessionaire in 2000. We had previously received favorable decisions from an arbitration panel and the English Court of Appeals that have resulted in payments by the retrocessionaire totaling $65.0 million, including $50.0 million during 2005. In July 2005, an arbitration panel determined that the retrocessionaire was not liable for certain billings related to a commutation totaling $25.0 million. We were denied permission to appeal this decision. As of December 31, 2005, the retrocessionaire is current in respect of the reinsurance recoverable balance on this contract.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the 1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2005 are adequate with respect to the 1996 and 1997 contract year disputes.


17.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2005, the Company had committed $166.3 million under such investments, of which $64.8 million is expected to be disbursed by December 31, 2006.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $30.2 million at December 31, 2005.

                                                                     [VERSION B]

                                 FREEDOM EDGE(R)

         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHOENIX LIFE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION



HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
PHOENIX LIFE INSURANCE COMPANY                       ANNUITY OPERATIONS DIVISION
One American Row                                                     PO Box 8027
Hartford, Connecticut 06103-2899                Boston, Massachusetts 02266-8027





                                   May 1, 2006


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2006. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company............................................     2

Underwriter...............................................................     2


Servicing Agent...........................................................     2

Performance History.......................................................     2

Calculation of Yield and Return...........................................     6

Calculation of Annuity Payments ..........................................     7

Experts ..................................................................     8


Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.



UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix Life, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by Phoenix.



SERVICING AGENT
--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.

    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:

----------------------------------------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
----------------------------------------------------------
             2003                     $1.7 million
----------------------------------------------------------
             2004                     $2.2 million
----------------------------------------------------------
             2005                     $1.9 million
----------------------------------------------------------



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state).

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for 1 of the quoted periods, the average annual total return quotation will be blank.

                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                               INCEPTION                                                  SINCE
                          SUBACCOUNT                             DATE*        1 YEAR        5 YEARS      10 YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                             3/30/2001       7.04%                                      0.47%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                       5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                              12/1/2004       5.84%                                      6.96%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       6/5/2000      12.57%        -3.16%                       -7.49%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                      10/29/2001       2.95%                                      3.32%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II               7/15/1999       0.34%         3.05%                        3.65%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             7/15/1999       0.96%         5.56%                        2.13%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                            6/5/2000      14.93%         4.78%                        2.95%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                     6/5/2000       7.07%        -1.48%                       -4.18%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                   6/5/2000       3.93%        -5.23%                       -7.39%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                 5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   5/1/2000       8.73%         6.25%                        7.19%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                    5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                               5/1/1997       8.36%         1.66%                        4.55%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                5/1/2000       7.07%         4.32%                        4.59%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                          4/25/2005                                                  7.90%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                           4/20/2005                                                  3.35%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                        4/20/2005                                                  8.19%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                            4/20/2005                                                 13.22%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                         5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                         5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                        5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                           5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund Small Cap/VA                       5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                 12/31/1982       2.00%        -9.07%          0.82%         9.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                   3/2/1998       2.46%        -7.84%                        3.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                                 1/29/1996      -0.50%        -8.69%                        4.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/1990      16.62%         2.36%          6.76%         6.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                     12/20/1999       7.06%        -7.37%                       -7.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                          8/12/2002      13.74%                                     17.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series               7/14/1997       1.98%        -2.34%                        2.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/1995      13.21%        18.72%         14.33%        15.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth & Income Series                         3/2/1998       3.08%        -0.70%                        2.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                       8/15/2000       7.54%        -3.39%                       -6.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series                   9/17/1984       0.11%         1.67%          5.96%         8.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/1982       0.89%         0.17%          1.83%         3.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/1982       0.10%         6.00%          5.18%         7.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series             6/2/2003      -0.31%                                      2.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                          8/12/2002      -2.55%                                      3.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                   8/12/2002       7.30%                                     14.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series              8/12/2002       6.86%                                     12.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                12/20/1999      -0.62%        -0.31%                       -0.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                    8/15/2000      -0.43%        -8.65%                      -15.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  3/2/1998       5.96%        13.62%                        6.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              11/20/2000       5.69%        13.08%                       14.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                              3/2/1998       3.69%        -2.79%                        5.42%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy Portfolio                5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                 5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                5/1/2006
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                  6/2/2003      -6.81%                                     -5.71%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                  6/2/2003       2.25%                                     13.85%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                       6/2/2003      11.84%                                     13.95%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income                                5/1/2006
------------------------------------------------------------------------------------------------------------------------------------



                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Inception                                                 Since
                         Subaccount                              Date*        1 Year        5 Years       10 Years     Inception
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                    2/1/1999       14.52%         3.16%                       10.97%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 5/1/1995       19.53%         8.02%         12.88%        15.06%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                  2/1/1999        8.67%         9.84%                       12.65%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                  5/1/1995        9.42%         9.97%         13.40%        14.01%
-----------------------------------------------------------------------------------------------------------------------------------


* The date that the subaccount was added to the Separate Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of total annual fund expenses, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                             NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                   Subaccount                    1996    1997    1998     1999    2000     2001     2002     2003     2004     2005
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund              15.70%  11.70%   17.41%  42.32%  -12.32%  -24.51%  -25.57%   27.45%    4.92%  7.10%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund I Shares              18.03%  23.73%   25.66%  32.12%  -15.91%  -24.07%  -16.92%   22.45%    7.24%  3.65%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                                                                  -12.51%   25.30%   12.01%  5.90%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio       10.24%  17.78%   55.33%  75.24%  -26.03%  -17.28%  -34.97%   32.57%    6.46% 12.62%
------------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                                         26.67%  18.48%  -10.67%  -13.60%  -23.56%   26.11%    8.82%  3.01%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government Securities II 2.53%   6.86%    5.95%  -2.17%    9.23%    5.32%    7.31%    0.73%    1.95%  0.40%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II              12.49%  12.03%    1.07%   0.69%  -10.47%   -0.25%   -0.23%   20.27%    8.69%  1.02%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio                             27.88%  22.18%   -8.19%  -13.77%  -10.87%   26.30%   13.49% 14.99%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities Portfolio                      22.53%   2.53%  -18.50%  -15.82%  -23.17%   27.59%    5.35%  7.13%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                                    37.17%  35.11%  -12.48%  -19.04%  -31.31%   30.67%    1.61%  3.99%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund                                                   17.54%   -0.85%   -2.19%   29.63%   12.04%  0.00%
------------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                           15.58%   -1.77%  11.78%   11.46%    5.33%  -13.22%   23.15%   10.83%  8.79%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund           -30.51%  -22.30%  50.88%  -33.13%   -9.56%   -1.73%   50.57%   22.73% 25.41%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund               21.78%  11.86%    7.31%  21.30%   -3.92%  -17.34%  -19.86%   30.10%   16.63%  8.41%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund                19.05%  11.42%    6.98%  18.92%   -0.13%   -2.88%  -19.79%   30.03%   14.17%  7.13%
------------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small Cap Portfolio                            -4.75%   3.46%   19.13%   16.74%  -18.98%   35.04%   13.06%  2.34%
------------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio                                                                 6.21%   16.13%    6.17% -0.30%
------------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio         17.48%  22.68%   11.09%  14.89%   13.95%   -8.21%  -19.34%   28.93%   10.86%  1.60%
------------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio                                               50.03%    6.33%  -11.22%   22.78%   22.07%  6.50%
------------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio                                                                      23.08%   10.10%  1.27%
------------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio                                                                      29.31%   13.71%  6.44%
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA                                                           -28.25%   28.61%    4.92%  3.20%
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA                                                     -13.58%  -23.60%   40.60%   16.99% 12.25%
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA                                                          -17.26%   41.96%   17.28%  7.98%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series                                                             -35.64%  -26.01%   24.47%    3.29%  2.06%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                                                             -26.33%  -33.58%   26.78%    5.01%  2.52%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Theme Series                          15.33%   42.41%  52.55%  -12.88%  -28.53%  -36.02%   35.07%    3.75% -0.44%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series           16.77%  10.27%   25.91%  27.46%  -17.15%  -25.26%  -16.17%   29.76%   18.85% 16.68%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-AIM Growth Series                                                        -12.58%  -25.07%  -29.98%   18.90%    2.54%  7.12%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                                                                        50.94%    0.49% 13.80%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alliance/Bernstein Enhanced Index Series                 29.60%  16.95%  -12.88%  -13.32%  -24.90%   24.22%    8.08%  2.04%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities
 Series                                          31.00%  20.13%  -22.46%   3.12%   28.73%    4.91%   10.29%   36.06%   32.54% 13.26%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Growth & Income Series                                  15.16%   -8.09%   -9.64%  -23.75%   25.43%    8.71%  3.13%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Small-Cap Growth Series                                                  -27.91%  -29.94%   44.09%    7.94%  7.60%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Strategic Allocation Series     7.32%  18.83%   18.88%   9.50%   -1.01%    0.24%  -12.99%   17.96%    5.74%  0.17%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market Series              3.36%   3.52%    3.43%   3.16%    4.36%    2.16%   -0.20%   -0.92%   -0.82%  0.94%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income
 Series                                          10.63%   9.33%   -5.67%   3.78%    4.80%    4.39%    8.24%   12.75%    5.13%  0.16%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                    3.65% -0.25%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Rising Dividends Series                                                                        17.20%    3.57% -2.49%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Kayne Small-Cap Quality Value Series                                                                 18.36%   23.68%  7.36%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Lazard International Equity Select
 Series                                                                                                       27.74%   14.00%  6.92%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Dow 30 Series                                                    -7.06%   -7.49%  -16.85%   25.37%    3.00% -0.56%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Northern Nasdaq-100 Index(R) Series                                               -34.14%  -38.58%   46.48%    8.28% -0.37%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value Series                          -11.71%   15.06%   21.02%  -10.01%   38.73%   18.48%  6.01%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap Value
 Series                                                                                     13.91%  -10.00%   41.57%   20.71%  5.75%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series                                       22.37%   30.10%  -19.28%  -23.18%   21.90%   11.11%  3.75%
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT CommodityRealReturn Strategy Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT  Real Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Total Return Portfolio**
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Juno Fund                                                                                       -12.09% -6.75%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund                                   28.00%  21.31%   -21.56% -24.80%  -36.75%   36.97%   12.79%  2.31%
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                                                                    27.83%    8.94% 11.90%
------------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income Portfolio                                                                             9.75%  5.68%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                                        -3.13% -27.80%  -16.64%   38.98%   22.35% 14.57%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                  29.93%  -3.03%   14.49% 122.93%   -29.00% -22.54%  -15.21%   46.49%   28.19% 19.59%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                                       7.73%   7.34%   -9.09%   28.64%   17.40%  8.73%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies                   44.29%  27.38%    6.97%  23.10%    -9.62%   9.60%  -18.14%   40.94%   16.44%  9.48%
------------------------------------------------------------------------------------------------------------------------------------

** PIMCO VIT Funds began operations February 28, 2006.

Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.
 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:


   The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are based on the 7-day period ending December 31, 2005:


  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period:  $1.000000
  Value of the same account (excluding capital changes) at

    the end of the 7-day period:..................     1.000393

  Calculation:


    Ending account value..........................     1.000393
    Less beginning account value..................     1.000000
    Net change in account value...................     0.000393

  Base period return:


    (net change/beginning account value)..........     0.000393
  Current yield = return x (365/7) =..............        2.05%
  Effective yield = [(1 + return)365/7] -1 =......        2.07%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


(1) We assume a hypothetical $1,000 initial payment in the subaccount;

(2) We determine the value of the hypothetical initial payment had it been redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 payment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return, we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

    II       =     a hypothetical initial payment of $1,000

    R        =     average annual total return for the period

    n        =     number of years in the period

    ERV      =     ending redeemable value of the hypothetical
                   $1,000 for the period [see (2) and (3) above]


    We normally calculate total return for one-year, five-year and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.


PERFORMANCE INFORMATION

    Advertisements, sales literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA Account. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983 Individual Annuity Mortality Table (1983 IAM--The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS

    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that annuity payment option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2005, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Counsel, and Brian A. Giantonio, Vice President and Counsel, Phoenix Life Insurance Company, have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

A N N U A L  R E P O R T




                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT




                                                               DECEMBER 31, 2005










                                [LOGO]PHOENIX(R)

                   OL4261(C) 2006 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156
          Shares                                   {        114,441}   {        486,857}  {         73,585}  {        108,975}
          Cost                                     {$     2,313,581}   {$     6,539,637}  {$     1,638,724}  {$     2,891,653}
                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,824,411     $     6,626,121    $     1,642,420    $     3,790,156

Liabilities:
      Payable to Phoenix Life Insurance Company     $           102     $           231    $            57    $           130
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================
Net Assets:
     Accumulation Units                             $     2,821,998     $     2,372,738    $     1,642,363    $     3,741,504
     Contracts in payout (annuitization period)     $         2,311     $           -      $           -      $        48,522
     Retained in PHLVIC Universal Life Separate
        Account by Phoenix Life Insurance Company   $           -       $     4,253,152    $           -      $           -

            Total Net Assets                        $     2,824,309     $     6,625,890    $     1,642,363    $     3,790,026
                                                   =================   =================   ================  =================

                                                   =================   =================   ================  =================
            Units Outstanding                             2,806,807           6,134,826          1,800,050          5,216,954
                                                   =================   =================   ================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.01     $          1.08    $          0.83    $          0.65
              Freedom Edge(R)                       $           -       $          1.08    $           -      $          1.30
              Group Strategic Edge(R)               $          0.94     $          1.08    $          0.90    $          0.68
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.10     $          1.08    $          0.95    $          1.08
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.07    $          0.95    $          1.07
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.13     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 2     $          1.12     $          1.08    $          0.99    $          1.13
              Phoenix Spectrum Edge(R) Option 3     $          1.11     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.99     $          1.08    $          0.86    $           -
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.99     $          1.08    $          0.87    $          0.68
              The Big Edge Plus(R)                  $          0.94     $          1.08    $          0.90    $          0.68
              The Phoenix Edge(R)--VA NY Option 1   $          1.02     $          1.08    $          0.88    $          0.87
              The Phoenix Edge(R)--VA NY Option 2   $          0.95     $          1.08    $          0.87    $          0.96





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838
          Shares                                   {      1,683,165}   {        737,426}  {        818,240}  {        108,531}
          Cost                                     {$    19,052,978}   {$     5,802,086}  {$    19,087,168}  {$     1,601,401}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    19,120,758     $     5,707,677    $    25,308,151    $     1,880,838

Liabilities:
      Payable to Phoenix Life Insurance Company     $           680     $           203    $           891    $            67
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    19,120,078     $     5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    17,859,129     $     5,554,150    $    25,174,131    $     1,874,067
     Contracts in payout (annuitization period)     $     1,260,949     $       153,324    $       133,129    $         6,704
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

            Total Net Assets                        $    19,120,078         $ 5,707,474    $    25,307,260    $     1,880,771
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                            15,805,651           4,605,373         20,608,776          2,134,344
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $          1.09     $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.32     $          1.27    $          1.22    $          0.82
              Freedom Edge(R)                       $           -       $           -      $          1.47    $           -
              Group Strategic Edge(R)               $          1.29     $          1.21    $          1.19    $          0.79
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.00     $           -      $           -      $          1.08
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $          1.16     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.09     $          1.30    $          1.48    $          1.14
              Phoenix Investor's Edge(R) Option 2   $          1.09     $          1.29    $          1.47    $          1.14
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.11     $          1.34    $          1.49    $          1.15
              Phoenix Spectrum Edge(R) Option 2     $          1.11     $          1.33    $          1.48    $          1.15
              Phoenix Spectrum Edge(R) Option 3     $          1.10     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.16     $          1.31    $          1.43    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.30     $          1.20    $          1.19    $          0.83
              The Big Edge Plus(R)                  $          1.29     $          1.21    $          1.19    $          0.79
              The Phoenix Edge(R)--VA NY Option 1   $          1.18     $          1.34    $          1.41    $          0.96
              The Phoenix Edge(R)--VA NY Option 2   $          1.16     $          1.30    $          1.40    $          1.03





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                        GROWTH -       LAZARD RETIREMENT  DEBENTURE - CLASS     GROWTH AND
                                                     SERVICE CLASS        SMALL CAP              VC          INCOME - CLASS VC
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533
          Shares                                   {        170,499}   {        326,255}  {        517,083}  {        376,205}
          Cost                                     {$     4,859,305}   {$     5,101,134}  {$     6,027,872}  {$     9,874,221}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,721,933     $     5,321,224    $     5,941,269    $     9,841,533

Liabilities:
      Payable to Phoenix Life Insurance Company     $           202     $           185    $           210    $           355
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     5,587,112     $       658,895    $     3,284,908    $     9,810,865
     Contracts in payout (annuitization period)     $       134,619     $         4,602    $         6,094    $        30,313
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $     4,657,542    $     2,650,057    $           -

            Total Net Assets                        $     5,721,731     $     5,321,039    $     5,941,059    $     9,841,178
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
            Units Outstanding                             7,833,436           4,868,453          5,816,836          9,386,809
                                                   =================   =================  =================  =================

            Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.67     $          1.09    $          1.02    $          1.05
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.05
              Group Strategic Edge(R)               $          0.66     $          1.09    $          1.02    $          1.05
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.05
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.02    $           -
              Phoenix Investor's Edge(R) Option 1   $          0.97     $          1.09    $          1.02    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          0.96     $          1.09    $          1.02    $          1.04
              Phoenix Investor's Edge(R) Option 3   $           -       $          -       $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $          -       $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.00     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 2     $          0.99     $          1.09    $          1.02    $          1.05
              Phoenix Spectrum Edge(R) Option 3     $          0.98     $           -      $           -      $          1.05
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.88     $           -      $          1.02    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          0.66     $          1.09    $          1.02    $          1.05
              The Big Edge Plus(R)                  $          0.66     $          1.09    $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 1   $          0.87     $           -      $          1.02    $          1.05
              The Phoenix Edge(R)--VA NY Option 2   $          0.76     $          1.09    $          1.02    $          1.05




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873
          Shares                                   {        297,078}   {        597,457}  {        599,248}  {      1,325,264}
          Cost                                     {$     5,946,028}   {$     8,823,010}  {$     7,648,358}  {$    13,970,929}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     6,265,371     $    10,855,800    $     7,747,681    $    13,844,873

Liabilities:
      Payable to Phoenix Life Insurance Company     $           220     $           381    $           269    $           479
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,653,447     $    10,687,075    $     7,647,770    $    13,802,056
     Contracts in payout (annuitization period)     $         6,846     $       168,344    $        99,642    $        42,338
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $     1,604,858     $             -    $           -      $           -

           Total Net Assets                         $     6,265,151     $    10,855,419    $     7,747,412    $    13,844,394
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,790,131           6,885,828          6,358,331          9,844,893
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.08     $          1.34    $          1.21    $          1.60
              Freedom Edge(R)                       $           -       $          1.35    $           -      $           -
              Group Strategic Edge(R)               $          1.08     $          1.68    $          1.32    $          1.57
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.30    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 2   $          1.08     $          1.29    $          0.91    $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.08     $          1.31    $          0.96    $          0.98
              Phoenix Spectrum Edge(R) Option 2     $          1.08     $          1.31    $          0.95    $          0.97
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.08     $          1.35    $          0.75    $          0.74
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.08     $          1.64    $          1.25    $          1.16
              The Big Edge Plus(R)                  $          1.08     $          1.68    $          1.32    $          1.57
              The Phoenix Edge(R)--VA NY Option 1   $          1.09     $          1.31    $          0.83    $          0.63
              The Phoenix Edge(R)--VA NY Option 2   $          1.08     $          1.30    $          0.72    $          0.66




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960
          Shares                                   {      3,618,169}   {      1,112,633}  {        249,652}  {      1,473,033}
          Cost                                     {$    39,255,925}   {$    10,964,559}  {$     2,951,617}  {$    14,909,916}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    51,694,295     $     7,765,465    $     3,898,220    $    16,669,960

Liabilities:
      Payable to Phoenix Life Insurance Company     $         1,780     $           271    $           135    $           818
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    51,457,860     $     7,604,397    $     1,200,541    $     7,992,712
     Contracts in payout (annuitization period)     $       234,655     $       160,797    $        71,500    $     8,676,430
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $     2,626,044    $           -

           Total Net Assets                         $    51,692,515     $     7,765,194    $     3,898,085    $    16,669,142
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             21,107,744          11,564,089          2,227,537         15,857,079
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          2.82     $          0.63    $          1.77    $          1.26
              Freedom Edge(R)                       $           -       $          1.16    $           -      $           -
              Group Strategic Edge(R)               $          2.71     $          0.65    $          1.75    $          1.27
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $          0.94
              Phoenix Investor's Edge(R) Option 1   $          1.58     $          0.94    $          1.73    $          1.05
              Phoenix Investor's Edge(R) Option 2   $          1.57     $          0.94    $          1.72    $          1.05
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.58     $          0.97    $          1.76    $          1.07
              Phoenix Spectrum Edge(R) Option 2     $          1.57     $          0.97    $          1.75    $          1.06
              Phoenix Spectrum Edge(R) Option 3     $           -       $          0.96    $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.39     $          0.81    $          1.74    $          0.98
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.23     $          0.63    $          1.74    $          1.02
              The Big Edge Plus(R)                  $          2.71     $          0.65    $          1.75    $          1.27
              The Phoenix Edge(R)--VA NY Option 1   $          1.17     $          0.76    $           -      $          1.06
              The Phoenix Edge(R)--VA NY Option 2   $          1.24     $          0.86    $          1.75    $          0.87




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486
          Shares                                   {        834,636}   {     12,562,009}  {      1,363,388}  {        406,297}
          Cost                                     {$    12,117,964}   {$   185,784,799}  {$    14,629,832}  {$     3,450,326}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    23,691,150     $   185,524,285    $    17,068,100    $     3,156,486

Liabilities:
      Payable to Phoenix Life Insurance Company     $           821     $         6,324    $           607    $           111
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    23,492,299     $   184,252,804    $    16,996,765    $     3,132,117
     Contracts in payout (annuitization period)     $       198,030     $     1,265,157    $        70,728    $        24,258
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    23,690,329     $   185,517,961    $    17,067,493    $     3,156,375
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              6,200,644          30,572,723         14,300,430          4,050,492
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          4.70     $          9.58    $          1.28    $          0.66
              Freedom Edge(R)                       $           -       $           -      $          1.25    $           -
              Group Strategic Edge(R)               $          4.63     $          9.14    $          1.25    $          0.73
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $          1.10     $           -      $          1.03    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          2.24     $          1.00    $          1.09    $          1.26
              Phoenix Investor's Edge(R) Option 2   $          2.23     $          0.99    $          1.09    $          1.25
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          2.24     $          1.05    $          1.11    $          1.33
              Phoenix Spectrum Edge(R) Option 2     $          2.22     $          1.04    $          1.10    $          1.32
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $          1.10    $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          2.34     $           -      $          1.03    $          1.05
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          2.71     $          0.74    $          1.17    $          0.65
              The Big Edge Plus(R)                  $          4.63     $          9.14    $          1.25    $          0.73
              The Phoenix Edge(R)--VA NY Option 1   $          2.55     $          0.63    $          0.97    $          0.83
              The Phoenix Edge(R)--VA NY Option 2   $          2.47     $          0.69    $          0.98    $          0.81




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN      MULTI-SECTOR
                                                      ALLOCATION         VALUE EQUITY       MONEY MARKET        FIXED INCOME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:

      Investments at fair value                     $   183,945,136     $    14,270,290    $    27,443,468    $    46,693,221
          Shares                                   {     13,352,290}   {      1,038,952}  {      2,744,347}  {      5,109,700}
          Cost                                     {$   170,118,404}   {$    12,677,048}  {$    27,443,468}  {$    48,976,425}
      Dividends receivable                          $           -       $           -      $         2,768    $           -

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $   183,945,136     $    14,270,290    $    27,446,236    $    46,693,221

Liabilities:
      Payable to Phoenix Life Insurance Company     $         6,151     $           486    $         1,079    $         1,596
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $   182,542,185     $    13,881,357    $    26,928,121    $    45,875,190
     Contracts in payout (annuitization period)     $     1,396,800     $       388,447    $       517,036    $       816,435
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $   183,938,985     $    14,269,804    $    27,445,157    $    46,691,625
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             33,852,044          10,385,194         16,027,280         12,812,298
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $            -     $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          6.70     $          1.50    $          2.62    $          5.97
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          6.39     $          1.56    $          2.50    $          5.70
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.01    $          1.01
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $          1.01    $          1.33
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $          0.97    $           -
              Phoenix Investor's Edge(R) Option 1   $          1.11     $          1.12    $          0.99    $          1.27
              Phoenix Investor's Edge(R) Option 2   $          1.11     $          1.11    $          0.98    $          1.27
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.14     $          1.13    $          1.01    $          1.30
              Phoenix Spectrum Edge(R) Option 2     $          1.13     $          1.12    $          1.00    $          1.29
              Phoenix Spectrum Edge(R) Option 3     $          1.13     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.10     $          0.93    $          1.01    $          1.32
              Templeton Investment Plus             $           -       $           -      $          1.58    $           -
              The Big Edge Choice(R)--NY            $          1.35     $          1.53    $          1.13    $          1.38
              The Big Edge Plus(R)                  $          6.39     $          1.56    $          2.50    $          5.70
              The Phoenix Edge(R)--VA NY Option 1   $          1.19     $          0.93    $          1.04    $          1.35
              The Phoenix Edge(R)--VA NY Option 2   $          1.15     $          0.92    $          1.02    $          1.31




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512
          Shares                                   {        343,730}   {        207,010}  {        172,082}  {        488,884}
          Cost                                     {$     3,442,858}   {$     2,233,708}  {$     2,145,194}  {$     6,335,357}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     3,411,489     $     2,365,014    $     2,627,756    $     7,353,512

Liabilities:
      Payable to Phoenix Life Insurance Company     $           129     $            84    $            91    $           268
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     3,411,360     $     1,790,294    $     1,825,023    $     7,348,795
     Contracts in payout (annuitization period)     $           -       $           -      $         4,381    $         4,449
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $       574,636    $       798,261    $           -

           Total Net Assets                         $     3,411,360     $     2,364,930    $     2,627,665    $     7,353,244
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              3,250,060           2,060,847          1,646,564          4,914,535
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.05     $          1.16    $          1.61    $          1.51
              Freedom Edge(R)                       $           -       $          1.09    $           -      $           -
              Group Strategic Edge(R)               $          1.05     $          1.15    $          1.60    $          1.50
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.09
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.05     $          1.13    $          1.57    $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.05     $          1.13    $          1.57    $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.07     $          1.16    $          1.60    $          1.51
              Phoenix Spectrum Edge(R) Option 2     $          1.06     $          1.15    $          1.60    $          1.50
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.49
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.14    $           -      $          1.49
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.04     $          1.14    $          1.59    $          1.49
              The Big Edge Plus(R)                  $          1.05     $          1.15    $          1.60    $          1.50
              The Phoenix Edge(R)--VA NY Option 1   $          1.07     $          1.16    $          1.62    $          1.52
              The Phoenix Edge(R)--VA NY Option 2   $          1.06     $          1.15    $          1.60    $          1.50




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                        PHOENIX-NORTHERN   PHOENIX-SANDFORD   PHOENIX-SANDFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100      BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30              INDEX(R)            VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284
          Shares                                   {        542,032}   {        922,216}  {      1,519,157}  {        674,680}
          Cost                                     {$     5,173,200}   {$     6,627,072}  {$    16,073,848}  {$     8,312,094}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     5,010,319     $     4,018,603    $    21,291,193    $    11,483,284

Liabilities:
      Payable to Phoenix Life Insurance Company     $           176     $           138    $           736    $           398
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     4,928,263     $     4,011,835    $    20,906,789    $    11,340,037
     Contracts in payout (annuitization period)     $        81,880     $         6,630    $       383,668    $       142,849
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     5,010,143     $     4,018,465    $    21,290,457    $    11,482,886
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,099,570           8,333,565         12,353,320          6,028,294
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.03     $          0.42    $          1.73    $          1.81
              Freedom Edge(R)                       $           -       $           -      $           -      $          1.57
              Group Strategic Edge(R)               $          0.96     $          0.41    $          1.73    $          2.00
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $          1.06    $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.08     $          1.00    $          1.54    $          1.61
              Phoenix Investor's Edge(R) Option 2   $          1.07     $          0.99    $          1.53    $          1.60
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.05     $          1.09    $          1.51    $          1.58
              Phoenix Spectrum Edge(R) Option 2     $          1.05     $          1.08    $          1.50    $          1.57
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.01     $           -      $          1.95    $          1.73
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $          1.06     $          0.37    $          1.73    $          1.75
              The Big Edge Plus(R)                  $          0.96     $          0.41    $          1.73    $          2.00
              The Phoenix Edge(R)--VA NY Option 1   $          1.01     $          1.03    $          2.02    $          1.91
              The Phoenix Edge(R)--VA NY Option 2   $          1.00     $          0.88    $          1.87    $          1.93




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                                           RYDEX VARIABLE      SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE     TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA         ROTATION         INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     1,712,537     $        76,137    $     1,131,538    $     8,488,861
          Shares                                   {         82,334}   {          8,895}  {         89,168}  {        647,510}
          Cost                                     {$     2,020,895}   {$        67,413}  {$        944,08}  {$     6,861,561}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     1,712,537     $        76,137    $     1,131,538    $     8,488,861

Liabilities:
      Payable to Phoenix Life Insurance Company     $            80     $             3    $            39    $           303
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     1,712,457     $        76,134    $     1,129,314    $     8,471,051
     Contracts in payout (annuitization period)     $           -       $           -      $         2,185    $        17,507
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     1,712,457     $        76,134    $     1,131,499    $     8,488,558
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              1,995,823              54,519            799,924          7,370,704
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $           -      $          1.42    $          1.18
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $           -       $           -      $          1.42    $          1.17
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.04
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Income Choice(R) with GPAF    $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.86     $          1.40    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 2   $          0.86     $          1.39    $          1.40    $          1.10
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.87     $          1.42    $          1.42    $          1.12
              Phoenix Spectrum Edge(R) Option 2     $          0.87     $           -      $          1.42    $          1.11
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $           -      $           -      $          1.16
              Templeton Investment Plus             $           -       $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $           -      $          1.41    $          1.16
              The Big Edge Plus(R)                  $           -       $           -      $          1.42    $          1.17
              The Phoenix Edge(R)--VA NY Option 1   $           -       $           -      $          1.43    $          1.18
              The Phoenix Edge(R)--VA NY Option 2   $          0.87     $           -      $          1.42    $          1.17





                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                           TEMPLETON          TEMPLETON
                                                                       DEVELOPING MARKETS DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                      CLASS I               CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     2,615,873     $       986,605    $     1,955,339    $    24,800,690
          Shares                                   {        730,691}   {         89,773}  {        179,389}  {      1,565,700}
          Cost                                     {$     8,977,741}   {$       590,144}  {$     1,683,127}  {$    15,947,787}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     2,615,873     $       986,605    $     1,955,339    $    24,800,690

Liabilities:
      Payable to Phoenix Life Insurance Company     $            91     $            37    $            64    $           940
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     2,607,615     $       986,568    $     1,946,037    $    24,786,500
     Contracts in payout (annuitization period)     $         8,167     $           -      $         9,238    $        13,250
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     2,615,782     $       986,568    $     1,955,275    $    24,799,750
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              8,523,514             835,938          1,627,321          8,549,238
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          0.28     $           -      $          1.14    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          0.29     $           -      $          1.11    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          0.72     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          0.83     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          0.82     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          0.62     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          1.18    $           -      $          2.90
              The Big Edge Choice(R)--NY            $          0.27     $           -      $          2.49    $           -
              The Big Edge Plus(R)                  $          0.29     $           -      $          1.11    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          0.34     $           -      $          2.28    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          0.48     $           -      $          2.18    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                   TEMPLETON FOREIGN   TEMPLETON GLOBAL   TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -     ASSET ALLOCATION   ASSET ALLOCATION   INCOME SECURITIES -
                                                        CLASS 2             CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072
          Shares                                   {        499,685}   {      1,906,651}  {        112,766}  {        343,041}
          Cost                                     {$     8,980,404}   {$    21,089,598}  {$     2,468,563}  {$     3,735,338}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $     7,805,077     $    40,154,074    $     2,354,549    $     4,926,072

Liabilities:
      Payable to Phoenix Life Insurance Company     $           276     $         1,522    $            81    $           187
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $     7,767,953     $    39,778,423    $     2,316,966    $     4,842,922
     Contracts in payout (annuitization period)     $        36,848     $       374,129    $        37,502    $        82,963
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $     7,804,801     $    40,152,552    $     2,354,468    $     4,925,885
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                              5,476,897           9,443,696          1,388,354          1,793,669
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $          1.39     $           -      $          1.69    $           -
              Freedom Edge(R)                       $           -       $           -      $           -      $           -
              Group Strategic Edge(R)               $          1.51     $           -      $          1.72    $           -
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $          1.38     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 2   $          1.37     $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.39     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 2     $          1.38     $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $          1.21     $           -      $           -      $           -
              Templeton Investment Plus             $           -       $          4.25    $           -      $          2.75
              The Big Edge Choice(R)--NY            $          1.21     $           -      $          1.52    $           -
              The Big Edge Plus(R)                  $          1.51     $           -      $          1.72    $           -
              The Phoenix Edge(R)--VA NY Option 1   $          1.27     $           -      $          1.32    $           -
              The Phoenix Edge(R)--VA NY Option 2   $          1.14     $           -      $          1.38    $           -




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER             WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL      INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL  CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Assets:
      Investments at fair value                     $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080
          Shares                                   {      6,370,407}   {        799,432}  {        299,549}  {      1,997,293}
          Cost                                     {$    82,414,483}   {$     9,754,957}  {$     4,895,490}  {$    30,595,285}

                                                   -----------------   -----------------  -----------------  -----------------
      Total Assets                                  $    89,058,285     $    11,040,153    $     5,880,146    $    61,177,080

Liabilities:
      Payable to Phoenix Life Insurance Company     $         3,374     $           385    $           204    $         2,102
                                                   -----------------   -----------------  -----------------  -----------------
                                                    $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================
Net Assets:
     Accumulation Units                             $    88,281,854     $    10,916,853    $     5,813,784    $    61,040,606
     Contracts in payout (annuitization period)     $       773,057     $       122,915    $        66,158    $       134,372
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -      $           -      $           -

           Total Net Assets                         $    89,054,911     $    11,039,768    $     5,879,942    $    61,174,978
                                                   =================   =================  =================  =================

                                                   =================   =================  =================  =================
           Units Outstanding                             18,989,281           6,451,757          2,933,370         14,620,406
                                                   =================   =================  =================  =================

           Unit Value
              Asset Manager Option 1                $           -       $           -      $           -      $           -
              Asset Manager Option 2                $           -       $           -      $           -      $           -
              Big Edge                              $           -       $          1.84    $          1.20    $          4.43
              Freedom Edge(R)                       $           -       $          1.41    $           -      $           -
              Group Strategic Edge(R)               $           -       $          1.80    $          2.11    $          4.66
              Phoenix Dimensions(SM) Option 1       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -      $           -      $          1.17
              Phoenix Dimensions(SM) Option 3       $           -       $           -      $           -      $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -      $           -      $           -
              Phoenix Income Choice(R)              $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 1   $           -       $          1.31    $          1.69    $          1.93
              Phoenix Investor's Edge(R) Option 2   $           -       $          1.30    $          1.68    $          1.92
              Phoenix Investor's Edge(R) Option 3   $           -       $           -      $           -      $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -      $           -      $           -
              Phoenix Spectrum Edge(R) Option 1     $           -       $          1.31    $          1.76    $          2.00
              Phoenix Spectrum Edge(R) Option 2     $           -       $          1.30    $          1.75    $          1.99
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -      $           -      $          1.98
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -      $           -      $           -
              Retirement Planner's Edge             $           -       $          1.27    $          1.41    $          1.63
              Templeton Investment Plus             $          4.69     $           -      $           -      $           -
              The Big Edge Choice(R)--NY            $           -       $          1.51    $          2.12    $          2.53
              The Big Edge Plus(R)                  $           -       $          1.80    $          2.11    $          4.66
              The Phoenix Edge(R)--VA NY Option 1   $           -       $          1.33    $          1.50    $          1.49
              The Phoenix Edge(R)--VA NY Option 2   $           -       $          1.27    $          1.49    $          1.52




                       See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005
                                   (CONTINUED)



                                                                          WANGER U.S.
                                                        WANGER             SMALLER
                                                        SELECT            COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Assets:
      Investments at fair value                     $     7,538,549     $    88,823,481
          Shares                                   {        332,681}   {      2,545,085}
          Cost                                     {$     4,418,651}   {$    33,342,460}

                                                   -----------------   -----------------
      Total Assets                                  $     7,538,549     $    88,823,481

Liabilities:
      Payable to Phoenix Life Insurance Company     $           260     $         3,071
                                                   -----------------   -----------------
                                                    $     7,538,289     $    88,820,410
                                                   =================   =================
Net Assets:
     Accumulation Units                             $     7,489,509     $    88,584,414
     Contracts in payout (annuitization period)     $        48,780     $       235,996
     Retained in PHLVIC Universal Life Separate
       Account by Phoenix Life Insurance Company    $           -       $           -

           Total Net Assets                         $     7,538,289     $    88,820,410
                                                   =================   =================

                                                   =================   =================
           Units Outstanding                              3,367,906          24,888,310
                                                   =================   =================

           Unit Value
              Asset Manager Option 1                $           -       $           -
              Asset Manager Option 2                $           -       $           -
              Big Edge                              $          1.94     $          4.34
              Freedom Edge(R)                       $           -       $          1.46
              Group Strategic Edge(R)               $          2.34     $          4.22
              Phoenix Dimensions(SM) Option 1       $           -       $           -
              Phoenix Dimensions(SM) Option 2       $           -       $           -
              Phoenix Dimensions(SM) Option 3       $           -       $           -
              Phoenix Dimensions(SM) Option 4       $           -       $           -
              Phoenix Income Choice(R)              $           -       $           -
              Phoenix Investor's Edge(R) Option 1   $          1.51     $          1.48
              Phoenix Investor's Edge(R) Option 2   $          1.50     $          1.47
              Phoenix Investor's Edge(R) Option 3   $           -       $           -
              Phoenix Investor's Edge(R) Option 4   $           -       $           -
              Phoenix Spectrum Edge(R) Option 1     $          1.57     $          1.53
              Phoenix Spectrum Edge(R) Option 2     $          1.56     $          1.52
              Phoenix Spectrum Edge(R) Option 3     $           -       $           -
              Phoenix Spectrum Edge(R) Option 4     $           -       $           -
              Retirement Planner's Edge             $          1.62     $          1.50
              Templeton Investment Plus             $           -       $           -
              The Big Edge Choice(R)--NY            $          2.42     $          1.70
              The Big Edge Plus(R)                  $          2.34     $          4.22
              The Phoenix Edge(R)--VA NY Option 1   $          1.78     $          1.64
              The Phoenix Edge(R)--VA NY Option 2   $          1.72     $          1.64



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                   AIM V.I. CAPITAL    AIM V.I. MID CAP                        ALGER AMERICAN
                                                    APPRECIATION -     CORE EQUITY-CLASS   AIM V.I. PREMIER  LEVERAGED ALLCAP -
                                                       CLASS I                I            EQUITY - CLASS 1        CLASS O
                                                      SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $         1,754     $        33,513    $        14,011    $           -
Expenses:
      Mortality and expense fees                             32,414              81,029             21,694             46,159
      Indexing (gain) loss                                       18                 181                 28                320
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,678)            (47,697)            (7,711)           (46,479)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            22,159              (2,221)           (26,852)           234,742
      Realized gain distributions                               -               204,857                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   22,159             202,636            (26,852)           234,742
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       219,949             (13,087)           109,475            233,416
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       211,430     $       141,852    $        74,912    $       421,679
                                                   =================   =================  =================  =================


                                                    FEDERATED FUND      FEDERATED HIGH                         FIDELITY VIP
                                                       FOR U.S.        INCOME BOND FUND     FIDELITY VIP         GROWTH
                                                      GOVERNMENT        II - PRIMARY      CONTRAFUND(R) -    OPPORTUNITIES -
                                                    SECURITIES II           SHARES         SERVICE CLASS      SERVICE CLASS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       810,717     $       386,758    $        38,904    $         9,225
Expenses:
      Mortality and expense fees                            269,159              67,661            299,384             16,460
      Indexing (gain) loss                                      277                 147                513                 10
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                541,281             318,950           (260,993)            (7,245)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            16,715              52,330            827,277             23,924
      Realized gain distributions                               -                   -                3,537                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   16,715              52,330            830,814             23,924
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                      (421,300)           (289,916)         2,890,548             97,248
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       136,696     $        81,364    $     3,460,369    $       113,927
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                      FIDELITY VIP                        LORD ABBETT BOND-     LORD ABBETT
                                                         GROWTH -      LAZARD RETIREMENT  DEBENTURE - CLASS      GROWTH AND
                                                      SERVICE CLASS        SMALL CAP              VC         INCOME - CLASS VC
                                                       SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $        26,321     $           -      $       285,706    $        94,044
Expenses:
      Mortality and expense fees                             79,597              45,089             46,363             73,437
      Indexing (gain) loss                                       18                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (53,294)            (45,089)           239,343             20,607
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           187,184               4,966              3,397                 10
      Realized gain distributions                               -               384,981             62,523            574,595
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  187,184             389,947             65,920            574,605
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        87,803              90,946           (100,883)           (32,688)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       221,693     $       435,804    $       204,380    $       562,524
                                                   =================   =================  =================  =================


                                                    LORD ABBETT MID-     MUTUAL SHARES
                                                   CAP VALUE - CLASS     SECURITIES -      PHOENIX MID-CAP   PHOENIX STRATEGIC
                                                          VC                CLASS 2            GROWTH             THEME
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        27,276     $        85,755    $           -      $           -
Expenses:
      Mortality and expense fees                             50,971             124,815            110,087            200,981
      Indexing (gain) loss                                      -                   202               (131)              (576)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (23,695)            (39,262)          (109,956)          (200,405)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares             9,225              60,377           (628,683)        (1,286,488)
      Realized gain distributions                           372,701              32,123                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  381,926              92,500           (628,683)        (1,286,488)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       215,729             844,953            922,249          1,210,672
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       573,960     $       898,191    $       183,610    $      (276,221)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                                           PHOENIX-ALGER          PHOENIX
                                                   PHOENIX-ABERDEEN       PHOENIX-AIM        SMALL-CAP       ALLIANCE/BERNSTEIN
                                                     INTERNATIONAL          GROWTH             GROWTH         ENHANCED INDEX
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     2,100,888     $           -      $           -      $       226,854
Expenses:
      Mortality and expense fees                            728,323             178,436             44,393            338,400
      Indexing (gain) loss                                    1,485                  58                 (3)               502
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              1,371,080            (178,494)           (44,390)          (112,048)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,964,661          (5,431,297)            59,410            352,455
      Realized gain distributions                                 -                 -              320,569                -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,964,661          (5,431,297)           379,979            352,455
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,440,198           6,145,142           (196,521)            79,924
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     7,775,939     $       535,351    $       139,068    $       320,331
                                                   =================   =================  =================  =================


                                                     PHOENIX-DUFF &
                                                  PHELPS REAL ESTATE   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN   PHOENIX-ENGEMANN
                                                      SECURITIES        CAPITAL GROWTH    GROWTH AND INCOME  SMALL-CAP GROWTH
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:

      Dividends                                     $       386,121     $       120,651    $       219,306    $           -
Expenses:
      Mortality and expense fees                            281,329           2,561,594            304,511             43,883
      Indexing (gain) loss                                     (282)             (2,595)               491                (55)
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                105,074          (2,438,348)           (85,696)           (43,828)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         1,244,734          (6,254,143)         1,031,063           (379,505)
      Realized gain distributions                         1,159,760                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                2,404,494          (6,254,143)         1,031,063           (379,505)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       335,843          11,638,438           (368,994)           643,675
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     2,845,411     $     2,945,947    $       576,373    $       220,342
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                   PHOENIX-ENGEMANN                                          PHOENIX-GOODWIN
                                                       STRATEGIC        PHOENIX-ENGEMANN   PHOENIX-GOODWIN     MULTI-SECTOR
                                                      ALLOCATION          VALUE EQUITY       MONEY MARKET      FIXED INCOME
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     4,588,288     $       177,038    $       626,557    $     2,400,891
Expenses:
      Mortality and expense fees                          2,448,928             196,923            312,410            635,993
      Indexing (gain) loss                                    1,488                 226                314                943
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                              2,137,872             (20,111)           313,833          1,763,955
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares         2,252,008             410,048                -             (452,155)
      Realized gain distributions                         5,097,893                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                7,349,901             410,048                -             (452,155)
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                    (8,856,518)            167,582                -           (1,115,930)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       631,255     $       557,519    $       313,833    $       195,870
                                                   =================   =================  =================  =================


                                                    PHOENIX-GOODWIN                         PHOENIX-KAYNE     PHOENIX-LAZARD
                                                     MULTI-SECTOR        PHOENIX-KAYNE        SMALL-CAP        INTERNATIONAL
                                                    SHORT TERM BOND    RISING DIVIDENDS     QUALITY VALUE      EQUITY SELECT
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $       111,408     $        34,742    $        36,554    $        73,321
Expenses:
      Mortality and expense fees                             39,692              36,061             31,798             63,810
      Indexing (gain) loss                                       74                  37                  7                 89
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 71,642              (1,356)             4,749              9,422
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            (2,795)             55,970             27,191             12,930
      Realized gain distributions                               -                16,771             92,445             33,775
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                   (2,795)             72,741            119,636             46,705
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (66,946)           (119,150)             5,509            392,732
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $         1,901     $       (47,765)   $       129,894    $       448,859
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                        PHOENIX-NORTHERN   PHOENIX-SANFORD    PHOENIX-SANFORD
                                                    PHOENIX-NORTHERN       NASDAQ-100     BERNSTEIN MID-CAP      BERNSTEIN
                                                        DOW 30             INDEX(R)             VALUE         SMALL-CAP VALUE
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        96,371     $             -    $        23,743    $           -
Expenses:
      Mortality and expense fees                             75,526              51,335            273,557            138,128
      Indexing (gain) loss                                      204                (146)               401                130
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 20,641             (51,189)          (250,215)          (138,258)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (146,449)           (450,298)           557,840            192,399
      Realized gain distributions                               -                   -            1,537,625            627,253
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (146,449)           (450,298)         2,095,465            819,652
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                        62,360             443,915           (500,834)           (47,422)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (63,448)    $       (57,572)   $     1,344,416    $       633,972
                                                   =================   =================  =================  =================


                                                                                           RYDEX VARIABLE       SCUDDER VIT
                                                    RYDEX VARIABLE      RYDEX VARIABLE      TRUST SECTOR        EQUITY 500
                                                      TRUST JUNO          TRUST NOVA          ROTATION        INDEX - CLASS A
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $           230    $           -      $       131,557
Expenses:
      Mortality and expense fees                             30,392               1,189              8,949            112,671
      Indexing (gain) loss                                       10                   2                 10                116
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (30,402)               (961)            (8,959)            18,770
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           (14,391)                 77              6,233            356,492
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  (14,391)                 77              6,233            356,492
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       (80,833)              2,784             94,995           (118,692)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $      (125,626)    $         1,900    $        92,269    $       256,570
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                                           TEMPLETON          TEMPLETON
                                                                      DEVELOPING MARKETS  DEVELOPING MARKETS TEMPLETON FOREIGN
                                                     TECHNOLOGY -         SECURITIES -       SECURITIES -       SECURITIES -
                                                       CLASS I              CLASS 1            CLASS 2            CLASS 1
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $           -       $        13,600    $        23,142    $       325,805
Expenses:
      Mortality and expense fees                             36,146              12,994             21,560            344,329
      Indexing (gain) loss                                     (115)                 69                124                742
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                (36,031)                537              1,458            (19,266)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares        (3,227,368)             45,864            (21,516)         1,041,787
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                               (3,227,368)             45,864            (21,516)         1,041,787
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     3,165,451             174,262            437,711          1,066,539
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       (97,948)    $       220,663    $       417,653    $     2,089,060
                                                   =================   =================  =================  =================


                                                   TEMPLETON FOREIGN    TEMPLETON GLOBAL  TEMPLETON GLOBAL   TEMPLETON GLOBAL
                                                      SECURITIES -      ASSET ALLOCATION  ASSET ALLOCATION   INCOME SECURITIES
                                                        CLASS 2            - CLASS 1          - CLASS 2         - CLASS 1
                                                      SUBACCOUNT           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $        88,937     $     1,617,267    $        93,408    $       318,797
Expenses:
      Mortality and expense fees                             97,175             568,699             31,861             70,334
      Indexing (gain) loss                                      208                 809                 43                  1
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                                 (8,446)          1,047,759             61,504            248,462
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares          (120,058)          1,481,039            (36,254)            39,077
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                 (120,058)          1,481,039            (36,254)            39,077
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       772,499          (1,594,205)            20,287           (511,090)
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $       643,995     $       934,593    $        45,537    $      (223,551)
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2005
                                   (CONTINUED)


                                                    TEMPLETON GROWTH    TEMPLETON GROWTH       WANGER            WANGER
                                                      SECURITIES -        SECURITIES -      INTERNATIONAL     INTERNATIONAL
                                                        CLASS 1             CLASS 2            SELECT           SMALL CAP
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                   -----------------   -----------------  -----------------  -----------------
Income:
      Dividends                                     $     1,112,480     $       123,079    $       106,846    $       652,404
Expenses:
      Mortality and expense fees                          1,248,864             139,090             68,255            750,731
      Indexing (gain) loss                                    2,833                 308                192              3,543
                                                   -----------------   -----------------  -----------------  -----------------
Net investment income (loss)                               (139,217)            (16,319)            38,399           (101,870)
                                                   -----------------   -----------------  -----------------  -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares           275,875              78,779             16,567          5,564,901
      Realized gain distributions                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
      Realized gain (loss)                                  275,875              78,779             16,567          5,564,901
                                                   -----------------   -----------------  -----------------  -----------------

Change in unrealized appreciation (depreciation)
      during the year                                     6,323,686             735,585            707,760          5,412,315
                                                   -----------------   -----------------  -----------------  -----------------
Net increase (decrease) in net assets from
      operations                                    $     6,460,344     $       798,045    $       762,726    $    10,875,346
                                                   =================   =================  =================  =================


                                                        WANGER            WANGER U.S.
                                                        SELECT         SMALLER COMPANIES
                                                      SUBACCOUNT          SUBACCOUNT
                                                   -----------------   -----------------
Income:

      Dividends                                     $           -       $           -
Expenses:
      Mortality and expense fees                             87,066           1,163,178
      Indexing (gain) loss                                     (136)              1,141
                                                   -----------------   -----------------
Net investment income (loss)                                (86,930)         (1,164,319)
                                                   -----------------   -----------------

Realized gains (losses) on investments
      Realized gain (loss) on sale of fund shares            64,643          14,555,834
      Realized gain distributions                           494,022                 -
                                                   -----------------   -----------------
      Realized gain (loss)                                  558,665          14,555,834
                                                   -----------------   -----------------

Change in unrealized appreciation (depreciation)
      during the year                                       138,455          (5,128,263)
                                                    -----------------   -----------------
Net increase (decrease) in net assets from
      operations                                    $       610,190     $     8,263,252
                                                   =================   =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004


                                                      AIM V.I. CAPITAL APPRECIATION -        AIM V.I MID CAP CORE EQUITY -
                                                                   CLASS I                               CLASS I
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,678)    $       (24,128)   $       (47,697)   $         2,927
          Realized gains (losses)                            22,159              (1,617)           202,636            260,853
          Unrealized appreciation (depreciation)
               during the year                              219,949             128,644            (13,087)          (600,516)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       211,430             102,899            141,852           (336,736)
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              441,657             253,296             31,203            299,840
          Transfers between subaccounts
               (including fixed account), net               368,774             624,708            381,514          3,716,718
          Transfers for contract
               benefits and terminations                   (375,096)           (364,678)          (264,552)        (1,594,726)
          Contract maintenance charges                       (3,299)             (2,849)            (2,143)              (231)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            432,036             510,477            146,022          2,421,601

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -              251,142          4,002,009
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           643,466             613,376            539,016          6,086,874

Net assets at beginning of period                         2,180,843           1,567,467          6,086,874                -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,824,309     $     2,180,843    $     6,625,890    $     6,086,874
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                         AIM V.I. PREMIER EQUITY -           ALGER AMERICAN LEVERAGE ALLCAP -
                                                                   CLASS I                               CLASS O
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (7,711)    $       (14,640)   $       (46,479)   $       (39,984)
          Realized gains (losses)                           (26,852)            (43,183)           234,742            (34,876)
          Unrealized appreciation (depreciation)
               during the year                              109,475             129,978            233,416            374,054
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        74,912              72,155            421,679            299,194
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              249,885             105,278            232,789            248,659
          Transfers between subaccounts
               (including fixed account), net              (229,014)           (163,405)          (366,332)          (539,228)
          Transfers for contract
               benefits and terminations                   (202,978)           (289,260)          (701,537)          (658,822)
          Contract maintenance charges                       (2,029)             (2,405)            (9,249)            (6,662)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (184,136)           (349,792)          (844,329)          (956,053)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (109,224)           (277,637)          (422,650)          (656,859)

Net assets at beginning of period                         1,751,587           2,029,224          4,212,676          4,869,535
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,642,363     $     1,751,587    $     3,790,026    $     4,212,676
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                     FEDERATED FUND FOR U.S. GOVERNMENT   FEDERATED HIGH INCOME BOND FUND II -
                                                                SECURITIES II                        PRIMARY SHARES
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       541,281     $       704,275    $       318,950    $       510,555
          Realized gains (losses)                            16,715             198,263             52,330            (10,629)
          Unrealized appreciation (depreciation)
               during the year                             (421,300)           (392,665)          (289,916)          (105,179)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       136,696             509,873             81,364            394,747
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,111,841           1,443,881            269,690            367,705
          Transfers between subaccounts
               (including fixed account), net             1,163,798             470,220          1,367,965         (3,108,740)
          Transfers for contract
               benefits and terminations                 (5,279,022)         (4,200,215)        (1,051,785)          (917,206)
          Contract maintenance charges                      (49,722)            (34,029)            (7,404)            (6,257)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,053,105)         (2,320,143)           578,466         (3,664,498)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,916,409)         (1,810,270)           659,830         (3,269,751)

Net assets at beginning of period                        21,036,487          22,846,757          5,047,644          8,317,395
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    19,120,078     $    21,036,487    $     5,707,474    $     5,047,644
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP CONTRAFUND(R) - SERVICE   FIDELITY VIP GROWTH OPPORTUNITIES -
                                                                   CLASS                              SERVICE CLASS
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (260,993)    $      (152,374)   $        (7,245)   $       (10,133)
          Realized gains (losses)                           830,814             380,170             23,924             59,332
          Unrealized appreciation (depreciation)
               during the year                            2,890,548           1,697,046             97,248             10,506
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     3,460,369           1,924,842            113,927             59,705
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              974,501           1,054,970            278,507            100,655
          Transfers between subaccounts
               (including fixed account), net             6,818,965           6,430,097            493,302           (347,012)
          Transfers for contract
               benefits and terminations                 (4,010,892)         (2,092,153)          (174,404)          (136,161)
          Contract maintenance charges                      (34,709)            (16,361)            (4,159)            (2,404)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,747,865           5,376,553            593,246           (384,922)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         7,208,234           7,301,395            707,173           (325,217)

Net assets at beginning of period                        18,099,026          10,797,631          1,173,598          1,498,815
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    25,307,260     $    18,099,026    $     1,880,771    $     1,173,598
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                    FIDELITY VIP GROWTH - SERVICE CLASS        LAZARD RETIREMENT SMALL CAP
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (53,294)    $       (78,926)   $       (45,089)   $           -
          Realized gains (losses)                           187,184            (149,345)           389,947                -
          Unrealized appreciation (depreciation)
               during the year                               87,803             317,348             90,946                -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       221,693              89,077            435,804                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              371,559             646,092             14,474                -
          Transfers between subaccounts
               (including fixed account), net              (989,855)          1,157,206            296,482                -
          Transfers for contract
               benefits and terminations                 (1,024,727)         (1,360,734)           (82,219)               -
          Contract maintenance charges                      (14,152)             (9,611)            (1,044)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,657,175)            432,953            227,693                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -            4,657,542                -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (1,435,482)            522,030          5,321,039                -

Net assets at beginning of period                         7,157,213           6,635,183                -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,721,731     $     7,157,213    $     5,321,039    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                                                             LORD ABBETT GROWTH AND INCOME -
                                                   LORD ABBETT BOND-DEBENTURE - CLASS VC                CLASS VC
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       239,343     $           -      $        20,607    $           -
          Realized gains (losses)                            65,920                 -              574,605                -
          Unrealized appreciation (depreciation)
               during the year                             (100,883)                -              (32,688)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       204,380                 -              562,524                -
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               89,100                 -              502,002                -
          Transfers between subaccounts
               (including fixed account), net             3,236,082                 -            9,458,605                -
          Transfers for contract
               benefits and terminations                   (236,187)                -             (677,204)               -
          Contract maintenance charges                       (2,373)                -               (4,749)               -
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          3,086,622                 -            9,278,654                -

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         2,650,057                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         5,941,059                 -            9,841,178                -

Net assets at beginning of period                               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,941,059     $           -      $     9,841,178    $           -
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                   LORD ABBETT MID-CAP VALUE - CLASS VC    MUTUAL SHARES SECURITIES - CLASS 2
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (23,695)    $           -      $       (39,262)   $      (41,039)
          Realized gains (losses)                           381,926                 -               92,500            50,786
          Unrealized appreciation (depreciation)
               during the year                              215,729                 -              844,953           814,481
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       573,960                 -              898,191            824,228
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               98,931                 -              299,006            427,904
          Transfers between subaccounts
               (including fixed account), net             4,502,442                 -            2,839,674          1,271,837
          Transfers for contract
               benefits and terminations                   (512,152)                -           (1,659,274)        (1,307,290)
          Contract maintenance charges                       (2,888)                -              (13,790)            (7,057)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          4,086,333                 -            1,465,616            385,394

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net         1,604,858                 -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         6,265,151                 -            2,363,807          1,209,622

Net assets at beginning of period                               -                   -            8,491,612          7,281,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     6,265,151     $           -      $    10,855,419    $     8,491,612
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)



                                                           PHOENIX MID-CAP GROWTH               PHOENIX STRATEGIC THEME
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (109,956)    $      (142,994)   $      (200,405)   $      (282,613)
          Realized gains (losses)                          (628,683)         (2,368,853)        (1,286,488)        (2,101,927)
          Unrealized appreciation (depreciation)
               during the year                              922,249           2,945,725          1,210,672          2,959,213
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       183,610             433,878           (276,221)           574,673
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              287,252             393,016            442,577            734,217
          Transfers between subaccounts
               (including fixed account), net            (1,791,993)         (1,071,934)        (2,936,679)        (2,939,659)
          Transfers for contract
               benefits and terminations                 (1,519,150)         (1,808,475)        (3,517,483)        (4,223,460)
          Contract maintenance charges                      (19,486)            (20,158)           (32,975)           (35,468)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (3,043,377)         (2,507,551)        (6,044,560)        (6,464,370)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net               -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,859,767)         (2,073,673)        (6,320,781)        (5,889,697)

Net assets at beginning of period                        10,607,179          12,680,852         20,165,175         26,054,872
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,747,412     $    10,607,179    $    13,844,394    $    20,165,175
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements


                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)


                                                      PHOENIX-ABERDEEN INTERNATIONAL               PHOENIX-AIM GROWTH
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     1,371,080     $       820,627    $      (178,494)   $      (207,551)
          Realized gains (losses)                         2,964,661            (700,130)        (5,431,297)           434,496
          Unrealized appreciation (depreciation)
               during the year                            3,440,198           8,793,395          6,145,142              9,102
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     7,775,939           8,913,892            535,351            236,047
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              735,858             836,899            365,785            567,019
          Transfers between subaccounts
               (including fixed account), net            (1,191,521)           (781,341)        (1,617,133)        (1,279,804)
          Transfers for contract
               benefits and terminations                 (9,327,131)         (9,213,390)        (1,979,304)        (2,310,660)
          Contract maintenance charges                      (60,926)            (63,919)           (27,036)           (31,325)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (9,843,720)         (9,221,751)        (3,257,688)        (3,054,770)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (8,780,742)          8,780,742         (6,175,915)           174,392
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,848,523)          8,472,883         (8,898,252)        (2,644,331)

Net assets at beginning of period                        62,541,038          54,068,155         16,663,446         19,307,777
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    51,692,515     $    62,541,038    $     7,765,194    $    16,663,446
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-ALGER SMALL-CAP GROWTH      PHOENIX-ALLIANCE/BERNSTEIN ENHANCED
                                                                 SUBACCOUNT                         INDEX SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (44,390)    $       (49,560)   $      (112,048)   $       (65,576)
          Realized gains (losses)                           379,979             (42,451)           352,455            115,353
          Unrealized appreciation (depreciation)
               during the year                             (196,521)              1,692             79,924          1,500,129
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       139,068             (90,319)           320,331          1,549,906
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              129,051             176,981            366,186            331,550
          Transfers between subaccounts
               (including fixed account), net               (59,932)         (2,153,862)        (1,712,424)         2,366,355
          Transfers for contract
               benefits and terminations                   (226,028)           (321,439)        (3,207,652)        (5,131,267)
          Contract maintenance charges                       (1,081)             (1,685)           (16,308)           (45,754)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (157,990)         (2,300,005)        (4,570,198)        (2,479,116)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net           326,592           2,299,452                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           307,670             (90,872)        (4,249,867)          (929,210)

Net assets at beginning of period                         3,590,415           3,681,287         20,919,009         21,848,219
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,898,085     $     3,590,415    $    16,669,142    $    20,919,009
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-DUFF & PHELPS REAL ESTATE      PHOENIX-ENGEMANN CAPITAL GROWTH
                                                           SECURITIES SUBACCOUNT                      SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       105,074     $       224,930    $    (2,438,348)   $    (1,172,790)
          Realized gains (losses)                         2,404,494           2,781,758         (6,254,143)        (9,265,767)
          Unrealized appreciation (depreciation)
               during the year                              335,843           2,453,531         11,638,438         18,633,042
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     2,845,411           5,460,219          2,945,947          8,194,485
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              812,154             774,523          3,076,057          4,517,862
          Transfers between subaccounts
               (including fixed account), net             1,291,029           1,988,825        (21,665,365)       (14,685,949)
          Transfers for contract
               benefits and terminations                 (3,718,222)         (3,992,726)       (36,945,029)       (41,998,324)
          Contract maintenance charges                      (26,838)            (29,756)          (326,047)          (414,283)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,641,877)         (1,259,134)       (55,860,384)       (52,580,694)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -            (2,947,821)         2,947,821
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,203,534           4,201,085        (55,862,258)       (41,438,388)

Net assets at beginning of period                        22,486,795          18,285,710        241,380,219        282,818,607
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    23,690,329     $    22,486,795    $   185,517,961    $   241,380,219
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    PHOENIX-ENGEMANN GROWTH AND INCOME     PHOENIX-ENGEMANN SMALL-CAP GROWTH
                                                                  SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (85,696)    $         4,970    $       (43,828)   $       (60,517)
          Realized gains (losses)                         1,031,063             206,489           (379,505)          (723,642)
          Unrealized appreciation (depreciation)
               during the year                             (368,994)          1,597,231            643,675            978,750
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       576,373           1,808,690            220,342            194,591
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            1,012,354             997,721            121,055            179,348
          Transfers between subaccounts
               (including fixed account), net            (1,667,806)          2,627,850           (568,414)          (541,868)
          Transfers for contract
               benefits and terminations                 (4,260,915)         (4,388,818)          (586,813)          (789,428)
          Contract maintenance charges                      (25,711)            (22,379)            (3,979)            (4,176)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (4,942,078)           (785,626)        (1,038,151)        (1,156,124)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net        (5,825,071)          5,825,071                -                 -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (10,190,776)          6,848,135           (817,809)          (961,533)

Net assets at beginning of period                        27,258,269          20,410,134          3,974,184          4,935,717
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    17,067,493     $    27,258,269    $     3,156,375    $     3,974,184
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   PHOENIX-ENGEMANN STRATEGIC ALLOCATION     PHOENIX-ENGEMANN VALUE EQUITY
                                                                SUBACCOUNT                           SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $     2,137,872     $     3,124,631    $       (20,111)   $       (57,646)
          Realized gains (losses)                         7,349,901           8,459,706            410,048           (558,158)
          Unrealized appreciation (depreciation)
               during the year                           (8,856,518)          1,924,706            167,582          2,565,801
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       631,255          13,509,043            557,519          1,949,997
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            2,548,588           2,739,950            737,764            637,751
          Transfers between subaccounts
               (including fixed account), net            (7,892,090)         (4,368,063)        (1,865,602)         2,695,849
          Transfers for contract
               benefits and terminations                (34,646,957)        (41,054,988)        (3,514,803)        (3,078,933)
          Contract maintenance charges                     (177,632)           (221,397)           (23,734)           (20,182)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (40,168,091)        (42,904,498)        (4,666,375)           234,485

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets       (39,536,836)        (29,395,455)        (4,108,856)         2,184,482

Net assets at beginning of period                       223,475,821         252,871,276         18,378,660         16,194,178
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $   183,938,985     $   223,475,821    $    14,269,804    $    18,378,660
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MONEY MARKET           PHOENIX-GOODWIN MULTI-SECTOR
                                                                SUBACCOUNT                        FIXED INCOME SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       313,833     $      (158,269)   $     1,763,955    $     2,928,444
          Realized gains (losses)                              -                      3           (452,155)          (661,453)
          Unrealized appreciation (depreciation)
               during the year                                 -                     (3)        (1,115,930)           866,587
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets                                              -
      from operations                                       313,833            (158,269)           195,870          3,133,578
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                            3,150,145           3,045,796          1,140,984          1,398,603
          Transfers between subaccounts
               (including fixed account), net             6,206,675            (678,650)        (1,407,061)         3,848,721
          Transfers for contract
               benefits and terminations                 (8,379,969)        (13,210,173)       (11,375,881)       (11,816,307)
          Contract maintenance charges                      (66,169)            (88,631)           (54,723)           (57,871)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            910,682         (10,931,658)       (11,696,681)        (6,626,854)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,224,515         (11,089,927)       (11,500,811)        (3,493,276)

Net assets at beginning of period                        26,220,642          37,310,569         58,192,436         61,685,712
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    27,445,157     $    26,220,642    $    46,691,625    $    58,192,436
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       PHOENIX-GOODWIN MULTI-SECTOR          PHOENIX-KAYNE RISING DIVIDENDS
                                                        SHORT TERM BOND SUBACCOUNT                     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        71,642     $        55,659    $        (1,356)   $         6,034
          Realized gains (losses)                            (2,795)             14,226             72,741               (969)
          Unrealized appreciation (depreciation)
               during the year                              (66,946)             12,994           (119,150)            61,542
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                         1,901              82,879            (47,765)            66,607
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              126,259             315,128             92,750            313,543
          Transfers between subaccounts
               (including fixed account), net             1,607,879             799,015           (214,298)           974,276
          Transfers for contract
               benefits and terminations                   (410,511)         (1,090,337)          (312,714)          (211,527)
          Contract maintenance charges                         (977)             (1,306)            (2,035)              (988)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                          1,322,650              22,500           (436,297)         1,075,304

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -               (12,625)            22,268
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets         1,324,551             105,379           (496,687)         1,164,179

Net assets at beginning of period                         2,086,809           1,981,430          2,861,617          1,697,438
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     3,411,360     $     2,086,809    $     2,364,930    $     2,861,617
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      PHOENIX-KAYNE SMALL-CAP QUALITY         PHOENIX-LAZARD INTERNATIONAL
                                                             VALUE SUBACCOUNT                   EQUITY SELECT SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         4,749     $        (2,047)   $         9,422    $            92
          Realized gains (losses)                           119,636              21,606             46,705            176,461
          Unrealized appreciation (depreciation)
               during the year                                5,509             185,274            392,732            173,164
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       129,894             204,833            448,859            349,717
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               97,058              70,964          1,038,824            601,318
          Transfers between subaccounts
               (including fixed account), net               328,549             791,692          3,231,272          1,254,854
          Transfers for contract
               benefits and terminations                   (267,049)            (78,282)          (558,483)          (262,650)
          Contract maintenance charges                       (1,906)               (625)            (4,833)            (2,286)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            156,652             783,749          3,706,780          1,591,236

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net            57,355             143,953               -            (1,221,852)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           343,901           1,132,535          4,155,639            719,101

Net assets at beginning of period                         2,283,764           1,151,229          3,197,605          2,478,504
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,627,665     $     2,283,764    $     7,353,244    $     3,197,605
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                          PHOENIX-NORTHERN DOW 30         PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
                                                                 SUBACCOUNT                            SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        20,641     $        24,075    $       (51,189)   $       (41,839)
          Realized gains (losses)                          (146,449)            (19,271)          (450,298)          (287,550)
          Unrealized appreciation (depreciation)
               during the year                               62,360             185,791            443,915            655,948
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (63,448)            190,595            (57,572)           326,559
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              275,824             293,418            108,473            450,463
          Transfers between subaccounts
               (including fixed account), net              (831,669)             62,925           (310,618)           162,422
          Transfers for contract
               benefits and terminations                 (1,469,728)         (1,453,611)          (495,910)          (478,253)
          Contract maintenance charges                      (10,362)             (9,538)            (9,381)            (5,717)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (2,035,935)         (1,106,806)          (707,436)           128,915

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -            (1,883,540)
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (2,099,383)           (916,211)          (765,008)        (1,428,066)

Net assets at beginning of period                         7,109,526           8,025,737          4,783,473          6,211,539
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,010,143     $     7,109,526    $     4,018,465    $     4,783,473
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                     PHOENIX-SANFORD BERNSTEIN MID-CAP     PHOENIX-SANFORD BERNSTEIN SMALL-CAP
                                                             VALUE SUBACCOUNT                     VALUE SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (250,215)    $      (209,261)   $      (138,258)   $      (129,390)
          Realized gains (losses)                         2,095,465           1,662,531            819,652          1,183,573
          Unrealized appreciation (depreciation)
               during the year                             (500,834)          1,850,424            (47,422)           878,280
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     1,344,416           3,303,694            633,972          1,932,463
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              730,755             753,816            253,910            542,038
          Transfers between subaccounts
               (including fixed account), net             1,230,681           2,809,248          1,725,521            546,297
          Transfers for contract
               benefits and terminations                 (3,224,262)         (2,865,403)        (1,890,702)        (1,568,205)
          Contract maintenance charges                      (23,392)            (19,481)           (11,352)            (8,046)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                         (1,286,218)            678,180             77,377           (487,916)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets            58,198           3,981,874            711,349          1,444,547

Net assets at beginning of period                        21,232,259          17,250,385         10,771,537          9,326,990
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    21,290,457     $    21,232,259    $    11,482,886    $    10,771,537
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        RYDEX VARIABLE TRUST JUNO              RYDEX VARIABLE TRUST NOVA
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (30,402)    $       (30,951)   $          (961)   $          (684)
          Realized gains (losses)                           (14,391)             26,317                 77                 78
          Unrealized appreciation (depreciation)
               during the year                              (80,833)           (209,029)             2,784              5,654
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                      (125,626)           (213,663)             1,900              5,048
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              181,047             518,922             11,741             30,547
          Transfers between subaccounts
               (including fixed account), net               (48,977)            499,103               (187)            24,497
          Transfers for contract
               benefits and terminations                   (150,528)             (4,365)              (268)              (123)
          Contract maintenance charges                       (5,539)             (1,472)               (52)                (3)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            (23,997)          1,012,188             11,234             54,918

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                   -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (149,623)            798,525             13,134             59,966

Net assets at beginning of period                         1,862,080           1,063,555             63,000              3,034
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,712,457     $     1,862,080    $        76,134    $        63,000
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                   RYDEX VARIABLE TRUST SECTOR ROTATION       SCUDDER VIT EQUITY 500 INDEX -
                                                                 SUBACCOUNT                        CLASS A SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,959)    $        (7,998)   $        18,770    $       (20,669)
          Realized gains (losses)                             6,233              52,759            356,492             97,340
          Unrealized appreciation (depreciation)
               during the year                               94,995                (987)          (118,692)           702,925
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        92,269              43,774            256,570            779,596
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               10,128              42,555            548,944            600,269
          Transfers between subaccounts
               (including fixed account), net               593,461              (2,991)           443,100          1,943,473
          Transfers for contract
               benefits and terminations                   (108,412)           (281,464)        (2,077,424)        (1,680,864)
          Contract maintenance charges                         (787)               (437)           (17,811)            (6,224)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            494,390            (242,337)        (1,103,191)           856,654

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           586,659            (198,563)          (846,621)         1,636,250

Net assets at beginning of period                           544,840             743,403          9,335,179          7,698,929
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,131,499     $       544,840    $     8,488,558    $     9,335,179
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                            TECHNOLOGY - CLASS I             TEMPLETON DEVELOPING MARKETS
                                                                SUBACCOUNT                SECURITIES - CLASS 1     SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (36,031)    $       (55,387)   $           537    $         4,245
          Realized gains (losses)                        (3,227,368)         (5,397,540)            45,864              7,391
          Unrealized appreciation (depreciation)
               during the year                            3,165,451           5,171,381            174,262            164,868
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       (97,948)           (281,546)           220,663            176,504
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              103,131             227,903              3,250              3,000
          Transfers between subaccounts
               (including fixed account), net              (450,299)           (934,555)           134,481             42,319
          Transfers for contract
               benefits and terminations                   (510,851)           (712,520)          (278,577)           (42,548)
          Contract maintenance charges                      (10,443)            (10,439)              (688)              (596)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (868,462)         (1,429,611)          (141,534)             2,175

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (966,410)         (1,711,157)            79,129            178,679

Net assets at beginning of period                         3,582,192           5,293,349            907,439            728,760
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,615,782     $     3,582,192    $       986,568    $       907,439
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON DEVELOPING MARKETS          TEMPLETON FOREIGN SECURITIES -
                                                      SECURITIES - CLASS 2 SUBACCOUNT              CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $         1,458     $        10,573    $       (19,266)   $       (63,739)
          Realized gains (losses)                           (21,516)            (79,855)         1,041,787            726,091
          Unrealized appreciation (depreciation)
               during the year                              437,711             435,926          1,066,539          3,361,572
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       417,653             366,644          2,089,060          4,023,924
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               11,114              21,055             36,703             92,980
          Transfers between subaccounts
               (including fixed account), net              (105,377)            (61,367)          (492,923)          (178,413)
          Transfers for contract
               benefits and terminations                   (206,879)           (227,005)        (3,016,975)        (3,713,103)
          Contract maintenance charges                       (1,805)             (2,447)           (16,563)           (19,362)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (302,947)           (269,764)        (3,489,758)        (3,817,898)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           114,706              96,880         (1,400,698)           206,026

Net assets at beginning of period                         1,840,569           1,743,689         26,200,448         25,994,422
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     1,955,275     $     1,840,569    $    24,799,750    $    26,200,448
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                      TEMPLETON FOREIGN SECURITIES -      TEMPLETON GLOBAL ASSET ALLOCATION -
                                                            CLASS 2 SUBACCOUNT                    CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        (8,446)    $       (15,562)   $     1,047,759    $       662,656
          Realized gains (losses)                          (120,058)           (454,237)         1,481,039          2,374,757
          Unrealized appreciation (depreciation)
               during the year                              772,499           1,562,420         (1,594,205)         2,516,636
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       643,995           1,092,621            934,593          5,554,049
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              549,600             528,860            145,939            182,946
          Transfers between subaccounts
               (including fixed account), net               442,856             422,364            (98,773)           229,287
          Transfers for contract
               benefits and terminations                 (1,196,975)         (2,104,676)        (4,094,051)        (6,720,115)
          Contract maintenance charges                       (9,398)            (24,177)           (30,868)           (35,396)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (213,917)         (1,177,629)        (4,077,753)        (6,343,278)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           430,078             (85,008)        (3,143,160)          (789,229)

Net assets at beginning of period                         7,374,723           7,459,731         43,295,712         44,084,941
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,804,801     $     7,374,723    $    40,152,552    $    43,295,712
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                    TEMPLETON GLOBAL ASSET ALLOCATION -   TEMPLETON GLOBAL INCOME SECURITIES -
                                                             CLASS 2 SUBACCOUNT                   CLASS 1 SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        61,504     $        46,944    $       248,462    $       505,706
          Realized gains (losses)                           (36,254)           (165,283)            39,077             44,209
          Unrealized appreciation (depreciation)
               during the year                               20,287             489,759           (511,090)            70,711
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                        45,537             371,420           (223,551)           620,626
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                               58,353              90,223             17,631              9,080
          Transfers between subaccounts
               (including fixed account), net              (142,466)           (115,771)           357,547           (165,380)
          Transfers for contract
               benefits and terminations                   (423,873)           (798,142)          (431,971)          (471,273)
          Contract maintenance charges                       (2,839)            (10,188)            (3,227)            (4,151)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (510,825)           (833,878)           (60,020)          (631,724)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets          (465,288)           (462,458)          (283,571)           (11,098)

Net assets at beginning of period                         2,819,756           3,282,214          5,209,456          5,220,554
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     2,354,468     $     2,819,756    $     4,925,885    $     5,209,456
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                       TEMPLETON GROWTH SECURITIES -      TEMPLETON GROWTH SECURITIES - CLASS 2
                                                             CLASS 1 SUBACCOUNT                        SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $      (139,217)    $      (123,076)   $       (16,319)   $        (9,515)
          Realized gains (losses)                           275,875          (1,251,874)            78,779             44,586
          Unrealized appreciation (depreciation)
               during the year                            6,323,686          14,005,786            735,585          1,313,125
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                     6,460,344          12,630,836            798,045          1,348,196
                                                   -----------------   -----------------  -----------------  -----------------
Contract transactions:
          Payments received from
               contract owners                              477,572             253,589            429,991            442,268
          Transfers between subaccounts
               (including fixed account), net            (1,503,849)            936,128          1,105,022            991,387
          Transfers for contract
               benefits and terminations                (11,962,429)        (13,150,969)        (2,126,981)        (1,279,582)
          Contract maintenance charges                      (61,130)            (68,443)           (16,838)           (13,320)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                        (13,049,836)        (12,029,695)          (608,806)           140,753

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets        (6,589,492)            601,141            189,239          1,488,949

Net assets at beginning of period                        95,644,403          95,043,262         10,850,529          9,361,580
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $    89,054,911     $    95,644,403    $    11,039,768    $    10,850,529
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                        WANGER INTERNATIONAL SELECT          WANGER INTERNATIONAL SMALL CAP
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $        38,399     $       (39,419)   $      (101,870)   $      (326,891)
          Realized gains (losses)                            16,567             (11,629)         5,564,901          2,510,588
          Unrealized appreciation (depreciation)
               during the year                              707,760             916,551          5,412,315         12,688,303
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       762,726             865,503         10,875,346         14,872,000
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              168,349             191,656          1,085,755          1,241,367
          Transfers between subaccounts
               (including fixed account), net               732,510             445,561           (651,202)        (1,201,456)
          Transfers for contract
               benefits and terminations                   (675,984)           (429,658)       (12,207,673)       (11,258,094)
          Contract maintenance charges                       (8,708)             (9,285)           (64,708)           (61,876)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                            216,167             198,274        (11,837,828)       (11,280,059)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           978,893           1,063,777           (962,482)         3,591,941

Net assets at beginning of period                         4,901,049           3,837,272         62,137,460         58,545,519
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     5,879,942     $     4,901,049    $    61,174,978    $    62,137,460
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004
                                   (CONTINUED)

                                                               WANGER SELECT                  WANGER U.S. SMALLER COMPANIES
                                                                SUBACCOUNT                             SUBACCOUNT
                                                   -------------------------------------  ------------------------------------
                                                         2005                 2004              2005                2004
                                                         ----                 ----              ----                ----
Increase (decrease) in net assets from
      operations:
          Net investment income (loss)              $       (86,930)    $       (82,110)   $    (1,164,319)   $    (1,342,733)
          Realized gains (losses)                           558,665             211,740         14,555,834         12,007,798
          Unrealized appreciation (depreciation)
               during the year                              138,455             925,442         (5,128,263)         5,035,414
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets
      from operations                                       610,190           1,055,072          8,263,252         15,700,479
                                                   -----------------   -----------------  -----------------  -----------------

Contract transactions:
          Payments received from
               contract owners                              252,815             265,580          1,628,871          1,824,093
          Transfers between subaccounts
               (including fixed account), net               251,525             528,511         (2,867,604)        (4,129,915)
          Transfers for contract
               benefits and terminations                   (697,801)           (934,139)       (21,400,002)       (22,492,852)
          Contract maintenance charges                       (6,221)             (8,772)          (105,150)          (149,501)
                                                   -----------------   -----------------  -----------------  -----------------

Net increase (decrease) in net assets resulting
      from contract transactions                           (199,682)           (148,820)       (22,743,885)       (24,948,175)

Increase (decrease) in amounts retained in
      PHLVIC Universal Life Separate Account, net              -                   -                  -                  -
                                                   -----------------   -----------------  -----------------  -----------------

          Total increase (decrease) in net assets           410,508             906,252        (14,480,633)        (9,247,696)

Net assets at beginning of period                         7,127,781           6,221,529        103,301,043        112,548,739
                                                   -----------------   -----------------  -----------------  -----------------
Net assets at end of period                         $     7,538,289     $     7,127,781    $    88,820,410    $   103,301,043
                                                   =================   =================  =================  =================



                       See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 54 subaccounts that invest in shares of an underlying fund. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following subaccounts:

   ---------------------------------------------------------------------------
   AIM V.I. Capital Appreciation Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund - Class I
   ---------------------------------------------------------------------------
   AIM V.I. Premier Equity Fund - Class I
   ---------------------------------------------------------------------------
   Alger American Leveraged AllCap Portfolio - Class O
   ---------------------------------------------------------------------------
   Federated Fund for U.S. Government Securities II
   ---------------------------------------------------------------------------
   Federated High Income Bond Fund II - Primary Shares
   ---------------------------------------------------------------------------
   Fidelity VIP Contrafund(R) Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Opportunities Portfolio - Service Class
   ---------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio - Service Class
   ---------------------------------------------------------------------------
   Lazard Retirement Small Cap Portfolio
   ---------------------------------------------------------------------------
   Lord Abbett Bond-Debenture Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Growth and Income Portfolio - Class VC
   ---------------------------------------------------------------------------
   Lord Abbett Mid-Cap Value Portfolio - Class VC
   ---------------------------------------------------------------------------
   Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
   ---------------------------------------------------------------------------
   Phoenix Mid-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix Strategic Theme Series
   ---------------------------------------------------------------------------
   Phoenix-Aberdeen International Series
   ---------------------------------------------------------------------------
   Phoenix-AIM Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alger Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Alliance/Bernstein Enhanced Index Series
   ---------------------------------------------------------------------------
   Phoenix-Duff & Phelps Real Estate Securities Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Capital Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Growth and Income Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Small-Cap Growth Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Strategic Allocation Series
   ---------------------------------------------------------------------------
   Phoenix-Engemann Value Equity Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Money Market Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Fixed Income Series
   ---------------------------------------------------------------------------
   Phoenix-Goodwin Multi-Sector Short Term Bond Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Rising Dividends Series
   ---------------------------------------------------------------------------
   Phoenix-Kayne Small-Cap Quality Value Series
   ---------------------------------------------------------------------------
   Phoenix-Lazard International Equity Select Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Dow 30 Series
   ---------------------------------------------------------------------------
   Phoenix-Northern Nasdaq-100 Index(R) Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Mid-Cap Value Series
   ---------------------------------------------------------------------------
   Phoenix-Sanford Bernstein Small-Cap Value Series
   ---------------------------------------------------------------------------
   Rydex Variable Trust Juno Fund
   ---------------------------------------------------------------------------
   Rydex Variable Trust Nova Fund
   ---------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   ---------------------------------------------------------------------------
   Rydex Variable Trust Sector Rotation Fund
   ---------------------------------------------------------------------------
   Scudder VIT Equity 500 Index Fund- Class A
   ---------------------------------------------------------------------------
   Technology Portfolio - Class I (included in Universal Institutional
   Funds, Inc funds)
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Developing Markets Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Foreign Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Global Asset Allocation Fund - Class 2
   ---------------------------------------------------------------------------
   Templeton Global Income Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 1
   ---------------------------------------------------------------------------
   Templeton Growth Securities Fund - Class 2
   ---------------------------------------------------------------------------
   Wanger International Select
   ---------------------------------------------------------------------------
   Wanger International Small Cap
   ---------------------------------------------------------------------------
   Wanger Select
   ---------------------------------------------------------------------------
   Wanger U.S. Smaller Companies
   ---------------------------------------------------------------------------


Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

The financial statements are presented at a total aggregate separate account level and not at the individual product level as was the case in previous years.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2001 through December 31, 2004) have been reformatted to be consistent with the current year presentation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective subaccounts.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:


SUBACCOUNT                                                             PURCHASES                       SALES
----------                                                             ---------                       -----
      AIM V.I. Capital Appreciation Fund - Class I                   $   1,249,930                 $    850,791
      AIM V.I. Mid Cap Core Equity Fund - Class I                          837,012                      539,363
      AIM V.I. Premier Equity Fund - Class I                               408,021                      601,516
      Alger American Leveraged AllCap Portfolio - Class O                  631,307                    1,526,586
      Federated Fund for U.S. Government Securities II                   6,638,751                    8,173,303
      Federated High Income Bond Fund II - Primary Shares                3,318,278                    2,426,186
      Fidelity VIP Contrafund(R) Portfolio - Service Class              10,605,505                    7,134,329
      Fidelity VIP Growth Opportunities Portfolio - Service Class        1,009,867                      425,012
      Fidelity VIP Growth Portfolio - Service Class                        782,255                    2,500,182
      Lazard Retirement Small Cap Portfolio                              5,305,201                      209,033
      Lord Abbett Bond-Debenture Portfolio - Class VC                    6,491,654                      467,189
      Lord Abbett Growth and Income Portfolio - Class VC                10,901,654                    1,027,443
      Lord Abbett Mid-Cap Value Portfolio - Class VC                     6,886,101                      949,298
      Mutual Shares Securities Fund - Class 2                            3,540,663                    2,090,778
      Phoenix Mid-Cap Growth Series                                        656,905                    3,821,128
      Phoenix Strategic Theme Series                                     1,063,250                    7,329,180
      Phoenix-Aberdeen International Series                              4,404,245                   22,677,865
      Phoenix-AIM Growth Series                                            550,993                   10,579,255
      Phoenix-Alger Small-Cap Growth Series                                753,114                      638,498
      Phoenix-Alliance/Bernstein Enhanced Index Series                   1,485,785                    6,197,574
      Phoenix-Duff & Phelps Real Estate Securities Series                5,960,577                    6,360,293
      Phoenix-Engemann Capital Growth Series                             3,177,321                   64,686,848
      Phoenix-Engemann Growth and Income Series                          4,407,145                   15,388,469
      Phoenix-Engemann Small-Cap Growth Series                             797,782                    1,883,858
      Phoenix-Engemann Strategic Allocation Series                      12,653,735                   45,809,956
      Phoenix-Engemann Value Equity Series                               1,153,291                    5,858,458
      Phoenix-Goodwin Money Market Series                               20,832,925                   19,638,622
      Phoenix-Goodwin Multi-Sector Fixed Income Series                   5,936,691                   15,929,017
      Phoenix-Goodwin Multi-Sector Short Term Bond Series                2,008,219                      616,212
      Phoenix-Kayne Rising Dividends Series                                581,428                    1,005,341
      Phoenix-Kayne Small-Cap Quality Value Series                         903,447                      651,847
      Phoenix-Lazard International Equity Select Series                  4,700,764                      953,949
      Phoenix-Northern Dow 30 Series                                       586,853                    2,609,533
      Phoenix-Northern Nasdaq-100 Index(R) Series                          701,693                    1,465,184
      Phoenix-Sanford Bernstein Mid-Cap Value Series                     5,531,099                    5,551,589
      Phoenix-Sanford Bernstein Small-Cap Value Series                   3,784,567                    3,229,086
      Rydex Variable Trust Juno Fund                                       240,228                      297,214
      Rydex Variable Trust Nova Fund                                        12,140                        1,948
      Rydex Variable Trust Sector Rotation Fund                            636,343                      151,430
      Scudder VIT Equity 500 Index Fund - Class A                        3,017,032                    4,111,262
      Technology Portfolio - Class I                                       374,316                    1,282,623
      Templeton Developing Markets Securities Fund - Class 1               160,623                      302,636
      Templeton Developing Markets Securities Fund - Class 2                38,740                      341,989
      Templeton Foreign Securities Fund - Class 1                          460,259                    3,998,674
      Templeton Foreign Securities Fund - Class 2                        1,560,384                    1,790,288
      Templeton Global Asset Allocation Fund - Class 1                   2,024,348                    5,102,408
      Templeton Global Asset Allocation Fund - Class 2                     169,940                      622,117
      Templeton Global Income Securities Fund - Class 1                    754,404                      571,760
      Templeton Growth Securities Fund - Class 1                         2,499,309                   15,795,139
      Templeton Growth Securities Fund - Class 2                         2,187,691                    2,823,747

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 3--Purchases and Proceeds from Sales of Investments (Continued)


      Wanger International Select                                    $   1,587,085                 $  1,337,325
      Wanger International Small Cap                                     3,904,819                   15,906,628
      Wanger Select                                                      1,457,085                    1,256,816
      Wanger U.S. Smaller Companies                                      3,259,427                   27,273,215
                                                                     --------------               --------------
                                                                     $ 165,582,201                $ 354,769,990
                                                                     ==============              ===============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I             1,359,774     (906,166)      453,608   1,232,731     (691,515)     541,216
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I                618,842     (472,326)      146,516   6,000,932      (12,622)   5,988,310
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Class I                     443,667     (673,303)     (229,636)    385,753     (819,528)    (433,775)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class O        962,335   (2,376,982)   (1,414,647)  1,609,351   (3,321,211)  (1,711,860)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         4,872,246   (6,511,250)   (1,639,004)  5,012,740   (6,650,577)  (1,637,837)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares      2,445,765   (1,959,803)      485,962   1,454,868   (4,713,776)  (3,258,908)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -
Service Class                                            9,800,257   (5,799,685)    4,000,572   8,495,294   (3,564,129)   4,931,165
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -
Service Class                                            1,177,263     (544,377)      632,886     465,433     (820,743)    (355,310)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class            1,200,128   (3,831,002)   (2,630,874)  4,676,059   (4,317,248)     358,811
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                    5,019,112     (150,659)    4,868,453           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio - Class VC          6,236,639     (419,803)    5,816,836           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio - Class VC      10,330,562     (943,753)    9,386,809           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC           6,643,607     (853,476)    5,790,131           -            -          -
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2                  2,311,625   (1,344,740)      966,885   1,738,278   (1,411,089)     327,189
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                              573,223   (3,026,294)   (2,453,071)  1,420,848   (3,573,547)  (2,152,699)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Theme Series                             814,406   (5,256,578)   (4,442,172)  1,155,688   (5,756,595)  (4,600,907)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    1,202,369   (9,586,429)   (8,384,060)  5,942,920   (6,854,847)    (911,927)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Growth Series                                  953,474  (16,537,331)  (15,583,857)  2,094,020   (7,542,899)  (5,448,879)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                      271,250     (386,421)     (115,171)    758,271     (837,595)     (79,324)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series         1,278,119   (5,401,210)   (4,123,091)  3,630,730   (5,699,817)  (2,069,087)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      1,536,526   (1,706,487)     (169,961)  2,115,683   (2,290,060)    (174,377)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     875,459  (15,790,248)  (14,914,789)  2,639,889  (12,460,438)  (9,820,549)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Growth and Income Series                3,651,238  (12,591,577)   (8,940,339) 10,272,668   (5,962,958)   4,309,710
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small-Cap Growth Series                 1,178,280   (2,728,004)   (1,549,724)  2,201,098   (4,301,743)  (2,100,645)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Strategic Allocation Series               761,410   (8,481,875)   (7,720,465)  1,428,712   (8,834,265)  (7,405,553)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Value Equity Series                       780,634   (4,112,995)   (3,332,361)  4,264,584   (3,800,128)     464,456
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     14,082,866  (10,483,007)    3,599,859  11,981,267  (17,052,050)  (5,070,783)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         1,338,421   (3,924,748)   (2,586,327)  4,816,696   (5,099,268)    (282,572)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series      1,831,458     (566,887)    1,264,571   3,311,952   (3,265,676)      46,276
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                      462,026     (840,861)     (378,835)  1,406,294     (470,037)     936,257
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series               531,801     (426,976)      104,825     834,837     (257,549)     577,288
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series        3,256,496     (633,145)    2,623,351   1,641,325   (1,379,341)     261,984
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                             516,077   (2,668,457)   (2,152,380)  1,297,337   (2,532,995)  (1,235,658)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series              1,664,770   (2,820,438)   (1,155,668)  4,405,613  (10,104,924)  (5,699,311)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series           2,629,072   (3,436,591)     (807,519)  3,803,548   (3,238,248)     565,300
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series         1,803,450   (1,747,942)       55,508   2,765,486   (2,975,451)    (209,965)
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             278,096     (304,058)      (25,962)  1,269,233     (261,428)   1,007,805
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                               8,852         (502)        8,350      44,113         (449)      43,664
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  473,662     (106,330)      367,332     262,683     (474,907)    (212,224)
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund - Class A              2,600,210   (3,586,822)     (986,612)  3,378,180   (2,518,882)     859,298
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio - Class I                           1,280,152   (4,538,722)   (3,258,570)  3,445,559   (8,738,709)  (5,293,150)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     165,804     (298,693)     (132,889)    145,677     (134,783)      10,894
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2      16,666     (343,219)     (326,553)     35,393     (381,559)    (346,166)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1                 55,830   (1,347,857)   (1,292,027)    346,168   (1,951,959)  (1,605,791)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2              1,146,552   (1,289,102)     (142,550)  1,413,779   (2,363,500)    (949,721)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1           102,257   (1,088,646)     (986,389)    340,503   (2,053,826)  (1,713,323)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 2            46,155     (360,539)     (314,384)     80,890     (637,587)    (556,697)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

Note 4--Changes in Units Outstanding (Continued)


                                                 -----------------------------------------------------------------------------------
The changes in units outstanding were as follows:     For period ended December 31, 2005       For period ended December 31, 2004

                                                           UNITS       UNITS      NET INCREASE   UNITS        UNITS     NET INCREASE
                                                           -----       -----      ------------   -----        -----     ------------
SUBACCOUNT                                                 ISSUED     REDEEMED     (DECREASE)    ISSUED      REDEEMED    (DECREASE)
----------                                                 ------     --------     ----------    ------      --------    ----------
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 1          157,206     (179,895)      (22,689)     79,027     (328,779)    (249,752)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 315,179   (3,262,167)   (2,946,988)    981,731   (4,037,037)  (3,055,306)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2               1,338,824   (1,660,382)     (321,558)  1,534,493   (1,382,542)     151,951
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                822,303     (686,441)      135,862     742,165     (585,909)     156,256
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           1,190,937   (3,972,067)   (2,781,130)  1,603,798   (4,936,892)  (3,333,094)
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                              503,751     (584,774)      (81,023)    959,490   (1,002,432)    (42,942)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                            1,368,068   (7,428,985)   (6,060,917)  2,077,901   (9,454,816)  (7,376,915)
------------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 follows:

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I

    2005            2,807        0.94 to        1.13        2,824          0.07%        0.90% to     1.80%     (0.93%)to      7.86%
    2004            2,353        0.87 to        1.05        2,181              -        0.90% to     1.80%      4.71% to      5.67%
    2003            1,812        0.83 to        0.99        1,568              -        0.90% to     1.80%      1.40% to     33.13%
    2002              787        0.65 to        0.77          523              -        0.90% to     1.80%    (25.42%)to      0.76%
    2001(24)          149        0.86 to        0.93          130              -        0.90% to     1.40%    (13.52%)to      3.21%

AIM V.I. Mid Cap Core Equity Fund - Class I

    2005            6,135        1.07 to        1.08        6,626          0.53%        0.90% to     1.80%      5.69% to      6.65%
    2004(32)        5,988        1.02 to        1.02        6,087          2.30%        0.90% to     1.80%      1.84% to      1.91%
    2003                -           - to           -            -              -            - to         -          - to          -
    2002                -           - to           -            -              -            - to         -          - to          -
    2001                -           - to           -            -              -            - to         -          - to          -

AIM V.I. Premier Equity Fund - Class I

    2005            1,800        0.83 to        0.99        1,642          0.82%        0.90% to     1.80%      3.76% to      4.71%
    2004            2,030        0.80 to        0.95        1,752          0.43%        0.90% to     1.80%      3.87% to      9.10%
    2003            2,463        0.76 to        0.91        2,029          0.28%        0.90% to     1.80%     11.44% to     23.95%
    2002            3,073        0.62 to        0.73        2,048          0.39%        0.90% to     1.40%    (31.24%)to     (2.11%)
    2001(25)        1,640        0.89 to        0.97        1,583          0.54%        0.90% to     1.40%    (10.85%)to      2.74%

Alger American Leveraged AllCap Portfolio - Class O

    2005            5,217        0.65 to        1.30        3,790              -        0.90% to     1.80%     12.39% to     13.42%
    2004            6,658        0.58 to        1.15        4,213              -        0.90% to     1.80%      1.32% to      7.21%
    2003            8,370        0.54 to        0.94        4,868              -        0.90% to     1.80%      8.23% to     33.51%
    2002            6,412        0.40 to        0.70        2,802          0.01%        0.90% to     1.65%    (34.82%)to    (13.02%)
    2001(8)         4,824        0.62 to        0.92        3,180              -        0.90% to    1.375%    (18.06%)to     (8.14%)

Federated Fund for U.S. Government Securities II

    2005           15,806        1.00 to        1.32       19,120          3.99%        0.50% to     1.80%     (0.01%)to      1.52%
    2004           17,445        1.08 to        1.31       21,036          4.48%        0.50% to     1.80%      1.75% to      3.09%
    2003           19,082        1.04 to        1.28       22,848          3.86%        0.50% to     1.80%     (0.03%)to      1.44%
    2002           24,070        1.06 to        1.26       29,241          2.51%        0.90% to     1.80%      2.47% to      8.07%
    2001(13)       10,673        1.03 to        1.17       12,192          2.80%        0.90% to     1.40%      3.47% to      5.96%

Federated High Income Bond Fund II - Primary Shares

    2005            4,605        1.20 to        1.34        5,707          7.39%       0.90% to     1.80%       0.82% to      1.74%
    2004            4,119        1.19 to        1.32        5,048          9.62%       0.90% to     1.80%       8.47% to      9.47%
    2003            7,378        1.09 to        1.21        8,317          6.15%       0.90% to     1.80%      20.02% to     21.12%
    2002            4,412        0.90 to        1.00        7,015         11.59%       0.90% to     1.80%      (1.83%)to      2.99%
    2001(23)        3,847        0.90 to        0.99        3,517          9.08%       0.90% to    1.375%      (2.45%)to      0.36%

Fidelity VIP Contrafund(R) Portfolio - Service Class

    2005           20,609        1.19 to        1.49       25,307          0.17%       0.90% to     1.80%      14.75% to     15.80%
    2004           16,608        1.03 to        1.29       18,099          0.22%       0.90% to     1.80%      11.45% to     14.30%
    2003           11,677        0.91 to        1.13       10,797          0.32%       0.90% to     1.80%      26.04% to     27.20%
    2002            9,515        0.72 to        0.90        6,870          0.46%       0.90% to     1.80%     (10.67%)to     (0.63%)
    2001(12)        4,249        0.80 to        0.94        3,429          0.44%       0.90% to    1.375%     (13.57%)to     (6.26%)


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio - Service Class

    2005            2,134        0.79 to        1.15        1,881          0.70%        0.90% to    1.80%      (1.09%)to      7.89%
    2004            1,501        0.73 to        1.07        1,174          0.54%        0.90% to    1.80%      (0.92%)to      6.10%
    2003            1,857        0.70 to        1.01        1,499          0.53%        0.90% to    1.80%      10.07% to     30.86%
    2002            1,429        0.54 to        0.79          804          0.79%        0.90% to    1.40%     (23.01%)to     (1.79%)
    2001(8)         1,118        0.70 to        0.94          804          0.18%        0.90% to    1.40%     (15.91%)to      6.00%

Fidelity VIP Growth Portfolio - Service Class

    2005            7,833        0.66 to        1.00        5,722          0.42%        0.90% to    1.80%       3.78% to      4.73%
    2004           10,464        0.63 to        0.95        7,157          0.16%        0.90% to    1.80%       1.40% to      2.33%
    2003           10,105        0.62 to        0.93        6,636          0.18%        0.90% to    1.80%       1.62% to     31.59%
    2002            9,253        0.47 to        0.71        4,493          0.11%        0.90% to    1.80%     (31.18%)to     (0.97%)
    2001(7)         5,707        0.69 to        0.92        3,964              -        0.90% to    1.40%     (21.09%)to     (7.24%)

Lazard Retirement Small Cap Portfolio

    2005(34)        4,868        1.09 to        1.09        5,321              -        1.00% to    1.80%       9.31% to     11.83%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Bond-Debenture Portfolio - Class VC

    2005(34)        5,817        1.02 to        1.02        5,941          7.84%        0.90% to    1.80%       2.16% to      4.69%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Growth and Income Portfolio - Class VC

    2005(34)        9,387        1.04 to        1.05        9,841          1.67%        0.90% to    1.80%      (0.69%)to      8.58%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Lord Abbett Mid-Cap Value Portfolio - Class VC

    2005(33)        5,790        1.08 to        1.09        6,265          0.69%        0.90% to    1.80%       8.22% to     13.50%
    2004                -           - to           -            -              -            - to        -           - to          -
    2003                -           - to           -            -              -            - to        -           - to          -
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Mutual Shares Securities Fund - Class 2

    2005            6,886        1.29 to        1.68       10,855          0.88%        0.90% to    1.80%       8.57% to      9.56%
    2004            5,919        1.19 to        1.54        8,492          0.76%        0.90% to    1.80%       8.77% to     11.62%
    2003            5,592        1.07 to        1.38        7,282          1.04%        0.90% to    1.80%      22.90% to     24.02%
    2002            5,282        0.87 to        1.12        5,692          0.96%        0.90% to    1.80%     (15.90%)to     (0.26%)
    2001(4)         3,904        0.99 to        1.29        4,921          1.72%        0.90% to    1.40%      (0.86%)to      5.70%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix Mid-Cap Growth Series

    2005            6,358        0.72 to        1.32        7,747              -        0.90% to    1.80%       2.31% to      3.24%
    2004            8,811        0.70 to        1.29       10,607              -        0.90% to    1.80%       4.80% to      5.76%
    2003           10,964        0.66 to        1.22       12,681              -        0.90% to    1.80%      26.52% to     27.68%
    2002           12,955        0.52 to        0.96       11,874              -        0.90% to    1.80%     (33.45%)to     (0.02%)
    2001(12)       14,407        0.78 to        1.44       20,143              -        0.90% to    1.40%     (26.32%)to    (10.65%)

Phoenix Strategic Theme Series

    2005            9,845        0.63 to        1.60       13,844              -        0.90% to    1.40%      (0.23%)to      0.27%
    2004           14,287        0.63 to        1.59       20,165              -        0.90% to    1.40%       3.96% to      4.49%
    2003           18,888        0.60 to        1.53       26,055              -        0.90% to    1.40%      35.34% to     36.03%
    2002           21,709        0.44 to        1.12       22,303              -        0.90% to    1.40%     (35.89%)to     (5.36%)
    2001(5)        30,008        0.68 to        1.75       49,249              -        0.90% to    1.40%     (31.69%)to     (1.09%)

Phoenix-Aberdeen International Series

    2005           21,108        1.17 to        2.82       51,693          3.63%        0.90% to    1.80%      16.44% to     17.51%
    2004           29,492        0.99 to        2.40       62,541          2.81%        0.90% to    1.80%      18.61% to     19.70%
    2003           30,404        0.83 to        2.01       54,069          1.92%        0.90% to    1.80%      23.54% to     30.68%
    2002           33,446        0.63 to        1.54       46,449          1.01%        0.90% to    1.38%     (15.98%)to    (15.57%)
    2001(5)        43,570        0.75 to        1.82       72,522              -        0.90% to   1.375%     (25.10%)to    (19.09%)

Phoenix-AIM Growth Series

    2005           11,564        0.63 to        1.16        7,765              -        0.90% to    1.80%       6.90% to      7.87%
    2004           27,148        0.58 to        1.08       16,663          0.09%        0.90% to    1.80%      (0.51%)to      3.27%
    2003           32,597        0.57 to        0.88       19,306              -        0.90% to    1.80%       1.35% to     26.42%
    2002           25,452        0.47 to        0.73       12,580              -        0.90% to    1.80%     (29.84%)to      2.72%
    2001(19)       26,691        0.67 to        0.93       18,643              -        0.90% to    1.40%     (24.90%)to     15.47%

Phoenix-Alger Small-Cap Growth Series

    2005            2,228        1.72 to        1.77        3,898              -        1.00% to    1.80%      13.57% to     14.49%
    2004            2,343        1.51 to        1.54        3,590              -        1.00% to    1.80%     (10.23%)to      1.10%
    2003            2,422        1.51 to        1.53        3,679              -        1.00% to    1.80%      22.75% to     61.19%
    2002(27)        1,542        1.00 to        1.00        1,547              -        1.10% to    1.25%      (1.94%)to      0.36%
    2001                -           - to           -            -              -            - to        -           - to          -
Phoenix-Alliance/Bernstein Enhanced Index Series

    2005           15,857        0.87 to        1.27       16,669          1.19%        0.90% to     2.25%       1.36% to     2.76%
    2004           19,980        0.85 to        1.24       20,919          1.41%        0.90% to     2.25%       6.68% to     8.85%
    2003           22,049        0.78 to        1.15       21,846          1.13%        0.90% to     2.25%      23.39% to    25.09%
    2002           21,356        0.63 to        0.92       17,719          0.91%        0.90% to     2.25%     (25.40%)to    (0.42%)
    2001(7)        20,830        0.83 to        1.22       24,392          0.73%        0.90% to     2.25%     (16.71%)to    18.70%

Phoenix-Duff & Phelps Real Estate Securities Series

    2005            6,201        1.10 to        4.70       23,690          1.73%        0.90% to     1.80%      (0.52%)to    14.06%
    2004            6,371        1.96 to        4.12       22,487          2.46%        0.90% to     1.80%      32.27% to    33.48%
    2003            6,545        1.47 to        3.09       18,287          3.43%        0.90% to     1.80%      35.78% to    37.02%
    2002            7,377        1.08 to        2.26       15,556          3.91%        0.90% to     1.80%      (3.16%)to    11.07%
    2001(27)        6,983        1.02 to        2.04       13,678          4.02%        0.90% to     1.40%      (0.16%)to    10.15%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Engemann Capital Growth Series

    2005           30,573        0.63 to        9.58      185,518          0.06%        0.90% to    1.80%      (4.41%)to      2.78%
    2004           45,488        0.61 to        9.33      241,380          0.80%        0.90% to    1.80%       3.08% to      4.03%
    2003           55,308        0.59 to        8.98      282,819          0.10%        0.90% to    1.80%       9.56% to     25.35%
    2002           62,992        0.47 to        7.17      271,408              -        0.90% to    1.80%     (25.86%)to     (0.10%)
    2001(5)        75,714        0.63 to        9.63      474,426          0.06%        0.90% to    1.40%     (36.89%)to    (10.57%)

Phoenix-Engemann Growth and Income Series

    2005           14,300        0.97 to        1.28       17,067          0.93%        0.90% to    1.80%      (0.77%)to      3.86%
    2004           23,241        0.93 to        1.23       27,258          1.32%        0.90% to    1.80%       8.49% to      9.48%
    2003           18,931        0.85 to        1.13       20,410          1.14%        0.90% to    1.80%       1.75% to     26.32%
    2002           21,648        0.67 to        0.89       18,605          0.75%        0.90% to    1.80%     (23.60%)to     (2.31%)
    2001(5)        26,500        0.88 to        1.16       30,025          0.48%        0.90% to    1.40%     (12.25%)to      6.32%

Phoenix-Engemann Small-Cap Growth Series

    2005            4,050        0.65 to        1.33        3,156              -        0.90% to    1.80%       7.38% to      8.36%
    2004            5,600        0.61 to        1.23        3,974              -        0.90% to    1.80%       7.72% to      8.71%
    2003            7,701        0.56 to        1.13        4,935              -        0.90% to    1.80%      19.15% to     45.11%
    2002            8,000        0.39 to        0.78        3,471              -        0.90% to    1.80%     (29.80%)to     13.82%
    2001(5)         8,363        0.55 to        0.89        5,119          0.04%        0.90% to    1.40%     (31.66%)to     34.63%

Phoenix-Engemann Strategic Allocation Series

    2005           33,852        1.10 to        6.70      183,939          2.29%        0.90% to    1.80%      (0.04%)to      0.88%
    2004           41,573        1.10 to        6.65      223,476          2.56%        0.90% to    1.80%       5.53% to      6.49%
    2003           48,978        1.03 to        6.25      252,871          2.63%        0.90% to    1.80%       0.85% to     18.79%
    2002           56,431        0.88 to        5.26      251,882          2.77%        0.90% to    1.80%     (12.82%)to     (6.27%)
    2001(22)       43,801        1.00 to        6.01      228,995          2.48%        0.90% to    1.40%       0.27% to      6.12%

Phoenix-Engemann Value Equity Series

    2005           10,385        0.92 to        1.56       14,270          1.12%        0.90% to    1.80%       3.54% to      4.48%
    2004           13,718        0.89 to        1.50       18,379          0.90%        0.90% to    1.80%      10.88% to     11.90%
    2003           13,253        0.79 to        1.34       16,194          0.94%        0.90% to    1.80%      21.65% to     22.76%
    2002           15,551        0.65 to        1.10       15,961          0.88%        0.90% to    1.80%     (23.03%)to     11.98%
    2001(6)        16,287        0.84 to        1.42       22,453          0.82%        0.90% to    1.40%     (19.10%)to    (14.94%)

Phoenix-Goodwin Money Market Series

    2005           16,027        0.97 to        2.62       27,445          2.52%        0.90% to    2.25%       0.01% to      1.66%
    2004           12,427        0.97 to        2.58       26,221          0.77%        0.90% to    1.80%      (1.02%)to     (0.11%)
    2003           17,498        0.98 to        2.58       37,311          0.71%        0.90% to    1.80%      (1.13%)to     (0.22%)
    2002           29,458        1.00 to        2.59       63,742          1.41%        0.90% to    1.80%      (0.28%)to      0.51%
    2001(18)       41,386        1.01 to        2.58       84,689          3.63%        0.90% to    1.40%       0.09% to      2.78%

Phoenix-Goodwin Multi-Sector Fixed Income Series

    2005           12,812        1.01 to        5.97       46,692          4.71%        0.90% to    1.80%      (0.04%)to      0.87%
    2004           15,399        1.27 to        5.93       58,192          6.09%        0.90% to    1.80%       4.91% to      5.88%
    2003           15,681        1.21 to        5.61       61,686          6.64%        0.90% to    1.80%       4.85% to     13.54%
    2002           16,887        1.07 to        4.94       64,044          7.04%        0.90% to    1.80%       5.68% to      9.01%
    2001(14)       19,126        1.01 to        4.54       71,037          7.89%        0.90% to    1.40%       0.24% to      5.02%


                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series

    2005            3,250        1.04 to        1.07        3,411          3.87%        0.90% to    1.80%      (0.46%)to      0.45%
    2004            1,985        1.04 to        1.07        2,087          3.97%        0.90% to    1.80%       3.02% to      5.87%
    2003(29)        1,939        1.02 to        1.02        1,981          4.98%        0.90% to    1.80%       1.81% to      4.48%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Rising Dividends Series

    2005            2,061        1.09 to        1.16        2,365          1.26%        0.90% to    1.80%      (2.69%)to     (1.80%)
    2004            2,440        1.11 to        1.18        2,862          1.56%        0.90% to    1.80%       2.18% to      4.31%
    2003            1,503        1.12 to        1.14        1,698          0.78%        0.90% to    1.80%       6.02% to     26.22%
    2002(27)          582        0.96 to        0.96          560          0.51%        1.00% to    1.80%      (4.92%)to      5.35%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Kayne Small-Cap Quality Value Series

    2005            1,647        1.57 to        1.62        2,628          1.46%        0.90% to    1.80%       7.14% to     13.17%
    2004            1,542        1.46 to        1.49        2,284          1.15%        1.00% to    1.80%      15.58% to     24.43%
    2003              964        1.18 to        1.20        1,151          0.59%        1.00% to    1.80%       9.89% to     32.13%
    2002(27)          506        1.00 to        1.01          509          1.91%        1.25% to    1.80%       0.52% to      2.19%
    2001                -           - to           -            -              -            - to        -           - to          -

Phoenix-Lazard International Equity Select Series

    2005            4,915        1.09 to        1.52        7,353          1.53%        0.90% to    1.80%      (0.65%)to      8.91%
    2004            2,291        1.38 to        1.41        3,198          1.32%        0.90% to    1.80%      13.77% to     14.81%
    2003            2,029        1.21 to        1.23        2,479          0.88%        0.90% to    1.80%       0.55% to     34.54%
    2002            1,160        0.95 to        0.95        1,106              -        0.90% to    1.80%      (4.69%)to      4.77%
    2001(26)            -           - to           -            -              -            - to        -           - to          -

Phoenix-Northern Dow 30 Series

    2005            5,100        0.96 to        1.08        5,010          1.63%        0.90% to    1.80%      (0.77%)to      0.14%
    2004            7,252        0.96 to        1.09        7,110          1.59%        0.90% to    1.80%       2.79% to      3.73%
    2003            8,488        0.93 to        1.05        8,025          1.66%        0.90% to    1.80%      25.11% to     26.26%
    2002            8,569        0.74 to        0.84        6,409          1.07%        0.90% to    1.80%     (16.66%)to      5.14%
    2001(9)        13,041        0.89 to        0.98       11,624          1.13%        0.90% to   1.375%      (7.81%)to     (6.18%)

Phoenix-Northern Nasdaq-100 Index(R) Series

    2005            8,334        0.37 to        1.09        4,018              -        0.90% to    1.80%      (5.02%)to      0.34%
    2004            9,489        0.37 to        1.09        4,783          0.49%        0.90% to    1.80%       8.06% to      9.05%
    2003           15,189        0.34 to        1.00        6,211              -        0.90% to    1.80%       3.60% to     47.51%
    2002            9,417        0.23 to        0.68        2,581              -        0.90% to    1.80%     (38.44%)to     12.57%
    2001(17)       10,567        0.38 to        1.03        4,491              -        0.90% to   1.375%     (33.99%)to      2.80%

Phoenix-Sanford Bernstein Mid-Cap Value Series

    2005           12,353        1.06 to        2.02       21,290          0.11%        0.90% to    1.80%      (0.59%)to      6.76%
    2004           13,161        1.41 to        1.89       21,232          0.18%        0.90% to    1.80%      18.24% to     19.32%
    2003           12,596        1.19 to        1.59       17,252          0.19%        0.90% to    1.80%      38.44% to     39.71%
    2002           14,742        0.85 to        1.13       14,553          0.87%        0.90% to    1.80%     (15.23%)to      0.11%
    2001(7)        13,849        1.07 to        1.25       15,127          1.54%        0.90% to    1.40%      17.67% to     23.36%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Phoenix-Sanford Bernstein Small-Cap Value Series

    2005            6,028        1.57 to        2.00       11,483              -        0.90% to    1.80%       5.53% to      6.50%
    2004            5,973        1.48 to        1.89       10,772              -        0.90% to    1.80%      15.78% to     21.57%
    2003            6,183        1.22 to        1.56        9,327              -        0.90% to    1.80%      41.28% to     42.57%
    2002            7,147        0.86 to        1.10        7,686          0.45%        0.90% to    1.80%     (20.90%)to     (9.36%)
    2001(15)        5,770        1.07 to        1.22        6,945          0.84%        0.90% to   1.375%       6.76% to     17.04%

Rydex Variable Trust Juno Fund

    2005            1,996        0.86 to        0.87        1,712              -        1.10% to    1.80%      (6.94%)to     (5.51%)
    2004            2,022        0.92 to        0.93        1,862              -        1.25% to    1.80%     (12.27%)to    (11.78%)
    2003(30)        1,014        1.05 to        1.05        1,063              -        1.25% to    1.80%      (7.66%)to      3.77%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Nova Fund

    2005               55        1.39 to        1.42           76          0.33%        1.10% to    1.80%       2.10% to      6.34%
    2004               46        1.36 to        1.37           63          0.06%        1.65% to    1.80%      10.61% to     12.56%
    2003(31)            3        1.21 to        1.21            3              -        1.80% to    1.80%      10.71% to     10.71%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Rydex Variable Trust Sector Rotation Fund

    2005              800        1.40 to        1.43        1,131              -        0.90% to    1.80%       2.97% to     13.65%
    2004              433        1.25 to        1.27          545              -        1.00% to    1.80%       8.72% to     11.33%
    2003(28)          645        1.15 to        1.15          743              -        1.00% to    1.80%       0.92% to     15.29%
    2002                -           - to           -            -              -            - to        -           - to          -
    2001                -           - to           -            -              -            - to        -           - to          -

Scudder VIT Equity 500 Index Fund - Class A

    2005            7,371        1.04 to        1.18        8,489          1.52%        0.90% to    1.80%      (0.77%)to      3.74%
    2004            8,357        1.07 to        1.14        9,335          1.06%        0.90% to    1.80%       8.60% to      9.60%
    2003            7,498        0.98 to        1.04        7,699          1.07%        0.90% to    1.80%       6.19% to     27.00%
    2002            3,744        0.78 to        0.82        3,047          3.21%        0.90% to    1.80%     (24.72%)to      3.75%
    2001(16)          152        1.05 to        1.05          161              -        1.25% to    1.25%      (0.05%)to     (0.05%)

Technology Portfolio - Class I

    2005            8,524        0.27 to        0.83        2,616              -        0.90% to    1.80%      (2.07%)to     (1.17%)
    2004           11,782        0.27 to        0.84        3,582              -        0.90% to    1.80%      (3.41%)to     (2.53%)
    2003           17,075        0.28 to        0.86        5,292              -        0.90% to    1.80%      22.09% to     46.44%
    2002           16,967        0.19 to        0.59        3,549          0.01%        0.90% to    1.80%     (49.67%)to      0.46%
    2001(8)        19,355        0.38 to        0.68        7,892              -        0.90% to   1.375%     (52.06%)to    (32.45%)

Templeton Developing Markets Securities Fund - Class 1

    2005              836        1.18 to        1.18          987          1.45%       1.375% to   1.375%      26.01% to     26.01%
    2004              969        0.94 to        0.94          907          1.93%       1.375% to   1.375%      23.12% to     23.12%
    2003              958        0.76 to        0.76          729          1.28%       1.375% to   1.375%      51.63% to     51.63%
    2002              967        0.50 to        0.50          485          1.57%       1.375% to   1.375%      (1.34%)to     (1.34%)
    2001            1,375        0.51           0.51          699          0.22%       1.375% to   1.375%      (9.36%)to     (9.36%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Developing Markets Securities Fund - Class 2

    2005            1,627        1.11 to        2.49        1,955          1.29%        0.90% to   1.375%      25.68% to     26.28%
    2004            1,954        0.88 to        1.98        1,841          1.84%        0.90% to   1.375%      23.00% to     23.59%
    2003            2,300        0.71 to        1.61        1,744          1.22%        0.90% to   1.375%      50.89% to     51.62%
    2002            2,791        0.47 to        1.07        1,391          1.40%        0.90% to   1.375%      (1.52%)to     (1.05%)
    2001(21)        3,699        0.48 to        1.09        1,869          0.86%        0.90% to   1.375%      (9.36%)to     (2.67%)

Templeton Foreign Securities Fund - Class 1

    2005            8,549        2.90 to        2.90       24,800          1.31%       1.375% to   1.375%       8.96% to      8.96%
    2004            9,841        2.66 to        2.66       26,200          1.15%       1.375% to   1.375%      17.24% to     17.24%
    2003           11,447        2.27 to        2.27       25,994          1.95%       1.375% to   1.375%      30.73% to     30.73%
    2002           14,467        1.74 to        1.74       25,130          1.76%       1.375% to   1.375%     (19.53%)to    (19.53%)
    2001           17,343        2.16 to        2.16       37,436          3.09%       1.375% to   1.375%     (16.92%)to    (16.92%)

Templeton Foreign Securities Fund - Class 2

    2005            5,477        1.14 to        1.51        7,805          1.18%        0.90% to    1.80%       8.19% to      9.18%
    2004            5,619        1.05 to        1.39        7,374          1.09%        0.90% to    1.80%      16.40% to     17.46%
    2003            6,569        0.89 to        1.18        7,460          1.75%        0.90% to    1.80%      29.84% to     31.02%
    2002            6,889        0.68 to        0.91        6,021          1.59%        0.90% to    1.80%     (23.00%)to      0.74%
    2001(13)        7,020        0.85 to        1.13        7,578          2.96%        0.90% to    1.40%     (17.16%)to     (6.10%)

Templeton Global Asset Allocation Fund - Class 1

    2005            9,444        4.25 to        4.25       40,153          3.93%       1.375% to   1.375%       2.43% to      2.43%
    2004           10,430        4.15 to        4.15       43,296          2.98%       1.375% to   1.375%      14.34% to     14.34%
    2003           12,143        3.63 to        3.63       44,085          2.80%       1.375% to   1.375%      30.49% to     30.49%
    2002           14,059        2.78 to        2.78       39,114          1.92%       1.375% to   1.375%      (5.48%)to     (5.48%)
    2001           17,827        2.94 to        2.94       52,499          1.43%       1.375% to   1.375%     (10.96%)to    (10.96%)

Templeton Global Asset Allocation Fund - Class 2

    2005            1,388        1.32 to        1.72        2,354          3.69%        0.90% to   1.375%       2.13% to      2.63%
    2004            1,703        1.29 to        1.69        2,819          2.85%        0.90% to   1.375%      14.13% to     14.68%
    2003            2,259        1.12 to        1.48        3,282          2.60%        0.90% to   1.375%      30.14% to     30.77%
    2002            2,688        0.86 to        1.13        2,995          1.77%        0.90% to   1.375%      (5.70%)to     (5.25%)
    2001(14)        3,334        0.91 to        1.20        3,945          1.30%        0.90% to   1.375%     (11.19%)to      4.97%

Templeton Global Income Securities Fund - Class 1

    2005            1,794        2.75 to        2.75        4,926          6.27%       1.375% to   1.375%      (4.24%)to     (4.24%)
    2004            1,816        2.87 to        2.87        5,209         11.48%       1.375% to   1.375%      13.51% to     13.51%
    2003            2,066        2.53 to        2.53        5,221          7.82%       1.375% to   1.375%      21.03% to     21.03%
    2002            2,184        2.09 to        2.09        4,560          1.14%       1.375% to   1.375%      19.77% to     19.77%
    2001            2,527        1.74 to        1.74        4,405          3.59%       1.375% to   1.375%       1.13% to      1.13%

Templeton Growth Securities Fund - Class 1

    2005           18,989        4.69 to        4.69       89,055          1.23%       1.375% to   1.375%       7.56% to      7.56%
    2004           21,936        4.36 to        4.36       95,644          1.27%       1.375% to   1.375%      14.65% to     14.65%
    2003           24,992        3.80 to        3.80       95,043          1.68%       1.375% to   1.375%      30.80% to     30.80%
    2002           29,377        2.91 to        2.91       85,413          2.37%       1.375% to   1.375%     (19.44%)to    (19.44%)
    2001           35,206        3.61 to        3.61      127,068          2.05%       1.375% to   1.375%      (2.35%)to     (2.35%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Templeton Growth Securities Fund - Class 2

    2005            6,452        1.27 to        1.84       11,040          1.13%        0.90% to    1.80%       6.91% to      7.89%
    2004            6,773        1.18 to        1.70       10,850          1.20%        0.90% to    1.80%      10.17% to     14.98%
    2003            6,621        1.03 to        1.48        9,362          1.54%        0.90% to    1.80%      20.24% to     30.95%
    2002            6,439        0.79 to        1.13        7,078          2.27%        0.90% to    1.80%     (22.75%)to    (15.74%)
    2001(11)        5,407        0.98 to        1.41        7,437         17.22%        0.90% to   1.375%      (2.67%)to      1.45%

Wanger International Select

    2005            2,933        1.20 to        2.12        5,880          1.98%        0.90% to    1.80%       9.93% to     15.38%
    2004            2,798        1.04 to        1.84        4,901          0.31%        0.90% to    1.80%      22.10% to     23.22%
    2003            2,641        0.85 to        1.50        3,837          0.30%        0.90% to    1.80%      38.70% to     39.97%
    2002            2,556        0.61 to        1.08        2,676              -        0.90% to    1.80%     (16.46%)to      2.51%
    2001(20)        3,084        0.72 to        1.29        3,830          0.13%        0.90% to   1.375%     (27.63%)to     (9.80%)

Wanger International Small Cap

    2005           14,620        1.17 to        4.66       61,175          1.09%        0.90% to    1.80%       0.65% to     20.44%
    2004           17,402        1.24 to        3.88       62,137          0.73%        0.90% to    1.80%      27.93% to     29.10%
    2003           20,735        0.96 to        3.02       58,545          0.33%        0.90% to    1.80%       1.89% to     47.53%
    2002           24,245        0.65 to        2.05       47,038              -        0.90% to    1.80%     (21.93%)to    (14.61%)
    2001           29,763        0.76 to        2.41       68,019              -        0.90% to    1.40%     (23.70%)to     (7.16%)

Wanger Select

    2005            3,368        1.50 to        2.42        7,538              -        0.90% to    1.80%       8.51% to      9.50%
    2004            3,449        1.39 to        2.22        7,128              -        0.90% to    1.80%      14.29% to     18.23%
    2003            3,532        1.16 to        1.89        6,222              -        0.90% to    1.80%       8.09% to     40.86%
    2002            3,421        0.82 to        1.46        4,740              -        0.90% to    1.65%      (9.71%)to      5.10%
    2001(21)        3,349        1.08 to        1.61        5,165              -        0.90% to    1.40%       5.04% to     15.73%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                          For the periods ended December 31,
             -----------------------------------------------------   ---------------------------------------------------------------
                                   Unit                      Net       Investment           Expense                    Total
                Units             Value                     Assets       Income             Ratio (2)                 Return (3)
               (000's)        (Lowest to Highest)          (000's)      Ratio (1)      (Lowest to Highest)      (Lowest to Highest)
             -----------------------------------------------------   ---------------------------------------------------------------

Wanger U.S. Smaller Companies

    2005           24,888        1.46 to        4.34       88,820              -        0.90% to    1.80%       9.26% to     10.26%
    2004           30,949        1.34 to        3.94      103,301              -        0.90% to    1.80%       9.63% to     17.27%
    2003           38,326        1.16 to        3.36      112,548              -        0.90% to    1.80%      40.65% to     41.93%
    2002           45,751        0.82 to        2.37       96,875              -        0.90% to    1.80%     (19.62%)to      1.66%
    2001(10)       55,558        1.01 to        2.88      145,432          0.07%        0.90% to    1.40%      (4.08%)to     10.27%









(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the subaccount. While the subaccount may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that subaccount to deviate outside the range of the expense ratios presented.

(4) From inception January 26, 2001 to December 31, 2001.          (20) From inception March 26, 2001 to December 31, 2001.
(5) From inception January 30, 2001 to December 31, 2001.          (21) From inception March 27, 2001 to December 31, 2001.
(6) From inception January 31, 2001 to December 31, 2001.          (22) From inception March 28, 2001 to December 31, 2001.
(7) From inception February 1, 2001 to December 31, 2001.          (23) From inception April 4, 2001 to December 31, 2001.
(8) From inception February 2, 2001 to December 31, 2001.          (24) From inception May 3, 2001 to December 31, 2001.
(9) From inception February 15, 2001 to December 31, 2001.         (25) From inception July 23, 2001 to December 31, 2001.
(10) From inception February 20, 2001 to December 31, 2001.        (26) From inception November 19, 2001 to December 31, 2001.
(11) From inception February 22, 2001 to December 31, 2001.        (27) From inception August 12, 2002 to December 31, 2002.
(12) From inception February 27, 2001 to December 31, 2001.        (28) From inception June 2, 2003 to December 31, 2003.
(13) From inception March 2, 2001 to December 31, 2001.            (29) From inception June 3, 2003 to December 31, 2003.
(14) From inception March 5, 2001 to December 31, 2001.            (30) From inception July 1, 2003 to December 31, 2003.
(15) From inception March 8, 2001 to December 31, 2001.            (31) From inception October 23, 2003 to December 31, 2003.
(16) From inception March 11, 2001 to December 31, 2001.           (32) From inception December 3, 2004 to December 31, 2004.
(17) From inception March 14, 2001 to December 31, 2001.           (33) From inception April 20, 2005 to December 31, 2005.
(18) From inception March 19, 2001 to December 31, 2001.           (34) From inception April 29, 2005 to December 31, 2005.
(19) From inception March 23, 2001 to December 31, 2001.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled `Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2005, and 2004, are $1,441,367 and $1,618,126 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

         Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

         Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

         Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge

Phoenix will make deductions at a maximum annual rate of 2.25% of the contract's value for the mortality and expense risks, and administrative charges, which the company undertakes. These expenses are included in a separate line item entitled `Mortality and Expense Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2005, is $15,143,813. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--LIQUIDATIONS AND MERGERS
On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix-Goodwin Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond -Debenture Series immediately before the

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

On December 3, 2004, AIM V.I. Mid Cap Core Equity acquired all of the assets of AIM Mid-Cap Equity pursuant to an Agreement and Plan of Reorganization approved by AIM Mid-Cap Equity shareholders on December 1, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,217 shares of AIM V.I. Mid Cap Core Equity valued at $18,106,619 for 1,441,358 shares of AIM Mid-Cap Equity outstanding on December 3, 2004. AIM Mid-Cap Equity's net assets on that date of $18,106,619 including $2,490,250 of net unrealized appreciation were combined with those of AIM V.I. Mid-Cap Equity. The shareholders of the AIM Mid Cap Equity received for each share owned approximately 0.93 shares of AIM V.I. Mid Cap Core Equity.

On November 29, 2004, Phoenix Variable Advisors, Inc ("PVA") terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS"), as subadvisor for the Phoenix-MFS Investors Growth Stock Series, a series of the Fund. PVA and the Fund have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Upon termination of MFS, PVA hired AIM Capital Management, Inc. ("AIM") as the new subadvisor for the series, and the name of the series was changed to Phoenix-AIM Growth Series.

On September 24, 2004, Phoenix Aberdeen International acquired all of the net assets of Phoenix-Sanford Bernstein Global Value pursuant to an Agreement and Plan of Reorganization approved by Sanford Bernstein Global Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,785,746 shares of Aberdeen International valued at $19,701,375 for 1,817,620 shares of Sanford Bernstein Global Value outstanding on September 24, 2004. Sanford Bernstein Global Value's net assets on that date of $19,701,375, including $1,968,559 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $162,263,002. The shareholders of the Sanford Bernstein Global Value received for each share owned approximately 0.98 shares of Aberdeen International.

On September 24, 2004, Phoenix Engemann Value Equity acquired all of the net assets of MFS Value pursuant to an Agreement and Plan of Reorganization approved by MFS Value shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 3,058,095 shares of Engemann Value Equity valued at $36,459,749 for 3,269,438 shares of MFS Value outstanding on September 24, 2004. MFS Value's net assets on that date of $36,459,749 including $4,777,441 of net unrealized appreciation were combined with those of Engemann Value Equity. The aggregate net assets of Engemann Value Equity immediately after the merger were $123,477,422. The shareholders of the MFS Value received for each share owned approximately 0.94 shares of Engemann Value Equity.

On September 24, 2004, Phoenix Engemann Capital Growth acquired all of the net assets of Lazard U.S. Multi-Cap pursuant to an Agreement and Plan of Reorganization approved by Lazard U.S. Multi-Cap shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 544,383 shares of Engemann Capital Growth valued at $7,162,666 for 570,926 shares of Lazard U.S. Multi-Cap outstanding on September 24, 2004. Lazard U.S. Multi-Cap's net assets on that date of $7,162,666, including $542,543 of net unrealized appreciation were combined with those of Engemann Capital Growth. The aggregate net assets of Engemann Capital Growth immediately after the merger were $549,726,397. The shareholders of the Lazard U.S. Multi-Cap received for each share owned approximately 0.95 shares of Engemann Capital Growth.

On September 17, 2004, Phoenix Engemann Growth and Income acquired all of the net assets of Alliance/Bernstein Growth + Value ("Growth + Value") and MFS Investors Trust ("Investors Trust") pursuant to two Agreements and Plans of Reorganization approved by Growth + Value and Investors Trust shareholders on September 14, 2004. The acquisition was accomplished by a tax-free exchange of 1,693,623 shares of Engemann Growth and Income outstanding on September 17, 2004 and valued at $19,106,074 for 1,124,392 shares of Growth + Value valued at $11,309,520 and 772,883 shares of Investors Trust valued at $7,796,554. Growth + Value's net assets of $11,309,520, including $1,005,844 of net unrealized appreciation and Investors Trust's net assets of $7,796,554, including $726,794 of net unrealized appreciation were combined with those of Engemann Growth and Income. The aggregate net assets of Engemann Growth & Income immediately after the merger were $136,382,263. The shareholders of the Alliance/Bernstein Growth + Value received for each share owned approximately 0.89 shares of Engemann Growth and Income. The shareholders of the MFS Investors Trust received for each share owned approximately 0.89 shares of Engemann Growth and Income.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

On April 16, 2004, Goodwin Multi-Sector Fixed Income acquired all of the net assets of Janus Flexible Income pursuant to an Agreement and Plan of Reorganization approved by Janus Flexible Income shareholders on April 14, 2004. The acquisition was accomplished by a tax-free exchange of 5,476,476 shares of Goodwin Multi-Sector Fixed Income valued at $50,639,637 for 4,789,637 shares of Janus Flexible Income outstanding on April 16, 2004. Janus Flexible Income's net assets on that date of $50,639,637, including $661,921 of net unrealized appreciation were combined with those of Goodwin Multi-Sector Fixed Income. The aggregate net assets of Goodwin Multi-Sector Fixed Income immediately after the merger were $256,054,804. The shareholders of the Janus Flexible Income received for each share owned approximately 1.14 shares of Goodwin Multi-Sector Fixed Income.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and PVA have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12 - OTHER
On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



[LOGO]PricewaterhouseCoopers

To the Board of Directors of Phoenix Life Insurance Company and Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation at December 31, 2005 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.



/S/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 24, 2006

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

                                                                                                                  PAGE
                                                                                                             ---------------

Report of Independent Registered Public Accounting Firm...................................................        F-3

Consolidated Balance Sheet as of December 31, 2005 and 2004...............................................        F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended December 31, 2005, 2004 and 2003....................................................        F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-6

Consolidated Statement of Changes in Stockholder's Equity for the years ended
  December 31, 2005, 2004 and 2003........................................................................        F-7

Notes to Financial Statements.............................................................................      F-8 - F-40

[LOGO] PricewaterhouseCoopers
--------------------------------------------------------------------------------




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 22, 2006

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                   ($ amounts in millions, except share data)
                           DECEMBER 31, 2005 AND 2004


                                                                                                    2005           2004
                                                                                               -------------- --------------

ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  13,402.6    $  13,473.6
Available-for-sale equity securities, at fair value.........................................          169.6          160.2
Trading equity securities, at fair value....................................................           --             87.3
Mortgage loans, at unpaid principal balances................................................          128.6          207.9
Venture capital partnerships, at equity in net assets.......................................          145.1          255.3
Policy loans, at unpaid principal balances..................................................        2,245.0        2,196.7
Other invested assets.......................................................................          308.6          367.5
                                                                                               -------------- --------------
                                                                                                   16,399.5       16,748.5
Available-for-sale debt and equity securities pledged as collateral.........................          304.4        1,278.8
                                                                                               -------------- --------------
Total investments...........................................................................       16,703.9       18,027.3
Cash and cash equivalents...................................................................          225.6          324.0
Accrued investment income...................................................................          225.8          222.3
Premiums, accounts and notes receivable.....................................................          183.3          163.7
Deferred policy acquisition costs...........................................................        1,546.7        1,388.1
Intangible assets...........................................................................            0.6            0.6
Goodwill....................................................................................            4.5            4.5
Other assets................................................................................          128.3          157.1
Separate account assets.....................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL ASSETS................................................................................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,246.2    $  13,132.3
Policyholder deposit funds..................................................................        3,060.7        3,492.4
Indebtedness................................................................................          204.1          204.1
Deferred income taxes.......................................................................           31.7           21.5
Other liabilities...........................................................................          336.8          334.6
Non-recourse collateralized obligations.....................................................          389.9        1,355.2
Separate account liabilities................................................................        7,722.2        6,950.3
                                                                                               -------------- --------------
TOTAL LIABILITIES...........................................................................       24,991.6       25,490.4
                                                                                               -------------- --------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           10.5           47.5
                                                                                               -------------- --------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings (accumulated deficit).....................................................           12.4          (73.4)
Accumulated other comprehensive income......................................................            1.5           48.5
                                                                                               -------------- --------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,738.8        1,700.0
                                                                                               -------------- --------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  26,740.9    $  27,237.9
                                                                                               ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

REVENUES:
Premiums.....................................................................   $     928.7    $     990.6    $   1,042.2
Insurance and investment product fees........................................         314.8          294.7          279.8
Investment income, net of expenses...........................................       1,092.5        1,068.0        1,098.2
Unrealized gain on trading equity securities.................................          --             85.9           --
Net realized investment losses...............................................         (53.2)          (2.0)         (98.0)
                                                                               -------------- -------------- --------------
TOTAL REVENUES...............................................................       2,282.8        2,437.2        2,322.2
                                                                               -------------- -------------- --------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,376.7        1,422.2        1,454.0
Policyholder dividends.......................................................         364.4          404.7          418.8
Policy acquisition cost amortization.........................................          99.6          110.0           94.0
Interest expense on indebtedness.............................................          14.7           12.8           12.2
Interest expense on non-recourse collateralized obligations..................          29.4           33.6           48.9
Other operating expenses.....................................................         236.5          259.9          253.2
                                                                               -------------- -------------- --------------
TOTAL BENEFITS AND EXPENSES..................................................       2,121.3        2,243.2        2,281.1
                                                                               -------------- -------------- --------------
Income from continuing operations
  before income taxes and minority interest..................................         161.5          194.0           41.1
Applicable income taxes......................................................          39.9           59.7            3.9
                                                                               -------------- -------------- --------------
Income from continuing operations before minority interest...................         121.6          134.3           37.2
Minority interest in net income of subsidiaries..............................          (0.7)          (0.1)          (0.5)
Equity in undistributed losses of affiliates.................................          --            (10.4)          (1.8)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
                                                                               ============== ============== ==============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     120.9    $     123.8    $      34.9
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      73.9    $     131.3    $     170.5
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

OPERATING ACTIVITIES:
Income from continuing operations............................................   $     120.9    $     123.8    $      34.9
Proceeds from sale of trading equity securities..............................         129.7           --             --
Unrealized gain on trading equity securities.................................          --            (85.9)          --
Net realized investment losses...............................................          53.2            2.0           98.0
Amortization and depreciation................................................           6.9           12.7           16.2
Investment gains.............................................................        (129.9)         (73.6)         (81.6)
Equity in losses of affiliates...............................................          --             17.2           --
Deferred income taxes........................................................          38.2           65.7            4.0
Decrease (increase) in receivables...........................................         (18.6)          37.8          (20.9)
Deferred policy acquisition costs increase...................................         (88.1)         (54.7)        (111.5)
Increase in policy liabilities and accruals..................................         327.6           60.1          469.6
Other assets and other liabilities net change................................          22.8          (44.6)         (16.4)
                                                                               -------------- -------------- --------------
Cash from continuing operations..............................................         462.7           60.5          392.3
Discontinued operations, net.................................................           5.4           16.1          (34.3)
                                                                               -------------- -------------- --------------
CASH FROM OPERATING ACTIVITIES...............................................         468.1           76.6          358.0
                                                                               -------------- -------------- --------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,852.4)      (4,159.6)      (5,611.5)
Investment sales, repayments and maturities..................................       4,801.7        4,213.8        4,417.2
Debt and equity securities pledged as collateral purchases...................          --            (17.2)         (56.9)
Debt and equity securities pledged as collateral sales.......................         956.0           97.0          171.5
Subsidiary sales.............................................................          10.7            6.6           --
Premises and equipment additions.............................................         (25.1)          (7.9)         (19.6)
Premises and equipment dispositions..........................................          17.3           26.4           --
Discontinued operations, net.................................................           1.2           --             (6.7)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) INVESTING ACTIVITIES.........................................         909.4          159.1       (1,106.0)
                                                                               -------------- -------------- --------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         609.6          917.3        1,334.2
Policyholder deposit fund withdrawals........................................      (1,041.3)      (1,067.6)      (1,087.2)
Other indebtedness proceeds..................................................          --            171.6           --
Indebtedness repayments......................................................          --           (155.2)          --
Collateralized obligations proceeds..........................................          --             --             --
Collateralized obligations repayments........................................      (1,009.1)         (90.8)         (99.6)
Common stock dividends paid..................................................         (35.1)         (69.7)         (44.5)
                                                                               -------------- -------------- --------------
CASH FROM (FOR) FINANCING ACTIVITIES.........................................      (1,475.9)        (294.4)         102.9
                                                                               -------------- -------------- --------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................         (98.4)         (58.7)        (645.1)
Cash and cash equivalents, beginning of year.................................         324.0          382.7        1,027.8
                                                                               -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     225.6    $     324.0    $     382.7
                                                                               ============== ============== ==============

Included in cash and cash equivalents above is cash pledged as collateral of $15.2 million, $61.0 million and $72.0 million at December 31, 2005, 2004 and 2003, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     120.9    $     123.8    $      34.9
Common stock dividends declared..............................................         (35.1)         (69.7)         (44.5)
Other equity adjustments.....................................................          --             --              0.7

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (47.0)           7.5          135.6
                                                                               -------------- -------------- --------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          38.8           61.6          126.7
Stockholder's equity, beginning of year......................................       1,700.0        1,638.4        1,511.7
                                                                               -------------- -------------- --------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,738.8    $   1,700.0    $   1,638.4
                                                                               ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


1.   ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes.

ACCOUNTING CHANGES

In September 2005, the Accounting Standards Executive Committee, or AcSEC, of the American Institute of Certified Public Accountants, or AICPA, issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," or SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97, or SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt SOP 05-1 on January 1, 2007. We are currently assessing the impact of SOP 05-1 on our consolidated financial position and results of operations.

Other-Than-Temporary Impairments: FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," or FSP 115-1, is effective for reporting periods beginning after December 15, 2005. Earlier application is permitted. FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, does not have a material effect on our consolidated financial statements.

Nontraditional Long-Duration Contracts and Separate Accounts: Effective January 1, 2004, we adopted the AICPA's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," or SOP 03-1. SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

Variable Interest Entities: In January 2003, a new accounting standard was issued, FASB Interpretation No. 46 (FIN 46), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51, that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46(R) in December 2003, with FIN 46(R) providing additional interpretation as to existing standards on consolidation. FIN 46(R) clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtained an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we adopted FIN 46(R) for Special Purpose Entities (SPEs) in which we hold a variable interest that we acquired prior to February 1, 2003. The effect of our adoption of the foregoing provisions of FIN 46(R) is described further in Note 7. FIN 46(R) requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. The adoption of FIN 46(R) for our non-SPE variable interest entities did not have a material effect on our consolidated financial statements.

BUSINESS COMBINATIONS AND DISPOSITIONS

Aberdeen Asset Management, PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen Asset Management PLC, or Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 3 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we closed the sale of our interest in Lombard International Assurance S.A., or Lombard, to Friends Provident plc, or Friends Provident, for common shares in Friends Provident valued at $59.0 million. In connection with our disposition of Lombard, we entered into a total return swap agreement with a third party, which was settled with cash proceeds of $59.0 million on April 1, 2005 in exchange for all of our shares in Friends Provident.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


2.   LIFE AND ANNUITY ACTIVITIES

Life and Annuity activities include individual life insurance and annuity products, such as universal life, variable life, term life and fixed and variable annuities. They also include the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Revenues for annuity and universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to fund values. We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
     o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity in force that is not covered by this reinsurance arrangement.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:
($ amounts in millions)                                                               YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
                                                                                2005           2004           2003
                                                                           -------------- -------------- --------------

Direct premiums........................................................     $     994.7    $   1,043.3    $   1,092.1
Premiums assumed from reinsureds.......................................            14.0           13.8           15.5
Premiums ceded to reinsurers...........................................           (80.0)         (66.5)         (65.4)
                                                                           -------------- -------------- --------------
PREMIUMS...............................................................     $     928.7    $     990.6    $   1,042.2
                                                                           ============== ============== ==============
Percentage of amount assumed to net premiums...........................             1.5%           1.4%           1.5%
                                                                           ============== ============== ==============

Direct policy benefits incurred........................................     $     440.1    $     416.3    $     402.9
Policy benefits assumed from reinsureds................................             8.2            3.9           13.5
Policy benefits ceded to reinsurers....................................           (56.4)         (52.9)         (56.9)
                                                                           -------------- -------------- --------------
POLICY BENEFITS........................................................     $     391.9    $     367.3    $     359.5
                                                                           ============== ============== ==============

Direct life insurance in force.........................................     $ 133,990.2    $ 126,367.9    $ 120,931.3
Life insurance in force assumed from reinsureds........................         1,810.5        1,759.5        1,837.3
Life insurance in force ceded to reinsurers............................       (83,144.7)     (80,040.1)     (77,222.3)
                                                                           -------------- -------------- --------------
LIFE INSURANCE IN FORCE................................................     $  52,656.0    $  48,087.3    $  45,546.3
                                                                           ============== ============== ==============
Percentage of amount assumed to net insurance in force.................             3.4%           3.7%           4.0%
                                                                           ============== ============== ==============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $984.8 million, $1,054.9 million and $1,094.5 million, net of reinsurance, for the years ended December 31, 2005, 2004 and 2003.

Irrevocable letters of credit aggregating $50.8 million at December 31, 2005 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions, which we review on a regular basis, and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:
($ amounts in millions)                                                                   YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Direct acquisition costs deferred excluding acquisitions.....................   $     187.7    $     164.7    $     205.5
Acquisition costs recognized in Valley Forge Life acquisition................                         --             --
Costs amortized to expenses:
  Recurring costs related to operations......................................        (114.3)        (110.4)         (98.1)
  Credit related to realized investment gains or losses......................          14.7            0.4            4.1
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          70.5            7.7           12.4
                                                                               -------------- -------------- --------------
Change in deferred policy acquisition costs..................................         158.6           62.4          123.9
Deferred policy acquisition costs, beginning of year.........................       1,388.1        1,325.7        1,201.8
                                                                               -------------- -------------- --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,546.7    $   1,388.1    $   1,325.7
                                                                               ============== ============== ==============

During 2005, we benefited from an adjustment, or "unlocking," of assumptions primarily related to DAC. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased DAC amortization by $28.1 million for a net increase in pre-tax income of $23.8 million in the second quarter. However, this initial increase was partially offset by a resulting increase in DAC amortization of $5.8 million during the latter half of the year.

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2005, less administrative and mortality charges.

Certain of our annuity products contain guaranteed minimum death benefits. The guaranteed minimum death benefit feature provides annuity contract holders with a guarantee that the benefit received at death will be no less than a prescribed amount. This minimum amount is based on the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. As of December 31, 2005 and 2004, the difference between the guaranteed minimum death benefit and the current account value (net amount at risk) for all existing contracts was $82.1 million and $123.5 million, respectively, for which we had established reserves, net of reinsurance recoverables, of $10.7 million and $9.1 million, respectively.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 30.7% and 35.6% of the face value of total individual life insurance in force at December 31, 2005 and 2004, respectively.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2% to 10% as of December 31, 2005, less administrative charges.

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

In connection with the demutualization, we established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, will support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimate to continue at rates in effect for 2000.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

We present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                 AS OF DECEMBER 31,
($ amounts in millions)                                                        -----------------------------
                                                                                    2005           2004        INCEPTION
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $   6,992.0    $   6,949.6    $   4,773.1
Equity securities............................................................          95.4           90.8           --
Mortgage loans...............................................................         109.9          181.9          399.0
Venture capital partnerships.................................................          73.4           52.4           --
Policy loans.................................................................       1,349.2        1,363.4        1,380.0
Other invested assets........................................................          69.3           60.0           --
                                                                               -------------- -------------- --------------
Total closed block investments...............................................       8,689.2        8,698.1        6,552.1
Cash and cash equivalents....................................................          87.0          100.5           --
Accrued investment income....................................................         118.2          118.8          106.8
Receivables..................................................................          40.9           32.7           35.2
Deferred income taxes........................................................         328.0          359.7          389.4
Other closed block assets....................................................          24.9           24.0            6.2
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,288.2        9,333.8        7,089.7
                                                                               -------------- -------------- --------------
Policy liabilities and accruals..............................................       9,815.8        9,686.9        8,301.7
Policyholder dividends payable...............................................         338.9          365.5          325.1
Policyholder dividend obligation.............................................         334.1          535.9           --
Other closed block liabilities...............................................          53.8           41.5           12.3
                                                                               -------------- -------------- --------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,542.6       10,629.8        8,639.1
                                                                               -------------- -------------- --------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,254.4    $   1,296.0    $   1,549.4
                                                                               ============== ============== ==============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                      CUMULATIVE                   DECEMBER 31,
($ amounts in millions)                                              FROM      --------------------------------------------
                                                                  INCEPTION         2005           2004           2003
                                                                -------------- -------------- -------------- --------------

Premiums.....................................................    $   6,052.4    $     881.6    $     932.8    $   1,000.1
Net investment income........................................        3,327.7          556.5          560.0          573.1
Net realized investment losses...............................         (113.0)         (21.9)          (2.0)          (9.4)
                                                                -------------- -------------- -------------- --------------
TOTAL REVENUES...............................................        9,267.1        1,416.2        1,490.8        1,563.8
                                                                -------------- -------------- -------------- --------------
Policy benefits, excluding dividends.........................        6,347.7          980.1        1,007.1        1,058.0
Other operating expenses.....................................           66.5            8.6            8.9           10.0
                                                                -------------- -------------- -------------- --------------
Total benefits and expenses,
  excluding policyholder dividends...........................        6,414.2          988.7        1,016.0        1,068.0
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income
  before dividends and income taxes..........................        2,852.9          427.5          474.8          495.8
Policyholder dividends.......................................        2,363.9          363.7          403.9          419.4
                                                                -------------- -------------- -------------- --------------
Closed block contribution to income before income taxes......          489.0           63.8           70.9           76.4
Applicable income taxes......................................          171.4           22.2           24.7           26.8
                                                                -------------- -------------- -------------- --------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     317.6    $      41.6    $      46.2    $      49.6
                                                                ============== ============== ============== ==============

Policyholder dividends provided through earnings.............    $   2,409.1    $     363.7    $     403.9    $     419.4
Policyholder dividends provided through
  other comprehensive income.................................          241.6         (194.9)           3.8          (45.5)
                                                                -------------- -------------- -------------- --------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,650.7          168.8          407.7          373.9
POLICYHOLDER DIVIDENDS PAID..................................       (2,302.8)        (397.2)        (395.3)        (395.6)
                                                                -------------- -------------- -------------- --------------
Change in policyholder dividend liabilities..................          347.9         (228.4)          12.4          (21.7)
Policyholder dividend liabilities, beginning of period.......          325.1          901.4          889.0          910.7
                                                                -------------- -------------- -------------- --------------
Policyholder dividend liabilities, end of period.............          673.0          673.0          901.4          889.0
  Less:  Policyholder dividends payable, end of period.......         (338.9)        (338.9)         365.5          369.8
                                                                -------------- -------------- -------------- --------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     334.1    $     334.1    $     535.9    $     519.2
                                                                ============== ============== ============== ==============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT SECURITIES:                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

U.S. government and agency...................................    $     736.8    $     699.9    $     676.4    $     622.7
State and political subdivision..............................          365.0          344.2          446.5          413.7
Foreign government...........................................          333.9          298.8          314.8          284.0
Corporate....................................................        7,450.3        7,322.2        7,365.4        7,040.7
Mortgage-backed..............................................        3,276.0        3,241.2        3,253.4        3,122.9
Other asset-backed...........................................        1,240.6        1,224.6        1,417.1        1,405.0
                                                                -------------- -------------- -------------- --------------
DEBT SECURITIES..............................................    $  13,402.6    $  13,130.9    $  13,473.6    $  12,889.0
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $   6,992.0    $    6,748.4   $   6,949.6    $    6,515.2
                                                                ============== ============== ============== ==============


FAIR VALUE AND COST OF EQUITY SECURITIES:                                           AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Lombard International Assurance, S.A.........................    $      --      $      --      $      43.3    $      43.3
Other equity securities......................................          169.6          151.2          116.9          101.1
                                                                -------------- -------------- -------------- --------------
EQUITY SECURITIES............................................    $     169.6    $     151.2    $     160.2    $     144.4
                                                                ============== ============== ============== ==============

Amounts applicable to the closed block.......................    $      95.4    $      82.5    $      90.8    $      78.3
                                                                ============== ============== ============== ==============

In 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in 2003, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

In January 2005, we sold our equity investment in Lombard as further described in Note 1.

HRH. Hilb Rogal & Hobbs (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

As a result of these transactions, in 2002 we recorded a gross realized investment gain of $107.1 million, $38.8 million net of offsets for applicable DAC costs and deferred income taxes. We calculated our gains using the specific identification of the securities sold. As a result of the transactions we completed in November 2002, it was no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes. In addition, in 2003 we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

UNREALIZED GAINS AND LOSSES FROM                                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES:                                     -------------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ------------------------------ ------------------------------
                                                                     GAINS          LOSSES          GAINS         LOSSES
                                                                --------------- -------------- -------------- ---------------

U.S. government and agency...................................    $      41.4     $     (4.5)    $     55.4     $     (1.7)
State and political subdivision..............................           23.0           (2.2)          34.4           (1.6)
Foreign government...........................................           36.0           (0.9)          31.1           (0.3)
Corporate....................................................          219.2          (91.1)         364.2          (39.5)
Mortgage-backed..............................................           71.0          (36.2)         137.0           (6.5)
Other asset-backed...........................................           25.4           (9.4)          32.4          (20.3)
                                                                --------------- -------------- -------------- ---------------
Debt securities gains and losses.............................    $     416.0     $   (144.3)    $    654.5     $    (69.9)
                                                                =============== ============== ============== ===============
DEBT SECURITIES NET GAINS....................................    $     271.7                    $    584.6
                                                                ===============                ==============

Equity securities gains and losses...........................    $      20.4     $     (2.0)    $     19.1     $     (3.3)
                                                                =============== ============== ============== ===============
EQUITY SECURITIES NET GAINS..................................    $      18.4                    $     15.8
                                                                ===============                ==============


AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ amounts in millions)                         LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR        UNREALIZED      FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE        LOSSES
                                            ------------ ------------- ------------- ------------- ------------- ------------
DEBT SECURITIES
U.S. government and agency................   $    177.6    $     (3.2)   $    47.9    $     (1.3)   $    225.5    $    (4.5)
State and political subdivision...........         40.0          (1.0)        37.3          (1.2)         77.3         (2.2)
Foreign government........................         41.1          (0.6)        10.6          (0.3)         51.7         (0.9)
Corporate.................................      2,599.5         (59.5)       790.7         (31.6)      3,390.2        (91.1)
Mortgage-backed...........................      1,507.4         (26.8)       326.4          (9.4)      1,833.8        (36.2)
Other asset-backed........................        309.2          (4.6)       205.4          (4.8)        514.6         (9.4)
                                            ------------- ------------- ------------ ------------- ------------- ------------
DEBT SECURITIES...........................   $  4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $  6,093.1    $  (144.3)
COMMON STOCK..............................         46.8          (2.0)        --            --            46.8         (2.0)
                                            ------------- ------------- ------------ ------------- ------------- ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $  6,139.9    $  (146.3)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $  2,058.4    $    (44.2)   $   340.0    $    (16.3)   $  2,398.4    $   (60.5)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $  3,741.5    $   (85.8)
                                            ============= ============= ============ ============= ============= ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $    147.8    $     (8.4)   $   106.0    $     (5.5)   $    253.8    $   (13.9)
                                            ============= ============= ============ ============= ============= ============

AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (2.6)                $     (1.4)                 $    (4.0)
                                                          =============              =============               ============

These securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                            AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES:                  --------------------------------------------------------------------------------
($ amounts in millions)                          LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS             TOTAL
                                             --------------------------- -------------------------- -------------------------
                                                 FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             ------------ ------------- ------------ -------------- ------------ ------------
DEBT SECURITIES
U.S. government and agency................    $     85.6   $     (1.4)   $      4.9   $     (0.3)   $     90.5   $    (1.7)
State and political subdivision...........          41.6         (1.2)          9.0         (0.4)         50.6        (1.6)
Foreign government........................          --           --            10.6         (0.3)         10.6        (0.3)
Corporate.................................       1,212.6        (16.1)        418.8        (23.4)      1,631.4       (39.5)
Mortgage-backed...........................         589.4         (4.8)        113.6         (1.7)        703.0        (6.5)
Other asset-backed........................         444.6         (5.3)         96.8        (15.0)        541.4       (20.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
DEBT SECURITIES...........................    $  2,373.8   $    (28.8)   $    653.7   $    (41.1)   $  3,027.5   $   (69.9)
COMMON STOCK..............................          15.3         (2.4)          5.4         (0.9)         20.7        (3.3)
                                             ------------ ------------- ------------ ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $  2,389.1   $    (31.2)   $    659.1   $    (42.0)   $  3,048.2   $   (73.2)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $    702.0   $    (10.7)   $    347.9   $    (16.2)   $  1,049.9   $   (26.9)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $  1,687.1   $    (20.5)   $    311.2   $    (25.8)   $  1,998.3   $   (46.3)
                                             ============ ============= ============ ============= ============ ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     66.8   $     (2.2)   $     68.3   $    (12.2)   $    135.1   $   (14.4)
                                             ============ ============= ============ ============= ============ ============

AFTER OFFSETS FOR DEFERRED ACQUISITION                     $     (0.8)                $     (4.5)                $    (5.3)
  COST ADJUSTMENT AND TAXES...............                =============              =============              ============

These securities are considered to be temporarily impaired at December 31, 2004 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                      AS OF DECEMBER 31,
($ amounts in millions)                                          -----------------------------------------------------------
                                                                             2005                          2004
                                                                 ----------------------------- -----------------------------
                                                                    CARRYING                      CARRYING
                                                                      VALUE       FAIR VALUE        VALUE       FAIR VALUE
                                                                 -------------- -------------- -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................     $      39.9    $      38.2    $      81.8    $      82.8
Office buildings.............................................            14.4           13.8           18.0           18.2
Retail stores................................................            62.1           59.5           92.5           93.6
Industrial buildings.........................................            22.8           21.8           25.4           25.7
Other........................................................             0.1            0.1            0.1            0.1
                                                                 -------------- -------------- -------------- --------------
Subtotal.....................................................           139.3          133.4          217.8          220.4
  Less:  Valuation allowances................................           (10.7)          --             (9.9)          --
                                                                 -------------- -------------- -------------- --------------
MORTGAGE LOANS...............................................     $     128.6    $     133.4    $     207.9    $     220.4
                                                                 ============== ============== ============== ==============

Amounts applicable to the closed block.......................     $     109.9    $     105.2    $     181.9    $     184.1
                                                                 ============== ============== ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2005 and 2004 were $8.2 million and $0.0 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $10.5 million and $12.9 million as of December 31, 2005 and 2004, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Valuation allowance, beginning of year.......................................   $       9.9    $      12.8    $      15.5
Additions charged to income..................................................           0.8           --              0.8
Deductions for write-offs and disposals......................................          --             (2.9)          (3.5)
                                                                               -------------- -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $      10.7    $       9.9    $      12.8
                                                                               ============== ============== ==============

During the three years ended December 31, 2005, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2005.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry sector index if there has been a material shift in the S&P index, either upward or downward.

NET INVESTMENT INCOME RELATED TO VENTURE CAPITAL PARTNERSHIPS:                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Net realized gains on partnership cash and stock distributions...............   $      27.0    $      13.7    $      17.4
Net unrealized gains (losses) on partnership investments.....................          (6.6)          14.4           38.2
Partnership operating expenses...............................................           3.4           (2.6)          (6.6)
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $      23.8    $      25.5    $      49.0
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $       9.0    $       6.2    $      12.8
                                                                               ============== ============== ==============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows:

ADJUSTMENT OF VENTURE CAPITAL INVESTMENT INCOME                                           YEAR ENDED DECEMBER 31,
RELATED TO RECEIPT OF FINANCIAL STATEMENTS:                                    --------------------------------------------
($ amounts in millions)                                                             2005           2004           2003
                                                                               -------------- -------------- --------------

Closed block.................................................................   $      (1.2)   $       1.0    $      --
General account..............................................................         (13.4)           6.8           33.4
                                                                               -------------- -------------- --------------
TOTAL........................................................................   $     (14.6)   $       7.8    $      33.4
                                                                               ============== ============== ==============

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Contributions................................................................   $      66.0    $      59.2    $      41.3
Equity in earnings of partnerships...........................................          23.8           25.5           49.0
Distributions................................................................         (94.6)         (64.3)         (43.6)
Proceeds from sale of partnership interests..................................         (91.5)          --            (26.1)
Realized loss on sale of partnership interests...............................         (13.9)          --            (14.3)
                                                                               -------------- -------------- --------------
Change in venture capital partnerships.......................................        (110.2)          20.4            6.3
Venture capital partnership investments, beginning of period.................         255.3          234.9          228.6
                                                                               -------------- -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $     145.1    $     255.3    $     234.9
                                                                               ============== ============== ==============

AMOUNTS APPLICABLE TO CLOSED BLOCK...........................................   $      73.4    $      52.4    $      38.6
                                                                               ============== ============== ==============

There were $105.1 million and $136.5 million in unfunded commitments outstanding at December 31, 2005 and 2004, respectively. Of these, $91.6 million and $83.0 million were applicable to the closed block.

In 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. We closed the sale of approximately 76% of these funds in 2005. The carrying value of the funds sold in 2005 was $98.8 million. A related pre-tax realized loss of $13.9 million was recognized in 2005.

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $14.3 million.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

We present affiliate debt securities in the available-for-sale debt securities caption. There were no affiliate debt securities held at December 31, 2005 or 2004.

CARRYING VALUE AND COST OF AFFILIATE SECURITIES:                                                  AS OF DECEMBER 31, 2003
($ amounts in millions)                                                                        -----------------------------
                                                                                                  CARRYING
                                                                                                    VALUE          COST
                                                                                               -------------- --------------

Aberdeen common stock.......................................................................    $      38.3    $      20.0
Other.......................................................................................            9.2           18.9
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES.................................................................    $      47.5    $      38.9
                                                                                               ============== ==============

The cost basis of Aberdeen common stock is adjusted to reflect an other-than-temporary impairment of $89.1 million, which we recognized as a realized investment loss in 2003.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                     YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2004           2003
                                                                                               -------------- --------------

Aberdeen common stock dividends.............................................................    $       3.0    $       2.7
Equity in Aberdeen undistributed loss.......................................................          (21.9)          (2.0)
Other.......................................................................................            1.7           (2.7)
                                                                                               -------------- --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................    $     (17.2)   $      (2.0)
                                                                                               ============== ==============

Aberdeen convertible notes and bonds........................................................    $       2.0    $       2.5
Aberdeen 5.875% convertible notes...........................................................           --              0.1
                                                                                               -------------- --------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................    $       2.0    $       2.6
                                                                                               ============== ==============

There were no earnings from affiliate debt securities during 2005.

ABERDEEN. As of December 31, 2004 and 2003, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

During 2003, we recorded a non-cash realized investment loss of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. In addition, as of December 31, 2003 we owned $27.5 million in Aberdeen convertible subordinated notes which were repaid in full to us on November 19, 2004. Concurrent with this paydown, we relinquished our contractual right to one of two Aberdeen board seats held related to our 16.5% equity interest in Aberdeen at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange as compared to our carrying under the equity method, are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of income for the year ended December 31, 2004. In addition, our 2004 consolidated statement of income includes a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                          YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Equity in undistributed earnings (losses) of affiliates......................   $      --      $     (12.3)   $       0.5
Unrealized gain on trading securities........................................          --             55.1           --
Realized investment loss.....................................................          (7.0)          --            (55.0)
                                                                               -------------- -------------- --------------
NET INCOME (LOSS)............................................................   $      (7.0)   $      42.8    $     (54.5)
                                                                               ============== ============== ==============

The carrying value of our equity investment in Aberdeen is $87.3 million at December 31, 2004 and is presented as a trading equity security on our consolidated balance sheet.

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

OTHER INVESTED ASSETS:                                                                               AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      63.6    $      67.8
Separate account equity investments.........................................................           17.2           40.0
Mezzanine partnerships......................................................................           75.0           61.7
Affordable housing partnerships.............................................................           22.8           23.4
Derivative instruments (Note 12)............................................................            8.6           19.4
Other affiliate investments.................................................................            5.7            8.8
Real estate.................................................................................           64.6           70.1
Other partnership interests.................................................................           51.1           76.3
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     308.6    $     367.5
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      69.3    $      60.0
                                                                                               ============== ==============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions on a first-in, first-out basis and when declines in fair value of debt and equity securities are considered to be other-than-temporary. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

SOURCES OF NET INVESTMENT INCOME:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $     797.3    $     774.4    $     767.0
Equity securities............................................................           6.3            3.2            2.1
Mortgage loans...............................................................          20.2           22.5           32.6
Venture capital partnerships.................................................          23.8           25.5           49.0
Affiliate equity securities..................................................          --             --             --
Policy loans.................................................................         165.8          167.1          171.7
Other investments............................................................          47.8           48.8           35.0
Cash and cash equivalents....................................................           6.0            4.4            6.8
                                                                               -------------- -------------- --------------
Total investment income......................................................       1,067.2        1,045.9        1,064.2
  Less:  Investment expenses.................................................           8.6           18.0           18.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,058.6        1,027.9        1,046.0
Debt and equity securities pledged as collateral (Note 7)....................          33.9           40.1           52.2
                                                                               -------------- -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,092.5    $   1,068.0    $   1,098.2
                                                                               ============== ============== ==============

Amounts applicable to the closed block.......................................   $     556.5    $     560.0    $     573.1
                                                                               ============== ============== ==============

For 2005, 2004 and 2003, net investment income was lower by $15.4 million, $9.5 million and $10.4 million, respectively, due to non-income producing debt securities. Of these amounts, $12.1 million, $5.8 million and $5.5 million, respectively, related to the closed block.

SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                            YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security impairments....................................................   $     (31.2)   $     (15.5)   $     (76.1)
Equity security impairments..................................................          (2.1)          (1.5)          (4.3)
Mortgage loan impairments....................................................          (0.8)          --             (4.1)
Venture capital partnership impairments......................................          --             --             (4.6)
Affiliate equity security impairments........................................          --            (11.0)         (96.9)
Other invested asset impairments.............................................          --             (3.3)         (16.5)
Debt and equity securities pledged as collateral impairments.................          (1.2)         (16.6)          (8.3)
                                                                               -------------- -------------- --------------
IMPAIRMENT LOSSES............................................................         (35.3)         (47.9)        (210.8)
                                                                               -------------- -------------- --------------
Debt security transaction gains..............................................          19.2           39.0           93.7
Debt security transaction losses.............................................         (37.2)         (10.6)         (28.9)
Equity security transaction gains............................................           5.8           17.7           58.8
Equity security transaction losses...........................................         (12.5)          (5.9)          (9.2)
Mortgage loan transaction gains (losses).....................................          --              0.2           (1.3)
Venture capital partnership transaction losses...............................         (13.9)          --             (9.7)
Affiliate equity security gains..............................................          14.4           --             --
Affiliate equity security losses.............................................         (10.7)          --             --
Real estate transaction losses...............................................          (0.6)          --             --
Debt and equity securities pledged as collateral gains.......................           2.5           --             --
Other invested asset transaction gains.......................................          15.1            5.5            9.4
                                                                               -------------- -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................         (17.9)          45.9          112.8
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------

Net realized investment losses...............................................   $     (53.2)   $      (2.0)   $     (98.0)
                                                                               -------------- -------------- --------------
Applicable closed block policyholder dividend obligation (reduction).........         (12.4)           3.7           (5.9)
Applicable deferred policy acquisition costs (benefit).......................         (14.7)          (0.4)          (4.1)
Applicable deferred income taxes (benefit)...................................           9.2            3.1          (35.6)
                                                                               -------------- -------------- --------------
Offsets to realized investment gains.........................................         (17.9)           6.4          (45.6)
                                                                               -------------- -------------- --------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME........................   $     (35.3)   $      (8.4)   $     (52.4)
                                                                               ============== ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million and $5.9 million for 2004 and 2003, respectively. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable DAC and applicable deferred income taxes.

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                           YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt securities..............................................................   $    (313.0)   $     (27.1)   $     (66.1)
Equity securities............................................................           2.6            0.2          (27.7)
Debt and equity securities pledged as collateral.............................         (93.3)           7.8          116.4
Other investments............................................................          (7.5)          --              4.9
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)..........................   $    (411.2)   $     (19.1)   $      27.5
                                                                               ============== ============== ==============

Net unrealized investment gains (losses).....................................   $    (411.2)   $     (19.1)   $      27.5
                                                                               -------------- -------------- --------------
Applicable policyholder dividend obligation..................................        (194.8)           3.6          (45.5)
Applicable deferred policy acquisition costs.................................         (70.5)          (7.7)         (12.4)
Applicable deferred income tax benefit.......................................         (20.1)          (9.8)          (5.4)
                                                                               -------------- -------------- --------------
Offsets to net unrealized investment gains...................................        (285.4)         (13.9)         (63.3)
                                                                               -------------- -------------- --------------
NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES)                             $    (125.8)   $      (5.2)   $      90.8
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)...........................  ============== ============== ==============

INVESTING CASH FLOWS

Cash and cash equivalents consist of cash and short-term investments with original maturities of 90 days or less.

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Debt security purchases......................................................   $  (4,500.4)   $  (4,052.9)   $  (5,385.4)
Equity security purchases....................................................        (150.8)         (66.3)        (125.4)
Venture capital partnership investments......................................         (65.7)         (59.3)         (41.6)
Other invested asset purchases...............................................         (87.3)         (25.8)         (27.2)
Policy loan advances, net....................................................         (48.3)          44.7          (31.9)
                                                                               -------------- -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,852.4)   $  (4,159.6)   $  (5,611.5)
                                                                               ============== ============== ==============

Debt securities sales........................................................   $   2,925.8    $   2,405.2    $   2,124.7
Debt securities maturities and repayments....................................       1,367.6        1,483.0        1,792.0
Equity security sales........................................................         225.4          111.2          235.7
Mortgage loan maturities and principal repayments............................          79.2           77.2          180.3
Venture capital partnership capital distributions............................         185.9           59.4           54.2
Affiliate securities sales...................................................          --              1.0           --
Real estate and other invested assets sales..................................          17.8           76.8           30.3
                                                                               -------------- -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   4,801.7    $   4,213.8    $   4,417.2
                                                                               ============== ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2005 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended 2005.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ amounts in millions)                                                             DEBT         LOANS AT
                                                                                 SECURITIES      CARRYING
                                                                                  AT COST          VALUE         TOTAL
                                                                               -------------- -------------- --------------

Due in one year or less......................................................   $     315.8    $      25.0    $     340.8
Due after one year through five years........................................       2,278.8           57.8        2,336.6
Due after five years through ten years.......................................       3,789.4           29.8        3,819.2
Due after ten years..........................................................       6,746.9           16.0        6,762.9
                                                                               -------------- -------------- --------------

TOTAL........................................................................   $  13,130.9    $     128.6    $  13,259.5
                                                                               ============== ============== ==============


4.   GOODWILL AND OTHER INTANGIBLE ASSETS

We do not record amortization expense on goodwill and other intangible assets with indefinite lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at least annually. To test for impairments, we calculate the fair value of the reporting unit based on the sum of a multiple of revenue and the fair value of the unit's tangible net assets. We compare the calculated fair value to the recorded values and record an impairment, if warranted.

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                     YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        -----------------------------------------------------------
($ amounts in millions)                                                      2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GROSS           NET           GROSS          NET
                                                                -------------- -------------- -------------- --------------

Goodwill.....................................................    $       5.8    $       4.5    $       5.8    $       4.5
Other........................................................            3.2            0.6            3.2            0.6
                                                                -------------- -------------- -------------- --------------
GOODWILL AND OTHER INTANGIBLE ASSETS.........................    $       9.0    $       5.1    $       9.0    $       5.1
                                                                ============== ============== ============== ==============

No amortization of intangible assets is expected over the next five years.


5.   FINANCING ACTIVITIES

INDEBTEDNESS

We record indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we determine the fair value of indebtedness based on contractual cash flows discounted at market rates.

INDEBTEDNESS:                                                                         AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                   CARRYING         FAIR         CARRYING        FAIR
                                                                     VALUE          VALUE          VALUE         VALUE
                                                                -------------- -------------- -------------- --------------

6.95% surplus notes..........................................    $      30.2    $      30.7    $      30.2    $      34.4
7.15% surplus notes..........................................          173.9          183.4          173.9          174.8
                                                                -------------- -------------- -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     204.1    $     214.1    $     204.1    $     209.2
                                                                ============== ============== ============== ==============

Our 6.95% and 7.15% surplus notes are due December 1, 2006 and December 15, 2034, respectively. The carrying value of the 2034 notes is net of $1.1 million of unamortized original issue discount. Interest payments are at an annual rate of 6.95% and 7.15%, respectively, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The 6.95% notes have no early redemption provisions. The 7.15% notes may be redeemed at our option at any time at the "make-whole" redemption price set forth in the offering circular. New York insurance law provides that the notes are not part of our legal liabilities. On December 15, 2004, we repurchased $144.8 million of the previously issued $175.0 million outstanding principal on our 6.95% notes and recognized an after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, we issued the $175.0 million 7.15% notes.

On November 22, 2004, The Phoenix Companies, Inc. entered into a $150.0 million three-year, unsecured senior revolving credit facility to replace our prior $150.0 million credit facility. Potential borrowers on the new credit line are The Phoenix Companies, Inc., Phoenix Investment Partners and Phoenix Life. The Phoenix Companies unconditionally guarantees any loans under this new facility to Phoenix Life and Phoenix Investment Partners. Base rate loans will bear interest at the greater of Wachovia Bank, National Association's prime commercial rate or the federal funds rate plus 0.50%. Eurodollar rate loans will bear interest at LIBOR plus an applicable percentage based on our Standard & Poor's and Moody's ratings. Phoenix Investment Partners has taken a $25 million draw on this facility at the Eurodollar rate.

INTEREST EXPENSE ON INDEBTEDNESS:                                                         YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.7    $      12.8    $      12.2
                                                                               ============== ============== ==============
INTEREST PAID................................................................   $      14.6    $      12.6    $      12.2
                                                                               ============== ============== ==============


6.   SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7.   INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management serves as the investment advisor to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the two in the table below. These eight collateralized obligation trusts are investment trusts with aggregate assets of $2.5 billion that are primarily invested in a variety of fixed income securities acquired from third parties. These collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties, as well as to our general account. Our asset management affiliates earned advisory fees of $8.8 million, $8.0 million and $10.4 million during the years ended December 31, 2005, 2004 and 2003, respectively. These advisory fees are either recorded as investment product fees for unconsolidated trusts or reflected as investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest related to third-party equity investments for consolidated trusts on our consolidated statement of income. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $45.5 million at December 31, 2005 ($0.0 million of which relates to trusts that are consolidated). Of that exposure, $34.3 million ($0.0 million of which relates to trust that are consolidated) relates to investment grade debt securities and loss of management fees.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd., or Mistic, which was redeemed during the third quarter of 2005. Upon redemption, this issue was liquidated and the remaining assets of the trust, in excess of remaining liabilities, were distributed to the trust's equity investors, including us, pro rata based upon the amounts originally invested. Liquidation of this trust resulted in a reduction to zero of all of our assets, liabilities and accumulated other comprehensive income associated with this trust, with our share of the residual balance recorded to earnings. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on our balance sheet.

We consolidated two collateralized obligation trusts as of December 31, 2005 and three as of December 31, 2004 and 2003. As of December 31, 2005, our direct investment in the two consolidated collateralized obligation trusts is $0.0 million. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $5.0 million, $3.4 million and $3.6 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to these consolidated obligation trusts.

Six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $2.2 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $45.5 million ($34.3 million of which are investment grade debt securities at December 31, 2005). We recognized investment advisory fee revenues related to the unconsolidated variable interest entities of $3.9 million, $4.6 million and $6.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.

CONSOLIDATED VARIABLE INTEREST ENTITIES:                                                            AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I...............................................................................    $      54.2    $      94.4
Phoenix CDO II..............................................................................          267.8          294.5
Phoenix-Mistic 2002-1 CDO...................................................................           --            967.0
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     322.0    $   1,355.9
                                                                                               ============== ==============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).........................................................    $      93.1    $     127.3
Phoenix CDO II (December 2012 mandatorily redeemable).......................................          296.8          329.4
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).........................................           --            898.5
                                                                                               -------------- --------------
TOTAL.......................................................................................    $     389.9    $   1,355.2
                                                                                               ============== ==============

Assets pledged as collateral consist of available-for-sale debt and equity securities at fair value of $304.4 million and $1,278.8 million at December 31, 2005 and 2004, respectively. In addition, cash and accrued investment income of $17.6 million and $77.1 million are included in these amounts at December 31, 2005 and 2004, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $371.2 million and $1,253.4 million at December 31, 2005 and 2004, respectively, and non-recourse derivative cash flow hedge liability of $18.7 million (notional amount of $210.8 million with maturity of June 1, 2009) and $101.8 million (notional amount of $1,118.2 million with maturities of 2005-2013) at December 31, 2004 and 2003, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $0.0 million and $37.7 million at December 31, 2005 and 2004, respectively.

Collateralized obligations for which PXP is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a significant amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse, to us, for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value and are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

                                                                                            AS OF AND FOR THE
EFFECT OF CONSOLIDATION OF COLLATERALIZED OBLIGATION TRUSTS:                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Increase (decrease) in net income or (increase) in net loss..................   $       1.3    $     (12.9)   $      (2.4)
                                                                               ============== ============== ==============
Reduction to stockholders' equity............................................   $     (67.9)   $     (67.5)   $     (77.3)
                                                                               ============== ============== ==============

The above non-cash credits (charges) to earnings and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The FASB continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES
PLEDGED AS COLLATERAL:                                                               AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                             2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  FAIR VALUE        COST        FAIR VALUE        COST
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $     304.1    $     278.9    $   1,276.9    $   1,159.9
Equity securities pledged as collateral......................            0.3            0.3            1.9            0.4
                                                                -------------- -------------- -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     304.4    $     279.2    $   1,278.8    $   1,160.3
                                                                ============== ============== ============== ==============


GROSS AND NET UNREALIZED GAINS AND LOSSES FROM
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:                                   AS OF DECEMBER 31,
($ in millions)                                                 -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                     GAINS         LOSSES          GAINS         LOSSES
                                                                -------------- -------------- -------------- --------------

Debt securities pledged as collateral........................    $      35.8    $     (10.6)   $     131.3    $     (14.3)
Equity securities pledged as collateral......................            0.1           (0.1)           1.6           (0.1)
                                                                -------------- -------------- -------------- --------------
TOTAL........................................................    $      35.9    $     (10.7)   $     132.9    $     (14.4)
                                                                ============== ============== ============== ==============
NET UNREALIZED GAINS.........................................    $      25.2                   $     118.5
                                                                ==============                ==============

AGING OF TEMPORARILY IMPAIRED DEBT AND
EQUITY SECURITIES PLEDGED AS COLLATERAL:                               AS OF DECEMBER 31, 2005
($ in millions)                              -----------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS     GREATER THAN 12 MONTHS            TOTAL
                                             ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED     FAIR       UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate                                     $      3.9   $    (1.0)   $     8.8   $     (1.5)   $    12.6    $    (2.5)
Mortgage-backed                                      1.3        (0.1)         9.1         (6.1)        10.4         (6.2)
Other asset-backed                                  --          --            2.2         (1.9)         2.2         (1.9)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES                               $      5.2   $    (1.1)   $    20.1   $     (9.5)   $    25.2    $   (10.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL             --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL                       $      5.2   $    (1.1)   $    20.1   $     (9.6)   $    25.2    $   (10.7)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $10.7 million at December 31, 2005. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $8.7 million at December 31, 2005. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2005.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2004
DEBT AND EQUITY SECURITIES PLEDGED           -----------------------------------------------------------------------------
AS COLLATERAL:                                  LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS           TOTAL
($ amounts in millions)                      ------------------------- ------------------------- -------------------------
                                                 FAIR      UNREALIZED     FAIR       UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES       VALUE        LOSSES        VALUE       LOSSES
                                             ------------ ------------ ----------- ------------- ------------ ------------

Corporate..................................   $     16.2   $    (0.2)   $    25.2   $     (4.0)   $    41.4    $    (4.2)
Mortgage-backed............................         --          --           23.9         (8.3)        23.9         (8.3)
Other asset-backed.........................         --          --           21.0         (1.8)        21.0         (1.8)
                                             ------------ ------------ ----------- ------------- ------------ ------------
DEBT SECURITIES............................   $     16.2   $    (0.2)   $    70.1   $    (14.1)   $    86.3    $   (14.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --          --           --           (0.1)        --           (0.1)
                                             ------------ ------------ ----------- ------------- ------------ ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     16.2   $    (0.2)   $    70.1   $    (14.2)   $    86.3    $   (14.4)
                                             ============ ============ =========== ============= ============ ============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $14.3 million at December 31, 2004. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $7.8 million at December 31, 2004. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2004.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                 2005
($ in millions)                                                                                                    COST
                                                                                                              --------------

Due in one year or less                                                                                        $       4.8
Due after one year through five years                                                                                 70.7
Due after five years through ten years                                                                                32.6
Due after ten years                                                                                                  170.8
                                                                                                              --------------
TOTAL DEBT SECURITIES                                                                                          $     278.9
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2005 and 2004 is $0.3 million and $(0.7) million, respectively. See Note 3 to these financial statements for information on realized investment losses related to these CDOs.


8.   INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such benefits to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

ALLOCATION OF INCOME TAXES:                                                                YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $       6.6    $     (12.5)   $       1.5
  Deferred...................................................................          33.3           72.2            2.4
                                                                               -------------- -------------- --------------
  Continuing operations......................................................          39.9           59.7            3.9
  Equity in earnings of affiliates...........................................          --             (6.8)          (0.2)
                                                                               -------------- -------------- --------------
NET INCOME...................................................................          39.9           52.9            3.7
Other comprehensive income...................................................         (22.1)         (14.0)          (2.4)
                                                                               -------------- -------------- --------------
COMPREHENSIVE INCOME.........................................................   $      17.8    $      38.9    $       1.3
                                                                               ============== ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $     (14.1)   $       6.0    $       1.3
                                                                               ============== ============== ==============


EFFECTIVE INCOME TAX RATE:                                                                 YEAR ENDED DECEMBER 31,
($ amounts in millions)                                                        --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     161.5    $     194.0    $      41.1
                                                                               -------------- -------------- --------------
Income taxes at statutory rate of 35.0%......................................          56.5           67.9           14.4
Investment income not subject to tax.........................................          (8.7)         (10.8)          (6.9)
Tax interest recoveries......................................................          (5.3)          --             (1.1)
Historic rehabilitation and other tax credits................................          (2.3)          --             --
Realized losses on available-for-sale securities pledged as collateral.......          (0.5)           4.5            0.9
Other, net...................................................................           0.2           (1.9)          (3.4)
                                                                               -------------- -------------- --------------
INCOME TAXES APPLICABLE TO CONTINUING OPERATIONS.............................   $      39.9    $      59.7    $       3.9
                                                                               ============== ============== ==============


DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ amounts in millions)                                                                                DECEMBER 31,
                                                                                               -----------------------------
                                                                                                    2005           2004
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     233.8    $     214.1
Unearned premiums/deferred revenues.........................................................          108.2          118.1
Employee benefits...........................................................................           70.6           73.0
Intangible assets...........................................................................            2.3            2.6
Net operating and capital loss carryover benefits...........................................           25.4           29.9
Historic rehabilitation and other tax credits...............................................           18.7           12.3
Foreign tax credits carryover benefits......................................................            0.1            0.1
Other.......................................................................................            0.6            6.1
Valuation allowance.........................................................................           (1.1)          (1.1)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          458.6          455.1
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (374.1)        (335.6)
Investments.................................................................................         (116.2)        (133.2)
Other.......................................................................................           --             (7.8)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (490.3)        (476.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX ASSETS (LIABILITIES)....................................................    $     (31.7)   $     (21.5)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2005 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2005, we had deferred tax assets of $12.9 million and $11.4 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $36.9 million are scheduled to expire between the years 2017 and 2025. The federal capital losses of $32.5 million are scheduled to expire between 2009 and 2010. The state net operating losses of $15.1 million related to the non-life subgroup are scheduled to expire between 2019 and 2024. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2005 and 2004, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2005, the deferred income tax assets of $18.7 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2005, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2005 and 2004 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution. Investment income not subject to tax for 2005 and 2004 included net tax expense of $1.3 and net tax benefit of $5.7 million, respectively, related to the anticipated resolution of certain tax matters with the IRS.


9.   EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this forgiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                               YEAR ENDED DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005            2004           2003
                                                                               -------------- -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.75%           6.00%          6.50%
Future compensation increase rate............................................       4.00%           3.50%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       8.50%           9.25%         10.00%
Future health care cost increase rate, age 65 and older......................      10.50%          11.25%         12.00%

CHANGES IN PENSION PLANS' ASSETS AND                                               YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  -----------------------------------------------------------
($ amounts in millions)                                                EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                     2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

PLANS' ASSETS
Plan assets' actual gain (loss)..............................    $      24.5    $      44.3    $      --      $      --
Employer contributions.......................................           27.7            8.9            5.5            5.7
Participant benefit payments.................................          (26.0)         (25.7)          (5.5)          (5.7)
                                                                -------------- -------------- -------------- --------------
Change in plan assets........................................           26.2           27.5           --             --
Plan assets, beginning of year...............................          396.4          368.9           --             --
                                                                -------------- -------------- -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     422.6    $     396.4    $      --      $      --
                                                                ============== ============== ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (36.7)   $     (36.1)   $      (9.1)   $      (7.0)
Actuarial gain (loss)........................................          (13.3)         (35.5)         (18.3)         (11.2)
Curtailment gain (loss)......................................           --              7.5           --              2.7
Participant benefit payments.................................           26.0           25.7            5.5            5.7
Plan amendments..............................................           --             --             (1.5)          --
                                                                -------------- -------------- -------------- --------------
Change in projected benefit obligation.......................          (24.0)         (38.4)         (23.4)          (9.8)
Projected benefit obligation, beginning of year..............         (499.0)        (460.6)        (134.6)        (124.8)
                                                                -------------- -------------- -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (523.0)   $    (499.0)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============


FUNDED STATUS OF PENSION PLANS:                                                   YEAR ENDED DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                        EMPLOYEE PLAN               SUPPLEMENTAL PLAN
                                                                ----------------------------- -----------------------------
                                                                    2005           2004           2005           2004
                                                                -------------- -------------- -------------- --------------

Excess of accrued pension benefit cost over amount
  contributed to plan........................................    $     (16.0)   $     (37.0)   $     (94.0)   $     (86.0)
Additional minimum liability.................................          (54.0)         (41.2)         (45.9)         (40.6)
                                                                -------------- -------------- -------------- --------------
Excess of accumulated benefit obligation over plan assets....          (70.0)         (78.2)        (139.9)        (126.6)
Intangible asset.............................................            7.0            8.0           --             --
Minimum pension liability adjustment in accumulated
  other comprehensive income.................................           47.0           33.2           45.9           40.6
                                                                -------------- -------------- -------------- --------------
Funding status recognized in balance sheet...................          (16.0)         (37.0)         (94.0)         (86.0)
                                                                -------------- -------------- -------------- --------------
Net unamortized loss.........................................          (77.4)         (57.6)         (66.5)         (52.6)
Unamortized prior service (cost) credit......................           (7.0)          (8.0)           2.5            4.0
                                                                -------------- -------------- -------------- --------------
Funding status unrecognized in balance sheet.................          (84.4)         (65.6)         (64.0)         (48.6)
                                                                -------------- -------------- -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS,
  END OF YEAR................................................    $    (100.4)   $    (102.6)   $    (158.0)   $    (134.6)
                                                                ============== ============== ============== ==============

The Phoenix Companies expects to contribute $1.9 million to the employee pension plan during 2006. The Phoenix Companies made payments totaling $27.7 million to the pension plan during 2005 including $5.7 million toward the estimated 2005 contribution and $22.0 million of additional contributions.

FUNDED STATUS OF OTHER POSTRETIREMENT BENEFIT PLANS:                                                AS OF DECEMBER 31,
($ amounts in millions)                                                                        -----------------------------
                                                                                                     2005           2004
                                                                                               -------------- --------------

Accrued benefit obligation included in other liabilities....................................    $     (84.9)   $     (88.0)
                                                                                               -------------- --------------
Net unamortized gain........................................................................            6.1           10.3
Unamortized prior service (costs) credits...................................................            6.4            7.4
                                                                                               -------------- --------------
Funding status unrecognized in balance sheet................................................           12.5           17.7
                                                                                               -------------- --------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR............................    $     (72.4)   $     (70.3)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.0 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $6.5 million ($4.2 million after income taxes), $31.8 million ($20.7 million after income taxes) and $5.2 million ($3.2 million after income taxes) in 2005, 2004 and 2003, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services. Reserves for management restructuring agreements are not material to our consolidated financial statements at December 31, 2004 and 2003.


10.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income. We also consider unrealized foreign currency losses when evaluating investments for impairment. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

SOURCES OF OTHER COMPREHENSIVE INCOME:                                  YEAR ENDED DECEMBER 31,
($ amounts in millions)                      -------------------------------------------------------------------------------
                                                        2005                      2004                      2003
                                             ------------------------- ------------------------- ---------------------------
                                                 GROSS         NET         GROSS         NET         GROSS         NET
                                             ------------ ------------- ------------ ------------ ------------- ------------

Unrealized gains (losses) on
  investments.............................    $   (435.9)  $   (157.0)   $     23.9   $     17.2   $    140.9    $    164.5
Net realized investment losses on
  available-for-sale securities included
  in net income...........................          24.7         31.2         (43.0)       (22.4)      (113.4)        (73.7)
                                             ------------ ------------- ------------ ------------ ------------- ------------
Net unrealized investment gains...........        (411.2)      (125.8)        (19.1)        (5.2)        27.5          90.8
Net unrealized foreign currency
  translation adjustment .................          (6.0)        (4.0)         (4.6)        (0.6)        11.9           8.2
Net unrealized derivative instruments
  gains (losses)..........................          82.8         82.8          13.1         13.3         35.9          36.6
                                             ------------ ------------- ------------ ------------ ------------- ------------
Other comprehensive income (loss).........        (334.4)  $    (47.0)        (10.6)  $      7.5         75.3    $    135.6
                                             ------------ ============= ------------ ============ ------------- ============
Applicable policyholder dividend
  obligation..............................        (194.8)                       3.6                     (45.5)
Applicable deferred policy acquisition
  cost amortization.......................         (70.5)                      (7.7)                    (12.4)
Applicable deferred income taxes
  (benefit)...............................         (22.1)                     (14.0)                     (2.4)
                                             -------------              -------------             -------------
Offsets to other comprehensive income.....        (287.4)                     (18.1)                    (60.3)
                                             -------------              -------------             -------------
OTHER COMPREHENSIVE INCOME (LOSS).........    $    (47.0)                $      7.5                $    135.6
                                             =============              =============             =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ amounts in millions)                                                 ----------------------------------------------------
                                                                                  2005                      2004
                                                                        ------------------------- --------------------------
                                                                           GROSS         NET         GROSS         NET
                                                                        ------------ ------------ ----------- --------------

Unrealized gains on investments....................................      $    307.7   $     26.9   $   718.9   $      152.7
Unrealized foreign currency translation adjustment.................            (0.3)        (0.8)        5.7            3.2
Unrealized losses on derivative instruments........................           (40.4)       (24.6)     (123.2)        (107.4)
                                                                        ------------ ------------ ----------- --------------
Accumulated other comprehensive income.............................           267.0   $      1.5       601.4   $       48.5
                                                                        ------------ ============ ----------- ==============
Applicable policyholder dividend obligation........................           241.5                    436.3
Applicable deferred policy acquisition costs.......................            15.9                     86.4
Applicable deferred income taxes...................................             8.1                     30.2
                                                                        ------------              -----------
Offsets to accumulated other comprehensive income..................           265.5                    552.9
                                                                        ------------              -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME.............................      $      1.5                $    48.5
                                                                        ============              ===========


11.  DISCONTINUED OPERATIONS

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. See Note 16 for further information regarding our discontinued reinsurance and group life and health operations.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognize all derivative instruments on the balance sheet at fair value. Generally, we designate each derivative according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

DERIVATIVE INSTRUMENTS HELD IN                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ amounts in millions)                                                             2005                     2004
                                                                        -------------------------- -------------------------
                                                NOTIONAL
                                                 AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             -------------- ----------- ------------- ------------ ------------ ------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30       2007      $       1.2   $     --     $      2.8   $     --
    Non-hedging derivative instruments....           360       2007              6.6          4.9         16.5         14.0
Other.....................................            75     2008-2014           0.8         --            0.1         --
                                             --------------             ------------- ------------ ------------ ------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      465                 $       8.6   $      4.9   $     19.4   $     14.0
                                             ==============             ============= ============ ============ ============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2005, 2004 and 2003. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $8.6 million as of December 31, 2005. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                        AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          -----------------------------------------------------------
($ amounts in millions)                                                     2005                          2004
                                                                ----------------------------- -----------------------------
                                                                  CARRYING         FAIR         CARRYING         FAIR
                                                                    VALUE          VALUE          VALUE          VALUE
                                                                -------------- -------------- -------------- --------------

Cash and cash equivalents....................................    $     225.6    $     225.6    $     324.0    $     324.0
Debt securities (Note 3).....................................       13,402.6       13,402.6       13,473.6       13,473.6
Available-for-sale equity securities (Note 3)................          169.6          169.6          160.2          160.2
Trading equity securities....................................           --             --             87.3           87.3
Mortgage loans (Note 3)......................................          128.6          133.4          207.9          220.4
Debt and equity securities pledged as collateral (Note 7)....          304.4          304.4        1,278.8        1,278.8
Derivative financial instruments.............................            8.6            8.6           19.4           19.4
Policy loans (Note 3)........................................        2,245.0        2,347.4        2,196.7        2,318.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL ASSETS.............................................    $  16,484.4    $  16,591.6    $  17,747.9    $  17,881.7
                                                                ============== ============== ============== ==============

Investment contracts (Note 2)................................    $   3,060.7    $   3,054.4    $   3,492.4    $   3,510.8
Non-recourse collateralized obligations (Note 7).............          389.9          322.0        1,355.2        1,355.9
Indebtedness (Note 5)........................................          204.1          214.1          204.1          209.2
Derivative financial instruments.............................            4.9            4.9           14.0           14.0
                                                                -------------- -------------- -------------- --------------
FINANCIAL LIABILITIES........................................    $   3,659.6    $   3,595.4    $   5,065.7    $   5,089.9
                                                                ============== ============== ============== ==============


13.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                              AS OF AND FOR THE YEARS ENDED
($ amounts in millions)                                                                         DECEMBER 31,
                                                                               --------------------------------------------
                                                                                    2005           2004           2003
                                                                               -------------- -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     885.5    $     814.6    $     762.9
Asset valuation reserve (AVR)................................................         210.7          213.6          198.6
                                                                               -------------- -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,096.2    $   1,028.2    $     961.5
                                                                               ============== ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     106.2    $      35.1    $      69.7
                                                                               ============== ============== ==============
STATUTORY NET INCOME.........................................................   $      61.0    $      47.1    $      21.5
                                                                               ============== ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2005 and 2004.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $35.1 million in 2005 and is able to pay $88.6 million in dividends in 2006 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $88.6 million in 2006, would be subject to the discretion of the New York Superintendent of Insurance.


14.  PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                             AS OF DECEMBER 31,
($ amounts in millions)                                         -----------------------------------------------------------
                                                                            2005                          2004
                                                                ----------------------------- -----------------------------
                                                                                 CARRYING                      CARRYING
                                                                    COST           VALUE          COST           VALUE
                                                                -------------- -------------- -------------- --------------

Real estate..................................................    $     101.1    $      34.9    $     116.0    $      45.7
Equipment....................................................          185.4           34.8          168.7           23.6
                                                                -------------- -------------- --------------
                                                                                                             --------------
Premises and equipment cost and carrying value...............          286.5    $      69.7          284.7    $      69.3
                                                                               ==============                ==============
Accumulated depreciation and amortization....................         (216.8)                       (215.4)
                                                                --------------                --------------
PREMISES AND EQUIPMENT.......................................    $      69.7                   $      69.3
                                                                ==============                ==============

Depreciation and amortization expense for premises and equipment for 2005, 2004 and 2003 totaled $9.2 million, $11.3 million and $16.2 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.4 million, $6.7 million and $11.7 million in 2005, 2004 and 2003, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $34.1 million as of December 31, 2005, payable as follows: 2006, $8.5 million; 2007, $7.8 million; 2008, $6.1 million; 2009, $3.4 million; 2010, $3.1 million; and thereafter, $5.2 million.


15.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.4 million, $8.2 million and $8.2 million for 2005, 2004 and 2003, respectively. Amounts payable to the affiliated investment advisors were $0.9 million and $1.1 million, as of December 31, 2005 and 2004, respectively. Variable product separate accounts fees were $1.2 million, $3.2 million and $2.6 million for 2005, 2004 and 2003, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5%, 3% and 3% for the years ended December 31, 2005, 2004 and 2003, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with Phoenix Investment Partners to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $45.3 million, $51.8 million and $51.9 million for 2005, 2004 and 2003, respectively. Amounts payable to PEPCO were $5.1 million and $6.0 million, as of December 31, 2005 and 2004, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than five percent of The Phoenix Companies' outstanding common stock. During 2005, 2004 and 2003, we incurred $37.6 million, $32.4 million and $25.8 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $1.9 million as of both December 31, 2005 and 2004.


16.  CONTINGENT LIABILITIES

In addition to the matters discussed below, we are, in the normal cause of business, involved in litigation both as a defendant and as a plaintiff. The litigation naming us as a defendant ordinarily involves our activities as an insurer, employer, investor or taxpayer. In addition, various regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance and securities laws. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and litigation's inherent unpredictability, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows.

Over the past few years, there has been a significant increase in federal and state regulatory activity relating to financial services companies, particularly mutual fund companies. These regulatory inquiries have focused on a number of mutual fund issues, including late-trading and valuation issues. Our affiliated companies' asset management products, which we offer through the separate accounts associated with certain of our variable life insurance policies and variable annuity products, entitle us to impose restrictions on frequent exchanges and trades in the mutual funds and on transfers between sub-accounts and variable products. We, like many others in the financial services industry, have received requests for information from the SEC and state authorities, in each case requesting documentation and other information regarding various mutual fund regulatory issues. We continue to cooperate fully with these regulatory agencies in responding to these requests.

Over the past two years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

In 2004, we received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. We cooperated fully and have had no further inquiry since filing our response.

In 2005, we received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. We cooperated fully and have had no further inquiry since responding.

These types of lawsuits and regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including reserves for amounts recoverable from retrocessionaires, were $60.0 million as of December 31, 2005. Our total amounts recoverable from retrocessionaires related to paid losses were $20.0 million as of December 31, 2005. We did not recognize any gains or losses related to our discontinued group accident and health reinsurance business during the years ended December 31, 2005, 2004 and 2003, respectively.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, as well as the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers), the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material effect on our financial position.

Additional information with respect to our group accident and health reinsurance run-off exposures follows:

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc., or Unicover. Unicover organized and managed a group, or pool, of insurance companies, or Unicover pool, and two other facilities, or Unicover facilities, which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed.

We have been involved in disputes relating to the activities of Unicover. Most of the disputes have been resolved by settlement or arbitration. The amounts paid and the results achieved in the settlements and arbitration decision were consistent with the amounts previously reflected in our consolidated financial statements.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. We have been involved in disputes with certain of our own retrocessionaires who had sought on various grounds to avoid paying any amounts to us. Most of those disputes, including the matter described below, have been resolved. The amounts received and the results achieved in the settlements and arbitration decisions were consistent with the amounts previously reflected in our consolidated financial statements.

As of December 31, 2005, we have resolved a dispute with a retrocessionaire that had been the subject of arbitration initiated by the retrocessionaire in 2000. We had previously received favorable decisions from an arbitration panel and the English Court of Appeals that have resulted in payments by the retrocessionaire totaling $65.0 million, including $50.0 million during 2005. In July 2005, an arbitration panel determined that the retrocessionaire was not liable for certain billings related to a commutation totaling $25.0 million. We were denied permission to appeal this decision. As of December 31, 2005, the retrocessionaire is current in respect of the reinsurance recoverable balance on this contract.

Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our remaining retrocessionaires disputes and successfully avoids its obligations. At this stage, we cannot estimate the amount at risk related to these potential disputes with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and business not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the London reinsurance market in which we participated from 1994 to 1997. These disputes involve multiple layers of reinsurance and allegations that the reinsurance programs created by the brokers involved in placing those layers were interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, we and many of these companies have participated in negotiations that have resulted in settlements of disputes relating to the 1994 and 1995 contract years. The amounts paid and the results achieved in the 1994 and 1995 contract year settlements are consistent with the amounts previously reflected in our consolidated financial statements. Although we are vigorously defending our contractual rights in respect of the 1996 and 1997 contract year disputes, we remain actively involved in attempts to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the remaining amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). However, it is our opinion based on current information that amounts included in our reserves as of December 31, 2005 are adequate with respect to the 1996 and 1997 contract year disputes.


17.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2005, the Company had committed $166.3 million under such investments, of which $64.8 million is expected to be disbursed by December 31, 2006.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $30.2 million at December 31, 2005.

                                     PART C

                                     PART C
                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company. ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a)  Financial Statements.


         (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2005; Statement of Operations for the year ended December 31, 2005; Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004; and Notes to Financial Statements.

         (2) The consolidated financial statements and schedules of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include: Consolidated Balance Sheet as of December 31, 2005 and 2004; Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2005, 2004 and 2003; Consolidated Statement of Cash Flows for the years ended December 31, 2005, 2004 and 2003, Consolidated Statement of Changes in Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003; and Notes to Financial Statements.


    (b)  Exhibits.

         (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via EDGAR on November 29, 1999.

         (2)  Not Applicable.

         (3)  Distribution of Policies

              (a) Master Service and Distribution Compliance Agreement between
                  Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via EDGAR on November 15, 2001.

              (b) Form of Broker Dealer Supervisory and Service Agreement
                  between Phoenix Equity Planning Corporation and Independent Broker/Dealers with respect to the Sales of Contracts is incorporated by reference to Registrant's Form N-4 (File No. 333-31320 under 811-03488), Post-Effective Amendment No. 12 filed via EDGAR on April 25, 2005.

         (4)  (a) Form of Contract (Retirement Planner's Edge - Form Number
                  D603), filed via EDGAR with Pre-Effective Amendment No. 1 (File. No. 333-31320) on May 11, 2000. Contract amendment Form Number DR52 was filed with Form Number D610 on August 1, 2001.

              (b) Form of Contract (Phoenix Freedom Edge) Form Number D615,
                  filed via EDGAR with Post-Effective Amendment No. 7 on February 28, 2003.

              (c) Guaranteed Minimum Income Benefit Rider (Phoenix Freedom Edge
                  - Form Number DR88) filed via EDGAR with Post-Effective Amendment No. 13 on July 7, 2005.

              (d) Guaranteed Minimum Accumulation Benefit Rider (Phoenix Freedom
                  Edge - Form DR84) is incorporated by reference to Registrant's Form N-4 (File No. 333-31320 under 811-03488), Post-Effective Amendment No. 12 filed via EDGAR on April 25, 2005.


              (e) Guaranteed Minimum Withdrawal Benefit Rider, Form No. DR94.1,
                  filed via EDGAR on Registration Statement Form N-4 (File No. 333- 31320), Post-Effective Amendment No. 14 on November 16, 2005.

          (5) (a) Form of Application (Retirement Planner's Edge) Form Number OL2744, filed via EDGAR with Pre-Effective Amendment No. 1 on May 11, 2000.


              (b) Forms of Application (Phoenix Freedom Edge) Form Number
                  OL4160NY.1 and Form No. OL4160.1 filed via EDGAR on Registration Statement Form N-4 (File No. 333- 31320), Post-Effective Amendment No. 14 on November 16, 2005.


         (6) (a) Amended and Restated Charter of Phoenix Life Insurance Company, (f/k/a Phoenix Home Life Mutual Insurance Company) dated December 20, 2004 is incorporated by reference to Registrant's Form N-4 (File No. 333-31320 under 811-03488), Post-Effective Amendment No. 12 filed via EDGAR on
                  April 25, 2005.

              (b) Amended and Restated Bylaws of Phoenix Life Insurance Company,
                  dated December 1, 2004, is incorporated by reference to Registrant's Form N-4 (File No. 333-31320 under 811-03488), Post-Effective Amendment No. 12 filed via EDGAR on April 25, 2005.

         (7)  Not Applicable.

         (8)  Participation Agreements.

              (1) (a) Participation Agreement dated May 1, 2000 between Phoenix
                      Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                  (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).


                  (c) Amendment No. 2 to the Participation Agreement dated
                      December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Post Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


              (2) (a) Participation Agreement dated April 18, 1995 between
                      Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                  (b) Amendment No. 1 dated December 16, 1996 to Participation
                      Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).


                  (c) Amendment to Participation Agreement as of May 3, 2004 by
                      and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035) filed via EDGAR on April 27, 2006.


              (3) Fund Participation Agreement dated July 15, 1999 among Phoenix
                  Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

              (4) (a) Fund Participation Agreement dated July 19, 1999 among
                      Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                  (b) Amendment No. 1 dated April 27, 2001 to the Fund
                      Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

                  (c) Amendment No. 2 dated October 29, 2001 to the Fund
                      Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

              (5) Participation Agreement dated December 17, 1999 among Phoenix
                  Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

              (6) Participation Agreement dated June 1, 2000 among Phoenix Home
                  Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

              (7) Participation Agreement dated June 1, 2000 among Phoenix Home
                  Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

              (8) Participation Agreement dated March 29, 2001 among Phoenix
                  Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's April 29, 2002 EDGAR filing on Form S-6 (File No. 033-06793).

              (9) Participation Agreement dated May 30, 2003 among Phoenix Life
                  Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's EDGAR filing on Form N-6 (File No. 033-06793) on April 30, 2004, with Post-Effective Amendment No. 26.


              (10)Participation Agreement dated April 25, 2005 among Phoenix
                  Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc, is incorporated by reference to Registrant's Form N-4 (File 333-123035) Post-Effective Amendment No. 2 filed via EDGAR on April 27, 2006.

              (11)Participation Agreement dated April 14, 2005 among Phoenix
                  Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Series Distributor LLC, is incorporated by reference to Registrant's Form N-4 (File 333-123035) Post-Effective Amendment No. 2 filed via EDGAR on April 27, 2006.

         (9) Written Opinion and Consent of Kathleen A. McGah, Esq. is filed herewith.


         (10) (a) Consent of PricewaterhouseCoopers LLP is filed herewith.

              (b) Consent of Brian A. Giantonio, Esq. is filed herewith.

         (11) Not Applicable.

         (12) Not Applicable.


         (13) Not Applicable.

ITEM 25.    DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

--------------------------------------------------------------------------------------------------------
Name and Principal Business Address             Positions and Offices with Depositor
--------------------------------------------------------------------------------------------------------
Sal H. Alfiero
Protective Industries, LLC
Buffalo, NY                                     Director
--------------------------------------------------------------------------------------------------------
Martin N. Baily
Institute of International Economics
Washington, DC                                  Director
--------------------------------------------------------------------------------------------------------
Jean S. Blackwell
Cummins Inc.
50
Columbus, IN  47202-3005                        Director
--------------------------------------------------------------------------------------------------------

Peter C. Browning*                              Director

--------------------------------------------------------------------------------------------------------
Arthur P. Byrne
J.W. Childs Associates
Boston, MA                                      Director
--------------------------------------------------------------------------------------------------------

Sanford Cloud, Jr.*                             Director

--------------------------------------------------------------------------------------------------------
Gordon J. Davis, Esq.                           Director
LeBoeuf, Lamb, Greene & MacRae, LLP
New York, NY
--------------------------------------------------------------------------------------------------------
John H. Forsgren*                               Director
--------------------------------------------------------------------------------------------------------
Ann Maynard Gray*                               Director
--------------------------------------------------------------------------------------------------------
John E. Haire
Time, Inc.
New York, NY                                    Director
--------------------------------------------------------------------------------------------------------

Jerry J. Jasinowski
Manufacturing Institute
Washington, D.C.                                Director
--------------------------------------------------------------------------------------------------------
Thomas S. Johnson
New York, NY
--------------------------------------------------------------------------------------------------------
                                                Director, Chairperson of the Board, President and
Dona D. Young*                                  Chief Executive Officer

--------------------------------------------------------------------------------------------------------
Michael E. Haylon*                              Executive Vice President and Chief Financial Officer
--------------------------------------------------------------------------------------------------------
Philip K. Polkinghorn*                          Executive Vice President, Life and Annuity
--------------------------------------------------------------------------------------------------------
                                                Executive Vice President, General Counsel and
Tracy L. Rich*                                  Assistant Secretary
--------------------------------------------------------------------------------------------------------
John H. Beers*                                  Vice President and Secretary
--------------------------------------------------------------------------------------------------------
Katherine P. Cody*                              Vice President and Treasurer
--------------------------------------------------------------------------------------------------------
Nancy J. Engberg*                               Vice President and Chief Compliance Officer
--------------------------------------------------------------------------------------------------------
Scott R. Lindquist*                             Senior Vice President and Chief Accounting Officer
--------------------------------------------------------------------------------------------------------
James D. Wehr**                                 Executive Vice President and Chief Investment Officer
--------------------------------------------------------------------------------------------------------


* The principal business address of this individual is One American Row, Hartford, CT 06103-2899

** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Advisor                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




-------------------------------------------------------------------------------
1 - Depositor & Registrant         6 - Depositor & Registrant
2 - Depositor & Registrant         7 - Files separate financial statements
3 - Depositor & Registrant         8 - Files as part of consolidated statement
4 - Depositor & Registrant         + - Depositor
5 - Depositor & Registrant         ++ - Registrant


ITEM 27. NUMBER OF CONTRACT OWNERS


    On February 28, 2006, there were 75 qualified and 211 nonqualified contract owners.


ITEM 28. INDEMNIFICATION

    Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article VI, Section 6.1 of the ByLaws of the Depositor (as amended and restated effective December 1, 2004) provides that:

    "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

    (1)  is or was a Director, officer or employee of the Company; or

    (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

    Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

1. Phoenix Equity Planning Corporation ("PEPCO") Principal Underwriter as to Contracts described in Prospectus.


    (a)  PEPCO serves as the principal underwriter for the following entities:

         Phoenix Adviser Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Engemann Funds, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 97, Phoenix-Kayne Funds, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Opportunities Trust, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1

    (b)  Directors and Officers of PEPCO.

         NAME                      POSITION
         ----                      --------

         George R. Aylward, Jr.**  Director, Executive Vice President
         Daniel T. Geraci*         Director, Chairman of the Board and President
         Michael E. Haylon*        Director
         James D. Wehr**           Director
         John R. Flores*           Vice President, Chief Compliance Officer
                                     and Anti-Money Laundering Officer
         John H. Beers*            Vice President and Secretary
         Glenn H. Pease**          Vice President, Finance and Treasurer
         David Martin *            Vice President and Chief Compliance Officer
         Francis G. Waltman**      Senior Vice President

         * The business address of this individual is One American Row, Hartford, CT 06103-2899.
         ** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.


    (c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract:

----------------------------------------------------------------------------------------------
       (1)                 (2)
     Name of         Net Underwriting          (3)               (4)
    Principal         Discounts and        Compensation        Brokerage           (5)
   Underwriter         Commissions        on Redemption       Commissions      Compensation
----------------------------------------------------------------------------------------------
PEPCO                $0                   $0                  $0               $0
----------------------------------------------------------------------------------------------

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS


    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row Hartford, Connecticut 06103-2899 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS

    (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

    (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;


    (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and


    (d) Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 1st day of May, 2006.


                       PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                       (Registrant)

                  By:


                       ------------------------------------------------------
                       *Dona D. Young, Chairperson of the Board, President and Chief Executive Officer


                       PHOENIX LIFE INSURANCE COMPANY
                       (Depositor)

                  By:


                       ------------------------------------------------------
                       *Dona D. Young, Chairperson of the Board, President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                SIGNATURE                             TITLE
                ---------                             -----



 --------------------------------------               Director
   *Sal H. Alfiero



 --------------------------------------               Director
    *Martin N. Baily



 --------------------------------------               Director
   *Jean S. Blackwell



 --------------------------------------               Director
   *Peter C. Browning



 --------------------------------------               Director
   *Arthur P. Byrne



 --------------------------------------               Director
   *Sanford Cloud, Jr.

                SIGNATURE                             TITLE



 --------------------------------------               Director
   *Gordon J. Davis



 --------------------------------------               Director
   John H. Forsgren



 --------------------------------------               Director
    *Ann Maynard Gray



 --------------------------------------               Director
   *John E. Haire



 --------------------------------------               Director
   *Jerry J. Jasinowski



 --------------------------------------               Director
   *Thomas S. Johnson





 --------------------------------------             Director, Chairperson of the
   *Dona D. Young                                   Board, President and Chief
                                                    Executive Officer



By: /s/ John H. Beers
    -----------------


       *John H. Beers, as Attorney-in-Fact pursuant to Powers of Attorney, on file with the Depositor.
       May 1, 2006



                                      S-2